UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barbara E. Courtney, Controller and Chief Accounting Officer

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

REPORT ON FORM N-Q

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 1.	Schedule of Investments

[Attached EDGARIZED SCHEDULE OF INVESTMENTS]

Growth Stock Portfolio

Schedule of Investments

September 30, 2010 (unaudited)

	Common Stocks (92.9%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (13.1%)
	Abercrombie & Fitch Co. - Class A	85,900	3,377
*	Amazon.com, Inc.	46,500	7,303
	Coach, Inc.	62,400	2,681
	DeVry, Inc.	56,100	2,761
*	DIRECTV - Class A	86,700	3,609
*	Discovery Communications, Inc.	69,200	2,643
	Johnson Controls, Inc.	129,700	3,956
*	Kohl’s Corp.	111,800	5,890
	Limited Brands, Inc.	87,900	2,354
	Marriott International, Inc. - Class A	138,800	4,973
	McDonald’s Corp.	84,100	6,266
	NIKE, Inc. - Class B	84,400	6,764
	Omnicom Group, Inc.	54,500	2,152
*	O’Reilly Automotive, Inc.	45,400	2,415
	Target Corp.	125,000	6,680
	The Walt Disney Co.	82,100	2,718

	Total		66,542

	Consumer Staples (9.8%)
	Avon Products, Inc.	113,500	3,644
	The Coca-Cola Co.	73,300	4,290
	Colgate-Palmolive Co.	51,800	3,981
	Costco Wholesale Corp.	60,400	3,895
	CVS Caremark Corp.	112,329	3,535
	H.J. Heinz Co.	55,900	2,648
*	Hansen Natural Corp.	57,400	2,676
	PepsiCo, Inc.	149,300	9,920
	Philip Morris International, Inc.	65,400	3,664
	The Procter & Gamble Co.	63,900	3,832
	Wal-Mart Stores, Inc.	141,900	7,594

	Total		49,679

	Energy (6.2%)
	Anadarko Petroleum Corp.	57,100	3,257
*	Cameron International Corp.	64,100	2,754
	EOG Resources, Inc.	19,400	1,804
	Halliburton Co.	155,900	5,156
	Hess Corp.	44,800	2,649
	Occidental Petroleum Corp.	70,600	5,528
	Petroleo Brasileiro SA, ADR	95,700	3,471
	Schlumberger, Ltd.	113,400	6,986

	Total		31,605

	Common Stocks (92.9%)	Shares/ $ Par	Value $ (000’s)

	Financials (5.8%)
	Aflac, Inc.	67,800	3,506
	American Express Co.	86,100	3,619
	CME Group, Inc. - Class A	7,500	1,953
	The Goldman Sachs Group, Inc.	36,600	5,292
	JPMorgan Chase & Co.	154,800	5,893
	MetLife, Inc.	71,900	2,764
	Morgan Stanley	121,300	2,994
	T. Rowe Price Group, Inc.	67,413	3,375

	Total		29,396

	Health Care (10.6%)
	Abbott Laboratories	115,300	6,023
	Allergan, Inc.	68,800	4,577
	AmerisourceBergen Corp.	154,500	4,737
*	Amgen, Inc.	92,000	5,070
*	Celgene Corp.	133,600	7,697
*	Covance, Inc.	56,300	2,634
	Covidien PLC	54,900	2,207
*	Express Scripts, Inc.	144,000	7,013
*	Life Technologies Corp.	62,000	2,895
	Merck & Co., Inc.	56,623	2,084
	Teva Pharmaceutical Industries, Ltd., ADR	101,600	5,359
*	Thermo Fisher Scientific, Inc.	78,500	3,759

	Total		54,055

	Industrials (10.4%)
	3M Co.	64,800	5,619
	Caterpillar, Inc.	57,300	4,508
	Cummins, Inc.	36,500	3,306
	Danaher Corp.	148,000	6,010
	FedEx Corp.	49,600	4,241
*	Foster Wheeler AG	84,300	2,062
	Honeywell International, Inc.	48,100	2,113
	Illinois Tool Works, Inc.	86,600	4,072
	Norfolk Southern Corp.	52,000	3,095
	PACCAR, Inc.	41,600	2,003
	Precision Castparts Corp.	16,300	2,076
	Union Pacific Corp.	42,200	3,452
	United Parcel Service, Inc. - Class B	57,500	3,835
	United Technologies Corp.	93,000	6,624

	Total		53,016

	Common Stocks (92.9%)	Shares/ $ Par	Value $ (000’s)

	Information Technology (29.6%)
*	Adobe Systems, Inc.	70,600	1,846
*	Agilent Technologies, Inc.	64,700	2,159
	Altera Corp.	49,400	1,490
	Amphenol Corp. - Class A	43,100	2,111
	Analog Devices, Inc.	62,600	1,964
*	Apple, Inc.	83,400	23,665
	Automatic Data Processing, Inc.	68,600	2,883
*	Avago Technologies, Ltd.	100,000	2,251
*	BMC Software, Inc.	46,700	1,890
	Broadcom Corp. - Class A	63,150	2,235
*	Cisco Systems, Inc.	518,500	11,355
*	Citrix Systems, Inc.	39,800	2,716
*	Cognizant Technology Solutions Corp. - Class A	41,100	2,650
*	Dell, Inc.	185,300	2,402
*	EMC Corp.	144,500	2,935
*	Google, Inc. - Class A	25,642	13,482
	Hewlett-Packard Co.	178,500	7,510
	Intel Corp.	247,800	4,765
	International Business Machines Corp.	53,200	7,136
*	Juniper Networks, Inc.	67,300	2,043
*	Marvell Technology Group, Ltd.	92,800	1,625
	MasterCard, Inc. - Class A	18,700	4,189
	Microsoft Corp.	495,000	12,123
*	NetApp, Inc.	55,000	2,738
	Oracle Corp.	356,100	9,561
	Paychex, Inc.	58,100	1,597
	QUALCOMM, Inc.	199,900	9,019
	Texas Instruments, Inc.	116,800	3,170
	Visa, Inc. - Class A	70,300	5,220
	Western Union Co.	113,900	2,013

	Total		150,743

	Materials (4.6%)
	The Dow Chemical Co.	158,200	4,344
	Ecolab, Inc.	42,100	2,136
	Freeport-McMoRan Copper & Gold, Inc.	52,800	4,509
	Monsanto Co.	62,300	2,986
	Potash Corp. of Saskatchewan, Inc.	35,600	5,128
	Praxair, Inc.	50,700	4,576

	Total		23,679

Growth Stock Portfolio

	Common Stocks (92.9%)	Shares/ $ Par	Value $ (000’s)

	Other Holdings (1.6%)
	iShares Russell 1000 Growth Index Fund	112,500	5,779
	iShares Russell Midcap Growth Index Fund	52,100	2,596

	Total		8,375

	Telecommunication Services (1.2%)
*	American Tower Corp. - Class A	122,700	6,290

	Total		6,290

	Total Common Stocks (Cost: $420,342)		473,380

	Short-Term Investments (7.4%)

	Energy (0.2%)
(b)	Sempra Global, 0.33%, 10/7/10	1,000,000	1,000

	Total		1,000

	Federal Government & Agencies (0.6%)
	Federal Home Loan Bank,
	0.16%, 10/29/10	3,000,000	3,000

	Total		3,000

	Finance Lessors (1.0%)
	Gemini Securitization Corp. LLC,
	0.24%, 10/26/10	5,000,000	4,999

	Total		4,999

	Finance Services (1.9%)
	Liberty Street Funding LLC,
	0.22%, 10/15/10	10,000,000	9,999

	Total		9,999

	Food Processors (2.0%)
	Kellogg Co., 0.27%, 10/13/10	10,000,000	9,999

	Total		9,999

	Personal Credit Institutions (1.7%)
	Old Line Funding LLC,
	0.20%, 10/1/10	8,700,000	8,700

	Total		8,700

	Total Short-Term Investments
	(Cost: $37,697)		37,697

	Total Investments (100.3%)
	(Cost: $458,039)(a)		511,077

	Other Assets, Less Liabilities (-0.3%)		(1,622)

	Net Assets (100.0%)		509,455

Growth Stock Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $458,039 and the net unrealized appreciation of investments based on that cost was $53,038 which is comprised of $73,487 aggregate gross unrealized appreciation and $20,449 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)

S&P 500 Index Futures (Long) (Total Notional Value at September 30, 2010, $19,611)	71	12/10	$565

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2010.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Domestic Common Stocks	$473,380	$-	$-
Short-Term Investments	-	37,697	-
Other Financial Instruments^	565	-	-

Total	$473,945	$37,697	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Focused Appreciation Portfolio

Schedule of Investments

September 30, 2010 (unaudited)

	Common Stocks (93.4%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (10.8%)
	Alcon, Inc.	40,487	6,753
*	Ford Motor Co.	601,160	7,358
	Limited Brands, Inc.	267,930	7,175
	News Corp. - Class A	698,695	9,125

	Total		30,411

	Consumer Staples (6.3%)
	Anheuser-Busch InBev NV, ADR	141,000	8,284
	Colgate-Palmolive Co.	48,455	3,724
	CVS Caremark Corp.	176,340	5,550

	Total		17,558

	Energy (2.1%)
	BG Group PLC, ADR	30,772	2,721
	Petroleo Brasileiro SA, ADR	91,397	3,315

	Total		6,036

	Financials (15.7%)
	ACE, Ltd.	90,450	5,269
	Bank of America Corp.	774,650	10,156
	The Charles Schwab Corp.	339,579	4,720
	CME Group, Inc. - Class A	29,405	7,659
	The Goldman Sachs Group, Inc.	24,120	3,487
	JPMorgan Chase & Co.	166,595	6,342
	Prudential PLC, ADR	323,454	6,453

	Total		44,086

	Health Care (8.3%)
*	Celgene Corp.	292,870	16,872
*	Gilead Sciences, Inc.	79,148	2,819
*	Intuitive Surgical, Inc.	5,735	1,627
*	Vertex Pharmaceuticals, Inc.	53,970	1,866

	Total		23,184

	Common Stocks (93.4%)	Shares/ $ Par	Value $ (000’s)

	Industrials (8.2%)
	FANUC, Ltd., ADR	90,900	5,796
	Precision Castparts Corp.	72,695	9,258
	United Parcel Service, Inc. - Class B	120,940	8,065

	Total		23,119

	Information Technology (34.4%)
	Amphenol Corp. - Class A	65,230	3,195
*	Apple, Inc.	122,865	34,863
*	Cisco Systems, Inc.	462,650	10,132
*	eBay, Inc.	462,345	11,281
*	Google, Inc. - Class A	23,627	12,423
	Oracle Corp.	537,540	14,433
	Tyco Electronics, Ltd.	69,435	2,029
*	Yahoo!, Inc.	579,275	8,208

	Total		96,564

	Materials (4.0%)
*	Ivanhoe Mines, Ltd.	474,300	11,103

	Total		11,103

	Telecommunication Services (3.6%)
	America Movil SAB de CV - Series L, ADR	42,730	2,279
*	Crown Castle International Corp.	178,110	7,863

	Total		10,142

	Total Common Stocks (Cost: $225,288)		262,203

	Short-Term Investments (8.8%)
	Energy (0.7%)
	Sempra Global, 0.33%, 10/7/10	2,000,000	2,000

	Total		2,000

Short-Term Investments (8.8%)	Shares/ $ Par	Value $ (000’s)

Finance Lessors (1.0%)
Gemini Securitization Corp. LLC, 0.24%, 10/26/10	2,800,000	2,799

Total		2,799

Finance Services (2.1%)
Alpine Securitization, 0.23%, 10/13/10	3,000,000	3,000
Liberty Street Funding LLC, 0.22%, 10/18/10	3,000,000	2,999

Total		5,999

Food Processors (2.2%)
General Mills, Inc., 0.28%, 10/6/10	3,000,000	3,000
Kellogg Co., 0.24%, 10/7/10	3,000,000	3,000

Total		6,000

Personal Credit Institutions (1.7%)
Bryant Park Funding LLC, 0.23%, 10/6/10	3,000,000	3,000
Straight-A Funding LLC, 0.15%, 10/1/10	1,800,000	1,800

Total		4,800

Short Term Business Credit (1.1%)
Atlantic Asset Securitization LLC, 0.23%, 10/7/10	3,000,000	3,000

Total		3,000

Total Short-Term Investments
(Cost: $24,598)		24,598

Total Investments (102.2%)
(Cost: $249,886)(a)		286,801

Other Assets, Less Liabilities (-2.2%)		(6,081)

Net Assets (100.0%)		280,720

Focused Appreciation Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $249,886 and the net unrealized appreciation of investments based on that cost was $36,915 which is comprised of $47,359 aggregate gross unrealized appreciation and $10,444 aggregate gross unrealized depreciation.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2010.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Domestic Common Stocks	$262,203	$-	$-
Short-Term Investments	-	24,598	-
Other Financial Instruments^	-	-	-

Total	$262,203	$24,598	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On September 30, 2010, this Portfolio did not hold any derivative instruments.

Large Cap Core Stock Portfolio

Schedule of Investments

September 30, 2010 (unaudited)

	Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (11.4%)
	Abercrombie & Fitch Co. - Class A	61,600	2,422
*	Amazon.com, Inc.	6,200	974
	Coach, Inc.	28,200	1,211
*	DIRECTV - Class A	65,100	2,710
*	Discovery Communications, Inc.	52,600	2,009
*	Ford Motor Co.	200,200	2,450
	The Home Depot, Inc.	31,500	998
	Johnson Controls, Inc.	98,100	2,992
*	Kohl’s Corp.	66,000	3,477
	Limited Brands, Inc.	67,700	1,813
	Marriott International, Inc. - Class A	104,400	3,741
	McDonald’s Corp.	52,500	3,912
	NIKE, Inc. - Class B	54,700	4,384
	Omnicom Group, Inc.	30,600	1,208
	Target Corp.	83,900	4,483
	The Walt Disney Co.	95,100	3,149

	Total		41,933

	Consumer Staples (10.8%)
	Avon Products, Inc.	87,100	2,797
	The Coca-Cola Co.	53,600	3,137
	Colgate-Palmolive Co.	23,500	1,806
	Costco Wholesale Corp.	59,200	3,818
	CVS Caremark Corp.	101,422	3,192
	H.J. Heinz Co.	57,000	2,700
*	Hansen Natural Corp.	42,300	1,972
	Mead Johnson Nutrition Co.	22,000	1,252
	PepsiCo, Inc.	87,800	5,833
	Philip Morris International, Inc.	52,700	2,952
	The Procter & Gamble Co.	73,662	4,418
	Wal-Mart Stores, Inc.	112,300	6,010

	Total		39,887

	Energy (11.1%)
	Anadarko Petroleum Corp.	66,600	3,799
*	Cameron International Corp.	53,900	2,315
	Chevron Corp.	101,400	8,218
	EOG Resources, Inc.	9,500	883
	Exxon Mobil Corp.	135,049	8,345
	Halliburton Co.	110,400	3,651
	Hess Corp.	51,600	3,051
	Occidental Petroleum Corp.	40,100	3,140
	Petroleo Brasileiro SA, ADR	51,300	1,861
	Schlumberger, Ltd.	93,100	5,736

	Total		40,999

	Financials (13.5%)
	American Express Co.	89,000	3,741
	Bank of America Corp.	351,607	4,610

	Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
*	Citigroup, Inc.	870,300	3,394
	CME Group, Inc. - Class A	5,900	1,537
	The Goldman Sachs Group, Inc.	37,700	5,451
	JPMorgan Chase & Co.	227,196	8,649
	MetLife, Inc.	110,100	4,233
	Morgan Stanley	129,800	3,203
	PNC Financial Services Group, Inc.	35,930	1,865
	Prudential Financial, Inc.	55,000	2,980
	SunTrust Banks, Inc.	53,000	1,369
	T. Rowe Price Group, Inc.	56,500	2,829
	The Travelers Cos., Inc.	26,800	1,396
	Wells Fargo & Co.	190,600	4,790

	Total		50,047

	Health Care (11.8%)
	Abbott Laboratories	72,000	3,761
	Allergan, Inc.	49,200	3,273
	AmerisourceBergen Corp.	108,600	3,330
*	Amgen, Inc.	32,200	1,775
*	Celgene Corp.	78,995	4,551
*	Covance, Inc.	43,200	2,021
	Covidien PLC	29,100	1,169
*	Express Scripts, Inc.	81,400	3,964
	Johnson & Johnson	52,900	3,278
*	Life Technologies Corp.	46,800	2,185
	Merck & Co., Inc.	116,238	4,279
	Pfizer, Inc.	207,800	3,568
	Teva Pharmaceutical Industries, Ltd., ADR	38,900	2,052
*	Thermo Fisher Scientific, Inc.	59,200	2,834
	UnitedHealth Group, Inc.	40,300	1,415

	Total		43,455

	Industrials (11.2%)
	3M Co.	39,100	3,390
	Caterpillar, Inc.	55,400	4,359
	Cummins, Inc.	27,600	2,500
	Danaher Corp.	51,259	2,082
	FedEx Corp.	38,500	3,292
*	Foster Wheeler AG	62,500	1,529
	General Electric Co.	346,600	5,632
	Honeywell International, Inc.	51,900	2,280
	Illinois Tool Works, Inc.	65,900	3,099
	Norfolk Southern Corp.	48,800	2,904
	PACCAR, Inc.	22,600	1,088
	Precision Castparts Corp.	8,400	1,070
	Union Pacific Corp.	31,800	2,601
	United Parcel Service, Inc. - Class B	45,200	3,014
	United Technologies Corp.	37,800	2,693

	Total		41,533

	Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

	Information Technology (18.1%)
*	Adobe Systems, Inc.	39,200	1,025
*	Agilent Technologies, Inc.	45,200	1,508
*	Apple, Inc.	33,100	9,392
	Automatic Data Processing, Inc.	31,100	1,307
*	Avago Technologies, Ltd.	60,200	1,355
	Broadcom Corp. - Class A	45,100	1,596
*	Cisco Systems, Inc.	257,800	5,646
*	Cognizant Technology Solutions Corp. - Class A	11,600	748
*	Dell, Inc.	94,100	1,219
*	eBay, Inc.	56,600	1,381
*	EMC Corp.	162,400	3,298
*	Google, Inc. - Class A	8,400	4,417
	Hewlett-Packard Co.	98,600	4,148
	Intel Corp.	220,500	4,240
	International Business Machines Corp.	46,100	6,184
*	Juniper Networks, Inc.	50,400	1,530
	MasterCard, Inc. - Class A	5,700	1,277
	Microsoft Corp.	313,500	7,678
	Oracle Corp.	152,100	4,084
	QUALCOMM, Inc.	62,100	2,802
	Texas Instruments, Inc.	74,600	2,025

	Total		66,860

	Materials (4.8%)
	Agnico-Eagle Mines, Ltd.	18,100	1,286
	The Dow Chemical Co.	151,000	4,146
	Ecolab, Inc.	31,800	1,613
	Freeport-McMoRan Copper & Gold, Inc.	36,500	3,117
	Monsanto Co.	30,400	1,457
	Potash Corp. of Saskatchewan, Inc.	27,100	3,903
	Praxair, Inc.	25,300	2,284

	Total		17,806

	Telecommunication Services (2.9%)
*	American Tower Corp. - Class A	75,600	3,875
	AT&T, Inc.	117,600	3,363
*	Sprint Nextel Corp.	279,000	1,292
	Verizon Communications, Inc.	61,200	1,995

	Total		10,525

	Utilities (2.5%)
	American Electric Power Co., Inc.	111,000	4,022
	CenterPoint Energy, Inc.	169,000	2,657

Large Cap Core Stock Portfolio

Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)

Utilities continued
PG&E Corp.	56,900	2,584

Total		9,263

Total Common Stocks (Cost: $330,503)		362,308

Short Term Investments (2.1%)

Personal Credit Institutions (2.1%)
Old Line Funding LLC,
0.20%, 10/1/10	7,700,000	7,700

Total		7,700

Total Short Term Investments
(Cost: $7,700)		7,700

Total Investments (100.2%)
(Cost: $338,203)(a)		370,008

Other Assets, Less Liabilities (-0.2%)		(567)

Net Assets (100.0%)		369,441

Large Cap Core Stock Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $338,203 and the net unrealized appreciation of investments based on that cost was $31,805 which is comprised of $48,674 aggregate gross unrealized appreciation and $16,869 aggregate gross unrealized depreciation.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2010.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Domestic Common Stocks	$362,308	$-	$-
Short-Term Investments	-	7,700	-
Other Financial Instruments^	-	-	-

Total	$362,308	$7,700	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On September 30, 2010, this Portfolio did not hold any derivative instruments.

Large Cap Blend Portfolio

Schedule of Investments

September 30, 2010 (unaudited)

	Common Stocks (97.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (12.8%)
	Carnival Corp.	4,900	187
	CBS Corp. - Class B	23,200	368
	Coach, Inc.	11,900	511
	Comcast Corp. - Class A	7,600	138
*	DreamWorks Animation SKG, Inc. - Class A	8,000	255
	Gannett Co., Inc.	11,500	141
	Lowe’s Cos., Inc.	14,900	332
	McDonald’s Corp.	2,000	149
	NIKE, Inc. - Class B	1,500	120
	Scripps Networks Interactive - Class A	8,300	395
	Stanley Black & Decker, Inc.	1,500	92
	Strayer Education, Inc.	700	122
	Target Corp.	28,900	1,545
	Tiffany & Co.	16,300	766
	Time Warner Cable, Inc.	9,543	515
	Time Warner, Inc.	7,000	215
*	Urban Outfitters, Inc.	16,900	531
	Viacom, Inc. - Class B	11,500	416
	The Walt Disney Co.	6,500	215

	Total		7,013

	Consumer Staples (10.8%)
	Alberto-Culver Co.	3,100	117
	Altria Group, Inc.	7,100	171
	Colgate-Palmolive Co.	7,800	599
	General Mills, Inc.	9,100	332
	Kraft Foods, Inc. - Class A	22,500	694
	PepsiCo, Inc.	12,900	857
	Philip Morris International, Inc.	47,500	2,661
	The Procter & Gamble Co.	8,700	522

	Total		5,953

	Energy (12.6%)
	Anadarko Petroleum Corp.	13,600	776
	Baker Hughes, Inc.	3,600	153
	Cenovus Energy, Inc.	26,800	771
	Chevron Corp.	6,300	511
	Halliburton Co.	19,600	648
	Noble Energy, Inc.	9,100	683
	Royal Dutch Shell PLC - Class A, ADR	16,400	989
	Royal Dutch Shell PLC - Class B, ADR	1,700	100
	Schlumberger, Ltd.	17,600	1,084
*	Transocean, Ltd.	6,700	431
*	Weatherford International, Ltd.	46,600	797

	Total		6,943

	Financials (11.5%)
	ACE, Ltd.	3,000	175
	The Allstate Corp.	48,300	1,524
	Aon Corp.	11,100	434

	Common Stocks (97.7%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	The Bank of New York Mellon Corp.	2,300	60
	BB&T Corp.	3,800	92
*	Berkshire Hathaway, Inc. - Class A	1	124
	The Charles Schwab Corp.	53,800	748
	CME Group, Inc. - Class A	300	78
	The Goldman Sachs Group, Inc.	6,600	954
	JPMorgan Chase & Co.	27,700	1,055
	Plum Creek Timber Co., Inc.	1,400	49
	The Progressive Corp.	21,400	447
	RenaissanceRe Holdings, Ltd.	1,800	108
	T. Rowe Price Group, Inc.	3,100	155
	Ventas, Inc.	2,600	134
	Wells Fargo & Co.	6,400	161

	Total		6,298

	Health Care (11.6%)
	Allergan, Inc.	11,400	758
*	Boston Scientific Corp.	88,200	541
	Bristol-Myers Squibb Co.	8,300	225
*	Celgene Corp.	17,400	1,002
*	Cerner Corp.	10,200	857
*	DaVita, Inc.	3,300	228
	Medtronic, Inc.	18,700	628
	Merck & Co., Inc.	28,599	1,053
*	Mettler-Toledo International, Inc.	800	99
	Shire PLC, ADR	10,200	686
	Universal Health Services, Inc. - Class B	8,200	319

	Total		6,396

	Industrials (8.8%)
	The Boeing Co.	3,400	226
	Bucyrus International, Inc.	5,300	368
	Cummins, Inc.	2,600	235
	Danaher Corp.	7,700	313
	Emerson Electric Co.	8,800	463
	FedEx Corp.	12,900	1,103
	General Electric Co.	16,100	262
	Illinois Tool Works, Inc.	8,200	386
	Iron Mountain, Inc.	4,300	96
*	Jacobs Engineering Group, Inc.	2,000	77
	Norfolk Southern Corp.	12,500	744
*	Spirit AeroSystems Holdings, Inc. - Class A	19,200	383
	United Technologies Corp.	2,800	199

	Total		4,855

	Common Stocks (97.7%)	Shares/ $ Par	Value $ (000’s)

	Information Technology (20.1%)
*	Akamai Technologies, Inc.	6,000	301
*	Alliance Data Systems Corp.	1,300	85
*	Apple, Inc.	1,900	539
	Broadcom Corp. - Class A	23,300	825
*	Cisco Systems, Inc.	48,100	1,053
*	First Solar, Inc.	600	88
*	Google, Inc. - Class A	2,770	1,456
	Hewlett-Packard Co.	3,800	160
	International Business Machines Corp.	5,400	724
	Jabil Circuit, Inc.	17,800	256
*	Juniper Networks, Inc.	32,900	999
	KLA-Tencor Corp.	13,700	483
	Maxim Integrated Products, Inc.	26,800	496
	Microchip Technology, Inc.	4,600	145
	Microsoft Corp.	17,300	424
*	NetApp, Inc.	2,300	115
	Nintendo Co., Ltd., ADR	21,200	661
	Oracle Corp.	11,200	301
	QUALCOMM, Inc.	25,100	1,133
	Tyco Electronics, Ltd.	7,200	210
	Visa, Inc. - Class A	8,000	594

	Total		11,048

	Materials (6.5%)
	Air Products and Chemicals, Inc.	4,800	397
	Allegheny Technologies, Inc.	15,300	711
	Barrick Gold Corp.	14,100	653
	Cliffs Natural Resources, Inc.	5,800	371
	Freeport-McMoRan Copper & Gold, Inc.	3,300	282
	Monsanto Co.	13,300	637
	Nucor Corp.	6,100	233
	Potash Corp. of Saskatchewan, Inc.	600	86
	Vulcan Materials Co.	5,200	192

	Total		3,562

	Telecommunication Services (2.2%)
*	American Tower Corp. - Class A	22,400	1,148
	Qwest Communications International, Inc.	11,400	72

	Total		1,220

	Utilities (0.8%)
	American Water Works Co., Inc.	9,000	210
	Edison International	1,800	62
	PPL Corp.	2,500	68

Large Cap Blend Portfolio

Common Stocks (97.7%)	Shares/ $ Par	Value $ (000’s)

Utilities continued
Sempra Energy	1,400	75

Total		415

Total Common Stocks (Cost: $48,541)		53,703

Short Term Investments (6.0%)

Finance Lessors (1.1%)
Gemini Securitization Corp. LLC, 0.23%, 10/1/10	600,000	600

Total		600

Finance Services (1.3%)
Liberty Street Funding LLC, 0.22%, 10/18/10	700,000	700

Total		700

Food Processors (1.2%)
General Mills, Inc., 0.28%, 10/6/10	700,000	700

Total		700

Personal Credit Institutions (1.1%)
Straight-A Funding LLC,
0.15%, 10/1/10	600,000	600

Total		600

Short Term Business Credit (1.3%)
Atlantic Asset Securitization LLC, 0.23%, 10/7/10	700,000	700

Total		700

Total Short Term Investments
(Cost: $3,300)		3,300

Total Investments (103.7%)
(Cost: $51,841)(a)		57,003

Other Assets, Less Liabilities (-3.7%)		(2,058)

Net Assets (100.0%)		54,945

Large Cap Blend Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $51,841 and the net unrealized appreciation of investments based on that cost was $5,162 which is comprised of $6,907 aggregate gross unrealized appreciation and $1,745 aggregate gross unrealized depreciation.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2010.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Domestic Common Stocks	$53,703	$-	$-
Short-Term Investments	-	3,300	-
Other Financial Instruments^	-	-	-

Total	$53,703	$3,300	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On September 30, 2010, this Portfolio did not hold any derivative instruments.

Index 500 Stock Portfolio

Schedule of Investments

September 30, 2010 (unaudited)

	Common Stocks (97.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (10.3%)
	Abercrombie & Fitch Co. - Class A	12,400	488
*	Amazon.com, Inc.	49,700	7,806
*	Apollo Group, Inc. - Class A	17,800	914
*	AutoNation, Inc.	8,829	205
*	AutoZone, Inc.	4,025	921
*	Bed Bath & Beyond, Inc.	37,100	1,611
	Best Buy Co., Inc.	48,575	1,983
*	Big Lots, Inc.	10,600	352
*	CarMax, Inc.	31,400	875
	Carnival Corp.	61,109	2,335
	CBS Corp. - Class B	95,624	1,517
	Coach, Inc.	41,800	1,796
	Comcast Corp. - Class A	394,305	7,129
	D.R. Horton, Inc.	39,400	438
	Darden Restaurants, Inc.	19,450	832
	DeVry, Inc.	8,800	433
*	DIRECTV - Class A	121,800	5,071
*	Discovery Communications, Inc. - Class A	40,000	1,742
*	Eastman Kodak Co.	37,783	159
	Expedia, Inc.	29,200	824
	Family Dollar Stores, Inc.	18,600	821
*	Ford Motor Co.	483,165	5,914
	Fortune Brands, Inc.	21,367	1,052
*	GameStop Corp. - Class A	21,100	416
	Gannett Co., Inc.	33,550	410
	The Gap, Inc.	61,775	1,151
	Genuine Parts Co.	22,100	985
*	The Goodyear Tire & Rubber Co.	34,100	367
	H&R Block, Inc.	43,300	561
	Harley-Davidson, Inc.	33,100	941
*	Harman International Industries, Inc.	9,800	327
	Hasbro, Inc.	19,625	874
	The Home Depot, Inc.	234,000	7,413
	International Game Technology	41,900	605
*	The Interpublic Group of Companies, Inc.	68,700	689
	J.C. Penney Co., Inc.	33,250	904
	Johnson Controls, Inc.	94,600	2,885
*	Kohl’s Corp.	43,267	2,279
	Leggett & Platt, Inc.	20,533	467
	Lennar Corp. - Class A	22,300	343
	Limited Brands, Inc.	37,187	996
	Lowe’s Cos., Inc.	197,200	4,396
	Macy’s, Inc.	59,346	1,370
	Marriott International, Inc. - Class A	40,256	1,442
	Mattel, Inc.	50,588	1,187

	Common Stocks (97.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	McDonald’s Corp.	149,578	11,145
	The McGraw-Hill Cos., Inc.	43,420	1,435
	Meredith Corp.	5,100	170
*	The New York Times Co. - Class A	16,570	128
	Newell Rubbermaid, Inc.	39,092	696
	News Corp. - Class A	320,400	4,184
	NIKE, Inc. - Class B	54,300	4,352
	Nordstrom, Inc.	23,734	883
*	Office Depot, Inc.	38,757	178
	Omnicom Group, Inc.	42,300	1,670
*	O’Reilly Automotive, Inc.	19,500	1,037
	Polo Ralph Lauren Corp. - Class A	9,200	827
*	Priceline.com, Inc.	6,800	2,369
*	Pulte Homes, Inc.	47,335	415
	RadioShack Corp.	17,600	375
	Ross Stores, Inc.	16,900	923
	Scripps Networks Interactive - Class A	12,600	600
*	Sears Holdings Corp.	6,180	446
	The Sherwin-Williams Co.	12,713	955
	Stanley Black & Decker, Inc.	23,242	1,424
	Staples, Inc.	102,550	2,145
	Starbucks Corp.	104,000	2,660
	Starwood Hotels & Resorts Worldwide, Inc.	26,700	1,403
	Target Corp.	101,357	5,417
	Tiffany & Co.	17,767	835
	Time Warner Cable, Inc.	49,892	2,694
	Time Warner, Inc.	158,033	4,844
	The TJX Cos., Inc.	56,300	2,513
*	Urban Outfitters, Inc.	18,100	569
	VF Corp.	12,157	985
	Viacom, Inc. - Class B	85,424	3,091
	The Walt Disney Co.	268,757	8,899
	The Washington Post Co. - Class B	800	320
	Whirlpool Corp.	10,644	862
	Wyndham Worldwide Corp.	25,086	689
	Wynn Resorts, Ltd.	10,600	920
	Yum! Brands, Inc.	65,660	3,024

	Total		152,308

	Consumer Staples (11.0%)
	Altria Group, Inc.	292,822	7,034
	Archer-Daniels-Midland Co.	89,803	2,867
	Avon Products, Inc.	60,300	1,936
	Brown-Forman Corp. - Class B	14,622	901

	Common Stocks (97.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Staples continued
	Campbell Soup Co.	27,222	973
	The Clorox Co.	19,550	1,305
	The Coca-Cola Co.	324,475	18,988
	Coca-Cola Enterprises, Inc.	46,600	1,445
	Colgate-Palmolive Co.	68,322	5,251
	ConAgra Foods, Inc.	61,767	1,355
*	Constellation Brands, Inc. - Class A	24,900	441
	Costco Wholesale Corp.	61,664	3,977
	CVS Caremark Corp.	190,861	6,006
*	Dean Foods Co.	25,600	261
	Dr. Pepper Snapple Group, Inc.	33,600	1,194
	The Estee Lauder Cos., Inc. - Class A	16,000	1,012
	General Mills, Inc.	90,234	3,297
	H.J. Heinz Co.	44,717	2,118
	The Hershey Co.	21,700	1,033
	Hormel Foods Corp.	9,700	433
	The J.M. Smucker Co.	16,800	1,017
	Kellogg Co.	36,657	1,852
	Kimberly-Clark Corp.	57,556	3,744
	Kraft Foods, Inc. - Class A	244,996	7,561
	The Kroger Co.	90,205	1,954
	Lorillard, Inc.	21,346	1,714
	McCormick & Co., Inc.	18,700	786
	Mead Johnson Nutrition Co.	28,731	1,635
	Molson Coors Brewing Co. - Class B	22,200	1,048
	PepsiCo, Inc.	223,525	14,851
	Philip Morris International, Inc.	257,522	14,426
	The Procter & Gamble Co.	398,764	23,914
	Reynolds American, Inc.	23,800	1,414
	Safeway, Inc.	53,600	1,134
	Sara Lee Corp.	93,035	1,249
	SUPERVALU, INC.	29,770	343
	Sysco Corp.	82,625	2,356
	Tyson Foods, Inc. - Class A	41,900	671
	Walgreen Co.	136,746	4,581
	Wal-Mart Stores, Inc.	281,000	15,039
*	Whole Foods Market, Inc.	20,500	761

	Total		163,877

	Energy (10.7%)
	Anadarko Petroleum Corp.	69,524	3,966
	Apache Corp.	51,146	5,000
	Baker Hughes, Inc.	60,564	2,580
	Cabot Oil & Gas Corp.	14,600	440
*	Cameron International Corp.	34,000	1,461

Index 500 Stock Portfolio

	Common Stocks (97.8%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Chesapeake Energy Corp.	91,900	2,081
	Chevron Corp.	282,514	22,898
	ConocoPhillips	208,438	11,971
	CONSOL Energy, Inc.	31,700	1,172
*	Denbury Resources, Inc.	56,100	891
	Devon Energy Corp.	61,100	3,956
	Diamond Offshore Drilling, Inc.	9,800	664
	El Paso Corp.	98,871	1,224
	EOG Resources, Inc.	35,620	3,312
	Exxon Mobil Corp.	715,401	44,205
*	FMC Technologies, Inc.	16,900	1,154
	Halliburton Co.	127,938	4,231
	Helmerich & Payne, Inc.	14,900	603
	Hess Corp.	41,100	2,430
	Marathon Oil Corp.	99,666	3,299
	Massey Energy Co.	14,300	444
	Murphy Oil Corp.	26,900	1,666
*	Nabors Industries, Ltd.	40,100	724
	National-Oilwell Varco, Inc.	58,900	2,619
	Noble Energy, Inc.	24,600	1,847
	Occidental Petroleum Corp.	114,140	8,937
	Peabody Energy Corp.	37,800	1,852
	Pioneer Natural Resources Co.	16,300	1,060
	QEP Resources, Inc.	24,600	741
	Range Resources Corp.	22,500	858
*	Rowan Cos., Inc.	16,150	490
	Schlumberger, Ltd.	191,984	11,828
*	Southwestern Energy Co.	48,600	1,625
	Spectra Energy Corp.	91,036	2,053
	Sunoco, Inc.	16,900	617
	Tesoro Corp.	20,100	268
	Valero Energy Corp.	79,600	1,394
	The Williams Companies, Inc.	82,100	1,569

	Total		158,130

	Financials (15.2%)
	ACE, Ltd.	47,600	2,773
	Aflac, Inc.	66,150	3,421
	The Allstate Corp.	75,628	2,386
	American Express Co.	147,075	6,182
*	American International Group, Inc.	18,991	743
	Ameriprise Financial, Inc.	35,255	1,669
	Aon Corp.	37,900	1,482
	Apartment Investment & Management Co. - Class A	16,456	352
	Assurant, Inc.	15,000	611
	AvalonBay Communities, Inc.	11,973	1,244
	Bank of America Corp.	1,409,696	18,481

	Common Stocks (97.8%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	The Bank of New York Mellon Corp.	170,563	4,457
	BB&T Corp.	97,400	2,345
*	Berkshire Hathaway, Inc. - Class B	243,066	20,097
	Boston Properties, Inc.	19,600	1,629
	Capital One Financial Corp.	64,129	2,536
*	CB Richard Ellis Group, Inc. - Class A	40,700	744
	The Charles Schwab Corp.	139,211	1,935
	The Chubb Corp.	44,200	2,519
	Cincinnati Financial Corp.	22,875	660
*	Citigroup, Inc.	3,337,948	13,018
	CME Group, Inc. - Class A	9,400	2,448
	Comerica, Inc.	24,750	919
	Discover Financial Services	76,456	1,275
*	E*TRADE Financial Corp.	27,860	405
	Equity Residential	39,800	1,893
	Federated Investors, Inc. - Class B	12,900	294
	Fifth Third Bancorp	111,834	1,345
*	First Horizon National Corp.	32,674	373
	Franklin Resources, Inc.	20,550	2,197
*	Genworth Financial, Inc. - Class A	68,700	840
	The Goldman Sachs Group, Inc.	72,400	10,468
	The Hartford Financial Services Group, Inc.	62,450	1,433
	HCP, Inc.	43,600	1,569
	Health Care REIT, Inc.	18,600	881
	Host Hotels & Resorts, Inc.	92,494	1,339
	Hudson City Bancorp, Inc.	74,000	907
	Huntington Bancshares, Inc.	100,742	571
*	IntercontinentalExchange, Inc.	10,400	1,089
	Invesco, Ltd.	65,800	1,397
	Janus Capital Group, Inc.	25,829	283
	JPMorgan Chase & Co.	557,129	21,210
	KeyCorp	123,675	984
	Kimco Realty Corp.	57,000	898
	Legg Mason, Inc.	21,700	658
*	Leucadia National Corp.	27,700	654
	Lincoln National Corp.	44,530	1,065
	Loews Corp.	44,621	1,691
	M&T Bank Corp.	12,000	982
	Marsh & McLennan Cos., Inc.	76,180	1,837
	Marshall & Ilsley Corp.	74,100	522
	MetLife, Inc.	127,374	4,898
	Moody’s Corp.	28,650	716
	Morgan Stanley	196,313	4,845

	Common Stocks (97.8%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
*	The Nasdaq OMX Group, Inc.	20,200	392
	Northern Trust Corp.	34,050	1,643
	NYSE Euronext	36,600	1,046
	People’s United Financial, Inc.	52,100	682
	Plum Creek Timber Co., Inc.	22,700	801
	PNC Financial Services Group, Inc.	73,789	3,830
	Principal Financial Group, Inc.	45,000	1,166
	The Progressive Corp.	93,800	1,958
	ProLogis	67,000	789
	Prudential Financial, Inc.	65,600	3,554
	Public Storage	19,600	1,902
	Regions Financial Corp.	176,490	1,283
	Simon Property Group, Inc.	41,136	3,815
*	SLM Corp.	68,242	788
	State Street Corp.	70,500	2,655
	SunTrust Banks, Inc.	70,233	1,814
	T. Rowe Price Group, Inc.	36,000	1,802
	Torchmark Corp.	11,350	603
	The Travelers Cos., Inc.	66,010	3,439
	U.S. Bancorp	269,321	5,823
	Unum Group	45,931	1,017
	Ventas, Inc.	22,100	1,140
	Vornado Realty Trust	22,774	1,948
	Wells Fargo & Co.	735,231	18,476
	XL Group PLC	48,100	1,042
	Zions Bancorporation	24,400	521

	Total		226,099

	Health Care (11.4%)
	Abbott Laboratories	216,950	11,333
	Aetna, Inc.	58,608	1,853
	Allergan, Inc.	43,234	2,876
	AmerisourceBergen Corp.	39,200	1,202
*	Amgen, Inc.	134,617	7,419
	Baxter International, Inc.	82,100	3,917
	Becton, Dickinson and Co.	32,650	2,419
*	Biogen Idec, Inc.	33,990	1,907
*	Boston Scientific Corp.	213,122	1,306
	Bristol-Myers Squibb Co.	240,913	6,531
	C.R. Bard, Inc.	13,200	1,075
	Cardinal Health, Inc.	49,325	1,630
*	CareFusion Corp.	26,912	668
*	Celgene Corp.	64,600	3,722
*	Cephalon, Inc.	10,600	662
*	Cerner Corp.	10,000	840
	CIGNA Corp.	38,287	1,370
*	Coventry Health Care, Inc.	20,800	448
*	DaVita, Inc.	14,400	994
	DENTSPLY International, Inc.	20,100	643

Index 500 Stock Portfolio

	Common Stocks (97.8%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
	Eli Lilly and Co.	142,606	5,209
*	Express Scripts, Inc.	76,200	3,711
*	Forest Laboratories, Inc.	40,166	1,242
*	Genzyme Corp.	35,800	2,534
*	Gilead Sciences, Inc.	117,800	4,195
*	Hospira, Inc.	23,465	1,338
*	Humana, Inc.	23,800	1,196
*	Intuitive Surgical, Inc.	5,500	1,560
	Johnson & Johnson	387,037	23,981
*	King Pharmaceuticals, Inc.	35,066	349
*	Laboratory Corp. of America Holdings	14,400	1,129
*	Life Technologies Corp.	25,780	1,204
	McKesson Corp.	36,705	2,268
*	Medco Health Solutions, Inc.	60,944	3,173
	Medtronic, Inc.	151,700	5,094
	Merck & Co., Inc.	432,383	15,916
*	Mylan, Inc.	43,500	818
	Patterson Cos., Inc.	13,600	390
	PerkinElmer, Inc.	16,600	384
	Pfizer, Inc.	1,129,392	19,392
	Quest Diagnostics, Inc.	20,700	1,045
*	St. Jude Medical, Inc.	46,000	1,810
	Stryker Corp.	48,000	2,402
*	Tenet Healthcare Corp.	68,150	322
*	Thermo Fisher Scientific, Inc.	57,200	2,739
	UnitedHealth Group, Inc.	157,944	5,545
*	Varian Medical Systems, Inc.	17,100	1,034
*	Waters Corp.	12,900	913
*	Watson Pharmaceuticals, Inc.	15,100	639
*	WellPoint, Inc.	56,200	3,183
*	Zimmer Holdings, Inc.	28,237	1,478

	Total		169,008

	Industrials (10.6%)
	3M Co.	100,176	8,686
	Avery Dennison Corp.	15,450	574
	The Boeing Co.	102,776	6,839
	C.H. Robinson Worldwide, Inc.	23,300	1,629
	Caterpillar, Inc.	88,576	6,969
	Cintas Corp.	18,733	516
	CSX Corp.	53,300	2,949
	Cummins, Inc.	27,900	2,527
	Danaher Corp.	75,200	3,054
	Deere & Co.	59,520	4,153
	Dover Corp.	26,267	1,371
	The Dun & Bradstreet Corp.	7,000	519
	Eaton Corp.	23,600	1,947
	Emerson Electric Co.	105,700	5,566
	Equifax, Inc.	17,600	549
	Expeditors International of Washington, Inc.	29,800	1,378

	Common Stocks (97.8%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Fastenal Co.	20,700	1,101
	FedEx Corp.	44,220	3,781
*	First Solar, Inc.	7,600	1,120
	Flowserve Corp.	7,900	864
	Fluor Corp.	25,100	1,243
	General Dynamics Corp.	53,400	3,354
	General Electric Co.	1,502,106	24,409
	Goodrich Corp.	17,600	1,298
	Honeywell International, Inc.	108,450	4,765
	Illinois Tool Works, Inc.	70,700	3,324
	Iron Mountain, Inc.	28,300	632
	ITT Corp.	25,800	1,208
*	Jacobs Engineering Group, Inc.	17,700	685
	L-3 Communications Holdings, Inc.	16,100	1,164
	Lockheed Martin Corp.	41,808	2,980
	Masco Corp.	50,400	555
	Norfolk Southern Corp.	51,757	3,080
	Northrop Grumman Corp.	41,320	2,505
	PACCAR, Inc.	51,215	2,466
	Pall Corp.	16,350	681
	Parker Hannifin Corp.	22,612	1,584
	Pitney Bowes, Inc.	29,037	621
	Precision Castparts Corp.	20,000	2,547
*	Quanta Services, Inc.	29,600	565
	R.R. Donnelley & Sons Co.	29,034	492
	Raytheon Co.	52,600	2,404
	Republic Services, Inc.	43,007	1,311
	Robert Half International, Inc.	20,740	539
	Rockwell Automation, Inc.	19,950	1,232
	Rockwell Collins, Inc.	22,050	1,284
	Roper Industries, Inc.	13,200	860
	Ryder System, Inc.	7,400	317
	Snap-on, Inc.	8,117	378
	Southwest Airlines Co.	104,767	1,369
*	Stericycle, Inc.	12,000	834
	Textron, Inc.	38,500	792
	Tyco International, Ltd.	69,900	2,567
	Union Pacific Corp.	69,920	5,720
	United Parcel Service, Inc. - Class B	139,200	9,283
	United Technologies Corp.	130,534	9,298
	W.W. Grainger, Inc.	8,400	1,001
	Waste Management, Inc.	67,085	2,398

	Total		157,837

	Information Technology (18.3%)
*	Adobe Systems, Inc.	73,750	1,929
*	Advanced Micro Devices, Inc.	79,600	566
*	Agilent Technologies, Inc.	48,637	1,623
*	Akamai Technologies, Inc.	25,500	1,280
	Altera Corp.	43,211	1,303

	Common Stocks (97.8%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Amphenol Corp. - Class A	24,400	1,195
	Analog Devices, Inc.	41,857	1,313
*	Apple, Inc.	128,400	36,433
	Applied Materials, Inc.	187,700	2,192
*	Autodesk, Inc.	31,968	1,022
	Automatic Data Processing, Inc.	69,150	2,906
*	BMC Software, Inc.	25,060	1,014
	Broadcom Corp. - Class A	63,000	2,230
	CA, Inc.	54,392	1,149
*	Cisco Systems, Inc.	802,400	17,573
*	Citrix Systems, Inc.	26,220	1,789
*	Cognizant Technology Solutions Corp. - Class A	42,300	2,727
	Computer Sciences Corp.	21,650	996
*	Compuware Corp.	31,357	267
	Corning, Inc.	219,400	4,011
*	Dell, Inc.	237,733	3,081
*	eBay, Inc.	162,200	3,958
*	Electronic Arts, Inc.	46,400	762
*	EMC Corp.	288,474	5,859
	Fidelity National Information Services, Inc.	37,000	1,004
*	Fiserv, Inc.	21,125	1,137
*	FLIR Systems, Inc.	22,200	571
*	Google, Inc. - Class A	34,900	18,350
	Harris Corp.	18,100	802
	Hewlett-Packard Co.	318,626	13,405
	Intel Corp.	782,263	15,043
	International Business Machines Corp.	177,239	23,775
*	Intuit, Inc.	39,700	1,739
	Jabil Circuit, Inc.	27,467	396
*	JDS Uniphase Corp.	31,150	386
*	Juniper Networks, Inc.	73,000	2,216
	KLA-Tencor Corp.	23,600	831
*	Lexmark International, Inc. - Class A	11,000	491
	Linear Technology Corp.	31,550	970
*	LSI Corp.	90,200	411
	MasterCard, Inc. - Class A	13,600	3,046
*	McAfee, Inc.	21,400	1,011
*	MEMC Electronic Materials, Inc.	32,000	381
	Microchip Technology, Inc.	26,100	821
*	Micron Technology, Inc.	120,150	866
	Microsoft Corp.	1,069,892	26,202
	Molex, Inc.	19,350	405
*	Monster Worldwide, Inc.	18,267	237
*	Motorola, Inc.	327,877	2,797
	National Semiconductor Corp.	33,686	430
*	NetApp, Inc.	50,200	2,499
*	Novell, Inc.	49,400	295

Index 500 Stock Portfolio

	Common Stocks (97.8%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Novellus Systems, Inc.	12,900	343
*	NVIDIA Corp.	80,650	942
	Oracle Corp.	543,725	14,599
	Paychex, Inc.	45,235	1,243
*	QLogic Corp.	15,300	270
	QUALCOMM, Inc.	225,534	10,176
*	Red Hat, Inc.	26,500	1,086
*	SAIC, Inc.	41,300	660
*	Salesforce.com, Inc.	16,400	1,834
*	SanDisk Corp.	32,700	1,198
*	Symantec Corp.	110,854	1,682
	Tellabs, Inc.	53,592	399
*	Teradata Corp.	23,500	906
*	Teradyne, Inc.	25,450	283
	Texas Instruments, Inc.	167,900	4,557
	Total System Services, Inc.	23,278	355
*	VeriSign, Inc.	24,500	778
	Visa, Inc. - Class A	69,800	5,183
*	Western Digital Corp.	32,200	914
	Western Union Co.	92,732	1,639
	Xerox Corp.	194,270	2,011
	Xilinx, Inc.	36,400	969
*	Yahoo!, Inc.	189,400	2,684

	Total		272,406

	Materials (3.5%)
	Air Products and Chemicals, Inc.	29,867	2,474
	Airgas, Inc.	10,500	713
	AK Steel Holding Corp.	15,500	214
	Alcoa, Inc.	143,507	1,738
	Allegheny Technologies, Inc.	13,817	642
	Ball Corp.	12,832	755
	Bemis Co., Inc.	15,300	486
	CF Industries Holdings, Inc.	10,000	955
	Cliffs Natural Resources, Inc.	19,000	1,214
	The Dow Chemical Co.	162,909	4,473
	E.I. du Pont de Nemours and Co.	127,328	5,681
	Eastman Chemical Co.	10,125	749
	Ecolab, Inc.	32,800	1,664
	FMC Corp.	10,200	698
	Freeport-McMoRan Copper & Gold, Inc.	66,088	5,643
	International Flavors & Fragrances, Inc.	11,200	543
	International Paper Co.	61,366	1,335
	MeadWestvaco Corp.	23,979	585
	Monsanto Co.	75,906	3,638
	Newmont Mining Corp.	69,180	4,345
	Nucor Corp.	44,332	1,694
*	Owens-Illinois, Inc.	23,000	645

	Common Stocks (97.8%)	Shares/ $ Par	Value $ (000’s)

	Materials continued
*	Pactiv Corp.	19,100	630
	PPG Industries, Inc.	23,167	1,687
	Praxair, Inc.	43,000	3,881
	Sealed Air Corp.	22,442	505
	Sigma-Aldrich Corp.	17,000	1,026
*	Titanium Metals Corp.	12,700	254
	United States Steel Corp.	20,150	883
	Vulcan Materials Co.	18,000	665
	Weyerhaeuser Co.	75,253	1,186

	Total		51,601

	Telecommunication Services (3.2%)
*	American Tower Corp. - Class A	56,400	2,891
	AT&T, Inc.	830,175	23,743
	CenturyLink, Inc.	42,359	1,672
	Frontier Communications Corp.	139,397	1,139
*	MetroPCS Communications, Inc.	36,800	385
	Qwest Communications International, Inc.	244,335	1,532
*	Sprint Nextel Corp.	419,302	1,941
	Verizon Communications, Inc.	397,142	12,943
	Windstream Corp.	67,892	834

	Total		47,080

	Utilities (3.6%)
*	The AES Corp.	93,700	1,064
	Allegheny Energy, Inc.	23,800	584
	Ameren Corp.	33,567	953
	American Electric Power Co., Inc.	67,340	2,440
	CenterPoint Energy, Inc.	59,262	932
	CMS Energy Corp.	32,300	582
	Consolidated Edison, Inc.	39,750	1,917
	Constellation Energy Group, Inc.	28,400	916
	Dominion Resources, Inc.	82,776	3,614
	DTE Energy Co.	23,750	1,091
	Duke Energy Corp.	185,273	3,281
	Edison International	45,820	1,576
	Entergy Corp.	26,209	2,006
	EQT Corp.	21,000	757
	Exelon Corp.	92,824	3,952
	FirstEnergy Corp.	42,865	1,652
	Integrys Energy Group, Inc.	10,832	564
	NextEra Energy, Inc.	58,414	3,177
	Nicor, Inc.	6,350	291
	NiSource, Inc.	39,073	680
	Northeast Utilities	24,700	730
*	NRG Energy, Inc.	35,600	741

	Common Stocks (97.8%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	ONEOK, Inc.	15,000	676
	Pepco Holdings, Inc.	31,500	586
	PG&E Corp.	54,925	2,495
	Pinnacle West Capital Corp.	15,300	631
	PPL Corp.	67,868	1,848
	Progress Energy, Inc.	41,092	1,825
	Public Service Enterprise Group, Inc.	71,072	2,351
	SCANA Corp.	15,800	637
	Sempra Energy	34,802	1,872
	Southern Co.	116,700	4,346
	TECO Energy, Inc.	30,100	521
	Wisconsin Energy Corp.	16,400	948
	Xcel Energy, Inc.	64,620	1,484

	Total		53,720

	Total Common Stocks
	(Cost: $1,305,460)		1,452,066

	Short Term Investments (2.1%)

	Federal Government & Agencies (0.2%)
(b)	Federal Home Loan Bank, 0.18%, 10/20/10	3,500,000	3,500

	Total		3,500

	Finance Services (0.4%)
	Liberty Street Funding LLC, 0.22%, 10/15/10	5,000,000	5,000

	Total		5,000

	Personal Credit Institutions (0.8%)
	Bryant Park Funding LLC, 0.23%, 10/7/10	5,009,000	5,009
	Old Line Funding LLC, 0.20%, 10/1/10	7,300,000	7,300

	Total		12,309

	Short Term Business Credit (0.7%)
	Falcon Asset Securitization Co. LLC, 0.23%, 10/25/10	10,000,000	9,998

	Total		9,998

	Total Short Term Investments
	(Cost: $30,807)		30,807

	Total Investments (99.9%)
	(Cost: $1,336,267)(a)		1,482,873

	Other Assets, Less Liabilities (0.1%)		1,578

	Net Assets (100.0%)		1,484,451

Index 500 Stock Portfolio

*	Non-Income Producing

(a)	At September 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $1,336,267 and the net unrealized appreciation of investments based on that cost was $146,606 which is comprised of $392,076 aggregate gross unrealized appreciation and $245,470 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)

S&P 500 Index Futures (Long) (Total Notional Value at September 30, 2010, $30,072)	108	12/10	$619

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2010.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs

	(Amounts in thousands)
Assets;
Domestic Common Stocks	$1,452,066	$-	$-
Short-Term Investments	-	30,807	-
Other Financial Instruments^	619	-	-

Total	$1,452,685	$30,807	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Large Company Value Portfolio

Schedule of Investments

September 30, 2010 (unaudited)

	Common Stocks (96.3%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (7.4%)
	Best Buy Co., Inc.	5,200	212
	CBS Corp. - Class B	24,600	390
	Comcast Corp. - Class A	37,200	673
	Darden Restaurants, Inc.	3,400	145
*	Kohl’s Corp.	5,500	290
	Macy’s, Inc.	18,700	432
	Starbucks Corp.	6,200	159
	Time Warner Cable, Inc.	4,400	237
	Time Warner, Inc.	20,900	641
	VF Corp.	3,500	283
	Viacom, Inc. - Class B	13,900	503

	Total		3,965

	Consumer Staples (11.4%)
	Altria Group, Inc.	23,600	567
	Archer-Daniels-Midland Co.	5,100	163
	The Clorox Co.	6,300	421
	The Coca-Cola Co.	11,400	667
*	Energizer Holdings, Inc.	2,000	134
	Kraft Foods, Inc. - Class A	17,900	552
	The Kroger Co.	22,400	485
	Lorillard, Inc.	2,000	161
	The Procter & Gamble Co.	16,900	1,014
	Sysco Corp.	11,600	331
	Unilever NV	9,100	272
	Walgreen Co.	13,400	449
	Wal-Mart Stores, Inc.	16,600	888

	Total		6,104

	Energy (12.4%)
	Apache Corp.	8,500	831
	Baker Hughes, Inc.	9,000	383
	Chevron Corp.	22,000	1,783
	ConocoPhillips	15,600	896
	Devon Energy Corp.	4,500	291
	Exxon Mobil Corp.	17,000	1,050
	National-Oilwell Varco, Inc.	10,500	467
	Occidental Petroleum Corp.	5,000	392
*	Transocean, Ltd.	4,800	309
	Valero Energy Corp.	16,500	289

	Total		6,691

	Financials (22.9%)
	The Allstate Corp.	18,600	587
	Ameriprise Financial, Inc.	7,600	360
	Bank of America Corp.	131,200	1,720
	The Bank of New York Mellon Corp.	16,800	439
*	Berkshire Hathaway, Inc. - Class B	6,100	504
	The Chubb Corp.	10,600	604
*	Citigroup, Inc.	161,800	631

	Common Stocks (96.3%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	The Goldman Sachs Group, Inc.	5,800	839
	JPMorgan Chase & Co.	48,400	1,843
	Loews Corp.	16,000	606
	Morgan Stanley	15,800	390
	PNC Financial Services Group, Inc.	8,500	441
	Principal Financial Group, Inc.	10,400	270
	Torchmark Corp.	6,100	324
	The Travelers Cos., Inc.	13,300	693
	U.S. Bancorp	30,300	655
	Wells Fargo & Co.	46,500	1,169
	XL Group PLC	9,900	214

	Total		12,289

	Health Care (14.3%)
	Abbott Laboratories	8,800	460
	Aetna, Inc.	8,300	262
*	Amgen, Inc.	14,400	794
	Eli Lilly and Co.	5,300	194
*	Gilead Sciences, Inc.	8,200	292
	Johnson & Johnson	26,400	1,636
	Medtronic, Inc.	8,600	289
	Merck & Co., Inc.	37,800	1,391
	Pfizer, Inc.	111,000	1,906
	Quest Diagnostics, Inc.	3,100	156
*	WellPoint, Inc.	5,800	328

	Total		7,708

	Industrials (8.0%)
	Avery Dennison Corp.	8,000	297
	Dover Corp.	5,300	277
	General Electric Co.	103,600	1,684
	Honeywell International, Inc.	4,100	180
	Ingersoll-Rand PLC	13,100	468
	Lockheed Martin Corp.	4,900	349
	Northrop Grumman Corp.	10,100	612
*	The Shaw Group, Inc.	4,700	158
	Tyco International, Ltd.	7,900	290

	Total		4,315

	Information Technology (7.7%)
	Activision Blizzard, Inc.	15,200	165
	Applied Materials, Inc.	16,000	187
*	Cisco Systems, Inc.	18,600	407
*	Fiserv, Inc.	4,600	248
	Hewlett-Packard Co.	12,300	517
	Intel Corp.	17,700	340
	International Business Machines Corp.	4,700	630
	Microsoft Corp.	39,900	977
	Oracle Corp.	16,000	430

	Common Stocks (96.3%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Western Digital Corp.	8,400	239

	Total		4,140

	Materials (2.1%)
	E.I. du Pont de Nemours and Co.	7,800	348
	Freeport-McMoRan Copper & Gold, Inc.	1,700	145
	International Paper Co.	10,300	224
	Nucor Corp.	7,600	290
	PPG Industries, Inc.	2,000	146

	Total		1,153

	Telecommunication Services (6.3%)
	AT&T, Inc.	68,800	1,968
	CenturyLink, Inc.	5,900	233
	Verizon Communications, Inc.	36,000	1,173

	Total		3,374

	Utilities (3.8%)
	American Electric Power Co., Inc.	8,900	322
	Exelon Corp.	15,500	660
*	NRG Energy, Inc.	6,900	144
	PG&E Corp.	8,300	377
	PPL Corp.	19,000	517

	Total		2,020

	Total Common Stocks (Cost: $50,974)		51,759

	Short-Term Investments (3.6%)

	Federal Government & Agencies (3.6%)
(b)	Federal Home Loan Bank, 0.01%, 10/1/10	1,925,000	1,925

	Total		1,925

	Other Holdings (–%)
(m)	JPMorgan Money Market Fund	302	–

	Total		–

	Total Short-Term Investments
	(Cost: $1,925)		1,925

	Total Investments (99.9%)
	(Cost: $52,899)(a)		53,684

	Other Assets, Less Liabilities (0.1%)		64

	Net Assets (100.0%)		53,748

Large Company Value Portfolio

*	Non-Income Producing

(a)	At September 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $52,899 and the net unrealized appreciation of investments based on that cost was $785 which is comprised of $3,401 aggregate gross unrealized appreciation and $2,616 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at September 30, 2010, $1,653)	30	12/10	$ 52

(m)	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2010.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$51,759	$-	$-
Short-Term Investments	-	1,925	-
Other Financial Instruments^	52	-	-

Total	$51,811	$1,925	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Domestic Equity Portfolio

Schedule of Investments

September 30, 2010 (unaudited)

	Common Stocks (93.2%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (14.6%)
	Carnival Corp.	62,200	2,377
	CBS Corp. - Class B	191,300	3,034
	Comcast Corp. - Class A	182,700	3,303
*	Daimler AG	16,700	1,057
*	Discovery Communications, Inc. - Class A	136,400	5,940
	Gannett Co., Inc.	124,400	1,521
	The Home Depot, Inc.	60,300	1,910
	Leggett & Platt, Inc.	223,700	5,091
	Lowe’s Cos., Inc.	97,400	2,171
	McDonald’s Corp.	50,500	3,763
	Nordstrom, Inc.	50,000	1,860
	Stanley Black & Decker, Inc.	93,300	5,718
	Target Corp.	96,300	5,146
	Time Warner Cable, Inc.	86,000	4,643
	Time Warner, Inc.	16,233	498
	Viacom, Inc. - Class B	167,800	6,073

	Total		54,105

	Consumer Staples (9.9%)
	Altria Group, Inc.	286,200	6,875
	Colgate-Palmolive Co.	13,700	1,053
	General Mills, Inc.	95,100	3,475
	Kraft Foods, Inc. - Class A	202,857	6,260
	PepsiCo, Inc.	28,700	1,907
	Philip Morris International, Inc.	215,400	12,067
	The Procter & Gamble Co.	82,600	4,953

	Total		36,590

	Energy (9.3%)
	Anadarko Petroleum Corp.	36,600	2,088
	Cenovus Energy, Inc.	51,000	1,467
	Chevron Corp.	129,446	10,492
	ConocoPhillips	33,800	1,941
	Diamond Offshore Drilling, Inc.	28,200	1,911
	Royal Dutch Shell PLC - Class A, ADR	113,000	6,814
	Royal Dutch Shell PLC - Class B, ADR	46,628	2,741
*	Transocean, Ltd.	43,847	2,819
*	Weatherford International, Ltd.	243,900	4,171

	Total		34,444

	Financials (14.7%)
	The Allstate Corp.	244,200	7,704
	Aon Corp.	54,300	2,124
	Arthur J. Gallagher & Co.	179,900	4,744
	The Bank of New York Mellon Corp.	143,000	3,736
	BB&T Corp.	121,500	2,926

	Common Stocks (93.2%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	The Goldman Sachs Group, Inc.	52,550	7,598
	JPMorgan Chase & Co.	276,200	10,515
	Mercury General Corp.	139,800	5,714
	Plum Creek Timber Co., Inc.	5,300	187
	RenaissanceRe Holdings, Ltd.	24,500	1,469
	The Toronto-Dominion Bank	50,600	3,656
	Ventas, Inc.	81,600	4,208

	Total		54,581

	Health Care (7.6%)
*	Boston Scientific Corp.	763,000	4,677
	Bristol-Myers Squibb Co.	170,400	4,620
	Medtronic, Inc.	147,800	4,963
	Merck & Co., Inc.	373,703	13,756

	Total		28,016

	Industrials (13.6%)
	3M Co.	59,100	5,125
	The Boeing Co.	33,000	2,196
	Emerson Electric Co.	177,000	9,321
	General Electric Co.	711,300	11,559
	Illinois Tool Works, Inc.	128,700	6,051
*	Jacobs Engineering Group, Inc.	36,500	1,412
	Norfolk Southern Corp.	131,900	7,849
*	Spirit AeroSystems Holdings, Inc. - Class A	99,100	1,975
	United Parcel Service, Inc. - Class B	43,200	2,881
	United Technologies Corp.	25,100	1,788

	Total		50,157

	Information Technology (10.2%)
	International Business Machines Corp.	47,500	6,372
	Jabil Circuit, Inc.	523,900	7,549
	KLA-Tencor Corp.	102,400	3,608
	Maxim Integrated Products, Inc.	502,200	9,296
	Microsoft Corp.	88,900	2,177
	Nintendo Co., Ltd., ADR	196,800	6,140
	Tyco Electronics, Ltd.	92,300	2,697

	Total		37,839

	Materials (6.5%)
	Air Products and Chemicals, Inc.	68,800	5,698
	Cliffs Natural Resources, Inc.	61,500	3,931
	The Dow Chemical Co.	55,800	1,532
	Nucor Corp.	262,300	10,020
	Vulcan Materials Co.	73,700	2,721

	Total		23,902

Common Stocks (93.2%)	Shares/ $ Par	Value $ (000’s)

Telecommunication Services (1.4%)
CenturyLink, Inc.	38,000	1,500
Qwest Communications International, Inc.	288,700	1,810
Verizon Communications, Inc.	56,900	1,854

Total		5,164

Utilities (5.4%)
American Electric Power Co., Inc.	92,700	3,358
American Water Works Co., Inc.	327,200	7,614
Edison International	116,600	4,010
National Grid PLC, ADR	107,900	4,612
Sempra Energy	9,600	516

Total		20,110

Total Common Stocks (Cost: $311,093)		344,908

Short Term Investments (7.2%)

Energy (1.3%)
ONEOK Partners LP, 0.34%, 10/7/10	2,000,000	2,000
Sempra Global, 0.33%, 10/7/10	3,000,000	3,000

Total		5,000

Finance Lessors (0.8%)
Gemini Securitization Corp. LLC, 0.24%, 10/26/10	3,000,000	2,999

Total		2,999

Finance Services (1.6%)
Alpine Securitization, 0.23%, 11/2/10	3,000,000	2,999
Liberty Street Funding LLC, 0.22%, 10/18/10	3,000,000	3,000

Total		5,999

Food Processors (1.4%)
General Mills, Inc., 0.28%, 10/6/10	2,000,000	2,000
Kellogg Co., 0.25%, 10/13/10	3,000,000	3,000

Total		5,000

Personal Credit Institutions (0.8%)
Straight-A Funding LLC, 0.20%, 10/8/10	3,000,000	3,000

Total		3,000

Domestic Equity Portfolio

Short Term Investments (7.2%)	Shares/ $ Par	Value $ (000’s)
Short Term Business Credit (1.3%)
Atlantic Asset Securitization LLC, 0.23%, 10/7/10	3,000,000	3,000
Falcon Asset Securitization Co. LLC, 0.20%, 10/1/10	1,800,000	1,800

Total		4,800

Total Short Term Investments
(Cost: $26,798)		26,798

Total Investments (100.4%)
(Cost: $337,891)(a)		371,706

Other Assets, Less Liabilities (-0.4%)		(1,646)

Net Assets (100.0%)		370,060

Domestic Equity Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $337,891 and the net unrealized appreciation of investments based on that cost was $33,815 which is comprised of $49,438 aggregate gross unrealized appreciation and $15,623 aggregate gross unrealized depreciation.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2010.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 – Significant Unobservable Inputs
		(Amounts in thousands	)
Assets:
Domestic Common Stocks	$344,908	$-		$-

Short-Term Investments	-	26,798		-

Other Financial Instruments^	-	-		-

Total	$344,908	$26,798		$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On September 30, 2010, this Portfolio did not hold any derivative instruments.

Equity Income Portfolio

Schedule of Investments

September 30, 2010 (unaudited)

	Common Stocks (94.4%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (14.7%)
*	Bed Bath & Beyond, Inc.	51,200	2,223
	Cablevision Systems Corp. - Class A	60,400	1,582
	Comcast Corp. - Class A	56,300	1,018
	D.R. Horton, Inc.	35,300	392
	Fortune Brands, Inc.	64,200	3,161
	Genuine Parts Co.	24,500	1,092
	H&R Block, Inc.	41,300	535
	Harley-Davidson, Inc.	39,700	1,129
	The Home Depot, Inc.	120,400	3,814
	Macy’s, Inc.	43,500	1,004
*	Madison Square Garden, Inc. - Class A	14,350	302
	Marriott International, Inc. - Class A	50,227	1,800
	Mattel, Inc.	87,800	2,060
	The McGraw-Hill Cos., Inc.	71,600	2,367
*	MGM Resorts International	62,000	699
*	The New York Times Co. - Class A	88,200	683
	Tiffany & Co.	25,000	1,175
	Time Warner, Inc.	105,500	3,234
	The Walt Disney Co.	79,500	2,632
	Whirlpool Corp.	26,400	2,137
	WPP PLC, ADR	5,400	301

	Total		33,340

	Consumer Staples (4.0%)

	Archer-Daniels-Midland Co.	21,500	686
	The Hershey Co.	72,700	3,460
	Kimberly-Clark Corp.	36,600	2,381
	Kraft Foods, Inc. - Class A	43,700	1,349
	McCormick & Co., Inc.	24,500	1,030

	Total		8,906

	Energy (13.3%)

	Anadarko Petroleum Corp.	40,200	2,293
	Baker Hughes, Inc.	18,800	801
	BP PLC, ADR	48,800	2,009
	Chevron Corp.	74,100	6,006
	ConocoPhillips	24,200	1,390
	Exxon Mobil Corp.	76,600	4,733
	Murphy Oil Corp.	53,300	3,300
	Royal Dutch Shell PLC - Class A, ADR	73,200	4,414
	Schlumberger, Ltd.	43,900	2,705
	Spectra Energy Corp.	46,950	1,059
	Sunoco, Inc.	39,600	1,445

	Total		30,155

	Financials (18.5%)

	American Express Co.	114,700	4,821
	Bank of America Corp.	311,823	4,088

	Common Stocks (94.4%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	The Bank of New York Mellon Corp.	76,300	1,994
	Capital One Financial Corp.	37,900	1,499
	The Chubb Corp.	18,300	1,043
	JPMorgan Chase & Co.	171,488	6,529
	KeyCorp	120,800	962
	Legg Mason, Inc.	66,000	2,000
	Lincoln National Corp.	62,976	1,506
	Marsh & McLennan Cos., Inc.	98,300	2,371
	Marshall & Ilsley Corp.	74,500	524
	NYSE Euronext	44,300	1,266
	Och-Ziff Capital Management Group - Class A	32,700	487
	Regions Financial Corp.	115,800	842
*	SLM Corp.	117,500	1,357
	Sun Life Financial, Inc.	49,900	1,299
	SunTrust Banks, Inc.	70,200	1,813
	The Travelers Cos., Inc.	11,727	611
	U.S. Bancorp	142,000	3,070
	Wells Fargo & Co.	153,000	3,845

	Total		41,927

	Health Care (5.8%)

*	Amgen, Inc.	21,800	1,201
	Beckman Coulter, Inc.	17,500	854
	Bristol-Myers Squibb Co.	73,400	1,990
	Eli Lilly and Co.	53,300	1,947
	Johnson & Johnson	40,700	2,522
	Merck & Co., Inc.	69,100	2,543
	Pfizer, Inc.	121,126	2,080

	Total		13,137

	Industrials (13.6%)

	3M Co.	46,300	4,015
	Avery Dennison Corp.	40,100	1,488
	The Boeing Co.	31,000	2,063
	Cooper Industries PLC	32,700	1,600
	Deere & Co.	21,100	1,472
	Eaton Corp.	11,400	940
	Emerson Electric Co.	18,400	969
	General Electric Co.	358,400	5,824
	Honeywell International, Inc.	55,300	2,430
	Illinois Tool Works, Inc.	58,100	2,732
	ITT Corp.	34,400	1,611
	Lockheed Martin Corp.	17,200	1,226
	Masco Corp.	103,000	1,134
	Pall Corp.	7,100	296
	United Parcel Service, Inc. - Class B	37,900	2,528
*	USG Corp.	36,100	476

	Total		30,804

	Information Technology (5.5%)

	Analog Devices, Inc.	64,700	2,030

Equity Income Portfolio

	Common Stocks (94.4%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Applied Materials, Inc.	130,600	1,526
*	Cisco Systems, Inc.	37,300	817
	Computer Sciences Corp.	37,000	1,702
*	Dell, Inc.	80,200	1,039
*	eBay, Inc.	56,300	1,374
*	Electronic Arts, Inc.	48,200	792
	Microsoft Corp.	107,600	2,635
	Texas Instruments, Inc.	18,800	510

	Total		12,425

	Materials (6.6%)

	Alcoa, Inc.	59,200	717
	E.I. du Pont de Nemours and Co.	53,700	2,396
	International Flavors & Fragrances, Inc.	39,400	1,912
	International Paper Co.	108,700	2,364
	MeadWestvaco Corp.	49,200	1,199
	Monsanto Co.	42,500	2,037
	Nucor Corp.	53,800	2,055
	Vulcan Materials Co.	41,500	1,532
	Weyerhaeuser Co.	48,135	759

	Total		14,971

	Telecommunication Services (4.1%)

	AT&T, Inc.	165,035	4,720
	Qwest Communications International, Inc.	299,900	1,880
*	Sprint Nextel Corp.	122,300	566
	Verizon Communications, Inc.	65,900	2,148

	Total		9,314

	Utilities (8.3%)

	CenterPoint Energy, Inc.	39,100	615
	Constellation Energy Group, Inc.	31,700	1,022
	Duke Energy Corp.	85,600	1,516
	Entergy Corp.	21,000	1,607
	Exelon Corp.	56,100	2,389
	FirstEnergy Corp.	27,300	1,052
	NiSource, Inc.	126,500	2,201
*	NRG Energy, Inc.	23,900	498
	PG&E Corp.	30,600	1,390
	Pinnacle West Capital Corp.	30,900	1,275
	PPL Corp.	46,500	1,266
	Progress Energy, Inc.	39,800	1,768
	TECO Energy, Inc.	28,200	488
	Xcel Energy, Inc.	73,900	1,698

	Total		18,785

	Total Common Stocks (Cost: $228,213)		213,764

Foreign Common Stocks (0.7%)	Country

Consumer Discretionary (0.3%)

WPP PLC	United Kingdom	49,400	547

Total			547

Foreign Common Stocks (0.7%)	Country	Shares/ $ Par	Value $ (000’s)

Telecommunication Services (0.4%)

Vodafone Group PLC	United Kingdom	365,100	901

Total			901

Total Foreign Common Stocks (Cost: $1,106)			1,448

Short-Term Investments (4.9%)

Other Holdings (4.9%)

T. Rowe Price Reserve Investment Fund		11,170,220	11,170

Total Short-Term Investments (Cost: $11,170)			11,170

Total Investments (100.0%) (Cost: $240,489)(a)			226,382

Other Assets, Less Liabilities (0.0%)			65

Net Assets (100.0%)			226,447

Equity Income Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $240,489 and the net unrealized depreciation of investments based on that cost was $14,107 which is comprised of $18,211 aggregate gross unrealized appreciation and $32,318 aggregate gross unrealized depreciation.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2010.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$213,764	$-	$-
Foreign Common Stocks	1,448	-	-
Short-Term Investments	-	11,170	-
Other Financial Instruments^	-	-	-

Total	$215,212	$11,170	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On September 30, 2010, this Portfolio did not hold any derivative instruments.

Mid Cap Growth Stock Portfolio

Schedule of Investments

September 30, 2010 (unaudited)

	Common Stocks (97.1%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (19.2%)
*	Bed Bath & Beyond, Inc.	251,500	10,918
*	BorgWarner, Inc.	166,800	8,777
	Chico’s FAS, Inc.	824,100	8,669
	DeVry, Inc.	311,400	15,324
*	Dollar Tree, Inc.	329,750	16,078
*	GameStop Corp. - Class A	533,300	10,511
	International Game Technology	517,000	7,471
*	Jack in the Box, Inc.	560,700	12,021
*	Lamar Advertising Co. - Class A	228,500	7,271
	Limited Brands, Inc.	251,300	6,730
	Marriott International, Inc. - Class A	137,300	4,919
	The McGraw-Hill Cos., Inc.	179,800	5,944
*	MGM Resorts International	563,000	6,351
	Nordstrom, Inc.	191,900	7,139
*	O’Reilly Automotive, Inc.	304,960	16,224
*	Penn National Gaming, Inc.	293,100	8,679
*	Priceline.com, Inc.	24,300	8,465
	Strayer Education, Inc.	18,300	3,193

	Total		164,684

	Consumer Staples (1.6%)
	Mead Johnson Nutrition Co.	143,000	8,138
*	Ralcorp Holdings, Inc.	101,700	5,948

	Total		14,086

	Energy (7.1%)
*	Cameron International Corp.	394,400	16,944
*	Denbury Resources, Inc.	492,200	7,821
*	Dresser-Rand Group, Inc.	189,100	6,976
	Ensco PLC, ADR	140,200	6,271
	EQT Corp.	234,200	8,445
*	FMC Technologies, Inc.	119,400	8,154
	Range Resources Corp.	160,400	6,116

	Total		60,727

	Financials (7.8%)
	Assured Guaranty, Ltd.	397,912	6,808
*	CB Richard Ellis Group, Inc. - Class A	388,700	7,106
	DuPont Fabros Technology, Inc.	277,700	6,984
	Greenhill & Co., Inc.	80,900	6,417
*	IntercontinentalExchange, Inc.	91,083	9,538
	Invesco, Ltd.	281,500	5,976
*	MBIA, Inc.	601,300	6,043
	Raymond James Financial, Inc.	227,700	5,768

	Common Stocks (97.1%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	SEI Investments Co.	368,600	7,498
	Synovus Financial Corp.	1,735,800	4,270

	Total		66,408

	Health Care (12.8%)
	AmerisourceBergen Corp.	470,800	14,435
*	Celgene Corp.	153,100	8,820
*	Cerner Corp.	73,900	6,207
*	Charles River Laboratories International, Inc.	198,000	6,564
*	Covance, Inc.	129,700	6,069
*	DaVita, Inc.	179,800	12,411
*	Express Scripts, Inc.	253,000	12,321
*	Immucor, Inc.	755,049	14,973
*	Intuitive Surgical, Inc.	27,000	7,661
*	Mettler-Toledo International, Inc.	104,400	12,991
	Pharmaceutical Product Development, Inc.	269,000	6,668

	Total		109,120

	Industrials (17.9%)
	Bucyrus International, Inc.	116,000	8,045
	C.H. Robinson Worldwide, Inc.	172,700	12,075
*	Corrections Corp. of America	621,100	15,329
	Cummins, Inc.	117,800	10,670
	Dover Corp.	307,600	16,060
	Expeditors International of Washington, Inc.	325,260	15,037
*	Foster Wheeler AG	292,300	7,150
	Knight Transportation, Inc.	329,500	6,369
	L-3 Communications Holdings, Inc.	101,900	7,364
	MSC Industrial Direct Co., Inc. - Class A	236,700	12,791
	Precision Castparts Corp.	41,200	5,247
	Regal-Beloit Corp.	138,800	8,146
	Republic Services, Inc.	219,000	6,677
	Robert Half International, Inc.	317,800	8,263
	Roper Industries, Inc.	211,200	13,766

	Total		152,989

	Information Technology (23.8%)
*	Alliance Data Systems Corp.	198,600	12,961
	Amphenol Corp. - Class A	365,100	17,883
*	Autodesk, Inc.	355,000	11,349
*	Avago Technologies, Ltd.	430,100	9,681
*	BMC Software, Inc.	325,500	13,176
*	Citrix Systems, Inc.	131,400	8,967

	Common Stocks (97.1%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Cognizant Technology Solutions Corp. - Class A	131,500	8,478
	FactSet Research Systems, Inc.	162,700	13,200
	Global Payments, Inc.	288,000	12,352
*	Juniper Networks, Inc.	465,200	14,119
*	Marvell Technology Group, Ltd.	413,400	7,239
	Microchip Technology, Inc.	332,995	10,473
*	NetApp, Inc.	366,300	18,238
*	Skyworks Solutions, Inc.	408,100	8,439
*	VeriFone Holdings, Inc.	293,600	9,122
	Western Union Co.	794,800	14,044
*	Zebra Technologies Corp. - Class A	408,800	13,752

	Total		203,473

	Materials (5.3%)
	Ecolab, Inc.	189,300	9,605
	Martin Marietta Materials, Inc.	51,200	3,941
*	Owens-Illinois, Inc.	434,800	12,201
	Praxair, Inc.	133,240	12,026
*	Titanium Metals Corp.	363,600	7,257

	Total		45,030

	Telecommunication Services (1.6%)
*	Crown Castle International Corp.	98,200	4,336
*	SBA Communications Corp. - Class A	238,300	9,603

	Total		13,939

	Total Common Stocks (Cost: $759,751)		830,456

	Short-Term Investments (2.9%)

	Federal Government & Agencies (0.6%)
(b)	Federal Home Loan Bank, 0.16%, 10/29/10	5,000,000	4,999

	Total		4,999

	Personal Credit Institutions (1.1%)
	Old Line Funding LLC, 0.20%, 10/1/10	4,900,000	4,900
	Thunder Bay Funding LLC, 0.23%, 10/13/10	5,000,000	5,000

	Total		9,900

	Short Term Business Credit (1.2%)
	Atlantic Asset Securitization LLC, 0.23%, 10/7/10	5,000,000	5,000

Mid Cap Growth Stock Portfolio

Short-Term Investments (2.9%)	Shares/ $ Par	Value $ (000’s)

Short Term Business Credit continued
Atlantic Asset Securitization LLC, 0.24%, 10/15/10	5,000,000	4,999

Total		9,999

Total Short-Term Investments (Cost: $24,898)		24,898

Total Investments (100.0%) (Cost: $784,649)(a)		855,354

Other Assets, Less Liabilities (0.0%)		(69)

Net Assets (100.0%)		855,285

Mid Cap Growth Stock Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $784,649 and the net unrealized appreciation of investments based on that cost was $70,705 which is comprised of $141,460 aggregate gross unrealized appreciation and $70,755 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Midcap 400 Index Futures (Long) (Total Notional Value at September 30, 2010, $5,335)	14	12/10	$265

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2010.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$830,456	$-	$-
Short-Term Investments	-	24,898	-
Other Financial Instruments^	265	-	-

Total	$830,721	$24,898	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Index 400 Stock Portfolio

Schedule of Investments

September 30, 2010 (unaudited)

	Common Stocks (91.0%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (12.9%)
*	99 Cents Only Stores	17,933	339
	Aaron’s, Inc.	28,000	517
	Advance Auto Parts, Inc.	32,300	1,895
*	Aeropostale, Inc.	35,475	825
	American Eagle Outfitters, Inc.	75,050	1,123
	American Greetings Corp. - Class A	15,400	286
*	AnnTaylor Stores Corp.	22,650	458
*	Bally Technologies, Inc.	20,700	724
	Barnes & Noble, Inc.	15,000	243
	Bob Evans Farms, Inc.	11,700	328
*	BorgWarner, Inc.	43,700	2,300
*	Boyd Gaming Corp.	21,500	156
	Brinker International, Inc.	38,975	735
	Burger King Holdings, Inc.	35,400	845
*	Career Education Corp.	25,200	541
*	The Cheesecake Factory, Inc.	22,850	605
	Chico’s FAS, Inc.	68,700	723
*	Chipotle Mexican Grill, Inc.	11,900	2,047
*	Coldwater Creek, Inc.	23,000	121
*	Collective Brands, Inc.	24,742	399
*	Corinthian Colleges, Inc.	33,800	237
*	Dick’s Sporting Goods, Inc.	33,800	948
*	Dollar Tree, Inc.	48,650	2,372
*	DreamWorks Animation SKG, Inc. - Class A	27,500	878
*	The Dress Barn, Inc.	26,500	629
	Foot Locker, Inc.	59,700	867
*	Fossil, Inc.	20,300	1,092
	Gentex Corp.	53,700	1,048
	Guess?, Inc.	24,300	987
*	Hanesbrands, Inc.	36,700	949
	Harte-Hanks, Inc.	14,850	173
	International Speedway Corp. - Class A	11,200	273
*	ITT Educational Services, Inc.	10,600	745
*	J. Crew Group, Inc.	24,400	820
	John Wiley & Sons, Inc. - Class A	17,800	727
	KB Home	27,700	314
(m)*	Krispy Kreme Doughnuts, Inc. - Warrants	1,559	—
*	Lamar Advertising Co. - Class A	21,900	697
*	Life Time Fitness, Inc.	16,100	636
*	LKQ Corp.	54,900	1,142
	M.D.C. Holdings, Inc.	14,500	421
	Matthews International Corp. - Class A	11,400	403
*	Mohawk Industries, Inc.	21,600	1,151

	Common Stocks (91.0%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
*	NetFlix, Inc.	16,700	2,708
*	NVR, Inc.	2,200	1,425
*	Panera Bread Co. - Class A	11,900	1,054
	PetSmart, Inc.	45,500	1,593
	Phillips-Van Heusen Corp.	25,400	1,528
	Regis Corp.	22,100	423
	Rent-A-Center, Inc.	25,300	566
	The Ryland Group, Inc.	16,900	303
*	Saks, Inc.	61,700	531
	Scholastic Corp.	10,700	298
*	Scientific Games Corp. -Class A	24,200	235
	Service Corp. International	94,700	816
	Sotheby’s	25,700	946
	Strayer Education, Inc.	5,300	925
	Thor Industries, Inc.	15,000	501
*	The Timberland Co. - Class A	15,400	305
*	Toll Brothers, Inc.	55,400	1,054
	Tractor Supply Co.	27,800	1,103
	Tupperware Brands Corp.	24,200	1,107
*	Under Armour, Inc.	13,500	608
*	The Warnaco Group, Inc.	17,100	874
	Wendy’s/Arby’s Group, Inc.	123,500	559
	Williams-Sonoma, Inc.	41,500	1,316
*	WMS Industries, Inc.	22,300	849

	Total		54,346

	Consumer Staples (3.6%)
	Alberto-Culver Co.	32,900	1,239
*	BJ’s Wholesale Club, Inc.	20,900	867
	Church & Dwight Co., Inc.	27,250	1,770
	Corn Products International, Inc.	28,901	1,084
*	Energizer Holdings, Inc.	26,900	1,808
	Flowers Foods, Inc.	29,300	728
*	Green Mountain Coffee Roasters, Inc.	44,000	1,372
*	Hansen Natural Corp.	26,400	1,231
	Lancaster Colony Corp.	7,400	352
*	NBTY, Inc.	24,300	1,336
*	Ralcorp Holdings, Inc.	21,100	1,234
	Ruddick Corp.	16,300	565
*	Smithfield Foods, Inc.	63,700	1,072
	Tootsie Roll Industries, Inc.	9,411	234
	Universal Corp.	9,300	373

	Total		15,265

	Energy (5.4%)
	Arch Coal, Inc.	62,300	1,664

	Common Stocks (91.0%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
*	Atwood Oceanics, Inc.	21,500	655
*	Bill Barrett Corp.	17,600	634
	Cimarex Energy Co.	32,300	2,138
*	Comstock Resources, Inc.	18,200	409
*	Exterran Holdings, Inc.	24,202	550
*	Forest Oil Corp.	43,500	1,292
	Frontier Oil Corp.	40,500	543
*	Helix Energy Solutions Group, Inc.	40,400	450
*	Mariner Energy, Inc.	39,600	959
*	Newfield Exploration Co.	51,200	2,941
*	Oceaneering International, Inc.	20,800	1,120
	Overseas Shipholding Group, Inc.	10,300	353
*	Patriot Coal Corp.	30,700	350
	Patterson-UTI Energy, Inc.	59,100	1,009
*	Plains Exploration & Production Co.	53,766	1,434
*	Pride International, Inc.	67,400	1,983
*	Quicksilver Resources, Inc.	45,100	568
	Southern Union Co.	47,700	1,148
*	Superior Energy Services, Inc.	30,200	806
	Tidewater, Inc.	19,700	883
*	Unit Corp.	15,200	567

	Total		22,456

	Financials (18.2%)
*	Affiliated Managers Group, Inc.	19,600	1,529
	Alexandria Real Estate Equities, Inc.	19,200	1,344
	AMB Property Corp.	64,500	1,707
	American Financial Group, Inc.	30,350	928
	Apollo Investment Corp.	74,640	764
	Arthur J. Gallagher & Co.	40,400	1,065
	Associated Banc-Corp.	66,363	875
	Astoria Financial Corp.	31,500	429
	BancorpSouth, Inc.	28,200	400
	Bank of Hawaii Corp.	18,500	831
	BRE Properties, Inc.	24,600	1,021
	Brown & Brown, Inc.	44,700	903
	Camden Property Trust	25,700	1,233
	Cathay General Bancorp	30,100	358
	City National Corp.	17,800	945
	Commerce Bancshares, Inc.	28,502	1,071
	Corporate Office Properties Trust	22,700	847
	Cousins Properties, Inc.	39,421	282
	Cullen/Frost Bankers, Inc.	23,300	1,255
	Duke Realty Corp.	96,500	1,118

Index 400 Stock Portfolio

	Common Stocks (91.0%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Eaton Vance Corp.	45,300	1,316
	Equity One, Inc.	16,000	270
	Essex Property Trust, Inc.	11,600	1,270
	Everest Re Group, Ltd.	21,600	1,868
	Federal Realty Investment Trust	23,600	1,927
	Fidelity National Financial, Inc. - Class A	87,391	1,373
	First American Financial Corp.	39,900	596
	First Niagara Financial Group, Inc.	80,200	934
	FirstMerit Corp.	41,710	764
	Fulton Financial Corp.	76,300	691
	Greenhill & Co., Inc.	9,700	769
	Hanover Insurance Group, Inc.	17,200	808
	HCC Insurance Holdings, Inc.	44,150	1,152
	Highwoods Properties, Inc.	27,500	893
	Hospitality Properties Trust	47,300	1,056
	International Bancshares Corp.	20,300	343
	Jefferies Group, Inc.	47,400	1,076
	Jones Lang LaSalle, Inc.	16,400	1,415
	Liberty Property Trust	43,600	1,391
	The Macerich Co.	49,888	2,143
	Mack-Cali Realty Corp.	30,500	998
	Mercury General Corp.	13,700	560
*	MSCI, Inc. - Class A	45,200	1,501
	Nationwide Health Properties, Inc.	47,500	1,837
	New York Community Bancorp, Inc.	167,021	2,714
	NewAlliance Bancshares, Inc.	40,300	509
	Old Republic International Corp.	92,475	1,281
	OMEGA Healthcare Investors, Inc.	36,400	817
	PacWest Bancorp	12,100	231
	Potlatch Corp.	15,347	522
	Prosperity Bancshares, Inc.	17,900	581
	Protective Life Corp.	32,900	716
	Raymond James Financial, Inc.	38,225	968
	Rayonier, Inc.	30,766	1,542
	Realty Income Corp.	40,100	1,352
	Regency Centers Corp.	31,400	1,239
	Reinsurance Group of America, Inc.	28,100	1,357
	SEI Investments Co.	56,400	1,147
	Senior Housing Properties Trust	48,900	1,149
	SL Green Realty Corp.	30,000	1,900
	StanCorp Financial Group, Inc.	17,900	680

	Common Stocks (91.0%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
*	SVB Financial Group	16,100	681
	Synovus Financial Corp.	301,100	741
	TCF Financial Corp.	48,600	787
	Transatlantic Holdings, Inc.	24,500	1,245
	Trustmark Corp.	21,800	474
	UDR, Inc.	68,802	1,453
	Unitrin, Inc.	19,200	468
	Valley National Bancorp	61,830	798
	W.R. Berkley Corp.	46,650	1,263
	Waddell & Reed Financial, Inc. - Class A	32,800	897
	Washington Federal, Inc.	43,165	659
	Webster Financial Corp.	25,300	444
	Weingarten Realty Investors	46,200	1,008
	Westamerica Bancorporation	11,200	610
	Wilmington Trust Corp.	35,100	315

	Total		76,404

	Health Care (10.4%)
*	Allscripts Healthcare Solutions, Inc.	62,900	1,162
	Beckman Coulter, Inc.	26,600	1,298
*	Bio-Rad Laboratories, Inc. - Class A	7,400	670
*	Charles River Laboratories International, Inc.	25,400	842
*	Community Health Systems, Inc.	36,200	1,121
*	Covance, Inc.	24,800	1,160
*	Edwards Lifesciences Corp.	43,500	2,917
*	Endo Pharmaceuticals Holdings, Inc.	44,300	1,472
*	Gen-Probe, Inc.	18,700	906
*	Health Management Associates, Inc. - Class A	96,100	736
*	Health Net, Inc.	37,400	1,017
*	Henry Schein, Inc.	35,100	2,056
	Hill-Rom Holdings, Inc.	24,400	876
*	Hologic, Inc.	99,400	1,591
*	IDEXX Laboratories, Inc.	22,100	1,364
*	Immucor, Inc.	26,800	531
*	Kindred Healthcare, Inc.	15,100	197
*	Kinetic Concepts, Inc.	24,000	878
*	LifePoint Hospitals, Inc.	20,800	729
	Lincare Holdings, Inc.	37,650	945
	Masimo Corp.	22,600	617
	Medicis Pharmaceutical Corp. - Class A	23,100	685
*	MEDNAX, Inc.	18,300	975
*	Mettler-Toledo International, Inc.	12,800	1,593
	Omnicare, Inc.	45,300	1,082
	Owens & Minor, Inc.	24,250	690
	Perrigo Co.	31,700	2,036

	Common Stocks (91.0%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
	Pharmaceutical Product Development, Inc.	45,600	1,130
*	Psychiatric Solutions, Inc.	22,000	738
*	ResMed, Inc.	58,100	1,906
	STERIS Corp.	22,900	761
	Techne Corp.	14,200	877
	Teleflex, Inc.	15,300	869
*	Thoratec Corp.	22,400	828
*	United Therapeutics Corp.	19,100	1,070
	Universal Health Services, Inc. - Class B	37,300	1,449
*	VCA Antech, Inc.	33,000	696
*	Vertex Pharmaceuticals, Inc.	77,800	2,690
*	WellCare Health Plans, Inc.	16,300	472

	Total		43,632

	Industrials (13.8%)
	Acuity Brands, Inc.	16,700	739
*	Aecom Technology Corp.	44,500	1,080
*	AGCO Corp.	35,700	1,393
*	AirTran Holdings, Inc.	51,900	381
*	Alaska Air Group, Inc.	13,700	699
	Alexander & Baldwin, Inc.	15,800	551
*	Alliant Techsystems, Inc.	12,700	958
	AMETEK, Inc.	40,850	1,951
	Baldor Electric Co.	18,000	727
*	BE Aerospace, Inc.	39,200	1,188
	The Brink’s Co.	18,000	414
	Bucyrus International, Inc.	31,100	2,157
	Carlisle Cos., Inc.	23,400	701
*	Clean Harbors, Inc.	8,800	596
	Con-way, Inc.	20,900	648
*	Copart, Inc.	27,500	907
	The Corporate Executive Board Co.	13,100	413
*	Corrections Corp. of America	42,400	1,046
	Crane Co.	17,800	675
	Deluxe Corp.	19,700	377
	Donaldson Co., Inc.	29,300	1,381
*	FTI Consulting, Inc.	18,000	624
	Gardner Denver, Inc.	20,100	1,079
	GATX Corp.	17,800	522
	Graco, Inc.	23,100	733
	Granite Construction, Inc.	13,100	298
	Harsco Corp.	30,900	760
	Herman Miller, Inc.	21,900	431
	HNI Corp.	17,300	498
	Hubbell, Inc. - Class B	23,000	1,167
	IDEX Corp.	31,280	1,111
	J.B. Hunt Transport Services, Inc.	34,100	1,183
*	JetBlue Airways Corp.	77,225	517
	Joy Global, Inc.	39,650	2,788
*	Kansas City Southern	39,300	1,470
	KBR, Inc.	59,900	1,476
	Kennametal, Inc.	31,400	971

Index 400 Stock Portfolio

	Common Stocks (91.0%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
*	Kirby Corp.	20,700	829
*	Korn/Ferry International	17,800	294
	Landstar System, Inc.	19,100	738
	Lennox International, Inc.	17,500	730
	Lincoln Electric Holdings, Inc.	16,300	942
	Manpower, Inc.	31,500	1,644
	Mine Safety Appliances Co.	11,800	320
	MSC Industrial Direct Co., Inc. - Class A	17,100	924
*	Navigant Consulting, Inc.	19,200	223
	Nordson Corp.	13,000	958
*	Oshkosh Corp.	34,700	954
	Pentair, Inc.	37,900	1,275
	Regal-Beloit Corp.	14,800	869
	Rollins, Inc.	16,287	381
*	The Shaw Group, Inc.	32,400	1,087
	SPX Corp.	19,200	1,215
*	Terex Corp.	41,700	956
*	Thomas & Betts Corp.	20,000	820
	The Timken Co.	30,800	1,182
	Towers Watson & Co. - Class A	17,400	856
	Trinity Industries, Inc.	30,550	680
*	United Rentals, Inc.	23,223	345
*	URS Corp.	32,100	1,219
	Valmont Industries, Inc.	8,200	594
	Wabtec Corp.	18,400	879
*	Waste Connections, Inc.	29,600	1,174
	Werner Enterprises, Inc.	16,950	347
	Woodward Governor Co.	22,500	729

	Total		57,774

	Information Technology (14.4%)
*	ACI Worldwide, Inc.	12,800	287
*	Acxiom Corp.	30,702	487
*	ADC Telecommunications, Inc.	38,500	488
	ADTRAN, Inc.	24,000	847
*	Advent Software, Inc.	6,100	318
*	Alliance Data Systems Corp.	20,200	1,318
*	ANSYS, Inc.	34,900	1,475
*	AOL, Inc.	40,900	1,012
*	Arrow Electronics, Inc.	45,200	1,208
*	Atmel Corp.	177,000	1,409
*	Avnet, Inc.	58,200	1,572
	Broadridge Financial Solutions, Inc.	48,600	1,111
*	Cadence Design Systems, Inc.	102,100	779
*	Ciena Corp.	35,900	559
*	CommScope, Inc.	36,377	864
*	Convergys Corp.	47,600	497
	CoreLogic, Inc.	39,900	765
*	Cree, Inc.	41,500	2,253

	Common Stocks (91.0%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Diebold, Inc.	25,200	783
*	Digital River, Inc.	15,200	517
	DST Systems, Inc.	13,800	619
*	Equinix, Inc.	17,500	1,791
*	F5 Networks, Inc.	30,900	3,208
	FactSet Research Systems, Inc.	17,800	1,444
	Fair Isaac Corp.	16,000	395
*	Fairchild Semiconductor International, Inc.	47,800	449
*	Gartner, Inc.	27,800	818
	Global Payments, Inc.	30,600	1,312
*	Hewitt Associates, Inc.	31,900	1,609
*	Informatica Corp.	35,500	1,364
*	Ingram Micro, Inc. - Class A	60,100	1,013
*	Integrated Device Technology, Inc.	60,830	356
*	International Rectifier Corp.	27,000	569
	Intersil Corp. - Class A	47,500	555
*	Itron, Inc.	15,500	949
	Jack Henry & Associates, Inc.	33,000	842
*	Lam Research Corp.	47,600	1,992
	Lender Processing Services, Inc.	35,700	1,186
*	ManTech International Corp. - Class A	8,600	341
*	Mentor Graphics Corp.	41,900	443
*	MICROS Systems, Inc.	30,700	1,300
	National Instruments Corp.	22,550	736
*	NCR Corp.	61,600	840
*	NeuStar, Inc. - Class A	28,800	716
*	Parametric Technology Corp.	44,200	864
	Plantronics, Inc.	18,300	618
*	Polycom, Inc.	32,700	892
*	Quest Software, Inc.	23,600	580
*	Rackspace Hosting, Inc.	34,600	899
*	RF Micro Devices, Inc.	104,700	643
*	Rovi Corp.	39,600	1,996
*	Semtech Corp.	23,800	481
*	Silicon Laboratories, Inc.	17,100	627
*	Skyworks Solutions, Inc.	68,500	1,417
	Solera Holdings, Inc.	26,900	1,188
*	SRA International, Inc. - Class A	16,400	323
*	Synopsys, Inc.	57,000	1,412
*	Tech Data Corp.	17,900	721
*	TIBCO Software, Inc.	62,900	1,116
*	Trimble Navigation, Ltd.	45,700	1,601
*	ValueClick, Inc.	31,400	411
*	Vishay Intertechnology, Inc.	71,587	693
*	Zebra Technologies Corp. - Class A	21,700	730

	Total		60,608

	Common Stocks (91.0%)	Shares/ $ Par	Value $ (000’s)

	Materials (6.0%)
	Albemarle Corp.	35,000	1,638
	AptarGroup, Inc.	25,900	1,183
	Ashland, Inc.	30,200	1,473
	Cabot Corp.	25,100	817
	Carpenter Technology Corp.	16,900	570
	Commercial Metals Co.	43,800	635
	Cytec Industries, Inc.	18,800	1,060
	Grief, Inc. - Class A	11,900	700
*	Intrepid Potash, Inc.	17,000	443
*	Louisiana-Pacific Corp.	49,600	375
	The Lubrizol Corp.	25,900	2,745
	Martin Marietta Materials, Inc.	17,500	1,347
	Minerals Technologies, Inc.	7,100	418
	NewMarket Corp.	3,800	432
	Olin Corp.	30,400	613
	Packaging Corp. of America	39,700	920
	Reliance Steel & Aluminum Co.	28,500	1,183
	Rock-Tenn Co. - Class A	14,900	742
	RPM International, Inc.	49,900	994
	The Scotts Miracle-Gro Co. - Class A	17,700	916
	Sensient Technologies Corp.	19,000	579
	Silgan Holdings, Inc.	20,600	653
	Sonoco Products Co.	38,600	1,291
	Steel Dynamics, Inc.	83,200	1,174
	Temple-Inland, Inc.	41,300	771
	The Valspar Corp.	37,800	1,204
	Worthington Industries, Inc.	22,000	331

	Total		25,207

	Telecommunication Services (0.7%)
*	Cincinnati Bell, Inc.	77,300	206
*	Syniverse Holdings, Inc.	26,600	603
	Telephone and Data Systems, Inc.	35,500	1,165
*	tw telecom, Inc.	58,100	1,079

	Total		3,053

	Utilities (5.6%)
	AGL Resources, Inc.	29,900	1,147
	Alliant Energy Corp.	42,500	1,545
	Aqua America, Inc.	52,633	1,074
	Atmos Energy Corp.	34,600	1,012
	Black Hills Corp.	15,000	468
	Cleco Corp.	23,300	690
	DPL, Inc.	45,600	1,192
*	Dynegy, Inc.	39,320	191
	Energen Corp.	27,600	1,262
	Great Plains Energy, Inc.	51,977	982
	Hawaiian Electric Industries, Inc.	35,900	809
	IDACORP, Inc.	18,500	664
	MDU Resources Group, Inc.	72,200	1,440

Index 400 Stock Portfolio

	Common Stocks (91.0%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	National Fuel Gas Co.	31,400	1,627
	NSTAR	39,700	1,562
	NV Energy, Inc.	90,181	1,186
	OGE Energy Corp.	37,400	1,491
	PNM Resources, Inc.	33,250	379
	Questar Corp.	67,300	1,180
	UGI Corp.	42,200	1,207
	Vectren Corp.	31,200	807
	Westar Energy, Inc.	42,500	1,030
	WGL Holdings, Inc.	19,500	737

	Total		23,682

	Total Common Stocks (Cost: $364,618)		382,427

	Short-Term Investments (8.9%)

	Energy (2.4%)
(b)	Sempra Global, 0.33%, 10/6/10	5,000,000	5,000
	Sempra Global, 0.33%, 10/7/10	5,000,000	4,999

	Total		9,999

	Federal Government & Agencies (0.9%)
	Federal Home Loan Bank, 0.12%, 10/20/10	1,000,000	1,000
	Federal Home Loan Bank, 0.18%, 10/20/10	3,000,000	3,000

	Total		4,000

	Finance Services (1.2%)
	Alpine Securitization, 0.23%, 10/13/10	5,000,000	5,000

	Total		5,000

	Food Processors (1.2%)
	Kellogg Co., 0.27%, 10/13/10	5,000,000	5,000

	Total		5,000

	Personal Credit Institutions (2.0%)
	Old Line Funding LLC, 0.20%, 10/1/10	8,500,000	8,500

	Total		8,500

	Short Term Business Credit (1.2%)
	Falcon Asset Securitization Co. LLC, 0.23%, 10/25/10	5,000,000	4,999

	Total		4,999

	Total Short-Term Investments
	(Cost: $37,498)		37,498

	Total Investments (99.9%)
	(Cost: $402,116)(a)		419,925

	Other Assets, Less Liabilities (0.1%)		296

	Net Assets (100.0%)		420,221

Index 400 Stock Portfolio

*	Non-Income Producing

(a)	At September 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $402,116 and the net unrealized appreciation of investments based on that cost was $17,809 which is comprised of $69,523 aggregate gross unrealized appreciation and $51,714 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Midcap 400 Index Futures (Long) (Total Notional Value at September 30, 2010, $35,465)	93	12/10	$1,739

(m)	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2010.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 – Significant Unobservable Inputs
		(Amounts in thousands	)
Assets:

Domestic Common Stocks	$382,427	$-		$-

Short-Term Investments	-	37,498		-

Other Financial Instruments^	1,739	-		-

Total	$384,166	$37,498		$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Mid Cap Value Portfolio

Schedule of Investments

September 30, 2010 (unaudited)

	Common Stocks (95.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (11.4%)

	Best Buy Co., Inc.	14,864	607
*	CEC Entertainment, Inc.	41,537	1,426
	Fortune Brands, Inc.	17,899	881
	Genuine Parts Co.	15,816	705
	International Speedway Corp. - Class A	30,068	734
	Lowe’s Cos., Inc.	113,378	2,527
	Mattel, Inc.	15,183	356
	Omnicom Group, Inc.	20,641	815
	PetSmart, Inc.	24,408	854
	Scholastic Corp.	12,303	342
	Speedway Motorsports, Inc.	35,663	559
	Staples, Inc.	50,709	1,061
*	Toll Brothers, Inc.	38,833	739
	Whirlpool Corp.	5,284	428

	Total		12,034

	Consumer Staples (6.0%)

	The Clorox Co.	4,667	312
	Coca-Cola Enterprises, Inc.	679	21
	ConAgra Foods, Inc.	96,863	2,125
	H.J. Heinz Co.	30,187	1,430
	Kellogg Co.	15,722	794
	Kimberly-Clark Corp.	24,819	1,614

	Total		6,296

	Energy (6.8%)

	Apache Corp.	3,850	376
	Baker Hughes, Inc.	22,417	955
	Devon Energy Corp.	21,035	1,362
	EQT Corp.	53,239	1,920
	Murphy Oil Corp.	17,074	1,057
	Noble Energy, Inc.	8,834	663
*	Ultra Petroleum Corp.	15,145	636
	Williams Partners LP	5,017	213

	Total		7,182

	Financials (24.4%)

	ACE, Ltd.	22,897	1,334
	The Allstate Corp.	25,248	797
	Ameriprise Financial, Inc.	12,487	591
	Annaly Capital Management, Inc.	28,381	500
	Aon Corp.	56,602	2,214
	Boston Properties, Inc.	2,725	226
	The Charles Schwab Corp.	31,799	442
	The Chubb Corp.	16,043	914
	Comerica, Inc.	43,410	1,613
	Commerce Bancshares, Inc.	28,039	1,054
	Government Properties Income Trust	40,208	1,074
	The Hartford Financial Services Group, Inc.	2,254	52
	HCC Insurance Holdings, Inc.	53,372	1,392

	Common Stocks (95.7%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	HCP, Inc.	5,584	201
	Host Hotels & Resorts, Inc.	35,185	509
	Hudson City Bancorp, Inc.	65,027	797
	Invesco, Ltd.	17,342	368
	Marsh & McLennan Cos., Inc.	78,879	1,903
	Northern Trust Corp.	52,304	2,523
	People’s United Financial, Inc.	95,098	1,245
	Piedmont Office Realty Trust, Inc. - Class A	70,900	1,341
	State Street Corp.	16,131	607
	SunTrust Banks, Inc.	29,207	754
	Symetra Financial Corp.	76,269	798
	T. Rowe Price Group, Inc.	2,069	104
	Transatlantic Holdings, Inc.	23,070	1,172
	The Travelers Cos., Inc.	22,848	1,190

	Total		25,715

	Health Care (7.3%)

	Beckman Coulter, Inc.	32,331	1,577
*	Boston Scientific Corp.	81,407	499
*	CareFusion Corp.	22,492	559
	Covidien PLC	13,317	535
*	LifePoint Hospitals, Inc.	31,054	1,089
	Patterson Cos., Inc.	24,672	707
*	Select Medical Holdings Corp.	53,637	413
*	Symmetry Medical, Inc.	26,232	253
*	Zimmer Holdings, Inc.	39,250	2,054

	Total		7,686

	Industrials (14.3%)

*	Altra Holdings, Inc.	48,393	713
*	Beacon Roofing Supply, Inc.	36,749	535
	Cintas Corp.	22,112	609
	Emerson Electric Co.	8,009	422
	Harsco Corp.	26,405	649
	Hubbell, Inc. - Class B	33,838	1,717
	ITT Corp.	14,237	667
	Kaydon Corp.	46,860	1,621
	Pitney Bowes, Inc.	32,636	698
	Republic Services, Inc.	110,617	3,373
	Robbins & Myers, Inc.	10,261	275
	Southwest Airlines Co.	14,986	196
*	Thomas & Betts Corp.	35,637	1,462
	Tyco International, Ltd.	21,182	778
	Waste Management, Inc.	32,372	1,157
	Woodward Governor Co.	4,577	148

	Total		15,020

	Information Technology (6.4%)

	Accenture PLC - Class A	13,936	592
	Applied Materials, Inc.	141,537	1,653
	Automatic Data Processing, Inc.	10,885	458

Mid Cap Value Portfolio

	Common Stocks (95.7%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Cadence Design Systems, Inc.	57,755	441
	Diebold, Inc.	1,699	53
*	Emulex Corp.	73,892	772
	KLA-Tencor Corp.	17,030	600
	Molex, Inc.	43,832	917
	Paychex, Inc.	13,215	363
*	Synopsys, Inc.	4,255	105
*	Teradyne, Inc.	52,359	583
*	Verigy, Ltd.	16,722	136

	Total		6,673

	Materials (4.9%)

	Bemis Co., Inc.	39,487	1,254
	MeadWestvaco Corp.	23,093	563
	Minerals Technologies, Inc.	13,884	818
	Newmont Mining Corp.	14,655	920
	Vulcan Materials Co.	16,795	620
	Weyerhaeuser Co.	64,959	1,024

	Total		5,199

	Other Holdings (1.6%)

	iShares Russell Midcap Value Index Fund	40,452	1,633

	Total		1,633

	Telecommunication Services (2.0%)

	Consolidated Communications Holdings, Inc.	27,414	512
	Qwest Communications International, Inc.	173,889	1,090
	Windstream Corp.	42,101	517

	Total		2,119

	Utilities (10.6%)

	AGL Resources, Inc.	6,853	263
	American Electric Power Co., Inc.	18,427	668
	Consolidated Edison, Inc.	10,471	505
	Great Plains Energy, Inc.	27,105	512
	IDACORP, Inc.	6,706	241
	Northeast Utilities	29,236	865

Common Stocks (95.7%)	Shares/ $ Par	Value $ (000’s)

Utilities (10.6%) continued
NV Energy, Inc.	130,027	1,710
PG&E Corp.	37,417	1,699
Portland General Electric Co.	36,702	744
Southwest Gas Corp.	13,424	451
Westar Energy, Inc.	53,973	1,308
Wisconsin Energy Corp.	12,395	716
Xcel Energy, Inc.	64,558	1,483

Total		11,165

Total Common Stocks (Cost: $95,239)		100,722

Foreign Common Stocks (2.6%)	Country

Energy (2.6%)

Imperial Oil, Ltd.	Canada	72,957	2,765

Total Foreign Common Stocks (Cost: $2,800)			2,765

Short-Term Investments (1.8%)

Federal Government & Agencies (1.8%)

Federal Home Loan Bank, 0.01%, 10/1/10		1,861,000	1,861

Total			1,861

Other Holdings (0.0%)
JPMorgan Money Market Fund		636	1

Total			1

Total Short-Term Investments (Cost: $1,862)			1,862

Total Investments (100.1%) (Cost: $99,901)(a)			105,349

Other Assets, Less Liabilities (-0.1%)			(107)

Net Assets (100.0%)			105,242

Mid Cap Value Portfolio

*	Non-Income Producing

(a)	At September 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $99,901 and the net unrealized appreciation of investments based on that cost was $5,448 which is comprised of $7,630 aggregate gross unrealized appreciation and $2,182 aggregate gross unrealized depreciation.

(h)	Forward foreign currency contracts outstanding on September 30, 2010.

Type	CounterParty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Bank of America	CAD	2,244	10/10	$—	$(14)	$(14)

					$—	$(14)	$(14)

CAD — Canadian Dollar

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2010.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs

	(Amounts in thousands)
Assets:

Domestic Common Stocks	$100,722	$-	$-

Foreign Common Stocks	2,765	-	-

Short-Term Investments	-	1,862	-

Liabilities:

Other Financial Instruments^	-	(14)	-

Total	$103,487	$1,848	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Small Cap Growth Stock Portfolio

Schedule of Investments

September 30, 2010 (unaudited)

	Common Stocks (90.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (17.0%)

*	American Public Education, Inc.	93,490	3,072
*	Bally Technologies, Inc.	78,600	2,747
*	Buffalo Wild Wings, Inc.	98,260	4,706
*	Deckers Outdoor Corp.	53,300	2,663
*	Deer Consumer Products, Inc.	204,185	1,962
*	Dollar Tree, Inc.	100,507	4,901
*	Grand Canyon Education, Inc.	109,853	2,409
	Guess?, Inc.	83,350	3,386
*	Kirkland’s, Inc.	180,050	2,495
*	LKQ Corp.	273,365	5,686
*	Lumber Liquidators Holdings, Inc.	95,106	2,337
	Monro Muffler Brake, Inc.	171,773	7,920
	P.F. Chang’s China Bistro, Inc.	125,042	5,777
*	Ulta Salon, Cosmetics & Fragrance, Inc.	205,950	6,014
*	Vitamin Shoppe, Inc.	193,362	5,308

	Total		61,383

	Consumer Staples (3.4%)

	Alberto-Culver Co.	131,570	4,954
*	TreeHouse Foods, Inc.	133,100	6,136
*	United Natural Foods, Inc.	32,000	1,060

	Total		12,150

	Energy (7.3%)

*	Brigham Exploration Co.	278,943	5,230
	CARBO Ceramics, Inc.	87,246	7,067
*	Carrizo Oil & Gas, Inc.	193,551	4,634
	EXCO Resources, Inc.	189,840	2,823
*	Rex Energy Corp.	138,400	1,771
*	Superior Energy Services, Inc.	92,200	2,461
*	Whiting Petroleum Corp.	24,150	2,307

	Total		26,293

	Financials (8.2%)

	Boston Private Financial Holdings, Inc.	641,690	4,197
*	Cardtronics, Inc.	102,050	1,575
	Digital Realty Trust, Inc.	70,816	4,369
	Greenhill & Co., Inc.	25,808	2,047
*	MF Global Holdings, Ltd.	539,516	3,884
	MFA Financial, Inc.	430,292	3,283
*	Portfolio Recovery Associates, Inc.	133,931	8,659
	Raymond James Financial, Inc.	64,400	1,631

	Total		29,645

	Health Care (15.6%)
*	Align Technology, Inc.	266,234	5,213

	Common Stocks (90.8%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	Allscripts Healthcare Solutions, Inc.	163,400	3,018
*	American Medical Systems Holdings, Inc.	167,852	3,286
*	athenahealth, Inc.	68,100	2,249
*	CardioNet, Inc.	5,850	26
*	Clarient, Inc.	806,415	2,726
*	Conceptus, Inc.	104,850	1,442
*	Dexcom, Inc.	262,542	3,471
*	Dynavox, Inc. - Class A	64,490	524
*	Illumina, Inc.	123,450	6,074
*	IPC The Hospitalist Co.	161,800	4,420
*	MAP Pharmaceuticals, Inc.	76,100	1,164
	Masimo Corp.	151,551	4,139
*	Natus Medical, Inc.	63,900	931
*	Nektar Therapeutics	187,150	2,764
*	NxStage Medical, Inc.	110,112	2,103
*	Obagi Medical Products, Inc.	281,885	2,960
*	Thoratec Corp.	135,077	4,995
*	Transcend Services, Inc.	99,300	1,514
*	Volcano Corp.	127,550	3,314

	Total		56,333

	Industrials (11.9%)

	Actuant Corp. - Class A	39,600	909
	Aegean Marine Petroleum Network, Inc.	54,450	906
	Baldor Electric Co.	46,000	1,858
*	Generac Holdings, Inc.	194,250	2,650
*	GrafTech International, Ltd.	234,654	3,668
*	Higher One Holdings, Inc.	101,650	1,676
*	Hub Group, Inc. - Class A	225,140	6,588
	Knight Transportation, Inc.	170,838	3,302
*	Oshkosh Corp.	57,150	1,572
*	Polypore International, Inc.	103,350	3,117
	Regal-Beloit Corp.	68,404	4,015
	Snap-on, Inc.	95,200	4,428
	Sun Hydraulics Corp.	600	17
	Tennant Co.	22,701	701
*	Titan Machinery, Inc.	29,896	487
	TransDigm Group, Inc.	94,850	5,885
*	Westport Innovations, Inc.	80,000	1,408

	Total		43,187

	Information Technology (25.2%)

*	Advanced Energy Industries, Inc.	237,167	3,097
*	ArcSight, Inc.	9,650	420
*	Atheros Communications, Inc.	102,350	2,697
*	Calix, Inc.	147,200	2,114
*	CommScope, Inc.	177,656	4,218
*	Comtech Telecommunications Corp.	131,800	3,605

	Common Stocks (90.8%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Concur Technologies, Inc.	45,350	2,242
*	DG Fastchannel, Inc.	249,829	5,434
*	Dice Holdings, Inc.	278,300	2,360
*	Diodes, Inc.	179,800	3,073
*	Envestnet, Inc.	7,099	74
*	Equinix, Inc.	29,780	3,048
*	Mellanox Technologies, Ltd.	154,251	3,029
*	Microsemi Corp.	273,815	4,696
*	MKS Instruments, Inc.	194,805	3,503
	Pegasystems, Inc.	130,150	4,041
*	RealPage, Inc.	83,842	1,600
*	RightNow Technologies, Inc.	202,400	3,987
*	Rubicon Technology, Inc.	152,203	3,453
*	Sourcefire, Inc.	240,187	6,927
*	SPS Commerce, Inc.	128,400	1,646
*	SuccessFactors, Inc.	91,353	2,294
*	Synchronoss Technologies, Inc.	302,382	5,385
*	Taleo Corp. - Class A	137,973	4,000
*	The Ultimate Software Group, Inc.	128,650	4,971
*	VanceInfo Technologies, Inc., ADR	125,655	4,064
*	VeriFone Holdings, Inc.	87,900	2,731
*	VistaPrint NV	57,176	2,210

	Total		90,919

	Other Holdings (2.2%)

	iShares Nasdaq Biotechnology Index Fund	42,170	3,635
	SPDR Metals & Mining ETF	80,939	4,329

	Total		7,964

	Total Common Stocks
	(Cost: $261,855)		327,874

	Short-Term Investments (8.2%)
	Federal Government & Agencies (0.5%)

(b)	Federal Home Loan Bank, 0.18%, 10/20/10	2,000,000	2,000

	Total		2,000

	Finance Services (1.4%)

	Liberty Street Funding LLC, 0.22%, 10/15/10	5,000,000	4,999

	Total		4,999

Small Cap Growth Stock Portfolio

Short-Term Investments (8.2%)	Shares/ $ Par	Value $ (000’s)

Personal Credit Institutions (2.7%)
Old Line Funding LLC, 0.20%, 10/1/10	9,700,000	9,700

Total		9,700

Short Term Business Credit (1.4%)
Falcon Asset Securitization Co. LLC, 0.23%, 10/6/10	5,000,000	5,000

Total		5,000

Utilities (2.2%)

Xcel Energy, Inc., 0.28%, 10/5/10	8,100,000	8,100

Total		8,100

Total Short-Term Investments
(Cost: $29,799)		29,799

Total Investments (99.0%) (Cost: $291,654)(a)		357,673

Other Assets, Less Liabilities (1.0%)		3,606

Net Assets (100.0%)		361,279

Small Cap Growth Stock Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $291,654 and the net unrealized appreciation of investments based on that cost was $66,019 which is comprised of $73,828 aggregate gross unrealized appreciation and $7,809 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)

Russell 2000 Mini Index Futures (Long) (Total Notional Value at September 30, 2010, $3,308)	50	12/10	$64

(j)	Swap agreements outstanding on September 30, 2010.

Total Return Swaps

Counterparty	Reference	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)

JPMorgan Chase Bank, N.A.	Russell 2000 Growth Biotechnology Industry Index	3-Month USD LIBOR - 70 Basis Points (Bps)	Russell 2000 Growth Biotechnology Industry Index Total Return	12/10	8,644	$719

						$719

(k)	Cash with an aggregate value of $1,270 (in thousands) has been pledged as collateral for swap contracts outstanding on September 30, 2010.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2010.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Domestic Common Stocks	$327,874	$-	$-
Short-Term Investments	-	29,799	-
Other Financial Instruments^	64	719	-

Total	$327,938	$30,518	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Index 600 Stock Portfolio

Schedule of Investments

September 30, 2010 (unaudited)

	Common Stocks (87.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (13.6%)
*	American Public Education, Inc.	1,401	46
	Arbitron, Inc.	2,035	57
*	Arctic Cat, Inc.	917	9
*	Audiovox Corp. - Class A	1,406	10
	Big 5 Sporting Goods Corp.	1,654	22
*	Biglari Holdings, Inc.	109	36
*	BJ's Restaurants, Inc.	1,705	48
*	Blue Nile, Inc.	1,086	48
	Blyth, Inc.	412	17
	Brown Shoe Co., Inc.	3,326	38
	Brunswick Corp.	6,720	102
	The Buckle, Inc.	1,981	53
*	Buffalo Wild Wings, Inc.	1,379	66
*	Cabela's, Inc.	3,036	58
*	California Pizza Kitchen, Inc.	1,864	32
	Callaway Golf Co.	4,883	34
*	Capella Education Co.	1,270	99
*	Carter's, Inc.	4,508	119
	The Cato Corp. - Class A	2,235	60
*	CEC Entertainment, Inc.	1,633	56
*	The Children's Place Retail Stores, Inc.	2,066	101
	Christopher & Banks Corp.	2,717	22
*	Coinstar, Inc.	2,481	107
	Cracker Barrel Old Country Store, Inc.	1,787	91
*	Crocs, Inc.	6,569	85
*	Deckers Outdoor Corp.	2,932	147
*	DineEquity, Inc.	1,169	53
*	Drew Industries, Inc.	1,451	30
*	The E.W. Scripps Co. - Class A	2,311	18
	Ethan Allen Interiors, Inc.	2,179	38
	The Finish Line, Inc. - Class A	4,125	57
	Fred's, Inc. - Class A	2,974	35
*	Genesco, Inc.	1,824	55
*	Group 1 Automotive, Inc.	1,808	54
*	The Gymboree Corp.	2,073	86
	Haverty Furniture Cos., Inc.	1,408	15
*	Helen of Troy, Ltd.	2,326	59
*	Hibbett Sports, Inc.	2,159	54
	Hillenbrand, Inc.	4,723	102
	Hot Topic, Inc.	3,380	20
*	HSN, Inc.	2,923	87
*	Iconix Brand Group, Inc.	5,483	96
*	Interval Leisure Group, Inc.	3,066	41
*	Jack in the Box, Inc.	4,178	90

	Common Stocks (87.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
*	JAKKS Pacific, Inc.	2,116	37
*	Jo-Ann Stores, Inc.	2,049	91
*	Jos. A. Bank Clothiers, Inc.	2,087	89
*	Kid Brands, Inc.	1,634	14
*	Kirkland’s, Inc.	1,191	17
*	K-Swiss, Inc. - Class A	2,058	26
*	Landry’s Restaurants, Inc.	542	13
*	La-Z-Boy, Inc.	3,930	33
	Lithia Motors, Inc. - Class A	1,644	16
*	Live Nation, Inc.	11,312	112
*	Liz Claiborne, Inc.	7,165	44
*	Lumber Liquidators Holdings, Inc.	1,767	43
*	M/I Homes, Inc.	1,405	15
*	Maidenform Brands, Inc.	1,750	51
	The Marcus Corp.	1,640	19
*	MarineMax, Inc.	1,679	12
	The Men’s Wearhouse, Inc.	3,995	95
*	Meritage Homes Corp.	2,433	48
*	Midas, Inc.	1,070	8
*	Monarch Casino & Resort, Inc.	848	10
	Monro Muffler Brake, Inc.	1,522	70
*	Movado Group, Inc.	1,312	14
*	Multimedia Games, Inc.	2,091	8
	National Presto Industries, Inc.	396	42
*	Nautilus, Inc.	1,562	2
	NutriSystem, Inc.	2,039	39
*	O’Charley’s, Inc.	1,430	10
*	OfficeMax, Inc.	6,447	84
	Oxford Industries, Inc.	1,055	25
	P.F. Chang’s China Bistro, Inc.	1,753	81
*	Papa John’s International, Inc.	1,555	41
*	Peet’s Coffee & Tea, Inc.	975	33
	The Pep Boys - Manny, Moe & Jack	3,980	42
*	Perry Ellis International, Inc.	760	17
	PetMed Express, Inc.	1,738	30
*	Pinnacle Entertainment, Inc.	4,630	52
	Polaris Industries, Inc.	2,521	164
	Pool Corp.	3,759	75
*	Pre-Paid Legal Services, Inc.	753	47
*	Quiksilver, Inc.	9,821	38
*	RC2 Corp.	1,640	34
*	Red Robin Gourmet Burgers, Inc.	1,185	23
*	Ruby Tuesday, Inc.	4,913	58
*	Ruth’s Hospitality Group, Inc.	2,347	9

	Common Stocks (87.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
*	Shuffle Master, Inc.	4,067	34
*	Skechers U.S.A., Inc. - Class A	2,560	60
	Skyline Corp.	522	11
*	Sonic Automotive, Inc. - Class A	2,676	26
*	Sonic Corp.	4,674	38
	Spartan Motors, Inc.	2,493	12
	Stage Stores, Inc.	2,858	37
*	Stamps.com, Inc.	898	12
	Standard Motor Products, Inc.	1,487	16
*	Standard Pacific Corp.	7,516	30
*	Stein Mart, Inc.	2,043	18
*	Steven Madden, Ltd.	1,742	72
	Sturm, Ruger & Co., Inc.	1,459	20
	Superior Industries International, Inc.	1,762	30
*	Texas Roadhouse, Inc.	4,399	62
*	True Religion Apparel, Inc.	1,932	41
*	Tuesday Morning Corp.	2,773	13
*	Universal Electronics, Inc.	1,021	21
	Universal Technical Institute, Inc.	1,580	31
*	Volcom, Inc.	1,296	25
*	Winnebago Industries, Inc.	2,208	23
	Wolverine World Wide, Inc.	3,700	107
*	Zale Corp.	1,753	4
*	Zumiez, Inc.	1,578	33

	Total		5,160

	Consumer Staples (2.9%)
*	Alliance One International, Inc.	6,775	28
	The Andersons, Inc.	1,395	53
*	The Boston Beer Co., Inc. - Class A	710	48
	Calavo Growers, Inc.	911	20
	Cal-Maine Foods, Inc.	1,012	29
	Casey’s General Stores, Inc.	2,870	120
*	Central Garden & Pet Co. - Class A	4,286	44
*	Darling International, Inc.	6,253	53
	Diamond Foods, Inc.	1,654	68
*	The Great Atlantic & Pacific Tea Co., Inc.	1,954	8
*	The Hain Celestial Group, Inc.	3,247	78
	J & J Snack Foods Corp.	1,080	45
	Lance, Inc.	2,461	52
*	Mannatech, Inc.	1,205	2
*	Medifast, Inc.	1,017	28
	Nash Finch Co.	934	40

Index 600 Stock Portfolio

	Common Stocks (87.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Staples continued
	Sanderson Farms, Inc.	1,466	63
	Spartan Stores, Inc.	1,716	25
*	TreeHouse Foods, Inc.	2,684	124
*	United Natural Foods, Inc.	3,285	109
	WD-40 Co.	1,263	48

	Total		1,085

	Energy (4.4%)
*	Basic Energy Services, Inc.	1,752	15
*	Bristow Group, Inc.	2,743	99
	CARBO Ceramics, Inc.	1,437	116
*	Dril-Quip, Inc.	2,597	161
	Gulf Island Fabrication, Inc.	1,086	20
	Holly Corp.	3,349	96
*	Hornbeck Offshore Services, Inc.	1,765	35
*	ION Geophysical Corp.	11,552	59
	Lufkin Industries, Inc.	2,272	100
*	Matrix Service Co.	1,995	18
*	Oil States International, Inc.	3,811	178
	Penn Virginia Corp.	3,452	55
*	Petroleum Development Corp.	1,460	40
*	PetroQuest Energy, Inc.	4,217	26
*	Pioneer Drilling Co.	4,108	26
*	SEACOR Holdings, Inc.	1,609	137
*	Seahawk Drilling, Inc.	888	8
	SM Energy Co.	4,786	179
*	Stone Energy Corp.	3,682	54
*	Swift Energy Co.	2,872	81
*	TETRA Technologies, Inc.	5,772	59
	World Fuel Services Corp.	4,513	117

	Total		1,679

	Financials (16.4%)
	Acadia Realty Trust	3,044	58
	American Physicians Capital, Inc.	594	25
*	AMERISAFE, Inc.	1,414	27
	Bank Mutual Corp.	3,466	18
	Bank of the Ozarks, Inc.	990	37
	BioMed Realty Trust, Inc.	8,613	154
	Boston Private Financial Holdings, Inc.	5,765	38
	Brookline Bancorp, Inc.	4,477	45
	Cash America International, Inc.	2,228	78
	Cedar Shopping Centers, Inc.	3,539	21
	City Holding Co.	1,182	36
	Colonial Properties Trust	5,402	87
	Columbia Banking System, Inc.	2,982	59
	Community Bank System, Inc.	2,514	58

	Common Stocks (87.6%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Delphi Financial Group, Inc. - Class A	4,115	103
	DiamondRock Hospitality Co.	11,721	111
	Dime Community Bancshares	2,095	29
	East West Bancorp, Inc.	11,221	183
	EastGroup Properties, Inc.	2,045	76
*	eHealth, Inc.	1,786	23
	Employers Holdings, Inc.	3,113	49
	Entertainment Properties Trust	3,526	152
	Extra Space Storage, Inc.	6,631	106
*	EZCORP, Inc. - Class A	3,732	75
*	First BanCorp	24,102	7
*	First Cash Financial Services, Inc.	2,296	64
	First Commonwealth Financial Corp.	6,986	38
	First Financial Bancorp.	4,403	73
	First Financial Bankshares, Inc.	1,581	74
	First Midwest Bancorp, Inc.	5,616	65
*	Forestar Group, Inc.	2,762	47
	Franklin Street Properties Corp.	5,257	65
	Glacier Bancorp, Inc.	5,453	80
	Hancock Holding Co.	2,237	67
*	Hanmi Financial Corp.	11,465	15
	Healthcare Realty Trust, Inc.	4,826	113
	Home Bancshares, Inc.	1,660	34
	Home Properties, Inc.	2,843	150
	Horace Mann Educators Corp.	2,988	53
	Independent Bank Corp./Rockland Trust Co.	1,608	36
	Infinity Property & Casualty Corp.	959	47
	Inland Real Estate Corp.	5,646	47
*	Interactive Brokers Group, Inc. - Class A	3,202	55
*	Investment Technology Group, Inc.	3,240	46
	Kilroy Realty Corp.	3,970	132
	Kite Realty Group Trust	4,794	21
*	LaBranche & Co., Inc.	2,805	11
	LaSalle Hotel Properties	5,292	124
	Lexington Realty Trust	8,760	63
	LTC Properties, Inc.	1,956	50
	Medical Properties Trust, Inc.	8,438	86
	Mid-America Apartment Communities, Inc.	2,487	145
*	Nara Bancorp, Inc.	2,878	20
*	National Financial Partners Corp.	3,234	41
	National Penn Bancshares, Inc.	9,562	60

	Common Stocks (87.6%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	National Retail Properties, Inc.	6,322	159
*	The Navigators Group, Inc.	948	42
	NBT Bancorp, Inc.	2,615	58
	Old National Bancorp	6,610	69
*	optionsXpress Holdings, Inc.	3,223	49
	Parkway Properties, Inc.	1,662	25
	Pennsylvania Real Estate Investment Trust	4,195	50
*	Pinnacle Financial Partners, Inc.	2,535	23
*	Piper Jaffray Cos., Inc.	1,176	34
*	Portfolio Recovery Associates, Inc.	1,293	84
	Post Properties, Inc.	3,692	103
	Presidential Life Corp.	1,615	16
	PrivateBancorp, Inc.	4,439	51
*	ProAssurance Corp.	2,412	139
	PS Business Parks, Inc.	1,418	80
	Rewards Network, Inc.	662	9
	RLI Corp.	1,254	71
	S&T Bancorp, Inc.	1,878	33
	Safety Insurance Group, Inc.	1,139	48
	Selective Insurance Group, Inc.	4,051	66
*	Signature Bank	3,078	119
	Simmons First National Corp. - Class A	1,306	37
*	The South Financial Group, Inc.	16,185	5
	Sovran Self Storage, Inc.	2,093	79
	Sterling Bancorp	2,035	18
	Sterling Bancshares, Inc.	7,729	41
	Stewart Information Services Corp.	1,393	16
*	Stifel Financial Corp.	2,716	126
	Susquehanna Bancshares, Inc.	9,836	83
	SWS Group, Inc.	2,221	16
	Tanger Factory Outlet Centers, Inc.	3,069	145
	Tompkins Financial Corp.	624	25
	Tower Group, Inc.	3,270	76
*	TradeStation Group, Inc.	3,070	20
	TrustCo Bank Corp. NY	5,839	32
	UMB Financial Corp.	2,271	81
	Umpqua Holdings Corp.	8,684	98
	United Bankshares, Inc.	2,908	72
*	United Community Banks, Inc.	7,153	16
	United Fire & Casualty Co.	1,617	34
	Universal Health Realty Income Trust	932	32
	Urstadt Biddle Properties, Inc. - Class A	1,603	29
	Whitney Holding Corp.	7,328	60
	Wilshire Bancorp, Inc.	1,462	10
	Wintrust Financial Corp.	2,359	76

Index 600 Stock Portfolio

	Common Stocks (87.6%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
*	World Acceptance Corp.	1,188	52

	Total		6,184

	Health Care (11.0%)
*	Abaxis, Inc.	1,693	39
*	Affymetrix, Inc.	5,366	24
*	Air Methods Corp.	841	35
*	Align Technology, Inc.	5,140	101
*	Almost Family, Inc.	624	18
*	Amedisys, Inc.	2,185	52
*	American Medical Systems Holdings, Inc.	5,763	113
*	AMERIGROUP Corp.	3,869	164
*	AMN Healthcare Services, Inc.	2,486	13
*	AmSurg Corp.	2,345	41
	Analogic Corp.	977	44
*	ArQule, Inc.	2,825	15
*	Bio-Reference Laboratories, Inc.	1,857	39
*	Cambrex Corp.	2,228	9
	Cantel Medical Corp.	959	16
*	Catalyst Health Solutions, Inc.	2,956	104
*	Centene Corp.	3,733	88
	Chemed Corp.	1,728	98
	Computer Programs and Systems, Inc.	831	35
*	CONMED Corp.	2,183	49
	The Cooper Cos., Inc.	3,532	163
*	CorVel Corp.	504	21
*	Cross Country Healthcare, Inc.	2,357	17
*	CryoLife, Inc.	2,141	13
*	Cubist Pharmaceuticals, Inc.	4,473	105
*	Cyberonics, Inc.	1,821	49
*	Dionex Corp.	1,324	114
*	Emergent Biosolutions, Inc.	1,472	25
	Ensign Group, Inc.	991	18
*	Enzo Biochem, Inc.	2,546	10
*	eResearchTechnology, Inc.	3,260	24
*	Genoptix, Inc.	1,333	19
*	Gentiva Health Services, Inc.	2,260	49
*	Greatbatch, Inc.	1,763	41
*	Haemonetics Corp.	1,871	109
*	Hanger Orthopedic Group, Inc.	2,452	36
*	Healthspring, Inc.	4,338	112
*	Healthways, Inc.	2,595	30
*	Hi-Tech Pharmacal Co., Inc.	772	16
*	HMS Holdings Corp.	2,065	122
*	ICU Medical, Inc.	887	33
*	Integra LifeSciences Holdings	1,588	63
	Invacare Corp.	2,456	65
*	IPC The Hospitalist Co.	1,233	34
*	Kendle International, Inc.	1,119	10

	Common Stocks (87.6%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	Kensey Nash Corp.	716	21
	Landauer, Inc.	713	45
*	LCA-Vision, Inc.	1,402	8
*	LHC Group, Inc.	1,189	28
*	Magellan Health Services, Inc.	2,531	120
*	Martek Biosciences Corp.	2,539	57
*	MedCath Corp.	1,554	16
	Meridian Bioscience, Inc.	3,081	67
*	Merit Medical Systems, Inc.	2,140	34
*	Molina Healthcare, Inc.	1,267	34
*	MWI Veterinary Supply, Inc.	936	54
*	Natus Medical, Inc.	2,188	32
*	Neogen Corp.	1,720	58
*	Omnicell, Inc.	2,479	32
*	Osteotech, Inc.	1,375	9
*	Palomar Medical Technologies, Inc.	1,407	14
*	Par Pharmaceutical Cos., Inc.	2,667	78
*	PAREXEL International Corp.	4,435	103
*	PharMerica Corp.	2,324	22
*	PSS World Medical, Inc.	4,281	91
	Quality Systems, Inc.	1,447	96
*	Regeneron Pharmaceuticals, Inc.	5,106	140
*	RehabCare Group, Inc.	1,890	38
*	Res-Care, Inc.	1,941	26
*	Salix Pharmaceuticals, Ltd.	4,384	174
*	Savient Pharmaceuticals, Inc.	5,126	117
*	SurModics, Inc.	1,320	16
*	Symmetry Medical, Inc.	2,726	26
*	ViroPharma, Inc.	5,904	88
	West Pharmaceutical Services, Inc.	2,523	87
*	Zoll Medical Corp.	1,631	53

	Total		4,179

	Industrials (13.7%)
	A.O. Smith Corp.	1,690	98
	AAON, Inc.	904	21
*	AAR Corp.	2,994	56
	ABM Industries, Inc.	3,564	77
	Actuant Corp. - Class A	5,151	118
	Administaff, Inc.	1,707	46
*	Aerovironment, Inc.	1,140	25
	Albany International Corp. - Class A	2,099	40
	Allegiant Travel Co.	1,180	50
	American Science and Engineering, Inc.	685	50
	Apogee Enterprises, Inc.	2,128	19
	Applied Industrial Technologies, Inc.	2,860	87

	Common Stocks (87.6%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Applied Signal Technology, Inc.	1,016	25
	Arkansas Best Corp.	1,920	47
*	Astec Industries, Inc.	1,509	43
*	ATC Technology Corp.	1,528	38
	AZZ, Inc.	942	40
	Badger Meter, Inc.	1,139	46
	Barnes Group, Inc.	3,456	61
	Belden, Inc.	3,550	94
	Bowne & Co., Inc.	3,041	34
	Brady Corp. - Class A	3,989	116
	Briggs & Stratton Corp.	3,817	73
	Cascade Corp.	698	22
	CDI Corp.	982	13
*	Ceradyne, Inc.	1,924	45
	CIRCOR International, Inc.	1,296	41
	CLARCOR, Inc.	3,840	148
	Comfort Systems USA, Inc.	2,876	31
*	Consolidated Graphics, Inc.	770	32
	Cubic Corp.	1,196	49
	Curtiss-Wright Corp.	3,494	106
*	Dolan Co.	2,312	26
*	Dycom Industries, Inc.	2,904	29
*	EMCOR Group, Inc.	5,031	124
	Encore Wire Corp.	1,441	30
*	EnPro Industries, Inc.	1,559	49
	ESCO Technologies, Inc.	2,008	67
*	Esterline Technologies Corp.	2,281	131
*	Exponent, Inc.	1,052	35
	Federal Signal Corp.	4,719	25
	Forward Air Corp.	2,200	57
	G & K Services, Inc. - Class A	1,409	32
*	GenCorp, Inc.	4,444	22
*	The GEO Group, Inc.	4,891	114
*	Gibraltar Industries, Inc.	2,297	21
*	Griffon Corp.	3,507	43
	Healthcare Services Group, Inc.	3,323	76
	Heartland Express, Inc.	3,851	57
	Heidrick & Struggles International, Inc.	1,329	26
*	Hub Group, Inc. - Class A	2,857	84
*	II-VI, Inc.	1,922	72
*	Insituform Technologies, Inc. - Class A	2,975	72
	Interface, Inc. - Class A	4,824	69
	John Bean Technologies Corp.	2,135	34
	Kaman Corp.	1,968	52
	Kaydon Corp.	2,536	88
*	Kelly Services, Inc. - Class A	2,142	25
	Knight Transportation, Inc.	4,690	91
	Lawson Products, Inc.	304	5
	Lindsay Corp.	947	41

Index 600 Stock Portfolio

	Common Stocks (87.6%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
*	Lydall, Inc.	1,295	10
*	Mobile Mini, Inc.	2,759	42
*	Moog, Inc. - Class A	3,441	122
	Mueller Industries, Inc.	2,864	76
*	NCI Building Systems, Inc.	1,276	12
*	Old Dominion Freight Line, Inc.	3,181	81
*	On Assignment, Inc.	2,766	15
*	Orbital Sciences Corp.	4,381	67
*	Orion Marine Group, Inc.	2,040	25
*	Powell Industries, Inc.	673	21
	Quanex Building Products Corp.	2,852	49
	Robbins & Myers, Inc.	2,498	67
*	School Specialty, Inc.	1,216	16
*	SFN Group, Inc.	3,994	24
	Simpson Manufacturing Co., Inc.	2,998	77
	SkyWest, Inc.	4,257	59
	The Standard Register Co.	955	3
	Standex International Corp.	946	23
*	Sykes Enterprises, Inc.	3,127	42
*	Teledyne Technologies, Inc.	2,749	109
*	Tetra Tech, Inc.	4,682	98
	The Toro Co.	2,374	133
	Tredegar Corp.	1,738	33
	Triumph Group, Inc.	1,247	93
*	TrueBlue, Inc.	3,340	46
	UniFirst Corp.	1,112	49
*	United Stationers, Inc.	1,772	95
	Universal Forest Products, Inc.	1,466	43
	Viad Corp.	1,558	30
	Vicor Corp.	1,486	22
*	Volt Information Sciences, Inc.	901	6
	Watsco, Inc.	2,113	118
	Watts Water Technologies, Inc. - Class A	2,210	75

	Total		5,169

	Information Technology (15.7%)
*	Actel Corp.	1,990	32
*	Advanced Energy Industries, Inc.	2,919	38
*	Agilysys, Inc.	1,483	10
*	Anixter International, Inc.	2,125	115
*	Arris Group, Inc.	9,491	93
*	ATMI, Inc.	2,390	35
*	Avid Technology, Inc.	2,196	29
	Bel Fuse, Inc. - Class B	888	18
*	Benchmark Electronics, Inc.	4,719	77
	Black Box Corp.	1,335	43
	Blackbaud, Inc.	3,322	80
*	Blue Coat Systems, Inc.	3,240	78
*	Brightpoint, Inc.	5,292	37
*	Brooks Automation, Inc.	4,962	33

	Common Stocks (87.6%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Cabot Microelectronics Corp.	1,767	57
*	CACI International, Inc. - Class A	2,298	104
*	Checkpoint Systems, Inc.	2,995	61
*	CIBER, Inc.	5,265	16
*	Cogent, Inc.	4,177	44
	Cognex Corp.	3,009	81
	Cohu, Inc.	1,798	23
*	CommVault Systems, Inc.	3,275	85
*	Compellent Technologies, Inc.	1,761	32
*	comScore, Inc.	1,912	45
*	Comtech Telecommunications Corp.	2,147	59
*	Concur Technologies, Inc.	3,425	169
*	CSG Systems International, Inc.	2,583	47
	CTS Corp.	2,592	25
*	Cymer, Inc.	2,240	83
*	Cypress Semiconductor Corp.	12,143	153
	Daktronics, Inc.	2,660	26
*	DealerTrack Holdings, Inc.	3,060	52
*	DG Fastchannel, Inc.	1,855	40
*	Digi International, Inc.	1,895	18
*	Diodes, Inc.	2,723	47
*	DSP Group, Inc.	1,771	12
*	DTS, Inc.	1,299	50
*	Ebix, Inc.	2,625	62
*	Electro Scientific Industries, Inc.	1,803	20
*	EMS Technologies, Inc.	1,160	22
*	Epicor Software Corp.	3,504	30
	EPIQ Systems, Inc.	2,576	32
*	Exar Corp.	3,352	20
*	FARO Technologies, Inc.	1,225	27
*	FEI Co.	2,893	57
*	Forrester Research, Inc.	1,112	37
*	Gerber Scientific, Inc.	1,890	12
*	Harmonic, Inc.	7,397	51
	Heartland Payment Systems, Inc.	2,888	44
*	Hittite Microwave Corp.	1,850	88
*	Hutchinson Technology, Inc.	1,755	6
*	InfoSpace, Inc.	2,732	24
*	Insight Enterprises, Inc.	3,508	55
*	Integral Systems, Inc.	1,332	10
*	Interactive Intelligence, Inc.	996	17
*	Intermec, Inc.	3,752	46
*	Intevac, Inc.	1,701	17
*	j2 Global Communications, Inc.	3,456	82
*	JDA Software Group, Inc.	3,170	80
	Keithley Insturments, Inc.	993	21

	Common Stocks (87.6%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	The Knot, Inc.	2,298	21
*	Kopin Corp.	5,055	18
*	Kulicke and Soffa Industries, Inc.	5,340	33
*	Liquidity Services, Inc.	1,223	20
*	Littelfuse, Inc.	1,674	73
*	LoJack Corp.	1,401	5
*	Manhattan Associates, Inc.	1,674	49
	MAXIMUS, Inc.	1,314	81
*	Mercury Computer Systems, Inc.	1,803	22
	Methode Electronics, Inc.	2,791	25
	Micrel, Inc.	3,829	38
*	Microsemi Corp.	6,300	108
*	MicroStrategy, Inc. - Class A	667	58
*	MKS Instruments, Inc.	3,805	68
*	Monolithic Power Systems	2,773	45
	MTS Systems Corp.	1,228	38
*	NCI, Inc. - Class A	600	11
*	NETGEAR, Inc.	2,686	73
*	NetScout Systems, Inc.	2,638	54
*	Network Equipment Technologies, Inc.	2,257	8
*	Newport Corp.	2,784	32
*	Novatel Wireless, Inc.	2,397	19
*	OSI Systems, Inc.	1,396	51
	Park Electrochemical Corp.	1,565	41
*	PC-Tel, Inc.	1,429	9
*	Perficient, Inc.	2,280	21
*	Pericom Semiconductor Corp.	1,892	16
*	Phoenix Technologies, Ltd.	2,663	10
*	Plexus Corp.	3,063	90
*	Progress Software Corp.	3,283	109
*	Radiant Systems, Inc.	2,445	42
*	RadiSys Corp.	1,833	17
*	Rogers Corp.	1,200	38
*	Rudolph Technologies, Inc.	2,376	20
*	ScanSource, Inc.	2,026	56
*	Sigma Designs, Inc.	2,089	24
*	Smith Micro Software, Inc.	2,287	23
*	Sonic Solutions	2,335	27
*	Sourcefire, Inc.	2,103	61
*	Standard Microsystems Corp.	1,713	39
*	StarTek, Inc.	903	4
*	Stratasys, Inc.	1,559	43
*	Supertex, Inc.	985	22
*	Symmetricom, Inc.	3,327	19
*	Synaptics, Inc.	2,613	73
*	SYNNEX Corp.	1,782	50
*	Take-Two Interactive Software, Inc.	6,444	65
*	Taleo Corp. - Class A	3,034	88
	Technitrol, Inc.	3,145	14
*	Tekelec	5,191	67

Index 600 Stock Portfolio

	Common Stocks (87.6%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	TeleTech Holdings, Inc.	2,236	33
*	Tessera Technologies, Inc.	3,810	70
*	THQ, Inc.	5,138	21
*	Tollgrade Communications, Inc.	790	6
*	TriQuint Semiconductor, Inc.	11,800	113
*	TTM Technologies, Inc.	3,278	32
*	Tyler Technologies, Inc.	2,050	41
*	Ultratech, Inc.	1,833	31
	United Online, Inc.	6,623	38
*	Varian Semiconductor Equipment Associates, Inc.	5,673	163
*	Veeco Instruments, Inc.	3,100	108
*	ViaSat, Inc.	3,074	126
*	Volterra Semiconductor Corp.	2,038	44
*	Websense, Inc.	3,220	57
*	Wright Express Corp.	2,901	104

	Total		5,932

	Materials (3.6%)
	A. Schulman, Inc.	2,387	48
*	A.M. Castle & Co.	1,271	17
	AMCOL International Corp.	1,907	50
	American Vanguard Corp.	1,619	10
	Arch Chemicals, Inc.	1,905	67
	Balchem Corp.	2,148	66
*	Brush Engineered Materials, Inc.	1,543	44
	Buckeye Technologies, Inc.	2,984	44
*	Calgon Carbon Corp.	4,259	62
*	Century Aluminum Co.	4,290	56
*	Clearwater Paper Corp.	870	66
	Deltic Timber Corp.	815	37
	Eagle Materials, Inc.	3,348	79
	H.B. Fuller Co.	3,713	74
*	Headwaters, Inc.	4,583	16
	Kaiser Aluminum Corp.	1,121	48
*	LSB Industries, Inc.	1,232	23
	Myers Industries, Inc.	2,678	23
	Neenah Paper, Inc.	1,119	17
	Olympic Steel, Inc.	694	16
*	OM Group, Inc.	2,340	70
*	Penford Corp.	862	4

	Common Stocks (87.6%)	Shares/ $ Par	Value $ (000’s)

	Materials continued
*	PolyOne Corp.	7,058	85
	Quaker Chemical Corp.	854	28
*	RTI International Metals, Inc.	2,281	70
	Schweitzer-Mauduit International, Inc.	1,392	81
	Stepan Co.	587	35
	Texas Industries, Inc.	2,108	66
*	Wausau Paper Corp.	3,717	31
	Zep, Inc.	1,647	29

	Total		1,362

	Other Holdings (2.5%)
	iShares S&P SmallCap 600 Index Fund	15,991	945

	Total		945

	Telecommunication Services (0.4%)
*	Cbeyond, Inc.	2,337	30
*	General Communication, Inc. - Class A	3,430	34
*	Neutral Tandem, Inc.	2,506	30
	NTELOS Holdings Corp.	2,245	38
	USA Mobility, Inc.	1,673	27

	Total		159

	Utilities (3.4%)
	ALLETE, Inc.	2,354	86
	American States Water Co.	1,410	50
	Avista Corp.	4,198	88
	Central Vermont Public Service Corp.	949	19
	CH Energy Group, Inc.	1,200	53
*	El Paso Electric Co.	3,300	78
	The Laclede Group, Inc.	1,690	58
	New Jersey Resources Corp.	3,125	123
	Northwest Natural Gas Co.	2,015	96
	NorthWestern Corp.	2,744	78
	Piedmont Natural Gas Co., Inc.	5,468	159
	South Jersey Industries, Inc.	2,265	112
	Southwest Gas Corp.	3,446	116
	UIL Holdings Corp.	2,281	64
	Unisource Energy Corp.	2,755	92

	Total		1,272

	Total Common Stocks (Cost: $34,300)		33,126

Short-Term Investments (9.8%)	Shares/ $ Par	Value $ (000’s)

Finance Services (4.2%)
Alpine Securitization, 0.23%, 10/13/10	800,000	800
Liberty Street Funding LLC, 0.22%, 10/15/10	800,000	800

Total		1,600

Personal Credit Institutions (1.9%)
Old Line Funding LLC, 0.20%, 10/1/10	700,000	700

Total		700

Short Term Business Credit (3.7%)
Atlantic Asset Securitization LLC, 0.23%, 10/7/10	600,000	600
Falcon Asset Securitization Co. LLC, 0.23%, 10/25/10	800,000	800

Total		1,400

Total Short-Term Investments
(Cost: $3,700)		3,700

Total Investments (97.4%)
(Cost: $38,000)(a)		36,826

Other Assets, Less Liabilities (2.6%)		979

Net Assets (100.0%)		37,805

Index 600 Stock Portfolio

*	Non-Income Producing

(a)	At September 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $38,000 and the net unrealized depreciation of investments based on that cost was $1,174 which is comprised of $3,458 aggregate gross unrealized appreciation and $4,632 aggregate gross unrealized depreciation.

(j)	Swap agreements outstanding on September 30, 2010.

Total Return Swaps

Counterparty	Reference	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)

JPMorgan Chase Bank, N.A.	S&P SmallCap 600 Index	1-Month USD LIBOR - 10 Basis Points (Bps)	S&P SmallCap 600 Index Total Return	11/10	4,210	$480

						$480

(k)	Cash with an aggregate value of $620 (in thousands) has been pledged as collateral for swap contracts outstanding on September 30, 2010.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2010.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Domestic Common Stocks	$33,126	$-	$-
Short-Term Investments	-	3,700	-
Other Financial Instruments^	-	480	-

Total	$33,126	$4,180	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Small Cap Value Portfolio

Schedule of Investments

September 30, 2010 (unaudited)

	Common Stocks (97.3%)	Shares/ $ Par	Value $ (000's)

	Consumer Discretionary (10.9%)
	Aaron’s, Inc.	314,000	5,793
	Aaron’s, Inc. - Class A	4,500	83
*	Ascent Media Corp. - Class A	41,800	1,116
	Brunswick Corp.	49,200	749
*	Corinthian Colleges, Inc.	54,700	384
	CSS Industries, Inc.	66,200	1,145
*	Culp, Inc.	72,000	706
*	Drew Industries, Inc.	123,600	2,578
	Ethan Allen Interiors, Inc.	45,900	801
	Fred’s, Inc. - Class A	118,800	1,402
	Haverty Furniture Cos., Inc.	143,600	1,567
*	M/I Homes, Inc.	69,100	717
*	MarineMax, Inc.	114,000	803
	Matthews International Corp. - Class A	104,400	3,692
	The Men’s Wearhouse, Inc.	99,600	2,369
*	Meritage Homes Corp.	114,000	2,237
*	Orient-Express Hotels, Ltd. - Class A	239,000	2,665
	Pool Corp.	99,525	1,997
*	Saga Communications, Inc. - Class A	35,200	715
*	Stanley Furniture Co., Inc.	84,100	289
*	Stein Mart, Inc.	216,000	1,907
*	Winnebago Industries, Inc.	153,400	1,598

	Total		35,313

	Consumer Staples (1.1%)
*	Alliance One International, Inc.	280,400	1,164
	Nash Finch Co.	58,100	2,471

	Total		3,635

	Energy (7.8%)
*	Atwood Oceanics, Inc.	44,000	1,340
	CARBO Ceramics, Inc.	38,400	3,110
*	Cloud Peak Energy, Inc.	54,200	989
*	Forest Oil Corp.	69,650	2,069
*	Hercules Offshore, Inc.	148,100	392
*	Northern Oil and Gas, Inc.	79,800	1,352
*	Oasis Petroleum, Inc.	145,000	2,809
	Penn Virginia Corp.	155,300	2,491
*	Swift Energy Co.	11,000	309
*	TETRA Technologies, Inc.	197,700	2,016
*	Union Drilling, Inc.	68,900	309
*	Whiting Petroleum Corp.	82,552	7,885

	Total		25,071

	Financials (22.6%)
	Acadia Realty Trust	76,000	1,444
	Alterra Capital Holdings, Ltd.	118,600	2,362
	Ares Capital Corp.	276,600	4,329

	Common Stocks (97.3%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	CBL & Associates Properties, Inc.	320,900	4,191
	Cedar Shopping Centers, Inc.	147,000	894
	Central Fund of Canada, Ltd. - Class A	155,200	2,578
	Columbia Banking System, Inc.	66,400	1,305
	Compass Diversified Holdings	129,500	2,093
	East West Bancorp, Inc.	190,300	3,098
	Employers Holdings, Inc.	65,700	1,036
	First Opportunity Fund, Inc.	161,000	1,051
	First Potomac Realty Trust	116,600	1,749
	Glacier Bancorp, Inc.	175,800	2,567
	Hatteras Financial Corp.	75,000	2,135
	Hercules Technology Growth Capital, Inc.	171,900	1,738
	Home Bancshares, Inc.	113,620	2,309
	JMP Group, Inc.	87,800	535
	Kilroy Realty Corp.	110,600	3,665
	Kohlberg Capital Corp.	162,050	1,084
	LaSalle Hotel Properties	132,200	3,092
*	Markel Corp.	5,900	2,033
	National Interstate Corp.	96,000	2,090
	Parkway Properties, Inc.	53,400	790
*	Piper Jaffray Cos., Inc.	34,800	1,014
	Potlatch Corp.	78,300	2,662
*	ProAssurance Corp.	104,200	6,001
	Redwood Trust, Inc.	125,500	1,815
*	Signature Bank	49,200	1,911
*	Stifel Financial Corp.	54,500	2,523
*	SVB Financial Group	96,900	4,101
	Washington Real Estate Investment Trust	70,300	2,230
	Wintrust Financial Corp.	84,500	2,739

	Total		73,164

	Health Care (5.9%)
*	Accelrys, Inc.	92,974	647
	Analogic Corp.	32,300	1,450
*	AngioDynamics, Inc.	92,200	1,405
*	Exelixis, Inc.	223,200	875
	Landauer, Inc.	32,300	2,023
	National Healthcare Corp.	56,200	2,083
	Owens & Minor, Inc.	191,350	5,446
*	Quidel Corp.	93,300	1,025
*	Triple-S Management Corp. - Class B	86,100	1,451
	West Pharmaceutical Services, Inc.	77,000	2,642

	Total		19,047

	Industrials (24.8%)
*	Alaska Air Group, Inc.	80,400	4,103
	Ameron International Corp.	39,300	2,671

	Common Stocks (97.3%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
*	Astec Industries, Inc.	44,100	1,258
*	Beacon Roofing Supply, Inc.	268,000	3,905
	Belden, Inc.	92,400	2,437
	Cascade Corp.	44,400	1,412
	CIRCOR International, Inc.	58,800	1,858
	Comfort Systems USA, Inc.	119,000	1,277
*	Dolan Co.	64,000	728
	Franklin Electric Co., Inc.	24,000	796
*	FTI Consulting, Inc.	64,600	2,241
	G & K Services, Inc. - Class A	77,000	1,760
*	Genesee & Wyoming, Inc. - Class A	117,300	5,089
*	Gibraltar Industries, Inc.	131,000	1,176
	IDEX Corp.	99,500	3,533
*	Insituform Technologies, Inc. - Class A	140,600	3,400
	Kaman Corp.	62,700	1,643
*	Kirby Corp.	116,800	4,679
*	Kratos Defense & Security Solutions, Inc.	37,010	394
	Landstar System, Inc.	158,200	6,110
	McGrath Rentcorp	150,800	3,612
	Mine Safety Appliances Co.	57,000	1,545
*	Navigant Consulting, Inc.	165,500	1,925
	Nordson Corp.	75,600	5,571
*	On Assignment, Inc.	224,000	1,176
	Robbins & Myers, Inc.	97,300	2,606
*	Sterling Construction Co., Inc.	40,600	502
	Universal Forest Products, Inc.	64,000	1,872
	UTI Worldwide, Inc.	157,820	2,538
*	Waste Connections, Inc.	95,100	3,772
	Woodward Governor Co.	145,500	4,717

	Total		80,306

	Information Technology (9.2%)
*	Advanced Energy Industries, Inc.	139,600	1,823
*	ATMI, Inc.	65,400	972
*	Brooks Automation, Inc.	166,387	1,117
*	Cabot Microelectronics Corp.	32,200	1,036
	Electro Rent Corp.	160,500	2,131
*	Ixia	210,300	2,608
*	Littelfuse, Inc.	66,600	2,910
	Methode Electronics, Inc. - Class A	55,400	503
*	Microsemi Corp.	106,600	1,828
*	Newport Corp.	97,200	1,102
*	Progress Software Corp.	120,400	3,985

Small Cap Value Portfolio

	Common Stocks (97.3%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Sonus Networks, Inc.	464,500	1,640
*	StarTek, Inc.	123,000	514
*	SYNNEX Corp.	82,500	2,322
*	Teradyne, Inc.	188,000	2,094
*	Websense, Inc.	106,600	1,891
*	Xyratex, Ltd.	92,300	1,370

	Total		29,846

	Materials (9.4%)

	AMCOL International Corp.	68,000	1,781
	American Vanguard Corp.	120,300	743
	AptarGroup, Inc.	112,200	5,124
	Arch Chemicals, Inc.	87,300	3,063
	Carpenter Technology Corp.	77,600	2,616
*	Clearwater Paper Corp.	41,200	3,135
	Deltic Timber Corp.	54,800	2,455
*	Innospec, Inc.	129,400	1,971
	Minerals Technologies, Inc.	30,500	1,797
	Myers Industries, Inc.	180,700	1,552
	Royal Gold, Inc.	49,486	2,466
	Sims Metal Management, Ltd., ADR	138,740	2,359
*	Wausau Paper Corp.	168,700	1,399

	Total		30,461

	Other Holdings (0.8%)

	iShares Russell 2000 Value Index Fund	39,100	2,420

	Total		2,420

	Telecommunication Services (0.5%)

*	Premiere Global Services, Inc.	207,900	1,472

	Total		1,472

	Utilities (4.3%)

	Black Hills Corp.	59,267	1,849
	Cleco Corp.	109,400	3,240
*	El Paso Electric Co.	132,400	3,149

Common Stocks (97.3%)	Shares/ $ Par	Value $ (000’s)

Utilities continued
The Empire District Electric Co.	33,000	665
NorthWestern Corp.	44,400	1,265
Southwest Gas Corp.	73,200	2,459
Vectren Corp.	51,400	1,330

Total		13,957

Total Common Stocks
(Cost: $285,689)		314,692

Preferred Stocks (1.1%)

Federal Savings Institutions (0.5%)

East West Bancorp, Inc., 8.00%, 12/31/49	1,359	1,717

Total		1,717

Finance Services (0.6%)
Assured Guaranty, Ltd., 8.50%, 6/1/14	25,200	1,814

Total		1,814

Oil and Gas (0.0%)

Whiting Petroleum Corp., 6.25%, 12/31/49	265	61

Total		61

Total Preferred Stocks (Cost: $2,647)		3,592

Short-Term Investments (1.5%)

Other Holdings (1.5%)

T. Rowe Price Reserve Investment Fund	4,982,408	4,982

Total Short-Term Investments (Cost: $4,982)		4,982

Total Investments (99.9%) (Cost: $293,318)(a)		323,266

Other Assets, Less Liabilities (0.1%)		169

Net Assets (100.0%)		323,435

Small Cap Value Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $293,318 and the net unrealized appreciation of investments based on that cost was $29,948 which is comprised of $63,979 aggregate gross unrealized appreciation and $34,031 aggregate gross unrealized depreciation.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2010.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Domestic Common Stocks	$314,692	$-	$-
Preferred Stocks	3,592	-	-
Short-Term Investments	-	4,982	-
Other Financial Instruments^	-	-	-

Total	$318,284	$4,982	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On September 30, 2010, this Portfolio did not hold any derivative instruments.

International Growth Portfolio

Schedule of Investments

September 30, 2010 (unaudited)

	Foreign Common Stocks (98.9%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (12.7%)
*	Daimler AG	Germany	71,796	4,547
	Fast Retailing Co., Ltd.	Japan	27,400	3,860
	Industria de Diseno Textil SA	Spain	42,533	3,379
	Isuzu Motors, Ltd.	Japan	1,222,000	4,713
	Jupiter Telecommunications Co., Ltd.	Japan	2,505	2,701
*	Kabel Deutschland Holding AG	Germany	36,760	1,458
	Li & Fung, Ltd.	Hong Kong	1,370,000	7,743
	WPP PLC	Ireland	377,039	4,173
	Yamada Denki Co., Ltd.	Japan	42,020	2,607

	Total			35,181

	Consumer Staples (9.2%)
	Anheuser-Busch InBev NV	Belgium	48,880	2,875
	British American Tobacco PLC	United Kingdom	151,900	5,666
	Danone SA	France	67,301	4,025
	Japan Tobacco, Inc.	Japan	1,139	3,792
	Olam International, Ltd.	Singapore	1,451,000	3,597
	Reckitt Benckiser Group PLC	United Kingdom	74,885	4,118
	Sugi Holdings Co., Ltd.	Japan	62,900	1,420

	Total			25,493

	Energy (11.7%)
	AMEC PLC	United Kingdom	309,162	4,789
	BG Group PLC	United Kingdom	229,247	4,028
*	Cairn Energy PLC	United Kingdom	509,532	3,631
	Petrofac, Ltd.	United Kingdom	71,054	1,533
	Petroleo Brasileiro SA, ADR	Brazil	163,805	5,941
	Reliance Industries, Ltd.	India	110,947	2,438
	Royal Dutch Shell PLC	Netherlands	159,649	4,829
	Total SA	France	103,640	5,341

	Total			32,530

	Financials (25.5%)
	Australia & New Zealand Banking Group, Ltd.	Australia	97,273	2,226
	Banco Bilbao Vizcaya Argentaria SA	Spain	254,210	3,433
	Banco do Brasil SA	Brazil	159,900	3,036
	Banco Santander Brasil SA	Brazil	102,700	1,384
	Barclays PLC	United Kingdom	546,048	2,570
	BM&F BOVESPA SA	Brazil	167,800	1,403
	BNP Paribas	France	39,445	2,805
	Capitaland, Ltd.	Singapore	951,000	2,936
	Credit Suisse Group AG	Switzerland	94,094	4,022
	DBS Group Holdings, Ltd.	Singapore	514,000	5,503
	Hang Lung Properties, Ltd.	Hong Kong	1,843,000	8,967
	Hang Seng Bank, Ltd.	Hong Kong	93,800	1,379
	HSBC Holdings PLC	United Kingdom	525,993	5,330
*	ING Groep NV	Netherlands	354,280	3,676
*	Lloyds Banking Group PLC	United Kingdom	2,658,001	3,095
	Prudential PLC	United Kingdom	577,545	5,775

	Foreign Common Stocks (98.9%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Standard Chartered PLC	United Kingdom	98,093	2,814
*	UBS AG	Switzerland	151,586	2,573
	Unibail-Rodamco SE	France	23,065	5,114
	Zurich Financial Services AG	Switzerland	11,700	2,742

	Total			70,783

	Health Care (6.0%)
	Novartis AG	Switzerland	78,934	4,527
	Olympus Corp.	Japan	140,000	3,666
	Roche Holding AG	Switzerland	25,270	3,451
	Teva Pharmaceutical Industries, Ltd., ADR	Israel	94,470	4,983

	Total			16,627

	Industrials (12.0%)
	Adani Enterprises, Ltd.	India	108,930	1,629
	Aggreko PLC	United Kingdom	123,382	3,043
	BAE Systems PLC	United Kingdom	624,138	3,356
	Canadian National Railway Co.	Canada	51,554	3,297
*	Deutsche Lufthansa AG	Germany	260,160	4,782
	Fanuc, Ltd.	Japan	43,300	5,514
	Kuehne + Nagel International AG	Switzerland	50,787	6,099
	Prysmian SpA	Italy	156,383	2,857
	Ryanair Holdings PLC, ADR	Ireland	87,820	2,706

	Total			33,283

	Information Technology (7.9%)
	ARM Holdings PLC	United Kingdom	418,380	2,578
	ASML Holding NV	Netherlands	89,938	2,686
	Hirose Electric Co., Ltd.	Japan	45,300	4,564
	Keyence Corp.	Japan	19,000	4,133
	Nintendo Co., Ltd.	Japan	8,600	2,149
*	Research In Motion, Ltd.	Canada	72,050	3,508
	Yahoo! Japan Corp.	Japan	6,792	2,346

	Total			21,964

	Materials (8.5%)
	ArcelorMittal	Luxembourg	103,583	3,412
	BHP Billiton, Ltd.	Australia	169,164	6,362
	Huabao International Holdings, Ltd.	Hong Kong	2,034,000	3,193
	K+S AG	Germany	52,413	3,138
	Linde AG	Germany	23,197	3,019
	Syngenta AG	Switzerland	18,374	4,566

	Total			23,690

	Telecommunication Services (3.2%)
	Telstra Corp., Ltd.	Australia	1,205,173	3,052
	Vodafone Group PLC	United Kingdom	2,409,836	5,947

	Total			8,999

International Growth Portfolio

Foreign Common Stocks (98.9%)	Country	Shares/ $ Par	Value $ (000’s)

Utilities (2.2%)
Fortum OYJ	Finland	230,880	6,040
Total			6,040

Total Foreign Common Stocks (Cost: $252,514)			274,590

Short-Term Investments (0.8%)

Federal Government & Agencies (0.8%)

Federal Home Loan Bank, 0.01%, 10/1/10	United States	2,100,000	2,100

Total			2,100

Total Short-Term Investments (Cost: $2,100)			2,100

Total Investments (99.7%) (Cost: $254,614)(a)			276,690

Other Assets, Less Liabilities (0.3%)			749

Net Assets (100.0%)			277,439

International Growth Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $254,614 and the net unrealized appreciation of investments based on that cost was $22,076 which is comprised of $24,771 aggregate gross unrealized appreciation and $2,695 aggregate gross unrealized depreciation.

Investments Percentage by Country is based on Net Assets:
United Kingdom	21.0%
Japan	14.9%
Switzerland	10.1%
Hong Kong	7.7%
France	6.2%
Germany	6.1%
Other	34.0%

Total	100.0%

(h)	Forward foreign currency contracts outstanding on September 30, 2010.

Type	CounterParty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)

Buy	HSBC Bank	JPY	680,000	10/10	$64	$-	$64
Sell	HSBC Bank	JPY	680,000	10/10	-	(178)	(178)

					$64	$(178)	$(114)

JPY — Japanese Yen

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2010.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Foreign Common Stocks	$274,590	$-	$-
Short-Term Investments	-	2,100	-
Other Financial Instruments^	-	-	-

Total	$274,590	$2,100	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On September 30, 2010, this Portfolio did not hold any derivative instruments.

Research International Core Portfolio

Schedule of Investments

September 30, 2010 (unaudited)

	Foreign Common Stocks (98.4%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (9.4%)

	Bayerische Motoren Werke (BMW) AG	Germany	10,460	734
	Bridgestone Corp.	Japan	28,600	521
	Esprit Holdings, Ltd.	Hong Kong	92,875	503
	Inditex SA	Spain	8,560	680
	Li & Fung, Ltd.	Bermuda	52,000	294
	LVMH Moet Hennessy Louis Vuitton SA	France	8,010	1,175
	Mitsubishi Corp.	Japan	23,800	565
	Publicis Groupe SA	France	9,850	468
*	Urbi Desarrollos Urbanos SAB de CV	Mexico	54,570	114
	WPP PLC	Ireland	42,763	473

	Total			5,527

	Consumer Staples (10.0%)

	DANONE SA	France	15,085	902
	Heineken NV	Netherlands	14,440	749
	Japan Tobacco, Inc.	Japan	124	413
	Kimberly-Clark de Mexico SAB de CV - Class A	Mexico	29,650	190
	Lawson, Inc.	Japan	14,500	665
	Nestle SA	Switzerland	33,695	1,795
	Reckitt Benckiser Group PLC	United Kingdom	12,950	712
	Tesco PLC	United Kingdom	67,910	452

	Total			5,878

	Energy (7.9%)

	BG Group PLC	United Kingdom	36,880	648
	BP PLC	United Kingdom	131,430	883
	China Petroleum & Chemical Corp. - Class H	China	454,000	403
	CNOOC, Ltd.	Hong Kong	96,000	186
	INPEX Corp.	Japan	93	438
	Royal Dutch Shell PLC - Class A	United Kingdom	50,830	1,530
	Schlumberger, Ltd.	Netherlands	6,820	420
	Tullow Oil PLC	United Kingdom	4,356	87

	Total			4,595

	Financials (24.3%)

	Aberdeen Asset Management PLC	United Kingdom	112,080	283
	Aeon Credit Service Co., Ltd.	Japan	30,400	327
	Amlin PLC	United Kingdom	18,267	115
	Banco Santander Brasil SA, ADR	Brazil	42,510	585
	Bank of China, Ltd.	China	717,000	378
	Barclays PLC	United Kingdom	148,480	699
	BM&F BOVESPA SA	Brazil	41,600	348
	BNP Paribas	France	18,789	1,336
	BOC Hong Kong Holdings, Ltd.	Hong Kong	124,500	394
	China Construction Bank Corp. - Class H	China	606,000	531

	Foreign Common Stocks (98.4%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	China Pacific Insurance Group Co., Ltd. - Class H	China	93,600	351
	Commonwealth Bank of Australia	Australia	14,660	725
	Credit Suisse Group AG	Switzerland	16,240	694
	Deutsche Boerse AG	Germany	6,790	453
	HDFC Bank, Ltd., ADR	India	3,240	597
	Hiscox, Ltd.	Bermuda	42,051	230
	Hong Kong Exchanges and Clearing, Ltd.	Hong Kong	30,000	591
	HSBC Holdings PLC	United Kingdom	154,944	1,570
	ICICI Bank, Ltd.	India	25,965	646
	ICICI Bank, Ltd., ADR	India	2,520	126
*	ING Groep NV	Netherlands	75,290	781
	Julius Baer Group, Ltd.	Switzerland	5,302	193
*	KBC Groep NV	Belgium	5,384	242
	Nomura Holdings, Inc.	Japan	55,800	270
*	SNS REAAL NV	Netherlands	50,750	208
	Sumitomo Mitsui Financial Group, Inc.	Japan	22,600	658
	Swiss Reinsurance Co., Ltd.	Switzerland	9,230	405
	Zurich Financial Services AG	Switzerland	2,110	495

	Total			14,231

	Health Care (8.5%)

	Bayer AG	Germany	10,107	705
	Diagnosticos da America SA	Brazil	22,800	275
	Miraca Holdings, Inc.	Japan	13,200	467
	Rhoen-Klinikum AG	Germany	20,670	456
	Roche Holding AG	Switzerland	9,010	1,231
	Sanofi-Aventis	France	14,940	995
	Santen Pharmaceutical Co., Ltd.	Japan	13,300	461
	Synthes, Inc.	United States	3,330	385

	Total			4,975

	Industrials (12.4%)

	BEML, Ltd.	India	6,960	169
	Downer EDI, Ltd.	Australia	26,550	126
	East Japan Railway Co.	Japan	9,300	561
	Geberit AG	Switzerland	1,480	264
	Glory, Ltd.	Japan	19,500	476
	Hutchison Whampoa, Ltd.	Hong Kong	99,000	923
	JGC Corp.	Japan	28,000	486
	Keppel Corp., Ltd.	Singapore	74,000	505
	Kone Oyj - Class B	Finland	1,037	54
	Legrand SA	France	3,990	135
	MAN SE	Germany	8,215	895
	Outotec OYJ	Finland	477	20
	Schindler Holding AG	Switzerland	800	86
	Schneider Electric SA	France	5,840	741
	Siemens AG	Germany	10,540	1,113
	Sinotruk Hong Kong, Ltd.	Hong Kong	102,000	104
	Yamato Holdings Co., Ltd.	Japan	48,800	590

	Total			7,248

Research International Core Portfolio

	Foreign Common Stocks (98.4%)	Country	Shares/ $ Par	Value $ (000’s)

	Information Technology (6.6%)
	Acer, Inc.	Taiwan	290,697	739
*	Cognizant Technology Solutions Corp.	United States	4,980	321
	Dassault Systemes SA	France	3,980	293
	Konica Minolta Holdings, Inc.	Japan	70,500	687
	Nokia Corp.	Finland	10,020	101
	Nomura Research Institute, Ltd.	Japan	14,700	276
	Ricoh Co., Ltd.	Japan	16,000	225
	Samsung Electronics Co., Ltd.	South Korea	814	555
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	101,189	201
	Telefonaktiebolaget LM Ericsson - Class B	Sweden	41,110	451

	Total			3,849

	Materials (9.2%)

	Akzo Nobel NV	Netherlands	15,900	981
	BHP Billiton PLC	United Kingdom	36,090	1,148
	Cheung Kong Infrastructure Holdings, Ltd.	Hong Kong	37,000	147
*	Iluka Resources, Ltd.	Australia	70,510	409
	Linde AG	Germany	7,440	968
	Monsanto Co.	United States	3,090	148
	Newcrest Mining, Ltd.	Australia	11,694	448
	Nufarm, Ltd.	Australia	55,545	194
	Symrise AG	Germany	8,203	228
	Teck Resources, Ltd. - Class B	Canada	16,820	692

	Total			5,363

	Foreign Common Stocks (98.4%)	Country	Shares/ $ Par	Value $ (000’s)

	Telecommunication Services (5.7%)

	Cellcom Israel, Ltd.	Israel	6,830	207
	China Unicom Hong Kong, Ltd.	China	180,000	263
	KDDI Corp.	Japan	72	345
	Koninklijke KPN NV	Netherlands	49,120	760
*	PT XL Axiata Tbk	Indonesia	201,500	122
	Telecom Italia S.p.A.	Italy	141,560	198
	Telecom Italia S.p.A. - Rights	Italy	87,340	98
	Vivo Participacoes SA, ADR	Brazil	7,560	205
	Vodafone Group PLC	United Kingdom	466,760	1,152

	Total			3,350

	Utilities (4.4%)

	CEZ AS	Czech Republic	6,250	280
	E.ON AG	Germany	11,793	348
	EDP - Energias de Portugal SA	Portugal	135,960	466
	Fortum OYJ	Finland	11,660	305
	Red Electrica Corp. SA	Spain	6,153	289
	Tokyo Gas Co., Ltd.	Japan	136,000	617
	Tractebel Energia SA	Brazil	17,770	266

	Total			2,571

	Total Foreign Common Stocks (Cost: $52,867)			57,587

	Total Investments (98.4%)
	(Cost: $52,867)(a)			57,587

	Other Assets, Less
	Liabilities (1.6%)			962

	Net Assets (100.0%)			58,549

Research International Core Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $52,867 and the net unrealized appreciation of investments based on that cost was $4,720 which is comprised of $6,902 aggregate gross unrealized appreciation and $2,182 aggregate gross unrealized depreciation.

Investments Percentage by Country is based on Net Assets:
United Kingdom	15.8%
Japan	15.5%
France	10.3%
Germany	10.1%
Switzerland	8.8%
Netherlands	6.7%
Other	32.8%

Total	100.0%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2010.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 – Significant Unobservable Inputs

		(Amounts in thousands	)

Assets:

Foreign Common Stocks	$57,587	$-		$-

Other Financial Instruments^	-	-		-

Total	$57,587	$-		$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On September 30, 2010, this Portfolio did not hold any derivative instruments.

International Equity Portfolio

Schedule of Investments

September 30, 2010 (unaudited)

	Foreign Common Stocks (93.0%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (10.2%)

	Bayerische Motoren Werke (BMW) AG	Germany	273,130	19,153
	British Sky Broadcasting Group PLC	United Kingdom	1,864,690	20,666
	Cie Generale des Etablissements Michelin - Class B	France	260,200	19,797
*	Cie Generale des Etablissements Michelin - Rights	France	260,200	727
	Hyundai Motor Co.	South Korea	123,810	16,613
	Kingfisher PLC	United Kingdom	3,825,490	14,074
	Marks & Spencer Group PLC	United Kingdom	1,142,320	6,964
	Pearson PLC	United Kingdom	697,770	10,802
	Sony Corp.	Japan	323,400	9,999
	Vivendi	France	547,770	14,972

	Total			133,767

	Consumer Staples (2.4%)

	Nestle SA	Switzerland	389,800	20,766
	Unilever PLC	United Kingdom	348,295	10,073

	Total			30,839

	Energy (8.5%)

	BP PLC	United Kingdom	1,866,830	12,546
	China Shenhua Energy Co., Ltd.	China	1,578,500	6,530
	ENI SPA	Italy	414,535	8,946
	Gazprom OAO, ADR	Russia	368,660	7,723
	Petroleo Brasileiro SA, ADR	Brazil	359,140	13,026
	Repsol YPF SA	Spain	493,680	12,716
	Royal Dutch Shell PLC - Class B	United Kingdom	704,315	20,546
	SBM Offshore NV	Netherlands	464,278	8,798
	Statoil ASA	Norway	466,740	9,738
	Total SA	France	205,958	10,615

	Total			111,184

	Financials (16.9%)

	ACE, Ltd.	Switzerland	234,580	13,664
	Aviva PLC	United Kingdom	1,859,380	11,651
	AXA SA	France	554,855	9,701
	Banco Santander SA	Spain	906,009	11,508
	Bangkok Bank Public Co., Ltd.	Thailand	2,570,000	13,676
	Cheung Kong Holdings, Ltd.	Hong Kong	1,035,000	15,674
	Credit Agricole SA	France	364,020	5,690
	DBS Group Holdings, Ltd.	Singapore	2,652,000	28,393
	Hana Financial Group, Inc.	South Korea	204,280	6,046
	HSBC Holdings PLC	United Kingdom	1,474,937	15,151
*	ING Groep NV	Netherlands	1,268,502	13,160
	KB Financial Group, Inc.	South Korea	244,095	10,490
	Mitsubishi UFJ Financial Group, Inc.	Japan	1,955,720	9,113
	Mitsubishi UFJ Financial Group, Inc., ADR	Japan	222,000	1,028

	Foreign Common Stocks (93.0%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Nomura Holdings, Inc.	Japan	332,400	1,609
	Shinhan Financial Group Co., Ltd.	South Korea	171,030	6,547
	Standard Chartered PLC	United Kingdom	370,360	10,624
	Swire Pacific, Ltd.	Hong Kong	1,276,500	17,554
	Swiss Reinsurance Co., Ltd.	Switzerland	319,952	14,030
	UniCredit SpA	Italy	2,143,121	5,472

	Total			220,781

	Health Care (8.9%)

*	Basilea Pharmaceutica AG	Switzerland	87,430	5,450
	Celesio AG	Germany	261,230	5,684
	GlaxoSmithKline PLC	United Kingdom	621,430	12,246
	Lonza Group AG	Switzerland	162,050	13,844
	Merck KGaA	Germany	192,990	16,212
	Novartis AG	Switzerland	424,920	24,367
	Roche Holding AG	Switzerland	90,390	12,345
	Sanofi-Aventis SA	France	259,555	17,294
	Takeda Pharmaceutical Co., Ltd.	Japan	208,500	9,578

	Total			117,020

	Industrials (14.8%)

	Alstom SA	France	102,790	5,243
	BAE Systems PLC	United Kingdom	3,411,020	18,342
*	British Airways PLC	United Kingdom	930,000	3,547
*	Deutsche Lufthansa AG	Germany	373,830	6,872
	Deutsche Post AG	Germany	935,380	16,966
*	Edenred	France	173,000	3,427
	Empresa Brasileira de Aeronautica SA, ADR	Brazil	416,340	11,820
	Hutchison Whampoa, Ltd.	Hong Kong	1,826,000	17,027
	ITOCHU Corp.	Japan	1,481,000	13,554
	Koninklijke Philips Electronics NV	Netherlands	449,135	14,116
	Mabuchi Motor Co., Ltd.	Japan	168,400	8,614
*	Rentokil Initial PLC	United Kingdom	2,672,940	4,325
	Rolls-Royce Group PLC	United Kingdom	1,916,990	18,174
	Shanghai Electric Group Co., Ltd.	China	31,604,000	17,515
	Siemens AG, ADR	Germany	199,230	20,999
	Smiths Group PLC	United Kingdom	320,326	6,134
*	Vestas Wind Systems A/S	Denmark	167,380	6,307

	Total			192,982

	Information Technology (10.4%)

*	Check Point Software Technologies, Ltd.	Israel	387,430	14,308
	Compal Electronics, Inc.	Taiwan	6,185,247	7,395
	FUJIFILM Holdings Corp.	Japan	159,300	5,276
	Lite-On Technology Corp.	Taiwan	3,502,639	4,417
	Nintendo Co., Ltd.	Japan	77,630	19,398

International Equity Portfolio

Foreign Common Stocks (93.0%)	Country	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Samsung Electronics Co., Ltd.	South Korea	35,970	24,511
SAP AG	Germany	549,400	27,176
Siliconware Precision Industries Co.	Taiwan	5,943,000	6,240
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	10,216,825	20,276
Telefonaktiebolaget LM Ericsson - Class B	Sweden	622,120	6,830

Total			135,827

Materials (2.6%)

Akzo Nobel NV	Netherlands	155,660	9,603
Vale SA, ADR	Brazil	881,000	24,448

Total			34,051

Telecommunication Services (14.8%)

China Mobile, Ltd.	Hong Kong	2,423,500	24,832
China Telecom Corp., Ltd.	China	49,406,000	27,158
Chunghwa Telecom Co., Ltd., ADR	Taiwan	208,500	4,675
France Telecom SA	France	756,770	16,352
KT Corp., ADR	South Korea	385,100	7,879
Nippon Telegraph & Telephone Corp.	Japan	193,000	8,427
Portugal Telecom SGPS SA	Portugal	632,670	8,444
Telefonica SA, ADR	Spain	395,838	29,351
Telekom Austria AG	Austria	85,800	1,291
Telenor ASA	Norway	1,208,610	18,927
Turkcell Iletisim Hizmetleri AS	Turkey	2,371,420	15,984
Vodafone Group PLC	United Kingdom	12,341,413	30,457

Total			193,777

Utilities (3.5%)

E.ON AG	Germany	440,100	12,977
Electricite de France SA	France	258,050	11,131
GDF Suez	France	300,594	10,761
Iberdrola SA	Spain	1,384,674	10,652

Total			45,521

Total Foreign Common Stocks (Cost: $1,077,084)			1,215,749

Short-Term Investments (8.2%)

Energy (0.5%)

Sempra Global, 0.33%, 10/7/10	United States	6,700,000	6,700

Total			6,700

Short-Term Investments (8.2%)	Country	Shares/ $ Par	Value $ (000’s)

Finance Lessors (0.8%)
Gemini Securitization Corp. LLC, 0.24%, 10/26/10	United States	10,000,000	9,998

Total			9,998

Finance Services (0.3%)

Liberty Street Funding LLC, 0.22%, 10/18/10	United States	3,300,000	3,300

Total			3,300

Food Processors (2.0%)

General Mills, Inc., 0.28%, 10/6/10	United States	10,000,000	10,000
Kellogg Co., 0.24%, 10/7/10	United States	1,775,000	1,775
Kellogg Co., 0.27%, 10/8/10	United States	15,000,000	14,999

Total			26,774

Personal Credit Institutions (1.4%)

Straight-A Funding LLC, 0.15%, 10/1/10	United States	8,600,000	8,600
Straight-A Funding LLC, 0.20%, 10/8/10	United States	9,925,000	9,924

Total			18,524

Short Term Business Credit (3.2%)

Atlantic Asset Securitization LLC, 0.19%, 10/1/10	United States	10,000,000	10,000
Atlantic Asset Securitization LLC, 0.23%, 10/7/10	United States	10,000,000	10,000
Atlantic Asset Securitization LLC, 0.24%, 10/15/10	United States	10,000,000	9,999
Ranger Funding Co., 0.23%, 10/1/10	United States	11,600,000	11,600

Total			41,599

Total Short-Term Investments (Cost: $106,895)			106,895

Total Investments (101.2%) (Cost: $1,183,979)(a)			1,322,644

Other Assets, Less Liabilities (-1.2%)			(15,703)

Net Assets (100.0%)			1,306,941

International Equity Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $1,183,979 and the net unrealized appreciation of investments based on that cost was $138,665 which is comprised of $252,778 aggregate gross unrealized appreciation and $114,113 aggregate gross unrealized depreciation.

Investments Percentage by Country is based on Net Assets:
United Kingdom	17.3%
Germany	9.6%
France	9.6%
Switzerland	8.0%
Japan	6.6%
Hong Kong	5.7%
South Korea	5.5%
Other	37.7%

Total	100.0%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2010.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:

Foreign Common Stocks	$1,215,749	$-	$-

Short-Term Investments	-	106,895	-

Other Financial Instruments^	-	-	-

Total	$1,215,749	$106,895	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On September 30, 2010, this Portfolio did not hold any derivative instruments.

Emerging Markets Equity Portfolio

Schedule of Investments

September 30, 2010 (unaudited)

	Foreign Common Stocks (98.7%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (11.6%)
	Anhanguera Educacional Participacoes SA	Brazil	49,000	869
	Companhia Hering	Brazil	13,200	568
*	Corporacion GEO SAB de CV - Series B	Mexico	110,140	315
	The Foschini, Ltd.	South Africa	15,316	182
	Genting Bhd	Malaysia	124,100	399
	Grupo Televisa SA, ADR	Mexico	24,198	458
*	Kroton Educacional SA	Brazil	56,201	498
	Lewis Group, Ltd.	South Africa	89,942	906
	Li & Fung, Ltd.	Hong Kong	276,000	1,560
*	Mando Corp.	South Korea	9,920	1,201
	Naspers, Ltd. - Class N	South Africa	32,437	1,586
*	NET Servicos de Comunicacao SA	Brazil	58,300	762
*	Sands China, Ltd.	Macau	818,400	1,470
	Stella International Holdings, Ltd.	Hong Kong	571,000	1,120
	Truworths International, Ltd.	South Africa	146,610	1,472
*	Urbi Desarrollos Urbanos SAB de CV	Mexico	160,534	336

	Total			13,702

	Consumer Staples (8.9%)
	BIM Birlesik Magazalar AS	Turkey	31,410	907
	Companhia de Bebidas das Americas, ADR	Brazil	5,908	731
	Dabur India, Ltd.	India	617,652	1,473
	Dairy Farm International Holdings, Ltd.	Hong Kong	65,700	499
	Grupo Continental SAB de CV	Mexico	191,780	555
	Hengan International Group Co., Ltd.	Hong Kong	99,500	1,003
	Kimberly-Clark de Mexico SAB de CV - Class A	Mexico	37,618	241
	KT&G Corp.	South Korea	15,891	948
	Massmart Holdings, Ltd.	South Africa	37,341	792
	Shinsegae Co., Ltd.	South Korea	3,642	1,920
	Shoprite Holdings, Ltd.	South Africa	55,628	790
	Tiger Brands, Ltd.	South Africa	24,822	675

	Total			10,534

	Energy (10.7%)
*	Bankers Petroleum, Ltd.	Canada	92,570	732
	China Shenhua Energy Co., Ltd.	China	236,500	978
	CNOOC, Ltd.	Hong Kong	643,000	1,248
	Gazprom OAO, ADR	Russia	86,957	1,822
	Inpex Corp.	Japan	149	701
	Lukoil OAO, ADR	Russia	25,721	1,458
	Petroleo Brasileiro SA, ADR	Brazil	68,324	2,478
	PTT Exploration & Production PCL	Thailand	120,700	612
	Reliance Industries, Ltd.	India	64,699	1,422
	Tenaris SA, ADR	Luxembourg	8,888	342

	Foreign Common Stocks (98.7%)	Country	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Tupras-Turkiye Petrol Rafinerileri AS	Turkey	31,005	836

	Total			12,629

	Financials (24.5%)
	Banco Compartamos SAB de CV	Mexico	52,100	332
	Banco Santander Brasil SA	Brazil	57,600	776
	Banco Santander Chile, ADR	Chile	3,776	365
	Bancolombia SA, ADR	Colombia	6,674	438
	Bank of China, Ltd.	China	2,764,000	1,457
	BM&F BOVESPA SA	Brazil	85,600	716
	Bolsa Mexicana de Valores SAB de CV	Mexico	165,900	277
	Brasil Brokers Participacoes SA	Brazil	151,700	672
	CETIP SA - Balcao Organizado de Ativos e Derivativos	Brazil	37,900	374
	China Construction Bank Corp.	China	2,508,000	2,198
	China Merchants Bank Co., Ltd.	China	68,198	176
	China Overseas Land & Investment, Ltd.	Hong Kong	402,000	851
	China Pacific Insurance Group Co., Ltd.	China	410,600	1,537
	Commercial International Bank Egypt SAE	Egypt	136,450	1,038
	Credicorp, Ltd.	Peru	4,011	457
	First Pacific Co., Ltd.	Hong Kong	2,008,000	1,825
	Hana Financial Group, Inc.	South Korea	38,780	1,148
	Hang Lung Properties, Ltd.	Hong Kong	180,000	876
	Hong Kong Exchanges and Clearing, Ltd.	Hong Kong	44,000	867
	Housing Development Finance Corp., Ltd.	India	122,777	1,993
	ICICI Bank, Ltd.	India	42,341	1,053
	Itau Unibanco Holding SA, ADR	Brazil	24,948	603
	Komercni Banka AS	Czech Republic	4,758	1,038
	LPS Brasil - Consultoria de Imoveis SA	Brazil	24,200	435
	Public Bank Bhd	Malaysia	506,200	2,040
	Samsung Fire & Marine Insurance Co., Ltd.	South Korea	5,776	988
	Standard Chartered PLC	United Kingdom	73,238	2,148
	Turkiye Garanti Bankasi AS	Turkey	415,903	2,415

	Total			29,093

	Health Care (3.6%)
	Diagnosticos da America SA	Brazil	79,700	961
	Fleury SA	Brazil	70,000	869
*	Genomma Lab Internacional SAB de CV - Class B	Mexico	423,100	812

Emerging Markets Equity Portfolio

	Foreign Common Stocks (98.7%)	Country	Shares/ $ Par	Value $ (000’s)

	Health Care continued
	Teva Pharmaceutical Industries, Ltd., ADR	Israel	31,954	1,686

	Total			4,328

	Industrials (1.8%)

	BEML, Ltd.	India	18,879	457
	Copa Holdings SA - Class A	Panama	6,376	344
	Sinotruk Hong Kong, Ltd.	China	847,000	862
*	TK Corp.	South Korea	20,002	515

	Total			2,178

	Information Technology (16.1%)

	Acer, Inc.	Taiwan	466,812	1,186
	Cielo SA	Brazil	53,340	464
	CSU Cardsystem SA	Brazil	157,789	755
	Hon Hai Precision Industry Co., Ltd.	Taiwan	371,568	1,397
	HTC Corp.	Taiwan	71,609	1,625
	Infosys Technologies, Ltd., ADR	India	42,273	2,845
*	NICE Systems, Ltd., ADR	Israel	17,218	539
	Redecard SA	Brazil	31,200	484
	Samsung Electronics Co., Ltd.	South Korea	6,464	4,405
	Seoul Semiconductor Co., Ltd.	South Korea	15,606	594
	Siliconware Precision Industries Co.	Taiwan	1,513,000	1,589
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	1,156,290	2,295
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	26,983	274
	Totvs SA	Brazil	5,800	445
	Universo Online SA	Brazil	35,700	205

	Total			19,102

	Materials (11.8%)

*	Anglo Platinum, Ltd.	South Africa	9,743	924
	Anhui Conch Cement Co., Ltd.	China	354,000	1,613
	Corporacion Moctezuma SAB de CV	Mexico	210,100	508
	Duratex SA	Brazil	31,086	337
	Formosa Plastics Corp.	Taiwan	370,000	908
	Gold Fields, Ltd.	South Africa	46,387	703
	Grupo Mexico SAB de CV - Series B	Mexico	157,280	453
	Maanshan Iron and Steel Co., Ltd.	China	800,000	501
	Magnitogorsk Iron & Steel Works	Russia	51,050	662
	Mexichem SAB de CV	Mexico	110,900	310
	Mining and Metallurgical Co. Norilsk Nickel, ADR	Russia	44,750	759
	Novolipetsk Steel	Russia	18,100	652
	POSCO	South Korea	1,485	672
	Steel Authority of India, Ltd.	India	351,691	1,597

	Foreign Common Stocks (98.7%)	Country	Shares/ $ Par	Value $ (000’s)

	Materials continued
	Suzano Papel e Celulose SA	Brazil	26,075	247
	Usinas Siderurgicas de Minas Gerais SA - Class A	Brazil	26,000	349
	Vale SA, ADR	Brazil	88,647	2,772

	Total			13,967

	Telecommunication Services (7.6%)

	America Movil SAB de CV - Series L, ADR	Mexico	31,930	1,703
	China Mobile, Ltd.	Hong Kong	92,000	943
	China Unicom Hong Kong, Ltd., ADR	China	80,251	1,168
	Empresa Nacional de Telecomunicaciones SA	Chile	24,691	401
	Mobile TeleSystems OAO, ADR	Russia	32,613	692
	MTN Group, Ltd.	South Africa	111,349	2,013
*	PT XL Axiata Tbk	Indonesia	2,860,500	1,731
	Vivo Participacoes SA, ADR	Brazil	14,395	391

	Total			9,042

	Utilities (2.1%)

	AES Tiete SA	Brazil	15,000	200
	CPFL Energia SA	Brazil	11,100	254
	Eletropaulo Metropolitana SA - Class B	Brazil	25,660	458
	Enersis SA, ADR	Chile	13,645	321
	Equatorial Energia SA	Brazil	23,400	142
	Manila Water Co., Inc.	Philippines	1,309,000	566
*	Redentor Energia SA	Brazil	24,000	110
	Tractebel Energia SA	Brazil	29,225	437

	Total			2,488

	Total Foreign Common Stocks (Cost: $95,038)			117,063

	Short-Term Investments (0.7%)

	Commercial Banks (0.7%)

	BNP Paribas Finance, Inc., 0.04%, 10/1/10	United States	782,000	782

	Total Short-Term Investments (Cost: $782)			782

	Total Investments (99.4%) (Cost: $95,820)(a)			117,845

	Other Assets, Less Liabilities (0.6%)			653

	Net Assets (100.0%)			118,498

Emerging Markets Equity Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $95,820 and the net unrealized appreciation of investments based on that cost was $22,025 which is comprised of $25,187 aggregate gross unrealized appreciation and $3,162 aggregate gross unrealized depreciation.

Investments Percentage by Country is based on Net Assets:
Brazil	16.3%
South Korea	10.5%
India	9.1%
Hong Kong	9.1%
China	8.9%
South Africa	8.5%
Taiwan	7.8%
Mexico	5.3%
Russia	5.1%
Other	19.4%

Total	100.0%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2010.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:

Foreign Common Stocks	$117,063	$-	$-

Short-Term Investments	-	782	-

Other Financial Instruments^	-	-	-

Total	$117,063	$782	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On September 30, 2010, this Portfolio did not hold any derivative instruments.

Money Market Portfolio

Schedule of Investments

September 30, 2010 (unaudited)

Money Market Investments (99.8%)	Shares/ $ Par	Value $ (000’s)

Asset-Backed Securities (0.5%)

Bank of America Auto Trust, Series 2010-1A, Class A1,
0.262%, 2/15/11 144A	186,527	187
Nissan Auto Lease Trust, Series 2010-A, Class A1,
0.561%, 6/15/11	1,966,476	1,966
Volkswagen Auto Loan Enhanced Trust, Series 2010-1, Class A1, 0.261%, 2/21/11	543,346	543

Total		2,696

Autos (7.6%)

American Honda Finance,
0.20%, 10/13/10	12,000,000	11,999
American Honda Finance,
0.26%, 12/16/10	6,500,000	6,497
Toyota Motor Credit Corp.,
0.213%, 8/22/11	10,500,000	10,500
Toyota Motor Credit Corp.,
0.31%, 10/25/10	10,000,000	9,998

Total		38,994

Beverage/Bottling (2.4%)

Coca-Cola Enterprises, Inc.,
1.024%, 5/6/11	12,295,000	12,340

Total		12,340

Commercial Banks Non-US (8.2%)

Barclays Bank PLC, 0.525%, 7/19/11	10,000,000	10,000
Barclays US Funding LLC, 0.45%, 10/19/10	5,000,000	4,999
HSBC Finance Corp., 0.22%, 10/8/10	6,000,000	6,000
HSBC Finance Corp., 0.22%, 10/14/10	6,000,000	5,999
Rabobank Nederland NV of NY, 0.444%, 8/8/11	15,000,000	15,000

Total		41,998

Commercial Banks US (2.0%)
Bank of America Corp., 0.19%, 10/4/10	10,100,000	10,100

Total		10,100

Conglomerate/Diversified Manufacturing (1.8%)

General Electric Co., 0.15%, 10/12/10	9,100,000	9,100

Total		9,100

Finance Lessors (4.0%)

Gemini Securitization Corp. LLC, 0.24%, 10/18/10	20,500,000	20,498

Total		20,498

Money Market Investments (99.8%)	Shares/ $ Par	Value $ (000’s)

Finance Services (14.7%)
Alpine Securitization, 0.23%, 10/6/10	10,700,000	10,700
Alpine Securitization, 0.23%, 10/7/10	9,700,000	9,699
Ciesco LLC, 0.38%, 11/17/10	20,000,000	19,990
Liberty Street Funding LLC, 0.23%, 10/1/10	13,000,000	13,000
Liberty Street Funding LLC, 0.25%, 11/12/10	7,500,000	7,498
Morgan Stanley, 0.775%, 1/18/11	14,800,000	14,797

Total		75,684

Government (22.4%)

US Treasury, 0.875%, 1/31/11	30,000,000	30,068
US Treasury, 0.875%, 3/31/11	30,000,000	30,108
US Treasury, 1.50%, 10/31/10	25,000,000	25,023
US Treasury, 4.375%, 12/15/10	30,000,000	30,249

Total		115,448

Information Technology (2.9%)

Google, Inc., 0.19%, 11/17/10	15,000,000	14,996

Total		14,996

Life Insurance (3.3%)

Mass Mutual Global Funding II, 0.518%, 4/21/11 144A	9,900,000	9,900
New York Life Global Funding, 0.259%, 4/1/11 144A	7,400,000	7,400

Total		17,300

Machinery (1.1%)

John Deere Capital Corp., 1.225%, 1/18/11	5,500,000	5,510

Total		5,510

Miscellaneous Business Credit Institutions (2.2%)
General Electric Capital Corp., 0.595%, 4/18/11	5,500,000	5,498
General Electric Capital Services, Inc., 0.23%, 11/26/10	5,900,000	5,898

Total		11,396

Personal Credit Institutions (11.5%)

Bryant Park Funding LLC,
0.23%, 10/15/10	10,500,000	10,499

Money Market Investments (99.8%)	Shares/ $ Par	Value $ (000’s)

Personal Credit Institutions continued
Bryant Park Funding LLC, 0.23%, 10/25/10	10,000,000	9,999
Old Line Funding LLC, 0.25%, 11/9/10	5,000,000	4,999
Straight-A Funding LLC, 0.20%, 10/26/10	7,000,000	6,999
Straight-A Funding LLC, 0.21%, 10/5/10	4,500,000	4,500
Straight-A Funding LLC, 0.25%, 10/20/10	4,000,000	4,000
Straight-A Funding LLC, 0.25%, 12/13/10	5,000,000	4,997
Thunder Bay Funding LLC, 0.25%, 11/3/10	6,700,000	6,698
Thunder Bay Funding LLC, 0.25%, 11/8/10	6,700,000	6,698

Total		59,389

Short Term Business Credit (15.2%)

Atlantic Asset Securitization LLC, 0.25%, 11/2/10	14,200,000	14,197
Atlantic Asset Securitization LLC, 0.26%, 10/25/10	6,200,000	6,199
Falcon Asset Securitization Co. LLC, 0.20%, 10/1/10	17,800,000	17,800
Ranger Funding Co. LLC, 0.24%, 10/26/10	10,000,000	9,998
Ranger Funding Co. LLC, 0.24%, 10/27/10	10,500,000	10,498
Sheffield Receivables, 0.25%, 11/22/10	19,400,000	19,393

Total		78,085

Total Money Market Investments
(Cost: $513,534)		513,534

Total Investments (99.8%) (Cost: $513,534)		513,534

Other Assets, Less Liabilities (0.2%)		1,000

Net Assets (100.0%)		514,534

Money Market Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010 the value of these securities (in thousands) was $17,487 representing 3.40% of the net assets.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument. For example, money market securities are generally valued using amortized cost, unless the current market value differs substantially from amortized cost. Generally, amortized cost approximates the current fair value of a security, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2010.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:

US Government & Agency Bonds	$-	$115,448	$-

Corporate Bonds	-	80,445	-

Structured Products	-	2,696	-

Commercial Paper	-	314,945	-

Other Financial Instruments^	-	-	-

Total	$-	$513,534	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On September 30, 2010, this Portfolio did not hold any derivative instruments.

Short-Term Bond Portfolio

Schedule of Investments

September 30, 2010 (unaudited)

Corporate Bonds (33.8%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (0.6%)

Boeing Capital Corp., 5.80%, 1/15/13	80,000	89
The Boeing Co., 1.875%, 11/20/12	170,000	173
General Dynamics Corp., 1.80%, 7/15/11	105,000	106
General Dynamics Corp., 5.25%, 2/1/14	135,000	152
Northrop Grumman Systems Corp., 7.125%, 2/15/11	250,000	256

Total		776

Auto Manufacturing (1.6%)

American Honda Finance Corp., 2.375%, 3/18/13 144A	50,000	51
American Honda Finance Corp., 2.50%, 9/21/15 144A	750,000	756
Daimler Finance North America LLC, 5.75%, 9/8/11	250,000	261
Hyundai Capital America, 3.75%, 4/6/16 144A	100,000	100
PACCAR Financial Corp., 1.95%, 12/17/12	155,000	158
PACCAR, Inc., 6.875%, 2/15/14	95,000	111
Toyota Motor Credit Corp., 3.20%, 6/17/15	200,000	212
Volkswagen International Finance NV, 1.625%, 8/12/13 144A	300,000	302

Total		1,951

Banking (12.4%)

ANZ National Int’l, Ltd./London, 2.375%, 12/21/12 144A	165,000	167
The Bank of New York Mellon Corp., 2.95%, 6/18/15	250,000	263
Bank of Nova Scotia, 3.40%, 1/22/15	250,000	267
Bank of Tokyo-Mitsubishi UFJ, Ltd., 3.85%, 1/22/15 144A	125,000	135
Barclays Bank PLC, 2.50%, 9/21/15 144A	750,000	754
BB&T Corp., 3.375%, 9/25/13	240,000	252

Corporate Bonds (33.8%)	Shares/ $ Par	Value $ (000’s)

Banking continued
BNP Paribas, 3.25%, 3/11/15	250,000	259
Canadian Imperial Bank of Commerce, 2.60%, 7/2/15 144A	600,000	624
Canadian Imperial Bank of Commerce/Canada, 1.45%, 9/13/13	160,000	161
Cie de Financement Foncier, 1.625%, 7/23/12 144A	1,000,000	1,004
Cie de Financement Foncier, 2.50%, 9/16/15 144A	1,000,000	1,006
Citigroup, Inc., 4.75%, 5/19/15	250,000	263
Citigroup, Inc., 6.50%, 8/19/13	200,000	221
Commonwealth Bank of Australia, 2.50%, 12/10/12 144A	1,000,000	1,039
Credit Suisse USA, Inc., 5.50%, 8/16/11	225,000	234
Deutsche Bank AG/London, 2.375%, 1/11/13	250,000	256
Eksportfinans ASA, 2.00%, 9/15/15	1,000,000	1,003
The Goldman Sachs Group, Inc., 3.70%, 8/1/15	180,000	184
HSBC Bank PLC, 3.50%, 6/28/15 144A	200,000	210
JPMorgan Chase & Co., 4.75%, 5/1/13	250,000	271
Morgan Stanley, 4.00%, 7/24/15	250,000	255
Morgan Stanley, 6.00%, 5/13/14	150,000	165
National Australia Bank, Ltd., 2.75%, 9/28/15 144A	250,000	251
Nationwide Building Society, 2.50%, 8/17/12 144A	1,200,000	1,232
Nordea Bank AB, 3.70%, 11/13/14 144A	250,000	264
PNC Funding Corp., 3.00%, 5/19/14	185,000	191
Regions Financial Corp., 4.875%, 4/26/13	100,000	101
Royal Bank of Canada, 2.625%, 12/15/15	250,000	259
The Royal Bank of Scotland PLC, 3.40%, 8/23/10	350,000	359

Corporate Bonds (33.8%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Santander US Debt SA Unipersonal, 3.724%, 1/20/15 144A	250,000	254
Standard Chartered PLC, 3.85%, 4/27/15 144A	160,000	167
Swedbank AB, 2.90%, 1/14/13 144A	2,000,000	2,077
The Toronto-Dominion Bank, 2.20%, 7/29/15 144A	625,000	633
U.S. Bancorp, 2.45%, 7/27/15	390,000	401
Westpac Banking Corp., 3.00%, 8/4/15	100,000	102

Total		15,284

Beverage/Bottling (0.3%)

Anheuser-Busch InBev Worldwide, Inc., 2.50%, 3/26/13	250,000	257
Dr. Pepper Snapple Group, Inc., 2.35%, 12/21/12	170,000	174

Total		431

Cable/Media/Broadcasting/Satellite (0.7%)

Comcast Corp., 4.95%, 6/15/16	90,000	100
Comcast Corp., 5.90%, 3/15/16	160,000	185
Discovery Communications LLC, 3.70%, 6/1/15	180,000	191
Time Warner, Inc., 3.15%, 7/15/15	135,000	140
Viacom, Inc., 4.375%, 9/15/14	250,000	271

Total		887

Consumer Products (0.3%)

The Clorox Co., 3.55%, 11/1/15	250,000	268
Colgate-Palmolive Co., 4.20%, 5/15/13	125,000	136

Total		404

Electric Utilities (2.2%)

Consolidated Edison Co. of New York, 3.85%, 6/15/13	250,000	266
Entergy Arkansas, Inc., 5.40%, 8/1/13	250,000	274
Exelon Corp., 4.90%, 6/15/15	250,000	274

Short-Term Bond Portfolio

Corporate Bonds (33.8%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
FPL Group Capital, Inc., 2.60%, 9/1/15	500,000	504
Nevada Power Co., 6.50%, 4/15/12	250,000	269
Pacific Gas & Electric Co., 4.80%, 3/1/14	250,000	275
PacifiCorp, 5.45%, 9/15/13	250,000	279
PSEG Power LLC, 2.50%, 4/15/13	100,000	103
Southern California Edison Co., 5.75%, 3/15/14	250,000	287
Virginia Electric and Power Co., 4.50%, 12/15/10	250,000	252

Total		2,783

Electronics (0.5%)

Hewlett-Packard Co., 4.50%, 3/1/13	250,000	271
International Business Machines Corp., 1.00%, 8/5/13	330,000	331

Total		602

Food Processors (0.8%)
ConAgra Foods, Inc., 5.875%, 4/15/14	250,000	286
H.J. Heinz Co., 5.35%, 7/15/13	250,000	276
Kraft Foods, Inc., 5.625%, 11/1/11	155,000	163
Kraft Foods, Inc., 6.25%, 6/1/12	95,000	103
Mead Johnson Nutrition Co., 3.50%, 11/1/14	200,000	211

Total		1,039

Gas Pipelines (0.9%)

DCP Midstream Operating LP, 3.25%, 10/1/15	270,000	271
Enterprise Products Operating LLC, 5.60%, 10/15/14	250,000	282
Kinder Morgan Energy Partner LP, 6.75%, 3/15/11	250,000	256
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	30,000	32
Plains All American Pipeline LP/PAA Finance Corp., 5.625%, 12/15/13	175,000	192
TransCanada PipeLines, Ltd., 3.40%, 6/1/15	85,000	91

Total		1,124

Health Care/Pharmaceuticals (1.1%)
Baxter International, Inc., 1.80%, 3/15/13	50,000	51
Express Scripts, Inc., 5.25%, 6/15/12	250,000	267

Corporate Bonds (33.8%)	Shares/ $ Par	Value $ (000’s)

Health Care/Pharmaceuticals continued
Life Technologies Corp., 3.375%, 3/1/13	105,000	108
Medtronic, Inc., 3.00%, 3/15/15	250,000	265
Novartis Capital Corp., 2.90%, 4/24/15	250,000	263
Stryker Corp., 3.00%, 1/15/15	135,000	142
Thermo Fisher Scientific, Inc., 3.25%, 11/20/14	250,000	264

Total		1,360

Independent Finance (0.1%)

General Electric Capital Corp., 5.25%, 10/19/12	25,000	27
Nissan Motor Acceptance Corp., 3.25%, 1/30/13 144A	65,000	67
Nissan Motor Acceptance Corp., 4.50%, 1/30/15 144A	30,000	32

Total		126

Information/Data Technology (0.4%)

Adobe Systems, Inc., 3.25%, 2/1/15	250,000	262
Xerox Corp., 4.25%, 2/15/15	250,000	268

Total		530

Life Insurance (0.4%)

Metropolitan Life Global Funding I, 2.50%, 1/11/13 144A	250,000	256
Prudential Financial, Inc., 4.75%, 9/17/15	250,000	270

Total		526

Machinery (0.4%)

Caterpillar Financial Services Corp., 1.90%, 12/17/12	180,000	184
John Deere Capital Corp., 4.95%, 12/17/12	250,000	271

Total		455

Materials (0.4%)

E. I. du Pont de Nemours & Co., 1.95%, 1/15/16	475,000	475

Total		475

Metals/Mining (1.2%)

Alcoa, Inc., 5.375%, 1/15/13	76,000	81
Anglo American Capital PLC, 2.15%, 9/27/13 144A	300,000	302
ArcelorMittal, 5.375%, 6/1/13	250,000	268

	Corporate Bonds (33.8%)	Shares/ $ Par	Value $ (000’s)

	Metals/Mining continued
	Rio Tinto Alcan, Inc., 4.875%, 9/15/12	250,000	266
	Steel Dynamics, Inc., 7.375%, 11/1/12	250,000	267
	Teck Resources, Ltd., 10.25%, 5/15/16	250,000	304

	Total		1,488

	Oil and Gas (1.6%)

	BP Capital Markets PLC, 3.125%, 10/1/15	385,000	387
	Cenovus Energy, Inc., 4.50%, 9/15/14	250,000	275
	Devon Financing Corp. ULC, 6.875%, 9/30/11	250,000	265
	EnCana Corp., 4.75%, 10/15/13	250,000	272
	EOG Resources, Inc., 2.95%, 6/1/15	185,000	194
	Occidental Petroleum Corp., 7.00%, 11/1/13	250,000	294
	XTO Energy, Inc., 4.90%, 2/1/14	250,000	280

	Total		1,967

	Other Finance (0.8%)

	American Express Credit Corp., 2.75%, 9/15/15	200,000	201
	American Express Credit Corp., 5.125%, 8/25/14	215,000	238
	USAA Capital Corp., 2.24%, 3/30/12	500,000	513

	Total		952

	Other Holdings (3.7%)

(f)	Australia Treasury Bill, 0.00%, 10/22/10	500,000	482
(f)	Brazilian Government International Bond, 12.50%, 1/5/16	675,000	460
(f)	Canadian Treasury Bill, 0.00%, 12/23/10	850,000	825
(f)	Korea Monetary Stabilization Bond, 5.61%, 10/14/10	1,238,860,000	1,087
(f)	Mexico Cetes, 0.00%, 10/28/10	63,300,000	501
(f)	Mexico Cetes, 0.00%, 11/18/10	132,400,000	1,044
(f)	Morgan Stanley, 10.00%, 4/8/12 144A	250,000	147

	Total		4,546

Short-Term Bond Portfolio

	Corporate Bonds (33.8%)	Shares/ $ Par	Value $ (000’s)

	Railroads (0.2%)
	Norfolk Southern Corp., 6.75%, 2/15/11	237,000	242

	Total		242

	Real Estate Investment Trusts (1.2%)
	Duke Realty LP, 5.625%, 8/15/11	250,000	255
	Simon Property Group LP, 6.75%, 5/15/14	250,000	288
	WEA Finance LLC / WT Finance Aust Pty, Ltd., 7.50%, 6/2/14 144A	250,000	291

	Total		834

	Retail Stores (0.5%)
	Hyundai Motor Manufacturing Czech SRO, 4.50%, 4/15/15 144A	45,000	47
	Lowe’s Cos., 5.00%, 10/15/20	250,000	288
	Staples, Inc., 7.75%, 4/1/11	250,000	258

	Total		593

	Telecommunications (1.3%)
	America Movil SAB de CV, 3.625%, 3/30/15	215,000	224
	Cellco Partnership/Verizon Wireless Captial LLC, 3.75%, 5/20/11	250,000	255
	France Telecom SA, 4.375%, 7/8/14	250,000	276
	Sprint Capital Corp., 7.625%, 1/30/11	250,000	254
	Telecom Italia Capital SA, 4.95%, 9/30/14	250,000	266
	Telefonica Emisiones SAU, 5.855%, 2/4/13	250,000	273

	Total		1,548

	Vehicle Parts (0.2%)
	Johnson Controls, Inc., 5.25%, 1/15/11	250,000	253

	Total		253

	Total Corporate Bonds (Cost: $40,496)		41,176

	Governments (41.2%)

	Governments (41.2%)
(b)	Federal Home Loan Bank, 1.625%, 3/20/13	5,000,000	5,114

	Governments (41.2%)	Shares/ $ Par	Value $ (000’s)

	Governments continued
(b)	Federal National Mortgage Association, 3.875%, 7/12/13	5,000,000	5,428
(b)	US Treasury, 0.625%, 6/30/12	5,545,000	5,568
(b)	US Treasury, 0.625%, 7/31/12	10,131,000	10,173
(b)	US Treasury, 0.75%, 5/31/12	6,000,000	6,036
	US Treasury, 1.00%, 3/31/12	1,029,000	1,039
(b)	US Treasury, 1.375%, 3/15/13	7,100,000	7,246
	US Treasury, 1.375%, 5/15/13	1,713,000	1,749
(b)	US Treasury, 3.50%, 5/15/20	7,280,000	7,902
(b)	US Treasury, 4.00%, 2/15/15	659,000	741
	Total Governments (Cost: $49,759)		50,996

	Structured Products (22.0%)

	Structured Products (22.0%)
	Banc of America Commercial Mortgage, Inc., Series 2004-4, Class A3, 4.128%, 7/10/42	219,156	219
	Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A2, 4.161%, 12/10/42	318,138	323
	BCRR Trust, Series 2010-LEAF, Class 15A, 4.23%, 5/22/33 144A	750,000	757
	BCRR Trust, Series 2010-LEAF, Class 33A, 4.23%, 9/22/34 144A	750,000	762
	Bear Stears Commercial Mortgage Securities, Inc., Series 2007-PW17, Class AAB, 5.703%, 6/11/50	750,000	815
	Federal Home Loan Mortgage Corp., 5.00%, 4/1/18	337,799	361

Structured Products (22.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 5.00%, 8/1/40	2,989,167	3,142
Federal Home Loan Mortgage Corp., 5.50%, 5/1/22	1,904,519	2,051
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	359,257	393
Federal Home Loan Mortgage Corp., 7.00%, 12/1/35	350,162	391
Federal National Mortgage Association, 5.00%, 5/1/20	998,644	1,065
Federal National Mortgage Association, 6.00%, 8/1/22	741,116	802
Federal National Mortgage Association, 6.50%, 8/1/37	1,135,231	1,240
First Union National Bank Commercial Mortgage Trust, Series 1999-C4, Class E, 7.996%, 12/15/31 144A	545,048	545
Ford Credit Auto Owner Trust, Series 2009-E, Class D, 5.53%, 5/15/16 144A	600,000	639
GMAC Mortgage Corp. Loan Trust, Series 2010-1, Class A, 4.25%, 7/25/40	704,373	717
John Deere Owner Trust, Series 2008-A, Class A4, 4.89%, 3/16/15	1,000,000	1,026
John Deere Owner Trust, Series 2007-A, Class A4, 5.07%, 4/15/14	645,420	647
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C1, Class A3, 4.719%, 1/15/38	1,490,000	1,592
LB-UBS Commercial Mortgage Trust, Series 2003-C7, Class A2, 4.064%, 9/15/27	46,676	47
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A2, 4.201%, 12/15/29	241,738	243
LB-UBS Commercial Mortgage Trust, Series 2004-C6, Class A6, 5.02%, 8/15/29	425,000	457

Short-Term Bond Portfolio

Structured Products (22.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class A2, 6.53%, 7/14/16 144A	1,500,000	1,517
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class F, 7.272%, 7/14/16 144A	180,000	181
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class C, 7.95%, 3/15/32	946,255	948
Lehman Large Loan, Series 1997-LLI, Class E, 7.30%, 10/12/34	1,000,000	1,057
Louisiana Public Facilities Authority, Series 2008, Class A2, 5.75%, 2/1/19	75,000	85
Steiner Properties LLC, Series 1997-1, Class A, 7.482%, 3/31/12 144A	165,933	169
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 0.376%, 10/25/46	687,548	682
Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 0.386%, 6/25/37	553,960	543
USAA Auto Owner Trust, Series 2008-2, Class A4, 5.16%, 11/15/13	1,000,000	1,045
Volkswagen Auto Loan Enhanced Trust, Series 2008-2, Class A4A, 6.24%, 7/20/15	1,000,000	1,106
Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	351,184	354
Washington Mutual Commercial Mortgage Securities Trust, Series 2005-C1A, Class A2, 5.15%, 5/25/36 144A	889,797	896

	Structured Products (22.0%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Wells Fargo Mortgage Backed Securities Trust, Series 2004-3, Class A, 4.75%, 4/25/19	398,908	411
	World Financial Properties Tower B Corp., 6.91%, 9/1/13 144A	594,069	633
	Total Structured Products
	(Cost: $26,457)		27,861

	Short Term Investments (2.4%)

	Finance Lessors (0.8%)
(b)	Gemini Securitization Corp. LLC, 0.24%, 10/5/10	1,000,000	1,000

	Total		1,000

	Short Term Business Credit (1.6%)
(b)	Atlantic Asset Securitization LLC, 0.24%, 10/15/10	1,000,000	1,000
(b)	Ranger Funding Co. LLC, 0.24%, 10/26/10	1,000,000	1,000

	Total		2,000

	Total Short Term Investments
	(Cost:$3,000)		3,000

	Total Investments (99.5%) (Cost: $119,797)(a)		123,032

	Other Assets, Less Liabilities (0.5%)		624

	Net Assets (100.0%)		123,656

Short-Term Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010 the value of these securities (in thousands) was $18,621 representing 15.08% of the net assets.

(a)	At September 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $119,797 and the net unrealized appreciation of investments based on that cost was $3,235 which is comprised of $3,262 aggregate gross unrealized appreciation and $27 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Five Year Note Commodity (Short) (Total Notional Value at September 30, 2010, $2,039)	17	12/10	$(16)
US Two Year Treasury Note (Short) (Total Notional Value at September 30, 2010, $48,882)	223	12/10	(63)

(f)	Foreign Bond

(h)	Forward foreign currency contracts outstanding on September 30, 2010.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Barclays Bank PLC	AUD	475	10/10	$—	$(8)	$(8)
Sell	Barclays Bank PLC	BRL	520	12/10	—	(13)	(13)
Sell	Barclays Bank PLC	BRL	262	1/11	—	(3)	(3)
Sell	Barclays Bank PLC	CAD	425	12/10	1	—	1
Sell	Barclays Bank PLC	MXN	12,950	10/10	—	(7)	(7)

					$1	$(31)	$(30)

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

MXN — Mexican New Peso

Short-Term Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2010.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:

US Government & Agency Bonds	$-	$50,996	$-

Foreign Bonds	-	4,546	-

Corporate Bonds	-	36,630	-

Structured Products	-	27,861	-

Short-Term Investments	-	3,000	-

Other Financial Instruments^	-	1	-

Liabilities:

Other Financial Instruments^	(79)	(31)	-
Total	$(79)	$123,003	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Select Bond Portfolio

Schedule of Investments

September 30, 2010 (unaudited)

	Corporate Bonds (30.5%)	Shares/ $ Par	Value $ (000’s)

	Aerospace/Defense (0.8%)
	Alliant Techsystems, Inc., 6.875%, 9/15/20	370,000	376
	BAE Systems Holdings, Inc., 5.20%, 8/15/15 144A	705,000	778
	Boeing Capital Corp., 5.80%, 1/15/13	240,000	266
	The Boeing Co., 1.875%, 11/20/12	510,000	520
	General Dynamics Corp., 1.80%, 7/15/11	415,000	420
	Goodrich Corp., 4.875%, 3/1/20	250,000	279
	L-3 Communications Corp., 6.375%, 10/15/15	2,820,000	2,908
	Litton Industries, Inc., 6.75%, 4/15/18	1,000,000	1,226
	Lockheed Martin Corp., 6.15%, 9/1/36	235,000	278
	Lockheed Martin Corp., 7.65%, 5/1/16	500,000	634
	Meccanica Holdings USA, 6.25%, 7/15/19 144A	590,000	654
	Meccanica Holdings USA, 6.25%, 1/15/40 144A	675,000	671
	United Technologies Corp., 5.375%, 12/15/17	1,745,000	2,050

	Total		11,060

	Auto Manufacturing (0.4%)
	American Honda Finance Corp., 2.50%, 9/21/15 144A	2,975,000	2,999
	American Honda Finance Corp., 3.50%, 3/16/15 144A	810,000	851
(n)	Hyundai Capital America, 3.75%, 4/6/16 144A	235,000	236
	PACCAR Financial Corp., 1.95%, 12/17/12	690,000	703
	PACCAR, Inc., 6.875%, 2/15/14	315,000	368

	Total		5,157

	Banking (7.3%)
	Ameriprise Financial, Inc., 5.30%, 3/15/20	85,000	94
	ANZ National Int’l, Ltd./London, 2.375%,12/21/12 144A	1,335,000	1,354
	Australia & New Zealand Banking Group, Ltd., 5.10%, 1/13/20 144A	1,050,000	1,143

Corporate Bonds (30.5%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Bank of America Corp., 5.625%, 7/1/20	730,000	771
Bank of America Corp., 5.75%, 12/1/17	985,000	1,053
Bank of America Corp., 6.00%, 9/1/17	990,000	1,072
The Bank of New York Mellon Corp., 5.125%, 8/27/13	210,000	234
Barclays Bank PLC, 2.50%, 9/21/15 144A	4,500,000	4,523
Barclays Bank PLC, 5.00%, 9/22/16	125,000	137
Barclays Bank PLC, 6.05%, 12/4/17 144A	170,000	184
BNP Paribas, 7.195%, 12/31/49 144A	200,000	198
Canadian Imperial Bank of Commerce, 2.60%, 7/2/15 144A	3,470,000	3,610
Cie de Financement Foncier, 2.50%, 9/16/15 144A	6,000,000	6,034
Citigroup, Inc., 4.75%, 5/19/15	3,420,000	3,598
Citigroup, Inc., 6.125%, 11/21/17	2,075,000	2,267
Citigroup, Inc., 6.125%, 5/15/18	605,000	660
Countrywide Financial Corp., 5.80%, 6/7/12	575,000	611
Credit Agricole SA/London, 6.637%, 12/31/49 144A	220,000	200
Credit Suisse Guernsey, Ltd., 5.86%, 12/31/49	85,000	81
Credit Suisse of New York, 4.375%, 8/5/20	3,420,000	3,493
Deutsche Bank Capital Funding Trust VII, 5.628%, 12/31/49 144A	815,000	705
Eksportfinans ASA, 2.00%, 9/15/15	6,000,000	6,015
The Goldman Sachs Group, Inc., 3.70%, 8/1/15	380,000	389
The Goldman Sachs Group, Inc., 5.75%, 10/1/16	390,000	433
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	120,000	132
The Goldman Sachs Group, Inc., 6.00%, 6/15/20	735,000	808
The Goldman Sachs Group, Inc., 6.15%, 4/1/18	1,115,000	1,237

	Corporate Bonds (30.5%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
	The Goldman Sachs Group, Inc., 6.25%, 9/1/17	65,000	73
	HSBC Bank PLC, 4.125%, 8/12/20 144A	1,690,000	1,718
	HSBC Capital Funding LP, 4.61%, 12/31/49 144A	570,000	544
	JPMorgan Chase & Co., 6.00%, 1/15/18	1,750,000	1,998
	JPMorgan Chase & Co., 7.90%, 12/31/49	1,350,000	1,447
(d)	Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	385,000	85
(d)	Lehman Brothers Holdings, Inc., 6.875%, 5/2/18	480,000	113
	Merrill Lynch & Co., 0.666%, 11/1/11	10,000,000	9,964
	Merrill Lynch & Co., 6.22%, 9/15/26	240,000	244
	Merrill Lynch & Co., 6.40%, 8/28/17	3,110,000	3,403
	Morgan Stanley, 5.55%, 4/27/17	800,000	848
	Morgan Stanley, 5.95%, 12/28/17	2,380,000	2,556
	Morgan Stanley, 6.625%, 4/1/18	640,000	709
	Morgan Stanley, 7.30%, 5/13/19	710,000	817
	National Australia Bank, Ltd., 2.75%, 9/28/15 144A	1,775,000	1,783
	Nationwide Building Society, 2.50%, 8/17/12 144A	5,575,000	5,722
	Nordea Bank AB, 4.875%, 1/27/20 144A	695,000	754
	The Northern Trust Co., 5.85%, 11/9/17	250,000	292
	PNC Funding Corp., 4.375%, 8/11/20	1,680,000	1,719
	Regions Financial Corp., 5.75%, 6/15/15	760,000	773
	The Royal Bank of Scotland PLC, 5.625%, 8/24/20	1,710,000	1,793
	Santander US Debt SA Unipersonal, 3.724%, 1/20/15 144A	1,240,000	1,258
	SunTrust Banks, Inc., 6.00%, 9/11/17	570,000	617
	Swedbank AB, 2.90%, 1/14/13 144A	11,000,000	11,426
	The Toronto-Dominion Bank, 2.20%, 7/29/15 144A	1,775,000	1,799
	U.S. Bancorp, 4.20%, 5/15/14	400,000	438

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	Corporate Bonds (30.5%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
	UBS Preferred Funding Trust V, 6.243%, 12/31/49	170,000	163
	UnionBanCal Corp., 5.25%, 12/16/13	565,000	617
	USB Capital XIII Trust, 6.625%, 12/15/39	415,000	424
(d)	Washington Mutual Bank, 6.75%, 5/20/36	520,000	1
(d)	Washington Mutual Bank, 6.875%, 6/15/11	505,000	1
	Wells Fargo & Co., 3.75%, 10/1/14	280,000	297
	Wells Fargo & Co., 7.98%, 12/31/49	250,000	263
	Wells Fargo Capital XIII, 7.70%, 12/31/49	2,525,000	2,620
	Westpac Banking Corp., 3.00%, 8/4/15	1,015,000	1,037

	Total		99,352

	Beverage/Bottling (0.8%)
	Anheuser-Busch Cos., 4.50%, 4/1/18	40,000	43
	Anheuser-Busch Cos., 5.75%, 4/1/36	200,000	218
	Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39 144A	1,260,000	1,804
	Bottling Group LLC, 4.625%, 11/15/12	380,000	409
	Bottling Group LLC, 5.125%, 1/15/19	430,000	494
	Constellation Brands, Inc., 7.25%, 9/1/16	1,180,000	1,255
	Dr. Pepper Snapple Group, Inc., 2.35%, 12/21/12	630,000	646
	Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/18	645,000	798
	Dr. Pepper Snapple Group, Inc., 7.45%, 5/1/38	510,000	687
	PepsiCo, Inc., 3.75%, 3/1/14	120,000	130
	PepsiCo, Inc., 4.65%, 2/15/13	265,000	289
	PepsiCo, Inc., 7.90%, 11/1/18	345,000	460
	SABMiller PLC, 6.20%, 7/1/11 144A	2,965,000	3,078

	Total		10,311

	Cable/Media/Broadcasting/Satellite (1.6%)
	Comcast Corp., 4.95%, 6/15/16	1,070,000	1,193
	Comcast Corp., 5.15%, 3/1/20	600,000	656
	Comcast Corp., 5.875%, 2/15/18	800,000	923
	Comcast Corp., 6.30%, 11/15/17	425,000	502

Corporate Bonds (30.5%)	Shares/ $ Par	Value $ (000’s)

Cable/Media/Broadcasting/Satellite continued
Comcast Corp., 6.50%, 11/15/35	1,765,000	1,973
DIRECTV Holdings LLC, 3.55%, 3/15/15	530,000	550
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.875%, 10/1/19	1,710,000	1,941
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 6.00%, 8/15/40	1,475,000	1,523
Gannett Co., Inc., 6.375%, 9/1/15 144A	320,000	316
Gannett Co., Inc., 7.125%, 9/1/18 144A	400,000	394
Historic TW, Inc., 6.625%, 5/15/29	880,000	997
Historic TW, Inc., 6.875%, 6/15/18	180,000	218
NBC Universal, Inc., 4.375%, 4/1/21 144A	2,975,000	3,011
News America, Inc., 5.65%, 8/15/20	375,000	432
News America, Inc., 6.90%, 8/15/39	170,000	200
Rogers Cable, Inc., 5.50%, 3/15/14	1,400,000	1,569
Rogers Cable, Inc., 6.25%, 6/15/13	155,000	175
TCI Communications, Inc., 8.75%, 8/1/15	735,000	925
TCM Sub LLC, 3.55%, 1/15/15 144A	1,000,000	1,043
Time Warner Cable, Inc., 6.55%, 5/1/37	900,000	1,015
Time Warner Cable, Inc., 6.75%, 7/1/18	200,000	239
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	690,000	910
Time Warner Entertainment Co. LP, 8.875%, 10/1/12	1,500,000	1,709

Total		22,414

Conglomerate/Diversified Manufacturing (0.3%)
The Dow Chemical Co., 7.60%, 5/15/14	770,000	899
E.I. du Pont de Nemours & Co., 3.625%, 1/15/21	2,325,000	2,362
Eastman Chemical Co., 7.25%, 1/15/24	110,000	135
Honeywell International, Inc., 5.30%, 3/1/18	1,165,000	1,363
Monsanto Co., 5.125%, 4/15/18	55,000	63

Total		4,822

Corporate Bonds (30.5%)	Shares/ $ Par	Value $ (000’s)

Consumer Products (0.1%)
Colgate-Palmolive Co., 4.20%, 5/15/13	700,000	760
The Procter & Gamble Co., 5.55%, 3/5/37	460,000	539

Total		1,299

Electric Utilities (2.9%)
AEP Texas Central Co., 6.65%, 2/15/33	575,000	665
Alabama Power Co., 3.375%, 10/1/20	630,000	632
Ameren Corp., 8.875%, 5/15/14	350,000	405
Arizona Public Service Co., 8.75%, 3/1/19	115,000	151
Bruce Mansfield Unit, 6.85%, 6/1/34	407,159	435
Carolina Power & Light, Inc., 5.15%, 4/1/15	320,000	366
Carolina Power & Light, Inc., 6.50%, 7/15/12	255,000	279
CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	200,000	222
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	140,000	171
CenterPoint Energy, Inc., 6.50%, 5/1/18	375,000	435
CMS Energy Corp., 4.25%, 9/30/15	2,325,000	2,345
CMS Energy Corp., 6.25%, 2/1/20	1,035,000	1,090
Commonwealth Edison Co., 4.00%, 8/1/20	565,000	592
Commonwealth Edison Co., 5.875%, 2/1/33	100,000	111
Commonwealth Edison Co., 5.95%, 8/15/16	545,000	647
Commonwealth Edison Co., 6.15%, 9/15/17	140,000	166
Connecticut Light & Power Co., 5.65%, 5/1/18	160,000	185
Consumers Energy Co., 5.15%, 2/15/17	1,000,000	1,123
The Detroit Edison Co., 3.45%, 10/1/20	635,000	645
The Detroit Edison Co., 5.45%, 2/15/35	105,000	113
DTE Energy Co., 6.375%, 4/15/33	415,000	445
Duke Energy Corp., 6.25%, 6/15/18	50,000	60
Duke Energy Ohio, Inc., 2.10%, 6/15/13	485,000	498
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	640,000	667
Entergy Louisiana LLC, 4.44%, 1/15/26	1,160,000	1,169

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Corporate Bonds (30.5%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Entergy Louisiana LLC, 6.50%, 9/1/18	385,000	464
Entergy Mississippi, Inc., 6.25%, 4/1/34	660,000	706
Exelon Generation Co. LLC, 6.20%, 10/1/17	455,000	533
Florida Power Corp., 4.80%, 3/1/13	100,000	108
Indiana Michigan Power Co., 5.05%, 11/15/14	1,560,000	1,708
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	381,961	396
Monongahela Power Co., 5.70%, 3/15/17 144A	615,000	688
Nevada Power Co., 5.95%, 3/15/16	165,000	191
Nevada Power Co., 6.50%, 4/15/12	750,000	806
Nevada Power Co., 6.50%, 5/15/18	1,155,000	1,392
NSTAR, 4.50%, 11/15/19	55,000	61
Ohio Edison Co., 6.40%, 7/15/16	1,000,000	1,164
Ohio Edison Co., 6.875%, 7/15/36	130,000	152
Pacific Gas & Electric Co., 3.50%, 10/1/20	2,330,000	2,307
Pacific Gas & Electric Co., 4.80%, 3/1/14	650,000	716
Pacific Gas & Electric Co., 5.625%, 11/30/17	300,000	348
PacifiCorp, 5.45%, 9/15/13	1,510,000	1,684
Potomac Electric Power Co., 6.50%, 11/15/37	170,000	212
PPL Energy Supply LLC, 6.50%, 5/1/18	145,000	168
Public Service Co. of Colorado, 5.80%, 8/1/18	500,000	596
Public Service Electric & Gas Co., 3.50%, 8/15/20	685,000	701
Public Service Electric & Gas Co., 5.00%, 1/1/13	1,000,000	1,083
Puget Sound Energy, Inc., 6.274%, 3/15/37	370,000	427
San Diego Gas & Electric Co., 4.50%, 8/15/40	685,000	675
San Diego Gas & Electric Co., 6.125%, 9/15/37	170,000	210
Sempra Energy, 6.15%, 6/15/18	215,000	254
Sempra Energy, 6.50%, 6/1/16	745,000	891
South Carolina Electric & Gas Co., 6.05%, 1/15/38	265,000	311

Corporate Bonds (30.5%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Southern California Edison Co., 5.00%, 1/15/16	1,005,000	1,150
Tampa Electric Co., 6.10%, 5/15/18	1,420,000	1,679
Tampa Electric Co., 6.15%, 5/15/37	320,000	367
Tampa Electric Co., 6.55%, 5/15/36	385,000	462
The Toledo Edison Co., 6.15%, 5/15/37	490,000	544
Union Electric Co., 6.40%, 6/15/17	140,000	165
Union Electric Co., 6.70%, 2/1/19	195,000	237
Virginia Electric & Power Co., 3.45%, 9/1/22	1,550,000	1,550
Virginia Electric & Power Co., 5.40%, 1/15/16	265,000	311
Virginia Electric & Power Co., 5.40%, 4/30/18	60,000	70
Westar Energy, Inc., 8.625%, 12/1/18	125,000	165

Total		39,269

Electronics (0.2%)
Cisco Systems, Inc., 5.50%, 1/15/40	560,000	616
Hewlett-Packard Co., 2.125%, 9/13/15	1,430,000	1,442
International Business Machines Corp., 5.60%, 11/30/39	770,000	886

Total		2,944

Food Processors (0.6%)
Campbell Soup Co., 3.05%, 7/15/17	470,000	495
General Mills, Inc., 5.25%, 8/15/13	190,000	212
General Mills, Inc., 5.65%, 2/15/19	325,000	381
General Mills, Inc., 5.70%, 2/15/17	890,000	1,051
Kellogg Co., 4.45%, 5/30/16	540,000	606
Kraft Foods, Inc., 5.375%, 2/10/20	2,645,000	2,955
Kraft Foods, Inc., 6.125%, 2/1/18	1,015,000	1,197
Kraft Foods, Inc., 6.50%, 8/11/17	1,250,000	1,497
Kraft Foods, Inc., 6.50%, 2/9/40	160,000	187

Total		8,581

Gas Pipelines (0.9%)
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	120,000	139
DCP Midstream LLC, 5.35%, 3/15/20 144A	180,000	195
El Paso Corp., 7.00%, 6/15/17	420,000	446
El Paso Natural Gas Co., 5.95%, 4/15/17	160,000	176

Corporate Bonds (30.5%)	Shares/ $ Par	Value $ (000’s)

Gas Pipelines continued
Energy Transfer Equity LP, 7.50%, 10/15/20	1,200,000	1,263
Energy Transfer Partners LP, 6.70%, 7/1/18	325,000	379
Enterprise Products Operating LLC, 6.65%, 4/15/18	1,000,000	1,183
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	1,260,000	1,358
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	165,000	186
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	200,000	216
Magellan Midstream Partners LP, 6.55%, 7/15/19	445,000	532
Midcontinent Express Pipeline LLC, 5.45%, 9/15/14 144A	1,115,000	1,190
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	680,000	713
Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	220,000	254
Southern Natural Gas Co., 5.90%, 4/1/17 144A	175,000	192
Tennessee Gas Pipeline Co., 7.50%, 4/1/17	170,000	199
TransCanada PipeLines, Ltd., 5.85%, 3/15/36	470,000	516
TransCanada PipeLines, Ltd., 6.10%, 6/1/40	1,220,000	1,377
TransCanada PipeLines, Ltd., 6.50%, 8/15/18	1,475,000	1,803
Williams Partners LP, 6.30%, 4/15/40	190,000	210

Total		12,527

Health Care/Pharmaceuticals (0.7%)
Amgen, Inc., 3.45%, 10/1/20	475,000	478
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	425,000	528
Johnson & Johnson, 5.55%, 8/15/17	1,000,000	1,206
Johnson & Johnson, 5.85%, 7/15/38	735,000	893
LifePoint Hospitals, Inc., 6.625%, 10/1/20 144A	288,000	294
Medco Health Solutions, Inc., 7.125%, 3/15/18	1,050,000	1,290
Merck & Co., 4.75%, 3/1/15	500,000	568
Merck & Co., 5.75%, 11/15/36	450,000	527
Merck & Co., 6.40%, 3/1/28	125,000	154

Select Bond Portfolio

Corporate Bonds (30.5%)	Shares/ $ Par	Value $ (000’s)

Health Care/Pharmaceuticals continued
Pfizer, Inc., 5.35%, 3/15/15	450,000	519
Roche Holdings, Inc., 6.00%, 3/1/19 144A	1,770,000	2,144
Wyeth, 5.50%, 2/15/16	35,000	41
Wyeth, 5.95%, 4/1/37	835,000	985

Total		9,627

Independent Finance (0.4%)
American General Finance Corp., 5.40%, 12/1/15	295,000	237
American General Finance Corp., 6.90%, 12/15/17	1,455,000	1,215
General Electric Capital Corp., 5.625%, 5/1/18	3,635,000	4,035
General Electric Capital Corp., 5.875%, 1/14/38	180,000	183

Total		5,670

Information/Data Technology (0.1%)
Adobe Systems, Inc., 3.25%, 2/1/15	470,000	492
Symantec Corp., 2.75%, 9/15/15	535,000	540
Xerox Corp., 4.25%, 2/15/15	400,000	430

Total		1,462

Life Insurance (0.6%)
MassMutual Global Funding II, 2.30%, 9/28/15 144A	1,250,000	1,259
MetLife, Inc., 6.75%, 6/1/16	705,000	841
MetLife, Inc., 6.817%, 8/15/18	295,000	356
Metropolitan Life Global Funding I, 2.50%, 1/11/13 144A	800,000	819
Metropolitan Life Global Funding I, 2.50%, 9/29/15 144A	1,470,000	1,473
Prudential Financial, Inc., 3.625%, 9/17/12	170,000	177
Prudential Financial, Inc., 5.375%, 6/21/20	420,000	454
Prudential Financial, Inc., 5.70%, 12/14/36	145,000	147
Teachers Insurance & Annuity Association-College Retirement Equity Fund, 6.85%, 12/16/39 144A	1,665,000	2,049

Total		7,575

Machinery (0.2%)
Caterpillar Financial Services Corp., 5.45%, 4/15/18	560,000	649

Corporate Bonds (30.5%)	Shares/ $ Par	Value $ (000’s)

Machinery continued
Caterpillar Financial Services Corp., 5.85%, 9/1/17	800,000	940
John Deere Capital Corp., 5.50%, 4/13/17	1,135,000	1,325

Total		2,914

Metals/Mining (1.2%)
Alcoa, Inc., 5.375%, 1/15/13	472,000	502
Alcoa, Inc., 6.15%, 8/15/20	2,840,000	2,920
ArcelorMittal, 5.25%, 8/5/20	2,275,000	2,293
ArcelorMittal, 5.375%, 6/1/13	125,000	134
ArcelorMittal, 6.125%, 6/1/18	385,000	416
ArcelorMittal, 9.85%, 6/1/19	565,000	726
ArcelorMittal USA, Inc., 6.50%, 4/15/14	100,000	111
Barrick North America Finance LLC, 6.80%, 9/15/18	375,000	468
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	130,000	139
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	585,000	653
Nucor Corp., 4.125%, 9/15/22	2,325,000	2,368
Rio Tinto Finance USA, Ltd., 5.875%, 7/15/13	725,000	808
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	225,000	314
Southern Copper Corp., 5.375%, 4/16/20	80,000	85
Southern Copper Corp., 6.75%, 4/16/40	425,000	464
Teck Resources, Ltd., 10.25%, 5/15/16	1,135,000	1,379
Teck Resources, Ltd., 10.75%, 5/15/19	1,670,000	2,103
Vale Overseas, Ltd., 5.625%, 9/15/19	450,000	496

Total		16,379

Natural Gas Distributors (0.1%)
NiSource Finance Corp., 5.40%, 7/15/14	590,000	657
NiSource Finance Corp., 5.45%, 9/15/20	185,000	200
NiSource Finance Corp., 6.40%, 3/15/18	205,000	238

Total		1,095

Oil and Gas (1.7%)
Apache Corp., 5.10%, 9/1/40	855,000	860

Corporate Bonds (30.5%)	Shares/ $ Par	Value $ (000’s)

Oil and Gas continued
BP Capital Markets PLC, 4.50%, 10/1/20	1,570,000	1,606
BP Capital Markets PLC, 4.75%, 3/10/19	2,515,000	2,630
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	140,000	149
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	255,000	292
Conoco, Inc., 6.95%, 4/15/29	145,000	186
ConocoPhillips, 5.75%, 2/1/19	1,155,000	1,386
ConocoPhillips, 6.00%, 1/15/20	925,000	1,138
Devon Energy Corp., 6.30%, 1/15/19	500,000	605
EnCana Corp., 5.90%, 12/1/17	325,000	379
EnCana Corp., 6.50%, 8/15/34	490,000	570
EnCana Corp., 6.625%, 8/15/37	340,000	399
EOG Resources, Inc., 4.40%, 6/1/20	340,000	369
EOG Resources, Inc., 5.625%, 6/1/19	70,000	82
Hess Corp., 5.60%, 2/15/41	1,725,000	1,800
Husky Energy, Inc., 7.25%, 12/15/19	195,000	238
Marathon Oil Corp., 6.60%, 10/1/37	130,000	154
Newfield Exploration Co., 6.875%, 2/1/20	1,115,000	1,185
Occidental Petroleum Corp., 4.125%, 6/1/16	885,000	989
Pemex Project Funding Master Trust, 6.625%, 6/15/35	200,000	219
Petro-Canada, 5.95%, 5/15/35	580,000	616
Petro-Canada, 6.05%, 5/15/18	480,000	559
Range Resources Corp., 6.75%, 8/1/20	570,000	593
Shell International Finance BV, 4.30%, 9/22/19	1,135,000	1,245
Suncor Energy, Inc., 6.50%, 6/15/38	1,330,000	1,527
Suncor Energy, Inc., 6.85%, 6/1/39	210,000	252
Transocean, Inc., 4.95%, 11/15/15	580,000	603
Valero Energy Corp., 6.125%, 2/1/20	585,000	638
XTO Energy, Inc., 5.50%, 6/15/18	460,000	551
XTO Energy, Inc., 5.65%, 4/1/16	485,000	577

Select Bond Portfolio

	Corporate Bonds (30.5%)	Shares/ $ Par	Value $ (000’s)

	Oil and Gas continued
	XTO Energy, Inc., 6.25%, 8/1/17	145,000	180
	XTO Energy, Inc., 6.50%, 12/15/18	750,000	955

	Total		23,532

	Other Finance (0.5%)
	American Express Co., 6.15%, 8/28/17	875,000	1,007
	American Express Credit Corp., 5.125%, 8/25/14	965,000	1,069
	The NASDAQ OMX Group, Inc., 5.55%, 1/15/20	1,085,000	1,153
	SLM Corp., 5.375%, 1/15/13	80,000	81
	SLM Corp., 5.375%, 5/15/14	445,000	433
	SLM Corp., 8.45%, 6/15/18	1,260,000	1,273
	USAA Capital Corp., 2.24%, 3/30/12	1,370,000	1,405

	Total		6,421

	Other Holdings (3.7%)
(f)	Australia Treasury Bill, 0.00%, 10/22/10	6,195,000	5,970
(f)	Brazilian Government International Bond, 12.50%, 1/5/16	8,710,000	5,933
(f)	Canadian Treasury Bill, 0.00%, 12/23/10	10,510,000	10,194
(f)	Korea Monetary Stabilization Bond, 5.61%, 10/14/10	14,453,260,000	12,685
(f)	Mexico Cetes, 0.00%, 10/28/10	792,700,000	6,272
(f)	Mexico Cetes, 0.00%, 11/18/10	867,000,000	6,839
(f) (n)	Morgan Stanley, 10.00%, 4/8/12 144A	3,665,000	2,158

	Total		50,051

	Other Services (0.4%)
	American Tower Corp., 4.625%, 4/1/15	295,000	315
	American Tower Corp., 5.05%, 9/1/20	1,770,000	1,813
	American Tower Corp., 7.00%, 10/15/17	300,000	349
	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/17 144A	1,650,000	1,823
	Republic Services, Inc., 5.25%, 11/15/21	515,000	569
	Waste Management, Inc., 4.75%, 6/30/20	985,000	1,056

	Total		5,925

Corporate Bonds (30.5%)	Shares/ $ Par	Value $ (000’s)

Paper and Forest Products (0.3%)
International Paper Co., 7.50%, 8/15/21	1,820,000	2,177
International Paper Co., 7.95%, 6/15/18	1,505,000	1,825

Total		4,002

Railroads (0.5%)
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	1,165,000	1,179
Burlington Northern Santa Fe LLC, 5.75%, 5/1/40	1,135,000	1,253
Burlington Northern Santa Fe LLC, 6.15%, 5/1/37	135,000	155
Canadian National Railway Co., 5.85%, 11/15/17	120,000	142
Canadian Pacific Railway Co., 4.45%, 3/15/23	530,000	541
CSX Corp., 5.60%, 5/1/17	725,000	829
Norfolk Southern Corp., 5.257%, 9/17/14	515,000	576
Norfolk Southern Corp., 5.64%, 5/17/29	1,135,000	1,247
Norfolk Southern Corp., 5.75%, 1/15/16	815,000	943
Union Pacific Corp., 4.00%, 2/1/21	340,000	352

Total		7,217

Real Estate Investment Trusts (1.0%)
AvalonBay Communities, Inc., 5.70%, 3/15/17	715,000	804
Boston Properties LP, 5.625%, 11/15/20	565,000	620
BRE Properties, Inc., 5.20%, 3/15/21	1,659,000	1,689
BRE Properties, Inc., 5.50%, 3/15/17	315,000	334
Colonial Realty LP, 6.05%, 9/1/16	255,000	253
CommonWealth REIT, 5.875%, 9/15/20	995,000	990
Developers Diversified Realty Corp., 7.875%, 9/1/20	1,255,000	1,300
Duke Realty LP, 6.50%, 1/15/18	1,000,000	1,098
ERP Operating LP, 4.75%, 7/15/20	1,025,000	1,066
ERP Operating LP, 5.125%, 3/15/16	555,000	608
ERP Operating LP, 5.75%, 6/15/17	125,000	141
HCP, Inc., 6.00%, 1/30/17	290,000	310
HCP, Inc., 6.70%, 1/30/18	170,000	187
HRPT Properties Trust, 5.75%, 11/1/15	800,000	845
Omega Healthcare Investors, Inc., 6.75%, 10/15/22 144A	890,000	882

Corporate Bonds (30.5%)	Shares/ $ Par	Value $ (000’s)

Real Estate Investment Trusts continued
ProLogis, 6.875%, 3/15/20	1,140,000	1,121
Simon Property Group LP, 5.65%, 2/1/20	380,000	424
Simon Property Group LP, 6.10%, 5/1/16	455,000	529
WEA Finance LLC, 7.125%, 4/15/18 144A	305,000	359
WEA Finance LLC / WT Finance Aust Pty, Ltd., 7.50%, 6/2/14 144A	85,000	99

Total		13,659

Restaurants (0.2%)
Darden Restaurants, Inc., 6.20%, 10/15/17	540,000	632
Darden Restaurants, Inc., 6.80%, 10/15/37	1,445,000	1,676

Total		2,308

Retail Food and Drug (0.4%)
CVS Caremark Corp., 4.75%, 5/18/20	1,175,000	1,278
CVS Caremark Corp., 4.875%, 9/15/14	320,000	354
CVS Caremark Corp., 6.25%, 6/1/27	1,475,000	1,682
Delhaize Group, 6.50%, 6/15/17	570,000	680
The Kroger Co., 7.50%, 4/1/31	735,000	949
Tesco PLC, 6.15%, 11/15/37 144A	440,000	525

Total		5,468

Retail Stores (0.9%)
AutoZone, Inc., 7.125%, 8/1/18	185,000	225
The Home Depot, Inc., 5.875%, 12/16/36	585,000	624
J.C. Penney Corp., 5.75%, 2/15/18	1,180,000	1,215
Lowe’s Cos., Inc., 5.80%, 4/15/40	450,000	506
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	1,180,000	1,257
Nordstrom, Inc., 4.75%, 5/1/20	1,390,000	1,487
Nordstrom, Inc., 6.25%, 1/15/18	330,000	385
Nordstrom, Inc., 7.00%, 1/15/38	225,000	267
QVC, Inc., 7.375%, 10/15/20 144A	600,000	621
Sears Holdings Corp., 6.625%, 10/15/18 144A	1,125,000	1,134
Target Corp., 6.50%, 10/15/37	405,000	496
Wal-Mart Stores, Inc., 3.625%, 7/8/20	355,000	371

Select Bond Portfolio

	Corporate Bonds (30.5%)	Shares/ $ Par	Value $ (000’s)

	Retail Stores continued
	Wal-Mart Stores, Inc., 4.875%, 7/8/40	3,390,000	3,462

	Total		12,050

	Telecommunications (1.5%)
	America Movil SAB de CV, 5.00%, 3/30/20	1,525,000	1,645
	AT&T Mobility LLC, 7.125%, 12/15/31	1,535,000	1,892
	AT&T, Inc., 2.50%, 8/15/15	1,180,000	1,202
	AT&T, Inc., 6.30%, 1/15/38	4,125,000	4,659
	AT&T, Inc., 8.00%, 11/15/31	1,470,000	1,966
	Qwest Corp., 8.375%, 5/1/16	155,000	183
	Rogers Communications, Inc., 6.375%, 3/1/14	625,000	720
	Rogers Communications, Inc., 6.80%, 8/15/18	500,000	618
	Telefonica Emisiones SAU, 5.877%, 7/15/19	855,000	978
	Verizon Communications, Inc., 5.85%, 9/15/35	3,135,000	3,378
	Verizon Communications, Inc., 6.25%, 4/1/37	425,000	480
	Verizon Communications, Inc., 6.35%, 4/1/19	1,180,000	1,440
	Vodafone Group PLC, 5.375%, 1/30/15	40,000	45
	Windstream Corp., 7.75%, 10/15/20 144A	1,690,000	1,703

	Total		20,909

	Tobacco (0.2%)
	Altria Group, Inc., 9.95%, 11/10/38	1,045,000	1,506
	Lorillard Tobacco Co., 8.125%, 6/23/19	800,000	916

	Total		2,422

	Vehicle Parts (0.0%)
	Johnson Controls, Inc., 6.00%, 1/15/36	360,000	395

	Total		395

	Total Corporate Bonds (Cost: $392,331)		416,817

	Governments (34.8%)

	Governments (34.8%)
(b)	Israel Government AID Bond, 5.50%, 4/26/24	1,910,000	2,374
(n)	Overseas Private Investment, 4.10%, 11/15/14	1,297,200	1,384
(e)	Tennesse Valley Authority Stripped, 0.00%, 4/15/42	3,600,000	3,658

	Governments (34.8%)	Shares/ $ Par	Value $ (000’s)

	Governments continued
	US Department of Housing & Urban Development, 6.08%, 8/1/13	4,000,000	4,187
(b)	US Department of Housing & Urban Development, 6.17%, 8/1/14	3,000,000	3,283
	US Treasury, 0.625%, 6/30/12	7,225,000	7,254
(g)	US Treasury, 0.625%, 7/31/12	37,408,000	37,564
	US Treasury, 0.75%, 9/15/13	1,000,000	1,003
(b)	US Treasury, 1.00%, 3/31/12	12,350,000	12,472
(b)	US Treasury, 1.125%, 6/15/13	1,700,000	1,724
(b)	US Treasury, 1.25%, 8/31/15	2,645,000	2,644
(b)	US Treasury, 1.375%, 3/15/13	120,900,000	123,385
(b)	US Treasury, 1.875%, 8/31/17	760,000	759
(b)	US Treasury, 2.50%, 3/31/15	69,503,000	73,700
(b)	US Treasury, 2.625%, 4/30/16	1,265,000	1,342
(g)	US Treasury, 2.625%, 8/15/20	65,685,000	66,301
(b)	US Treasury, 3.00%, 9/30/16	54,068,000	58,309
(b)	US Treasury, 3.25%, 5/31/16	1,240,000	1,357
(b)	US Treasury, 3.25%, 3/31/17	675,000	736
(g)	US Treasury, 3.50%, 5/15/20	10,388,000	11,276
(b)	US Treasury, 3.625%, 2/15/20	19,455,000	21,338
(b)	US Treasury, 4.375%, 5/15/40	5,040,000	5,661
(b)	US Treasury, 4.625%, 2/15/40	4,855,000	5,673
(b)	US Treasury, 5.50%, 8/15/28	15,307,000	19,854
(b)	US Treasury Inflation Index Bond, 2.00%, 4/15/12	4,213,601	4,360
(b)	US Treasury Inflation Index Bond, 2.625%, 7/15/17	4,205,416	4,849

	Total Governments (Cost: $456,524)		476,447

	Municipal Bonds (0.8%)	Shares/ $ Par	Value $ (000’s)

	Municipal Bonds (0.8%)
	American Municipal Power, Inc., Series 2010, 5.939%, 2/15/47 RB	870,000	891
	Dallas Area Rapid Transit, Series 2010B, 5.022%, 12/1/48 RB	1,740,000	1,747
	Illinois State Toll Highway Authority, Series A, 6.184%, 1/1/34 RB	280,000	299
	Metropolitan Transportation Authority, Series 2010C-1, 6.687%, 11/15/40 RB	1,140,000	1,245
	Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	550,000	686
	New Jersey State Turnpike Authority, Series 2009F, 7.414%, 1/1/40 RB	775,000	962
	New York City Municipal Water Finance Authority, Series AA, 5.44%, 6/15/43 RB	640,000	668
	New York City Municipal Water Finance Authority, Series AA-1, 5.75%, 6/15/41 RB	170,000	183
	State of California, Series 2009, 7.55%, 4/1/39 GO	950,000	1,033
	Texas Transportation Commission, Series 2010A, 4.681%, 4/1/40 GO	522,000	525
	The University of Texas System, Series 2010C, 4.794%, 8/15/46 RB	1,525,000	1,548
	The University of Texas System, Series 2009B, 6.276%, 8/15/41 RB	500,000	544

	Total Municipal Bonds (Cost: $9,720)		10,331

	Structured Products (31.7%)

	Structured Products (31.7%)
(b)	AEP Texas Central Transition Funding LLC, Series 2006-A, Class A5, 5.306%, 7/1/21	15,910,000	18,936
	Asset Securitization Corp., Series 1997-D5, Class PS1, 1.461%, 2/14/43 IO	23,501,807	671
	Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	1,405,320	1,003

Select Bond Portfolio

Structured Products (31.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	1,669,725	1,165
Banc of America Funding Corp., Series 2007-1, Class TA1A, 0.316%, 1/25/37	777,567	358
Banc of America Funding Corp., Series 2007-4, Class TA1A, 0.346%, 5/25/37	1,267,421	1,106
Banc of America Mortgage Securities, Inc., Series 2003-2, Class 1A5, 5.50%, 4/25/33	375,000	378
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A4, 5.17%, 8/1/19	1,730,000	2,039
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.887%, 12/10/49	5,502,000	5,890
Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB1, 5.50%, 8/25/34	621,643	626
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	597,992	598
Countrywide Alternative Loan Trust, Series 2003-J1, Class 1A8, 5.25%, 10/25/33	67,706	66
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	1,490,000	1,566
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A19, 6.00%, 8/25/37	2,000,436	1,773
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A9, 6.00%, 8/25/37	1,881,826	1,670
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 1.048%, 2/15/31 IO	10,058,401	342
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.545%, 10/15/30 IO 144A	6,173,594	175
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	1,029,418	1,087

	Structured Products (31.7%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	1,102,161	1,171
	Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	2,751,780	2,918
	Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	1,389,020	1,475
	Federal Home Loan Mortgage Corp., Series 3248, Class LN, 4.50%, 7/15/35	3,101,029	3,219
(b)	Federal Home Loan Mortgage Corp., 4.50%, 3/1/40	16,445,480	17,121
(b)	Federal Home Loan Mortgage Corp., 4.50%, 4/1/40	17,788,404	18,520
	Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	1,833,917	1,959
	Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	270,425	290
	Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	1,020,203	1,093
	Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	1,177,589	1,256
	Federal Home Loan Mortgage Corp., 5.00%, 4/1/22	393,336	417
	Federal Home Loan Mortgage Corp., 5.00%, 9/1/35	5,130,310	5,454
	Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	1,972,185	2,089
(b)	Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	17,092,755	18,066
	Federal Home Loan Mortgage Corp., 5.00%, 11/1/39	186,325	197
	Federal Home Loan Mortgage Corp., 5.00%, 12/1/39	1,697,274	1,798
(b)	Federal Home Loan Mortgage Corp., 5.00%, 3/1/40	8,936,688	9,394
	Federal Home Loan Mortgage Corp., 5.00%, 4/1/40	4,289,073	4,508
	Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	461,429	499
	Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	1,343,892	1,451

Structured Products (31.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	296,781	320
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	1,890,841	2,043
Federal Home Loan Mortgage Corp., 5.50%, 3/1/22	719,526	775
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	1,565,027	1,684
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	1,511,843	1,614
Federal Home Loan Mortgage Corp., 5.50%, 5/1/37	4,631,542	4,944
Federal Home Loan Mortgage Corp., 5.50%, 6/1/37	4,125,518	4,412
Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	3,992,409	4,506
Federal Home Loan Mortgage Corp., Series 2840, Class LK, 6.00%, 11/15/17	924,524	964
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	1,832,211	2,006
Federal Home Loan Mortgage Corp., 6.00%, 8/1/37	1,188,561	1,276
Federal Home Loan Mortgage Corp. TBA, 4.50%, 10/1/40	14,380,000	14,953
Federal National Mortgage Association, 4.00%, 6/1/19	652,147	691
Federal National Mortgage Association, 4.50%, 6/1/19	3,556,899	3,793
Federal National Mortgage Association, 4.50%, 8/1/19	636,100	676
Federal National Mortgage Association, 4.50%, 12/1/19	375,380	400
Federal National Mortgage Association, 4.50%, 7/1/20	1,515,912	1,607
Federal National Mortgage Association, 4.50%, 9/1/20	2,289,194	2,426
Federal National Mortgage Association, 4.50%, 9/1/24	3,367,783	3,545

Select Bond Portfolio

	Structured Products (31.7%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Federal National Mortgage Association, 5.00%, 3/1/20	1,223,081	1,313
	Federal National Mortgage Association, 5.00%, 4/1/20	500,560	537
	Federal National Mortgage Association, 5.00%, 5/1/20	5,206,677	5,559
	Federal National Mortgage Association, 5.00%, 5/1/23	4,395,869	4,664
	Federal National Mortgage Association, 5.00%, 3/1/34	442,358	470
	Federal National Mortgage Association, 5.00%, 4/1/35	1,500,106	1,609
	Federal National Mortgage Association, 5.00%, 7/1/35	2,634,207	2,825
	Federal National Mortgage Association, 5.00%, 10/1/35	1,660,556	1,779
	Federal National Mortgage Association, 5.00%, 2/1/38	1,675,000	1,765
	Federal National Mortgage Association, 5.32%, 4/1/14	1,645,576	1,806
	Federal National Mortgage Association, 5.38%, 1/1/17	1,954,000	2,212
	Federal National Mortgage Association, 5.50%, 4/1/21	989,181	1,066
	Federal National Mortgage Association, 5.50%, 9/1/34	826,412	886
	Federal National Mortgage Association, 5.50%, 3/1/35	3,297,879	3,586
	Federal National Mortgage Association, 5.50%, 7/1/35	754,137	809
	Federal National Mortgage Association, 5.50%, 8/1/35	1,723,067	1,850
(b)	Federal National Mortgage Association, 5.50%, 9/1/35	11,019,535	11,841
	Federal National Mortgage Association, 5.50%, 10/1/35	3,065,320	3,297
	Federal National Mortgage Association, 5.50%, 11/1/35	9,224,080	9,920
	Federal National Mortgage Association, 5.50%, 1/1/36	6,614,846	7,125

Structured Products (31.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.50%, 2/1/37	3,660,340	3,925
Federal National Mortgage Association, 5.50%, 3/1/37	1,145,753	1,228
Federal National Mortgage Association, 5.50%, 5/1/37	1,531,638	1,641
Federal National Mortgage Association, 5.50%, 6/1/37	276,791	297
Federal National Mortgage Association, 5.50%, 2/1/38	5,547,198	5,951
Federal National Mortgage Association, 5.50%, 3/1/38	509,388	545
Federal National Mortgage Association, 5.50%, 4/1/38	7,776,749	8,331
Federal National Mortgage Association, 5.50%, 5/1/38	10,858,917	11,624
Federal National Mortgage Association, 5.50%, 6/1/38	3,918,518	4,203
Federal National Mortgage Association, 5.50%, 7/1/38	534,064	573
Federal National Mortgage Association, 6.00%, 5/1/35	167,929	182
Federal National Mortgage Association, 6.00%, 6/1/35	31,836	35
Federal National Mortgage Association, 6.00%, 7/1/35	3,046,776	3,310
Federal National Mortgage Association, 6.00%, 10/1/35	705,812	767
Federal National Mortgage Association, 6.00%, 11/1/35	2,475,960	2,689
Federal National Mortgage Association, 6.00%, 6/1/36	2,583,198	2,802
Federal National Mortgage Association, 6.00%, 9/1/36	1,581,192	1,715
Federal National Mortgage Association, 6.00%, 1/1/37	10,798	12
Federal National
Mortgage Association,
6.00%, 6/1/37	23,456	25
Federal National Mortgage Association, 6.00%, 10/1/37	10,378	11

Structured Products (31.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 6.00%, 11/1/37	10,192,966	11,024
Federal National Mortgage Association, 6.00%, 1/1/38	7,867,715	8,456
Federal National Mortgage Association, 6.00%, 6/1/38	4,234,137	4,551
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	3,794,011	4,279
Federal National Mortgage Association, 6.50%, 10/1/36	1,089,424	1,193
Federal National Mortgage Association, 6.50%, 7/1/37	10,675,212	11,691
Federal National Mortgage Association, 6.50%, 9/1/37	4,943,607	5,420
Federal National Mortgage Association, 6.75%, 4/25/18	578,682	620
Federal National Mortgage Association Aces, Series 2006-M1, Class C, 5.355%, 2/25/16	6,949,000	7,688
Final Maturity Amortizing Notes, Series 2004-1, Class 1, 4.45%, 8/25/12	4,038,414	4,205
First Union National Bank Commercial Mortgage Trust, Series 1999-C4, Class E, 7.996%, 12/15/31 144A	1,689,647	1,689
Ford Credit Auto Owner Trust, Series 2009-E, Class D, 5.53%, 5/15/16 144A	6,900,000	7,344
Ford Credit Auto Owner Trust, Series 2009-D, Class D, 8.14%, 2/15/16 144A	5,500,000	6,227
GE Capital Credit Card Master Note Trust, Series 2009-4, Class A, 3.80%, 11/15/17	5,000,000	5,370
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR, Class CSA, 5.286%, 12/17/39 144A	600,000	601
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR1, Class GGA, 6.055%, 7/12/38 144A	600,000	671
Government National Mortgage Association, 5.50%, 10/15/31	42,927	46

Select Bond Portfolio

Structured Products (31.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Government National Mortgage Association, 5.50%, 11/15/31	10,869	12
Government National Mortgage Association, 5.50%, 12/15/31	112,982	123
Government National Mortgage Association, 5.50%, 1/15/32	431,523	466
Government National Mortgage Association, 5.50%, 2/15/32	115,908	125
Government National Mortgage Association, 5.50%, 3/15/32	110,945	120
Government National Mortgage Association, 5.50%, 4/15/32	8,495	9
Government National Mortgage Association, 5.50%, 7/15/32	22,966	25
Government National Mortgage Association, 5.50%, 9/15/32	2,247,459	2,431
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, 4.799%, 8/10/42	307,000	327
Greenwich Capital Commercial Funding Corp., Series 2006-FL4A, Class A1, 0.348%, 11/5/21 144A	231,014	225
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2009-RR1, Class A4A, 5.721%, 3/18/51 144A	12,233,000	13,304
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class A2, 6.53%, 7/14/16 144A	1,043,000	1,055
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class F, 7.272%, 7/14/16 144A	2,800,000	2,822
Louisiana Public Facilities Authority, Series 2008, Class A2, 5.75%, 2/1/19	833,000	941
Louisiana Public Facilities Authority, Series 2008, Class A3, 6.55%, 8/1/20	2,400,000	2,983
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	610,884	662
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	773,457	802

	Structured Products (31.7%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Merrill Lynch Alternative Note Asset Trust, Series 2007-A1, Class A2A, 0.326%, 1/25/37	1,715,816	719
	Mid-State Trust, Series 6, Class A3, 7.54%, 7/1/35	307,685	311
	Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4A, 6.002%, 8/12/45 144A	12,290,000	13,444
	Residential Funding Mortgage Securities I, Inc., Series 2003-S18, Class A1, 4.50%, 10/25/18	452,449	464
(n)	RMF Commercial Mortgage Pass-Through Certificates, Series 1997-1, Class F, 7.471%, 1/15/19 144A	402,773	322
	TBW Mortgage Backed Pass Through Certificates, Series 2007-1, Class A1, 0.346%, 3/25/37	1,060,631	897
	Thornburg Mortgage Securities Trust, Series 2007-1, Class A1, 0.366%, 3/25/37	1,503,680	1,431
	Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 0.376%, 10/25/46	2,037,196	2,020
	Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 0.386%, 6/25/37	2,460,134	2,413
	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-6, Class 4A, 6.783%, 11/25/34	735,233	678
	Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	560,490	566
	Wells Fargo Mortgage Backed Securities, Series 2003-12, Class A1, 4.75%, 11/25/18	147,929	153
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	689,788	703
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 1A1, 5.50%, 11/25/35	2,578,109	2,453

	Total Structured Products (Cost: $406,322)		433,845

	Short-Term Investments (9.4%)	Shares/ $ Par	Value $ (000’s)

	Electric Utilities (0.7%)
(b)	Duke Energy Corp., 0.30%, 10/6/10	10,000,000	10,000

	Total		10,000

	Energy (1.5%)
(b)	Sempra Global, 0.34%, 10/7/10	20,000,000	19,999

	Total		19,999

	Federal Government & Agencies (0.2%)
(b)	Federal Home Loan Bank, 0.18%, 10/20/10	3,000,000	3,000

	Total		3,000

	Finance Lessors (0.7%)
(b)	Gemini Securitization Corp. LLC, 0.24%, 10/12/10	10,000,000	9,999

	Total		9,999

	Finance Services (2.2%)
(b)	Alpine Securitization, 0.23%, 10/7/10	10,000,000	10,000
(b)	Ciesco LLC, 0.33%, 10/20/10	10,000,000	9,998
(b)	Liberty Street Funding LLC, 0.23%, 10/1/10	10,000,000	10,000

	Total		29,998

	Food Processors (0.4%)
(b)	Kellogg Co., 0.28%, 10/12/10	5,000,000	4,999

	Total		4,999

	Gas Pipelines (1.5%)
(b)	ONEOK Partners LP, 0.34%, 10/7/10	10,000,000	10,000
(b)	ONEOK Partners LP, 0.34%, 10/8/10	10,000,000	9,999

	Total		19,999

	Personal Credit Institutions (0.9%)
(b)	Old Line Funding LLC, 0.20%, 10/1/10	13,060,000	13,060

	Total		13,060

	Short Term Business Credit (0.7%)
(b)	Falcon Asset Securitization Co. LLC, 0.23%, 10/14/10	10,000,000	9,999

	Total		9,999

	Utilities (0.6%)
(b)	American Electric Power Co., 0.32%, 10/12/10	8,000,000	7,999

	Total		7,999

	Total Short-Term Investments
	(Cost: $129,052)		129,052

	Total Investments (107.2%) (Cost: $1,393,949)(a)		1,466,492

	Other Assets, Less Liabilities (-7.2%)		(99,086)

	Net Assets (100.0%)		1,367,406

Select Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010 the value of these securities (in thousands) was $128,804 representing 9.42% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

(a)	At September 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $1,393,949 and the net unrealized appreciation of investments based on that cost was $72,543 which is comprised of $76,710 aggregate gross unrealized appreciation and $4,167 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Long Bond (CBT) Commodity (Long) (Total Notional Value at September 30, 2010, $28,222)	210	12/10	$(142)
US Ten Year Treasury Note (Short) (Total Notional Value at September 30, 2010, $90,675)	722	12/10	(333)
US Two Year Treasury Note (Short) (Total Notional Value at September 30, 2010, $383,455)	1,749	12/10	(428)
US Ultra 30 Year Bond Commodity (Long) (Total Notional Value at September 30, 2010, $31,644)	220	12/10	(563)

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond

(g)	All or a portion of the securities have been loaned.

(h)	Forward foreign currency contracts outstanding on September 30, 2010.

Type	CounterParty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Barclays Bank PLC	AUD	6,123	10/10	$—	$(99)	$(99)
Sell	Barclays Bank PLC	BRL	6,995	12/10	—	(176)	(176)
Sell	Barclays Bank PLC	BRL	3,492	1/11	—	(42)	(42)
Sell	Barclays Bank PLC	CAD	5,255	12/10	8	—	8
Sell	Barclays Bank PLC	MXN	122,610	10/10	—	(88)	(88)

					$8	$(405)	$(397)

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

MXN — Mexican New Peso

(n)	At September 30, 2010 portfolio securities with an aggregate value of $4,100 (in thousands) were valued with reference to securities whose values are more readily available.

Select Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2010.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$476,447	$-
Foreign Bonds	-	50,051	-
Municipal Bonds	-	10,331	-
Corporate Bonds	-	366,766	-
Structured Products	-	433,523	322
Short-Term Investments	-	129,052	-
Other Financial Instruments^	-	8	-
Liabilities:
Other Financial Instruments^	(1,466)	(405)	-

Total	$(1,466)	$1,465,773	$322

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Long-Term U.S. Government Bond Portfolio

Schedule of Investments

September 30, 2010 (unaudited)

Corporate Bonds (1.6%)	Shares/ $ Par	Value $ (000’s)

Banking (0.4%)
Credit Suisse USA, Inc., 0.576%, 8/16/11	300,000	300
The Goldman Sachs Group, Inc., 0.604%, 2/6/12	200,000	199

Total		499

Electronics (0.3%)
Hewlett-Packard Co., 0.407%, 3/1/12	300,000	300

Total		300

Oil & Gas Field Machine and Services (0.3%)
Cal Dive I - Title XI, Inc., 4.93%, 2/1/27	340,364	376

Total		376

Property and Casualty Insurance (0.6%)
American International Group, Inc., 5.85%, 1/16/18	600,000	621

Total		621

Total Corporate Bonds (Cost: $1,622)		1,796

Governments (90.0%)

Governments (90.0%)
Egypt Government AID Bonds, 4.45%, 9/15/15	1,400,000	1,588
Federal Home Loan Mortgage Corp., 4.50%, 2/10/20	2,900,000	2,941
Federal Home Loan Mortgage Corp., 5.00%, 7/15/14	1,200,000	1,368
Federal Home Loan Mortgage Corp. Stripped, 0.00%, 9/15/29	1,500,000	658
Federal National Mortgage Association, 5.375%, 4/11/22	400,000	425
Federal National Mortgage Association, 5.625%, 4/17/28	100,000	120
Federal National Mortgage Association, 5.625%, 7/15/37	500,000	615
Federal National Mortgage Association, 6.21%, 8/6/38	100,000	132
Financing Corp., 8.60%, 9/26/19	700,000	1,012
Financing Corp. Stripped, 0.00%, 12/27/18	500,000	399

Governments (90.0%)	Shares/ $ Par	Value $ (000’s)

Governments continued
Financing Corp. Stripped, 0.00%, 9/26/19	1,300,000	993
Israel Government AID Bond, 0.00%, 5/15/21	200,000	139
Israel Government AID Bond, 0.00%, 2/15/23	100,000	63
Israel Government AID Bond, 0.00%, 5/15/23	500,000	312
Israel Government AID Bond, 5.50%, 9/18/23	600,000	741
Israel Government AID Bond, 5.50%, 12/4/23	300,000	371
Israel Government AID Bond, 5.50%, 4/26/24	100,000	124
Israel Government AID Bond, 5.50%, 9/18/33	300,000	362
Residual Funding Corp. Stripped, 0.00%, 10/15/19	4,400,000	3,384
Residual Funding Corp. Stripped, 0.00%, 10/15/20	1,800,000	1,318
Residual Funding Corp. Stripped, 0.00%, 1/15/30	1,200,000	561
Residual Funding Corp. Stripped, 0.00%, 4/15/30	2,000,000	924
Resolution Funding Corp. Stripped, 0.00%, 7/15/19	2,300,000	1,787
Resolution Funding Corp. Stripped, 0.00%, 1/15/20	700,000	530
Resolution Funding Corp. Stripped, 0.00%, 4/15/28	400,000	199
Tennessee Valley Authority, 4.625%, 9/15/60	300,000	313
Tennessee Valley Authority, 5.375%, 4/1/56	1,100,000	1,316
Tennessee Valley Authority, 5.88%, 4/1/36	1,000,000	1,255
US Treasury, 3.875%, 8/15/40	600,000	620
US Treasury, 4.25%, 5/15/39	1,300,000	1,429
US Treasury, 4.375%, 11/15/39	6,200,000	6,956
US Treasury, 4.375%, 5/15/40	300,000	337
US Treasury, 4.50%, 8/15/39	3,400,000	3,893
US Treasury, 4.625%, 2/15/40	350,000	409
US Treasury, 5.25%, 11/15/28	8,800,000	11,118

	Governments (90.0%)	Shares/ $ Par	Value $ (000’s)

	Governments continued
	US Treasury, 6.125%, 11/15/27	5,700,000	7,870
	US Treasury, 6.25%, 8/15/23	4,200,000	5,688
	US Treasury, 8.00%, 11/15/21	2,500,000	3,771
	US Treasury, 8.75%, 8/15/20	600,000	927
	US Treasury Inflation Index Bond, 2.375%, 1/15/25	173,486	200
	US Treasury Inflation Index Bond, 2.375%, 1/15/27	432,420	499
	US Treasury Inflation Index Bond, 2.50%, 1/15/29	101,542	120
	US Treasury Inflation Index Bond, 3.875%, 4/15/29	132,615	184
	US Treasury Stripped, 0.00%, 8/15/20	1,000,000	756
	US Treasury Stripped, 0.00%, 2/15/21	1,100,000	816
	US Treasury Stripped, 0.00%, 11/15/21	4,800,000	3,438
	US Treasury Stripped, 0.00%, 8/15/22	8,250,000	5,691
	US Treasury Stripped, 0.00%, 8/15/26	1,000,000	570
	US Treasury Stripped, 0.00%, 2/15/27	700,000	389
	US Treasury Stripped, 0.00%, 5/15/28	4,500,000	2,353
	US Treasury Stripped, 0.00%, 8/15/28	800,000	413
(k)	US Treasury Stripped, 0.00%, 5/15/30	17,350,000	8,460
	US Treasury Stripped, 0.00%, 5/15/32	800,000	346
	US Treasury Stripped, 0.00%, 2/15/38	5,600,000	1,922
	US Treasury Stripped, 0.00%, 11/15/38	800,000	258
(k)	US Treasury Stripped, 0.00%, 5/15/39	24,000,000	7,690
	Total Governments (Cost: $97,253)		101,073

Long-Term U.S. Government Bond Portfolio

Municipal Bonds (0.6%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds (0.6%)
Iowa State Special Obligation Build America Bonds, , 6.75%, 6/1/34 RB	400,000	441
Poway Unified Public School District, , 4.50%, 9/15/37 RB, AMBAC	200,000	175
Puerto Rico Sales Tax Financing Corp., Series A, 0.00%, 8/1/54 RB, AMBAC	1,600,000	106

Total Municipal Bonds (Cost: $742)		722

Structured Products (7.3%)

Structured Products (7.3%)
American Home Mortgage Investment Trust, Series 2005-3, Class 2A2, 2.159%, 9/25/35	36,286	36
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-2, Class 21A, 2.972%, 5/25/34	5,877	6
Chase Issuance Trust, Series 2007-A1, Class A1, 0.277%, 3/15/13	200,000	200
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB5, Class 2A1, 3.069%, 4/20/35	21,447	20
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3, 2.494%, 7/25/33	6,065	6
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 2.682%, 8/25/33	7,942	8
Federal Home Loan Mortgage Corp., Series 3346, Class FA, 0.487%, 2/15/19	90,838	91
Federal Home Loan Mortgage Corp., Series 3203, Class ZW, 5.00%, 11/15/35	367,795	395
Federal Home Loan Mortgage Corp., Series 2752, Class EZ, 5.50%, 2/15/34	717,565	784
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-61, Class 1A1, 1.786%, 7/25/44	34,848	35

Structured Products (7.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, Series 2007-114, Class A6, 0.456%, 10/27/37	100,000	100
Federal National Mortgage Association, Series 2007-39, Class NZ, 4.25%, 5/25/37	231,197	238
Federal National Mortgage Association, 5.00%, 6/1/35	718,286	761
Federal National Mortgage Association, 5.00%, 2/1/36	1,281,997	1,355
Federal National Mortgage Association, 5.50%, 1/1/38	489,709	521
Federal National Mortgage Association, 5.50%, 2/1/38	568,808	605
Federal National Mortgage Association, 5.50%, 4/1/38	66,519	71
Federal National Mortgage Association, 5.50%, 6/1/38	128,124	136
General Motors Acceptance Corp. Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A, 3.176%, 6/25/34	19,916	17
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.932%, 2/12/49	100,000	110
Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 1.448%, 4/25/38	319,768	321
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 0.796%, 7/9/21 144A	399,918	372
Merrill Lynch Mortgage Investors, Inc., Series 2003-A3, Class 1A, 2.423%, 5/25/33	16,261	17
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 3A, 2.953%, 5/25/33	9,257	9
MLCC Mortgage Investors, Inc., Series 2005-3, Class 4A,
0.506%, 11/25/35	47,354	40
MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A,
2.009%, 10/25/35	41,680	38
SLM Student Loan Trust, Series 2006-6, Class A1, 0.488%, 10/25/18	19,181	19

	Structured Products (7.3%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	SLM Student Loan Trust, Series 2006-9, Class A2,
	0.498%, 4/25/17	8,812	9
	SLM Student Loan Trust, Series 2007-2, Class A2,
	0.498%, 7/25/17	461,522	459
	SLM Student Loan Trust, Series 2008-7, Class A2,
	0.998%, 10/25/17	200,000	200
	SLM Student Loan Trust, Series 2003-7A, Class A5A,
	1.492%, 12/15/33 144A	250,000	255
	SLM Student Loan Trust, Series 2008-9, Class A, 1.998%, 4/25/23	516,599	534
	South Carolina Student Loan Corp., Series 2008-1, Class A2, 0.847%, 3/1/18	392,249	388
	Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, 0.587%, 10/19/34	13,308	12
	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR1, Class A, 2.786%, 3/25/34	62,573	60

	Total Structured Products (Cost: $7,760)		8,228

	Short-Term Investments (37.5%)

	Government (1.0%)
(b)	United States Treasury Bill,
	0.13%, 10/21/10	1,100,000	1,100

	Total		1,100

	Other Holdings (1.6%)
(k)	JPMorgan Money Market Fund	1,798,624	1,799

	Total		1,799

Long-Term U.S. Government Bond Portfolio

	Short-Term Investments (37.5%)	Shares/ $ Par	Value $ (000’s)

	Repuchase Agreements (34.9%)
(k)	US Treasury Repurchase, 0.19%, dated 9/28/10, due 10/8/10, (collateralized by US Treasury Bill, 8.75%, 8/15/20, valued at $5,674,378, repurchase proceeds of $5,600,000)	5,600,000	5,600
(b)	US Treasury Repurchase, 0.19%, dated 9/30/10, due 10/1/10, (collateralized by US Treasury Bill, 6.00%, 2/15/26, valued at $11,365,401, repurchase proceeds of $11,200,000)	11,200,000	11,200
(k)	US Treasury Repurchase, 0.20%, dated 9/30/10, due 10/1/10, (collateralized by US Treasury Bill, 3.375%, 2/15/20, valued at $11,403,640, repurchase proceeds of $11,200,000)	11,200,000	11,200
(k)	US Treasury Repurchase, 0.26%, dated 9/30/10, due 10/1/10, (collateralized by US Treasury Bill, 8.75%, 8/15/20, valued at $11,370,391, repurchase proceeds of $11,200,000)	11,200,000	11,200

	Total		39,200

	Total Short-Term Investments (Cost: $42,099)		42,099

	Total Investments (137.0%) (Cost: $149,476)(a)		153,918

	Other Assets, Less Liabilities (-37.0%)		(41,610)

	Net Assets (100.0%)		112,308

Long-Term U.S. Government Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010 the value of these securities (in thousands) was $627 representing 0.56% of the net assets.

RB — Revenue Bond

AMBAC — American Municipal Bond Assurance Corp.

(a)	At September 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $149,476 and the net unrealized appreciation of investments based on that cost was $4,442 which is comprised of $4,761 aggregate gross unrealized appreciation and $319 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
90 Day Euro $ Commodity Future (Long) (Total Notional Value at September 30, 2010, $17,782)	72	12/10	$153
90 Day Euro $ Commodity Future (Long) (Total Notional Value at September 30, 2010, $6,173)	25	9/11	41
US Ten Year Treasury Note (Long) (Total Notional Value at September 30, 2010, $11,398)	91	12/10	72

(k)	Securities with an aggregate value of $45,949 (in thousands) has been pledged as collateral for delayed delivery securities or short sales on September 30, 2010.

(o)	Short sales outstanding on September 30, 2010.

Description	Coupon	Maturity Date	Principal Amount (000’s)	Proceeds (000’s)	Value (000’s)
Federal National Mortgage Association TBA	5.00%	10/40	$2,000	$ 2,117	$ 2,105
Federal National Mortgage Association TBA	5.50%	11/40	1,000	1,063	1,062

Long-Term U.S. Government Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2010.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:

US Government & Agency Bonds	$-	$101,073	$-

Municipal Bonds	-	722	-

Corporate Bonds	-	1,796	-

Structured Products	-	8,228	-

Short-Term Investments	-	42,099	-

Other Financial Instruments^	266	(3,167)	-

Total	$266	$150,751	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Inflation Protection Portfolio

Schedule of Investments

September 30, 2010 (unaudited)

Corporate Bonds (29.4%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (0.2%)
L-3 Communications Corp., 5.20%, 10/15/19	50,000	54
L-3 Communications Corp., 6.375%, 10/15/15	150,000	155
United Technologies Corp., 5.70%, 4/15/40	110,000	126

Total		335

Banking (4.0%)
Bank of America Corp., 6.50%, 8/1/16	160,000	180
The Bear Stearns Cos. LLC, 4.19%, 1/10/14	70,000	70
Citigroup Funding, Inc., 1.875%, 10/22/12	2,000,000	2,051
Citigroup Funding, Inc., 2.125%, 7/12/12	1,000,000	1,028
Citigroup, Inc., 6.01%, 1/15/15	140,000	154
Credit Suisse AG, 5.40%, 1/14/20	30,000	32
Credit Suisse/New York NY, 5.30%, 8/13/19	110,000	122
Credit Suisse/New York NY, 5.50%, 5/1/14	150,000	168
The Goldman Sachs Group, Inc., 5.375%, 3/15/20	70,000	74
The Goldman Sachs Group, Inc., 7.50%, 2/15/19	130,000	155
The International Bank for Reconstruction & Development, 7.625%, 1/19/23	500,000	726
Kreditanstalt fuer Wiederaufbau, 4.75%, 5/15/12	500,000	533
Morgan Stanley, 4.20%, 11/20/14	110,000	114
Morgan Stanley, 7.30%, 5/13/19	120,000	138
PNC Bank, N.A., 6.00%, 12/7/17	100,000	112

Total		5,657

Beverage/Bottling (0.5%)
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19 144A	120,000	149

Corporate Bonds (29.4%)	Shares/ $ Par	Value $ (000’s)

Beverage/Bottling continued
The Coca-Cola Co., 3.625%, 3/15/14	100,000	108
Coca-Cola Enterprises, Inc., 4.25%, 3/1/15	100,000	111
Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/18	150,000	186
PepsiCo, Inc., 3.10%, 1/15/15	110,000	117

Total		671

Cable/Media/Broadcasting/Satellite (0.7%)
CBS Corp., 5.75%, 4/15/20	120,000	133
Comcast Corp., 5.90%, 3/15/16	70,000	81
DIRECTV Holdings LLC, 3.55%, 3/15/15	150,000	156
NBC Universal, Inc., 4.375%, 4/1/21 144A	140,000	142
News America, Inc., 6.90%, 8/15/39	110,000	130
Time Warner Cable, Inc., 5.40%, 7/2/12	60,000	64
Time Warner Cable, Inc., 6.75%, 7/1/18	160,000	191
Time Warner, Inc., 4.875%, 3/15/20	110,000	119

Total		1,016

Conglomerate/Diversified Manufacturing (0.1%)
The Dow Chemical Co., 8.55%, 5/15/19	60,000	76
General Electric Co., 5.25%, 12/6/17	60,000	67

Total		143

Electric Utilities (0.5%)
CMS Energy Corp., 4.25%, 9/30/15	50,000	50
Dominion Resources, Inc., 6.40%, 6/15/18	140,000	171
Duke Energy Ohio, Inc., 2.10%, 6/15/13	70,000	72
Exelon Generation Co. LLC, 4.00%, 10/1/20	80,000	80
FirstEnergy Solutions Corp., 6.05%, 8/15/21	90,000	96
Pacific Gas & Electric Co., 5.80%, 3/1/37	70,000	78
PG&E Corp., 5.75%, 4/1/14	50,000	56
Sempra Energy, 6.50%, 6/1/16	50,000	60

Total		663

Corporate Bonds (29.4%)	Shares/ $ Par	Value $ (000’s)

Electronics (0.1%)
Cisco Systems, Inc., 5.90%, 2/15/39	100,000	115

Total		115

Food Processors (0.3%)
Kraft Foods, Inc., 5.375%, 2/10/20	250,000	279
Kraft Foods, Inc., 6.50%, 2/9/40	80,000	94
Mead Johnson Nutrition Co., 5.90%, 11/1/39	40,000	45

Total		418

Gas Pipelines (0.1%)
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	150,000	162

Total		162

Health Care/Pharmaceuticals (0.5%)
Abbott Laboratories, 5.30%, 5/27/40	60,000	65
Amgen, Inc., 5.85%, 6/1/17	90,000	108
Medtronic, Inc., 3.00%, 3/15/15	200,000	212
Pfizer, Inc., 6.20%, 3/15/19	110,000	135
Pfizer, Inc., 7.20%, 3/15/39	100,000	136
Roche Holdings, Inc., 6.00%, 3/1/19 144A	90,000	109

Total		765

Independent Finance (0.9%)
Ally Financial, Inc., 2.20%, 12/19/12	850,000	879
General Electric Capital Corp., 3.50%, 6/29/15	50,000	52
General Electric Capital Corp., 5.625%, 9/15/17	200,000	223
General Electric Capital Corp., 6.00%, 8/7/19	60,000	68

Total		1,222

Information/Data Technology (0.2%)
Adobe Systems, Inc., 3.25%, 2/1/15	100,000	105
Xerox Corp., 6.35%, 5/15/18	100,000	116

Total		221

Life Insurance (0.3%)
Prudential Financial, Inc., 3.69%, 2/10/12	200,000	200
Prudential Financial, Inc., 3.82%, 3/10/15	240,000	239

Total		439

Inflation Protection Portfolio

	Corporate Bonds (29.4%)	Shares/ $ Par	Value $ (000’s)

	Metals/Mining (0.2%)
	Anglo American Capital PLC, 4.45%, 9/27/20 144A	30,000	31
	Newmont Mining Corp., 6.25%, 10/1/39	120,000	137
	Rio Tinto Finance USA, Ltd., 5.875%, 7/15/13	70,000	78

	Total		246

	Natural Gas Distributors (0.1%)
	Chesapeake Energy Corp., 7.625%, 7/15/13	70,000	76

	Total		76

	Oil and Gas (0.7%)
	Chevron Corp., 3.95%, 3/3/14	100,000	109
	ConocoPhillips, 4.75%, 2/1/14	260,000	290
	Enterprise Products Operating LLC, 3.70%, 6/1/15	80,000	84
	Enterprise Products Operating LLC, 4.60%, 8/1/12	190,000	200
	Enterprise Products Operating LLC, 6.45%, 9/1/40	100,000	111
	Shell International Finance BV, 4.30%, 9/22/19	110,000	121
	Talisman Energy, Inc., 7.75%, 6/1/19	50,000	64
	XTO Energy, Inc., 6.50%, 12/15/18	70,000	89

	Total		1,068

	Other Holdings (18.5%)
(f)	Bundesobligation Inflation Linked, 2.25%, 4/15/13	2,721,105	3,948
(f)	Canadian Government Bond, 4.25%, 12/1/26	1,992,465	2,859
(f)	France Government Bond OAT, 2.25%, 7/25/20	2,305,787	3,543
(f)	Italy Buoni Poliennali Del Tesoro, 2.35%, 9/15/19	2,313,853	3,221
(f)	Japanese Government CPI Linked Bond, 1.10%, 12/10/16	186,238,000	2,219
(f)	United Kingdom Gilt Inflation Linked, 1.25%, 11/22/17	1,732,230	2,967
(f)	United Kingdom Gilt Inflation Linked, 2.50%, 8/16/13	1,050,000	4,577
(f)	United Kingdom Gilt Inflation Linked, 2.50%, 7/26/16	595,000	2,935

	Total		26,269

	Paper and Forest Products (0.1%)
	International Paper Co., 9.375%, 5/15/19	130,000	169

	Total		169

Corporate Bonds (29.4%)	Shares/ $ Par	Value $ (000’s)

Railroads (0.1%)
Union Pacific Corp., 7.875%, 1/15/19	110,000	144

Total		144

Real Estate Investment Trusts (0.0%)
ProLogis, 7.375%, 10/30/19	40,000	40

Total		40

Restaurants (0.1%)
Yum! Brands, Inc., 5.30%, 9/15/19	100,000	111

Total		111

Retail Food and Drug (0.2%)
CVS Caremark Corp., 6.60%, 3/15/19	170,000	206
Medco Health Solutions, Inc., 4.125%, 9/15/20	110,000	112

Total		318

Technology (0.2%)
Oracle Corp., 5.75%, 4/15/18	200,000	238

Total		238

Telecommunications (0.7%)
AT&T, Inc., 5.10%, 9/15/14	100,000	112
AT&T, Inc., 6.55%, 2/15/39	110,000	128
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	100,000	113
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	60,000	82
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	130,000	159
Telecom Italia Capital SA, 6.175%, 6/18/14	160,000	177
Verizon Communications, Inc., 6.10%, 4/15/18	150,000	178
Windstream Corp., 7.875%, 11/1/17	100,000	104

Total		1,053

Yankee Sovereign (0.1%)
The Republic of Italy, 3.125%, 1/26/15	120,000	122

Total		122

Total Corporate Bonds (Cost: $39,612)		41,681

Governments (64.3%)	Shares/ $ Par	Value $ (000’s)

Governments (64.3%)
Farmer Mac Guaranteed Notes Trust, 5.125%, 4/19/17 144A	500,000	561
Federal Home Loan Banks, 4.875%, 5/17/17	755,000	885
Federal Home Loan Mortgage Corp., 4.875%, 6/13/18	5,050,000	5,933
Federal National Mortgage Association, 5.625%, 7/15/37	600,000	738
Federal National Mortgage Association, 6.625%, 11/15/30	3,700,000	5,090
Israel Government AID Bond, 0.00%, 11/1/14	500,000	470
Tennessee Valley Authority Generic Stripped, 0.00%, 11/1/12	251,000	245
US Treasury Inflation Index Bond, 0.50%, 4/15/15	628,744	646
US Treasury Inflation Index Bond, 1.25%, 4/15/14	1,699,715	1,788
US Treasury Inflation Index Bond, 1.25%, 7/15/20	1,399,090	1,468
US Treasury Inflation Index Bond, 1.375%, 7/15/18	404,396	433
US Treasury Inflation Index Bond, 1.375%, 1/15/20	2,117,115	2,250
US Treasury Inflation Index Bond, 1.625%, 1/15/15	2,597,459	2,776
US Treasury Inflation Index Bond, 1.625%, 1/15/18	832,512	903
US Treasury Inflation Index Bond, 1.75%, 1/15/28	3,897,197	4,131
US Treasury Inflation Index Bond, 1.875%, 7/15/13	741,875	788

Inflation Protection Portfolio

	Governments (64.3%)	Shares/ $ Par	Value $ (000’s)

	Governments continued
	US Treasury Inflation Index Bond, 1.875%, 7/15/15	392,287	426
	US Treasury Inflation Index Bond, 1.875%, 7/15/19	3,982,017	4,414
	US Treasury Inflation Index Bond, 2.00%, 4/15/12	913,198	945
	US Treasury Inflation Index Bond, 2.00%, 1/15/14	2,359,740	2,531
	US Treasury Inflation Index Bond, 2.00%, 7/15/14	1,503,551	1,626
	US Treasury Inflation Index Bond, 2.00%, 1/15/16	3,762,086	4,123
	US Treasury Inflation Index Bond, 2.00%, 1/15/26	4,283,799	4,711
	US Treasury Inflation Index Bond, 2.125%, 1/15/19	2,386,237	2,686
	US Treasury Inflation Index Bond, 2.125%, 2/15/40	3,570,621	3,990
	US Treasury Inflation Index Bond, 2.375%, 1/15/17	4,107,990	4,631
(k)	US Treasury Inflation Index Bond, 2.375%, 1/15/25	3,932,338	4,522
	US Treasury Inflation Index Bond, 2.375%, 1/15/27	3,324,229	3,837
	US Treasury Inflation Index Bond, 2.50%, 7/15/16	3,022,628	3,423
	US Treasury Inflation Index Bond, 2.50%, 1/15/29	2,970,104	3,504
	US Treasury Inflation Index Bond, 2.625%, 7/15/17	2,708,591	3,123
	US Treasury Inflation Index Bond, 3.00%, 7/15/12	1,030,634	1,094
	US Treasury Inflation Index Bond, 3.375%, 4/15/32	1,651,956	2,231
	US Treasury Inflation Index Bond, 3.625%, 4/15/28	3,369,750	4,507

Governments (64.3%)	Shares/ $ Par	Value $ (000’s)

Governments continued
US Treasury Inflation Index Bond, 3.875%, 4/15/29	4,111,065	5,717

Total Governments (Cost: $84,905)		91,146

Municipal Bonds (0.1%)

Bay Area Toll Authority, Series S-1, 6.918%, 4/1/40 RB	60,000	65
Los Angeles Department of Water & Power, Series A, 5.716%, 7/1/39 RB	30,000	31
New York State Dormitory Authority, Series 2009F, 5.628%, 3/15/39 RB	30,000	31
State of Texas, Series 2009A, 5.517%, 4/1/39 GO	60,000	68

Total		195

Total Municipal Bonds (Cost: $180)		195

Structured Products (3.7%)

Structured Products (3.7%)
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	274,781	277
Banc of America Mortgage Securities, Inc., Series 2004-4, Class 2A1, 5.50%, 5/25/34	279,852	287
Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-35, Class 1A3, 5.00%, 9/25/18	210,777	218
Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-J13, Class 1A1, 5.25%, 1/25/34	212,773	217
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, 0.530%, 4/15/22 144A	372,987	329

Structured Products (3.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, 4.799%, 8/10/42	100,000	106
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/39	700,000	753
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, 5.396%, 8/10/38	650,000	709
LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class A3, 3.85%, 5/15/27	177,254	183
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, 5.017%, 9/15/40	300,000	304
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class B, 6.575%, 3/15/34	300,000	318
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2007-LLFA, Class A1, 0.650%, 6/15/22 144A	371,972	351
Wachovia Bank Commercial Mortgage Trust, Series 2003-C6, Class A3, 4.957%, 8/15/35	168,631	170
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4, 5.418%, 1/15/45	500,000	540
Wells Fargo Mortgage Backed Securities, Series 2007-3, Class 3A1, 5.50%, 4/25/22	293,144	299
Wells Fargo Mortgage Backed Securities, Series 2007-AR10, Class 1A1, 6.214%, 1/25/38	266,825	276

Total Structured Products (Cost: $5,293)		5,337

Inflation Protection Portfolio

	Short-Term Investments (3.7%)	Shares/ $ Par	Value $(000’s)

	Miscellaneous Business Credit Institutions (3.7%)
	Charta LLC, 0.19%, 10/1/10	5,193,000	5,193

	Total		5,193

	Other Holdings (0.0%)
(m)	JPMorgan Money Market Fund	331	—

	Total		—

	Total Short-Term Investments
	(Cost: $5,193)		5,193

	Total Investments (101.2%) (Cost: $135,183)(a)		143,552

	Other Assets, Less Liabilities (-1.2%)		(1,761)

	Net Assets (100.0%)		141,791

Inflation Protection Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010 the value of these securities (in thousands) was $1,672 representing 1.18% of the net assets.

GO — General Obligation

RB — Revenue Bond

(a)	At September 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $135,183 and the net unrealized appreciation of investments based on that cost was $8,369 which is comprised of $8,503 aggregate gross unrealized appreciation and $134 aggregate gross unrealized depreciation.

(f)	Foreign Bond

(h)	Forward foreign currency contracts outstanding on September 30, 2010.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank PLC	CAD	2,804	10/10	$—	$(16)	$(16)
Sell	Barclays Bank PLC	EUR	7,801	10/10	—	(447)	(447)
Sell	HSBC Bank PLC	EUR	140	10/10	—	(6)	(6)
Sell	Barclays Bank PLC	GBP	879	10/10	20	—	20
Sell	HSBC Bank PLC	GBP	5880	10/10	—	(104)	(104)
Sell	HSBC Bank PLC	JPY	906	10/10	—	— (m)	— (m)
Sell	Westpac Banking	JPY	183,885	10/10	—	(100)	(100)

					$20	$(673)	$(653)

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

(j)	Swap agreements outstanding on September 30, 2010.

Total Return Swaps

Counterparty	Reference	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Bank of America, N.A.	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Synthetic Total Return Calculation at Maturity	CPURNSA Index Total Return at Maturity	5/13	2,500	$(243)
Bank of America, N.A.	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Synthetic Total Return Calculation at Maturity	CPURNSA Index Total Return at Maturity	7/13	1,725	(197)
Bank of America, N.A.	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Synthetic Total Return Calculation at Maturity	CPURNSA Index Total Return at Maturity	4/18	2,000	(90)
Bank of America, N.A.	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Synthetic Total Return Calculation at Maturity	CPURNSA Index Total Return at Maturity	3/19	2,000	(96)
Bank of America, N.A.	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Synthetic Total Return Calculation at Maturity	CPURNSA Index Total Return at Maturity	2/20	2,800	(158)
Bank of America, N.A.	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Synthetic Total Return Calculation at Maturity	CPURNSA Index Total Return at Maturity	4/22	3,000	(162)

Inflation Protection Portfolio

Bank of America, N.A.	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Synthetic Total Return Calculation at Maturity	CPURNSA Index Total Return at Maturity	2/30	2,700	(286)
Barclays Bank PLC	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Synthetic Total Return Calculation at Maturity	CPURNSA Index Total Return at Maturity	8/12	2,500	(155)
Barclays Bank PLC	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Synthetic Total Return Calculation at Maturity	CPURNSA Index Total Return at Maturity	6/14	1,000	(93)
Barclays Bank PLC	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Synthetic Total Return Calculation at Maturity	CPURNSA Index Total Return at Maturity	8/17	2,000	(200)
Barclays Bank PLC	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Synthetic Total Return Calculation at Maturity	CPURNSA Index Total Return at Maturity	12/27	1,700	(187)

						$(1,867)

(k)	Cash or securities with an aggregate value of $4,522 (in thousands) has been pledged as collateral for swap contracts outstanding on September 30, 2010.

(m)	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2010.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$91,146	$-
Foreign Bonds	-	26,391	-
Municipal Bonds	-	195	-
Corporate Bonds	-	15,290	-
Structured Products	-	5,337	-
Short-Term Investments	-	5,193	-
Other Financial Instruments^	-	20	-
Liabilities:
Other Financial Instruments^	-	(2,540)	-
Total	$-	$141,032	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

High Yield Bond Portfolio

Schedule of Investments

September 30, 2010 (unaudited)

	Common Stocks (0.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (0.5%)
(p)*	Charter Communications, Inc. - Class A	37,604	1,260
*	Dex One Corp.	26,256	322

	Total		1,582

	Materials (0.3%)
*	Smurfit-Stone Container Corp.	52,681	968

	Total		968

	Total Common Stocks (Cost: $3,182)		2,550

	Preferred Stocks (0.3%)

	Financials (0.3%)
	Ally Financial, Inc., 7.00%, 12/31/11 144A	995	895

	Total		895

	Total Preferred Stocks (Cost: $621)		895

	Bonds (93.2%)

	Aerospace/Defense (1.6%)
	Alliant Techsystems, Inc., 6.875%, 9/15/20	255,000	259
	BE Aerospace, Inc., 6.875%, 10/1/20	615,000	627
	Bombardier, Inc., 7.75%, 3/15/20 144A	1,240,000	1,339
	Colt Defense LLC/Colt Finance Corp., 8.75%, 11/15/17 144A	815,000	599
	DynCorp International, Inc., 10.375%, 7/1/17 144A	460,000	458
(c)	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 8.875%, 4/1/15	1,002,725	751
	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 9.75%, 4/1/17	860,000	509
	Triumph Group, Inc., 8.625%, 7/15/18	610,000	656

	Total		5,198

	Autos/Vehicle Parts (5.2%)
	Accuride Corp., 9.50%, 8/1/18 144A	120,000	126

	Bonds (93.2%)	Shares/ $ Par	Value $ (000’s)

	Autos/Vehicle Parts continued
	American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 144A	810,000	887
	American Axle & Manufacturing, Inc., 7.875%, 3/1/17	1,055,000	1,046
	Cooper-Standard Automotive, Inc., 8.50%, 5/1/18 144A	615,000	638
	Ford Motor Co., 7.45%, 7/16/31	1,240,000	1,293
	Ford Motor Credit Co. LLC, 8.00%, 12/15/16	1,525,000	1,724
	Ford Motor Credit Co. LLC, 8.125%, 1/15/20	2,930,000	3,367
	The Goodyear Tire & Rubber Co., 8.25%, 8/15/20	820,000	863
	The Goodyear Tire & Rubber Co., 10.50%, 5/15/16	1,020,000	1,155
	Lear Corp., 8.125%, 3/15/20	740,000	791
(d)	Motors Liquidation Co., 7.20%, 1/15/11	380,000	123
(d)	Motors Liquidation Co., 8.375%, 7/15/33	3,515,000	1,186
	Navistar International Corp., 8.25%, 11/1/21	610,000	651
	Oshkosh Corp., 8.25%, 3/1/17	125,000	134
	Oshkosh Corp., 8.50%, 3/1/20	310,000	336
	Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625%, 9/1/17 144A	1,235,000	1,247
	TRW Automotive, Inc., 7.25%, 3/15/17 144A	680,000	722
	TRW Automotive, Inc., 8.875%, 12/1/17 144A	810,000	887

	Total		17,176

	Basic Materials (9.3%)
	ABI Escrow Corp., 10.25%, 10/15/18 144A	1,235,000	1,257
(d)	Abitibi-Consolidated Co. of Canada, 15.50%, 7/15/11 144A	905,000	580
	AK Steel Corp., 7.625%, 5/15/20	430,000	435
	Arch Coal, Inc., 7.25%, 10/1/20	430,000	454
	Arch Coal, Inc., 8.75%, 8/1/16	745,000	821

Bonds (93.2%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Ardagh Packaging Finance PLC, 7.375%, 10/15/17 144A	430,000	442
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 144A	430,000	444
Berry Plastics Corp., 8.25%, 11/15/15	680,000	700
Berry Plastics Corp., 9.50%, 5/15/18	615,000	578
Boise Paper Holdings LLC/Boise Finance Co., 9.00%, 11/1/17	510,000	547
Boise Paper Holdings LLC/Bosie Co-Issuer Co., 8.00%, 4/1/20	620,000	642
Cascades, Inc., 7.875%, 1/15/20	810,000	844
Celanese US Holdings LLC, 6.625%, 10/15/18 144A	245,000	251
Chemtura Corp., 7.875%, 9/1/18 144A	615,000	643
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, 12/15/17	410,000	433
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.50%, 12/15/19	405,000	434
CONSOL Energy, Inc., 8.00%, 4/1/17 144A	1,545,000	1,673
CONSOL Energy, Inc., 8.25%, 4/1/20 144A	775,000	847
FMG Finance Property, Ltd., 10.625%, 9/1/16 144A	2,370,000	2,918
Georgia-Pacific LLC, 7.125%, 1/15/17 144A	594,000	629
Graham Packaging Co. LP/GPC Capital Corp. I, 8.25%, 1/1/17 144A	675,000	685
Graham Packaging Co. LP/GPC Capital Corp. I, 8.25%, 10/1/18 144A	310,000	315
Graphic Packaging International, Inc., 7.875%, 10/1/18	185,000	190
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	1,255,000	1,230
Huntsman International LLC, 8.625%, 3/15/20	310,000	321
Huntsman International LLC, 8.625%, 3/15/21 144A	310,000	321

High Yield Bond Portfolio

Bonds (93.2%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
LBI Escrow Corp., 8.00%, 11/1/17 144A	925,000	1,011
Murray Energy Corp., 10.25%, 10/15/15 144A	610,000	633
NewPage Corp., 10.00%, 5/1/12	1,585,000	810
NewPage Corp., 11.375%, 12/31/14	2,040,000	1,846
Novelis, Inc., 7.25%, 2/15/15	1,428,000	1,453
Patriot Coal Corp., 8.25%, 4/30/18	780,000	780
PolyOne Corp., 7.375%, 9/15/20	185,000	191
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.75%, 10/15/16 144A	905,000	921
Rhodia SA, 6.875%, 9/15/20 144A	245,000	250
Severstal Columbus LLC, 10.25%, 2/15/18 144A	940,000	987
Solutia, Inc., 7.875%, 3/15/20	435,000	465
Steel Dynamics, Inc., 7.625%, 3/15/20 144A	370,000	384
TPC Group LLC, 8.25%, 10/1/17 144A	490,000	501
United States Steel Corp., 7.375%, 4/1/20	930,000	970
Verso Paper Holdings LLC/Verso Paper, Inc., 9.125%, 8/1/14	865,000	867
Vertellus Specialties, Inc., 9.375%, 10/1/15 144A	245,000	254

Total		30,957

Building Materials (1.3%)
Cemex Finance LLC, 9.50%, 12/14/16 144A	565,000	569
Headwaters, Inc., 11.375%, 11/1/14	340,000	362
KB Home, 7.25%, 6/15/18	610,000	572
KB Home, 9.10%, 9/15/17	720,000	740
Lennar Corp., 6.95%, 6/1/18	1,625,000	1,507
Texas Industries, Inc., 9.25%, 8/15/20 144A	615,000	638

Total		4,388

Capital Goods (1.7%)
Ashtead Capital, Inc., 9.00%, 8/15/16 144A	240,000	248
Case New Holland, Inc., 7.875%, 12/1/17 144A	1,015,000	1,103

Bonds (93.2%)	Shares/ $ Par	Value $ (000’s)

Capital Goods continued
The Manitowoc Co., Inc., 9.50%, 2/15/18	415,000	434
RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.50%, 12/1/14	1,077,000	1,116
RSC Equipment Rental, Inc./RSC Holdings III LLC, 10.00%, 7/15/17 144A	950,000	1,057
SPX Corp., 6.875%, 9/1/17 144A	615,000	652
United Rentals North America, Inc., 10.875%, 6/15/16	905,000	1,021

Total		5,631

Consumer Products/Retailing (4.8%)
Education Management LLC/Education Management Finance Corp., 8.75%, 6/1/14	135,000	134
Hanesbrands, Inc., 8.00%, 12/15/16	335,000	354
J.C. Penney Corp., Inc., 7.40%, 4/1/37	825,000	832
Levi Strauss & Co., 7.625%, 5/15/20	615,000	638
Limited Brands, Inc., 8.50%, 6/15/19	1,020,000	1,186
Macy’s Retail Holdings, Inc., 6.70%, 7/15/34	1,250,000	1,258
The Neiman Marcus Group, Inc., 10.375%, 10/15/15	1,450,000	1,522
Phillips-Van Heusen Corp., 7.375%, 5/15/20	310,000	327
Revlon Consumer Products Corp., 9.75%, 11/15/15	675,000	709
Rite Aid Corp., 7.50%, 3/1/17	642,000	591
Rite Aid Corp., 9.375%, 12/15/15	540,000	466
Rite Aid Corp., 10.25%, 10/15/19	270,000	281
Rite Aid Corp., 10.375%, 7/15/16	470,000	489
Sears Holdings Corp., 6.625%, 10/15/18 144A	1,025,000	1,033
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18 144A	610,000	654
SUPERVALU, Inc., 8.00%, 5/1/16	1,525,000	1,536
Tops Markets LLC, 10.125%, 10/15/15 144A	815,000	875
Toys R US Property Co. I LLC, 10.75%, 7/15/17	815,000	921
Toys R US Property Co. LLC, 8.50%, 12/1/17 144A	810,000	857

Bonds (93.2%)	Shares/ $ Par	Value $ (000’s)

Consumer Products/Retailing continued
Toys R US, Inc.-Delaware, Inc., 7.375%, 9/1/16 144A	465,000	473
Visant Corp., 10.00%, 10/1/17 144A	615,000	643

Total		15,779

Energy (13.6%)
ATP Oil & Gas Corp., 11.875%, 5/1/15 144A	925,000	798
Basic Energy Services, Inc., 11.625%, 8/1/14	340,000	374
Chesapeake Energy Corp., 6.625%, 8/15/20	700,000	732
Chesapeake Energy Corp., 6.875%, 8/15/18	615,000	644
Chesapeake Energy Corp., 7.25%, 12/15/18	750,000	808
Chesapeake Energy Corp., 9.50%, 2/15/15	680,000	787
Cimarex Energy Co., 7.125%, 5/1/17	1,015,000	1,066
CITGO Petroleum Corp., 11.50%, 7/1/17 144A	570,000	631
Coffeyville Resources LLC/Coffeyville Finance, Inc., 9.00%, 4/1/15 144A	310,000	327
Coffeyville Resources LLC/Coffeyville Finance, Inc., 10.875%, 4/1/17 144A	310,000	327
Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15	405,000	412
Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16	905,000	977
Connacher Oil and Gas, Ltd., 10.25%, 12/15/15 144A	730,000	741
Continental Resources, Inc., 7.125%, 4/1/21 144A	245,000	255
Continental Resources, Inc., 7.375%, 10/1/20 144A	340,000	359
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 2/15/18	815,000	854
Denbury Resources, Inc., 8.25%, 2/15/20	747,000	815
El Paso Corp., 7.00%, 6/15/17	570,000	605
El Paso Corp., 7.25%, 6/1/18	840,000	905

High Yield Bond Portfolio

Bonds (93.2%)	Shares/ $ Par	Value $ (000’s)

Energy continued
El Paso Corp., 7.75%, 1/15/32	1,095,000	1,137
El Paso Corp., 8.25%, 2/15/16	445,000	495
Energy Transfer Equity LP, 7.50%, 10/15/20	1,030,000	1,084
EXCO Resources, Inc., 7.50%, 9/15/18	615,000	611
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	310,000	332
Forest Oil Corp., 7.25%, 6/15/19	1,100,000	1,125
Harvest Operations Corp., 6.875%, 10/1/17 144A	310,000	317
Helix Energy Solutions Group, Inc., 9.50%, 1/15/16 144A	1,090,000	1,104
Hilcorp Energy I LP/Hilcorp Finance Co., 8.00%, 2/15/20 144A	940,000	966
Key Energy Services, Inc., 8.375%, 12/1/14	1,100,000	1,161
Linn Energy LLC, 9.875%, 7/1/18	705,000	774
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/1/21 144A	925,000	933
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20 144A	640,000	678
Mariner Energy, Inc., 8.00%, 5/15/17	445,000	490
Martin Midstream Partners LP/Martin Midstream Finance Corp., 8.875%, 4/1/18 144A	310,000	312
McJunkin Red Man Corp., 9.50%, 12/15/16 144A	1,310,000	1,153
Newfield Exploration Co., 6.875%, 2/1/20	840,000	892
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.875%, 3/15/18 144A	1,560,000	1,669
Offshore Group Investments, Ltd., 11.50%, 8/1/15 144A	465,000	488
OPTI Canada, Inc., 7.875%, 12/15/14	620,000	467
OPTI Canada, Inc., 8.25%, 12/15/14	1,645,000	1,250
Petrohawk Energy Corp., 7.25%, 8/15/18 144A	925,000	943

Bonds (93.2%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Petrohawk Energy Corp., 7.875%, 6/1/15	470,000	492
Petrohawk Energy Corp., 10.50%, 8/1/14	360,000	408
Pioneer Natural Resources Co., 7.50%, 1/15/20	900,000	990
Plains Exploration & Production Co., 7.00%, 3/15/17	680,000	697
Plains Exploration & Production Co., 7.625%, 6/1/18	440,000	462
Plains Exploration & Production Co., 7.75%, 6/15/15	495,000	519
Plains Exploration & Production Co., 8.625%, 10/15/19	745,000	814
Pride Internationl, Inc., 6.875%, 8/15/20	615,000	670
QEP Resources, Inc., 6.875%, 3/1/21	1,540,000	1,667
Range Resources Corp., 6.75%, 8/1/20	410,000	426
Range Resources Corp., 7.25%, 5/1/18	150,000	157
Range Resources Corp., 7.50%, 5/15/16	235,000	246
Rosetta Resources, Inc., 9.50%, 4/15/18	615,000	633
Sabine Pass LNG LP, 7.50%, 11/30/16	825,000	753
SandRidge Energy, Inc., 8.00%, 6/1/18 144A	470,000	458
SandRidge Energy, Inc., 8.75%, 1/15/20 144A	450,000	446
SandRidge Energy, Inc., 9.875%, 5/15/16 144A	910,000	940
SESI LLC, 6.875%, 6/1/14	1,145,000	1,154
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	375,000	398
Swift Energy Co., 8.875%, 1/15/20	900,000	937
W&T Offshore, Inc., 8.25%, 6/15/14 144A	1,040,000	998
Whiting Petroleum Corp., 6.50%, 10/1/18	245,000	251

Total		45,314

Financials (9.4%)
Aircastle, Ltd., 9.75%, 8/1/18 144A	245,000	250
Ally Financial, Inc., 7.50%, 9/15/20 144A	925,000	985
Ally Financial, Inc., 8.00%, 3/15/20 144A	2,070,000	2,261
Ally Financial, Inc., 8.00%, 11/1/31	1,824,000	1,940
Ally Financial, Inc., 8.30%, 2/12/15 144A	1,250,000	1,362

Bonds (93.2%)	Shares/ $ Par	Value $ (000’s)

Financials continued
American General Finance Corp., 5.40%, 12/1/15	830,000	668
CIT Group Funding Co. of Delaware LLC., 10.25%, 5/1/16	830,000	859
CIT Group, Inc., 7.00%, 5/1/16	1,440,000	1,418
CIT Group, Inc., 7.00%, 5/1/17	2,270,000	2,222
Crum & Forster Holdings Corp., 7.75%, 5/1/17	772,000	804
E*TRADE Financial Corp., 0.00%, 8/31/19	1,525,000	2,145
E*TRADE Financial Corp., 7.875%, 12/1/15	1,320,000	1,290
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	1,610,000	1,618
International Lease Finance Corp., 5.875%, 5/1/13	405,000	405
International Lease Finance Corp., 6.375%, 3/25/13	830,000	834
International Lease Finance Corp., 7.125%, 9/1/18 144A	1,325,000	1,428
International Lease Finance Corp., 8.625%, 9/15/15 144A	1,235,000	1,321
International Lease Finance Corp., 8.75%, 3/15/17 144A	2,535,000	2,719
International Lease Finance Corp., 8.875%, 9/1/17	925,000	999
JPMorgan Chase & Co., 7.90%, 12/31/49	1,120,000	1,200
NB Capital Trust IV, 8.25%, 4/15/27	1,240,000	1,271
Pinafore LLC/Pinafore, Inc., 9.00%, 10/1/18 144A	310,000	326
SLM Corp., 8.00%, 3/25/20	965,000	958
SLM Corp., 8.45%, 6/15/18	1,360,000	1,374
Wells Fargo & Co., 7.98%, 12/31/49	560,000	589

Total		31,246

Foods (1.9%)
Constellation Brands, Inc., 7.25%, 9/1/16	635,000	676
Cott Beverages USA, Inc., 8.125%, 9/1/18 144A	615,000	651
Cott Beverages, Inc., 8.375%, 11/15/17 144A	905,000	959

High Yield Bond Portfolio

Bonds (93.2%)	Shares/ $ Par	Value $ (000’s)

Foods continued
Dole Food Co., 8.00%, 10/1/16 144A	675,000	706
Dole Food Co., 13.875%, 3/15/14	399,000	487
JBS Finance II, Ltd., 8.25%, 1/29/18 144A	965,000	995
Michael Foods, Inc., 9.75%, 7/15/18 144A	245,000	262
Smithfield Foods, Inc., 7.75%, 7/1/17	640,000	649
Smithfield Foods, Inc., 10.00%, 7/15/14 144A	475,000	546
TreeHouse Foods, Inc., 7.75%, 3/1/18	500,000	538

Total		6,469

Gaming/Leisure/Lodging (5.2%)
AMC Entertainment, Inc., 8.75%, 6/1/19	910,000	959
AMC Entertainment, Inc., 11.00%, 2/1/16	678,000	724
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 9.125%, 8/1/18 144A	245,000	257
Cinemark USA, Inc., 8.625%, 6/15/19	340,000	362
CKE Restaurants, Inc., 11.375%, 7/15/18 144A	670,000	687
Corrections Corp. of America, 7.75%, 6/1/17	1,065,000	1,145
The Geo Group, Inc., 7.75%, 10/15/17 144A	620,000	651
Harrah’s Operating Co., 10.00%, 12/15/18	933,000	745
Harrah’s Operating Co., 11.25%, 6/1/17	1,650,000	1,807
Harrah’s Operating Co., 12.75%, 4/15/18 144A	1,645,000	1,534
Marina District Finance Co., Inc., 9.50%, 10/15/15 144A	185,000	180
Marina District Finance Co., Inc., 9.875%, 8/15/18 144A	185,000	179
MGM Resorts International, 6.75%, 9/1/12	450,000	425
MGM Resorts International, 7.50%, 6/1/16	1,445,000	1,221
MGM Resorts International, 9.00%, 3/15/20 144A	745,000	784
MGM Resorts International, 11.125%, 11/15/17	730,000	831

	Bonds (93.2%)	Shares/ $ Par	Value $ (000’s)

	Gaming/Leisure/Lodging continued
	Midwest Gaming Borrower LLC/Midwest Finance Corp., 11.625%, 4/15/16 144A	310,000	315
	Penn National Gaming, Inc., 8.75%, 8/15/19	545,000	579
	Pinnacle Entertainment, Inc., 8.625%, 8/1/17	340,000	361
	Regal Entertainment Group, 9.125%, 8/15/18	245,000	257
	Scientific Games Corp., 8.125%, 9/15/18 144A	185,000	189
	Scientific Games International, Inc., 9.25%, 6/15/19	340,000	361
	Speedway Motorsports, Inc., 8.75%, 6/1/16	680,000	734
	Universal City Development Partners, Ltd./UCDP Finance, Inc., 8.875%, 11/15/15	545,000	562
	Universal City Development Partners, Ltd./UCDP Finance, Inc., 10.875%, 11/15/16	270,000	292
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20 144A	615,000	649
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 5/1/20	500,000	531

	Total		17,321

	Health Care/Pharmaceuticals (7.7%)
	Accellent, Inc., 8.375%, 2/1/17	755,000	770
	Alere, Inc., 8.625%, 10/1/18 144A	925,000	939
	American Renal Holdings, 8.375%, 5/15/18 144A	515,000	530
	Apria Healthcare Group, Inc., 12.375%, 11/1/14	680,000	756
(c)	Biomet, Inc., 10.375%, 10/15/17	1,459,500	1,620
	Capella Healthcare, Inc., 9.25%, 7/1/17 144A	365,000	391
	CHS/Community Health Systems, Inc., 8.875%, 7/15/15	1,755,000	1,865
	Elan Finance PLC/Elan Finance Corp., 8.75%, 10/15/16 144A	470,000	475
	Gentiva Health Services, Inc., 11.50%, 9/1/18 144A	615,000	656

	Bonds (93.2%)	Shares/ $ Par	Value $ (000’s)

	Health Care/Pharmaceuticals continued
	HCA, Inc., 7.25%, 9/15/20	415,000	444
	HCA, Inc., 7.875%, 2/15/20	680,000	744
	HCA, Inc., 8.50%, 4/15/19	680,000	758
	HCA, Inc., 9.25%, 11/15/16	1,859,000	2,012
(c)	HCA, Inc., 9.625%, 11/15/16	1,339,000	1,453
	HCA, Inc., 9.875%, 2/15/17	135,000	149
	Health Management Associates, Inc., 6.125%, 4/15/16	1,110,000	1,121
	HealthSouth Corp., 7.25%, 10/1/18	430,000	439
	LifePoint Hospitals, Inc., 6.625%, 10/1/20 144A	245,000	250
	Mylan, Inc./PA, 7.625%, 7/15/17 144A	305,000	324
	Mylan, Inc./PA, 7.875%, 7/15/20 144A	610,000	653
	Patheon, Inc., 8.625%, 4/15/17 144A	465,000	477
	Quintiles Transnational Corp., 9.50%, 12/30/14 144A	470,000	483
	Radnet Management, Inc., 10.375%, 4/1/18 144A	720,000	659
	Select Medical Corp., 7.625%, 2/1/15	620,000	605
	Service Corp. International, 6.75%, 4/1/16	825,000	851
	Service Corp. International, 8.00%, 11/15/21	540,000	578
	Talecris Biotherapeutics Holdings Corp., 7.75%, 11/15/16	1,020,000	1,122
	Tenet Healthcare Corp., 8.00%, 8/1/20 144A	310,000	309
	Tenet Healthcare Corp., 8.875%, 7/1/19	1,360,000	1,501
	Valeant Pharmaceuticals International, 6.75%, 10/1/17 144A	245,000	250
	Valeant Pharmaceuticals International, 7.00%, 10/1/20 144A	370,000	378
	Valent Pharmaceuticals International, 7.625%, 3/15/20 144A	495,000	629
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.00%, 2/1/18	835,000	848

High Yield Bond Portfolio

	Bonds (93.2%)	Shares/ $ Par	Value $ (000’s)

	Health Care/Pharmaceuticals continued
	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18 144A	655,000	673

	Total		25,712

	Media (9.9%)
	Allbritton Communications Co., 8.00%, 5/15/18	920,000	922
	Cablevision Systems Corp., 7.75%, 4/15/18	615,000	650
	Cablevision Systems Corp., 8.00%, 4/15/20	185,000	199
	CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16	1,229,401	1,460
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17 144A	825,000	836
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18 144A	340,000	353
	CCO Holdings LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20 144A	1,300,000	1,378
	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 144A	1,695,000	1,788
	Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	1,080,000	1,151
	CSC Holdings LLC, 8.625%, 2/15/19	445,000	501
	CSC Holdings, Inc., 7.875%, 2/15/18	1,740,000	1,899
(c)	Dex One Corp., 12.00%, 1/29/17	1,138,054	895
	DISH DBS Corp., 7.125%, 2/1/16	1,310,000	1,377
	DISH DBS Corp., 7.875%, 9/1/19	2,195,000	2,362
	Entravision Communications Corp., 8.75%, 8/1/17 144A	310,000	316
	Gannett Co., Inc., 6.375%, 9/1/15 144A	330,000	326
	Gannett Co., Inc., 7.125%, 9/1/18 144A	410,000	404
	Gannett Co., Inc., 9.375%, 11/15/17 144A	505,000	552
	Insight Communications Co., Inc., 9.375%, 7/15/18 144A	800,000	850

Bonds (93.2%)	Shares/ $ Par	Value $ (000’s)

Media continued
Intelsat Jackson Holdings SA, 7.25%, 10/15/20 144A	770,000	774
Intelsat Jackson Holdings SA, 8.50%, 11/1/19 144A	1,020,000	1,107
Intelsat Jackson Holdings SA, 11.25%, 6/15/16	1,365,000	1,485
Intelsat Subsidiary Holding Co., 8.875%, 1/15/15 144A	135,000	139
Lamar Media Corp., 6.625%, 8/15/15	275,000	279
Lamar Media Corp., 7.875%, 4/15/18	185,000	194
The McClatchy Co., 11.50%, 2/15/17	625,000	665
Media General, Inc., 11.75%, 2/15/17	830,000	899
Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	395,000	404
Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19	475,000	492
Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18 144A	615,000	610
Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16	395,000	448
QVC, Inc., 7.375%, 10/15/20 144A	410,000	424
QVC, Inc., 7.50%, 10/1/19 144A	1,530,000	1,599
Reader’s Digest Association, Inc., 9.50%, 2/15/17 144A	520,000	516
Sinclair Television Group, Inc., 8.375%, 10/15/18 144A	185,000	186
Sun Media Corp., 7.625%, 2/15/13	65,000	65
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.125%, 12/1/17 144A	1,575,000	1,638
Univision Communications, Inc., 12.00%, 7/1/14 144A	610,000	667
Virgin Media Finance PLC, 9.50%, 8/15/16	655,000	740
Virgin Media Finance PLC., 8.375%, 10/15/19	675,000	741
WMG Acquisition Corp., 9.50%, 6/15/16	610,000	653

Total		32,944

	Bonds (93.2%)	Shares/ $ Par	Value $ (000’s)

	Other Holdings (0.0%)
(n)	Escrow Smith Investment Co., 8.00%, 3/15/17	665,000	0
(n)	Stone & Webster, Inc., 8.375%, 7/1/12	1,015,000	0

	Total		0

	Real Estate (0.7%)
	Developers Diversified Realty Corp., 7.875%, 9/1/20	495,000	513
	DuPont Fabros Technology LP, 8.50%, 12/15/17	1,125,000	1,207
	iStar Financial, Inc., 5.70%, 3/1/14	840,000	652

	Total		2,372

	Services (0.9%)
	ARAMARK Corp., 8.50%, 2/1/15	1,320,000	1,373
	EnergySolutions, Inc./EnergySolutions LLC, 10.75%, 8/15/18 144A	310,000	334
	FTI Consulting, Inc., 6.75%, 10/1/20 144A	430,000	433
	Trans Union LLC/TransUnion Financing Corp., 11.375%, 6/15/18 144A	610,000	694

	Total		2,834

	Technology (2.9%)
	Fidelity National Information Services, Inc., 7.625%, 7/15/17 144A	400,000	427
	First Data Corp., 9.875%, 9/24/15	1,520,000	1,243
(c)	First Data Corp., 10.55%, 9/24/15	1,305,410	1,056
	Freescale Semiconductor, Inc., 9.25%, 4/15/18 144A	1,140,000	1,186
	Freescale Semiconductor, Inc., 10.125%, 3/15/18 144A	1,250,000	1,331
	Interactive Data Corp., 10.25%, 8/1/18 144A	370,000	396
	Iron Mountain, Inc., 8.00%, 6/15/20	790,000	834
	Iron Mountain, Inc., 8.375%, 8/15/21	565,000	611
	Seagate HDD Cayman, 6.875%, 5/1/20 144A	735,000	718
	SunGard Data Systems, Inc., 10.625%, 5/15/15	800,000	892
	West Corp., 8.625%, 10/1/18 144A	615,000	627

High Yield Bond Portfolio

Bonds (93.2%)	Shares/ $ Par	Value $ (000’s)

Technology continued
West Corp., 11.00%, 10/15/16	415,000	441

Total		9,762

Telecommunications (10.5%)

Cincinnati Bell, Inc., 8.25%, 10/15/17	660,000	667
Cincinnati Bell, Inc., 8.75%, 3/15/18	1,055,000	1,029
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 144A	3,035,000	3,275
Cricket Communications, Inc., 7.75%, 5/15/16	605,000	642
Cricket Communications, Inc., 10.00%, 7/15/15	920,000	994
Crown Castle International Corp., 7.125%, 11/1/19	1,020,000	1,086
Digicel Group, Ltd., 8.25%, 9/1/17 144A	450,000	472
Equinix, Inc., 8.125%, 3/1/18	1,245,000	1,329
Frontier Communications Corp., 8.125%, 10/1/18	610,000	666
Frontier Communications Corp., 8.25%, 4/15/17	620,000	678
Frontier Communications Corp., 8.50%, 4/15/20	825,000	911
Frontier Communications Corp., 8.75%, 4/15/22	1,235,000	1,359
Frontier Communications Corp., 9.00%, 8/15/31	805,000	858
GCI, Inc., 8.625%, 11/15/19	1,130,000	1,206
Level 3 Financing, Inc., 10.00%, 2/1/18	450,000	405
MetroPCS Wireless, Inc., 7.875%, 9/1/18	595,000	613
MetroPCS Wireless, Inc., 9.25%, 11/1/14	1,110,000	1,163
Nextel Communications, Inc., 6.875%, 10/31/13	890,000	896
NII Capital Corp., 8.875%, 12/15/19	540,000	600

Bonds (93.2%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
PAETEC Holding Corp., 8.875%, 6/30/17	450,000	470
Qwest Communications International, Inc., 7.125%, 4/1/18 144A	965,000	1,013
Qwest Communications International, Inc., 8.00%, 10/1/15	1,015,000	1,099
SBA Telecommunications, Inc., 8.00%, 8/15/16	680,000	731
SBA Telecommunications, Inc., 8.25%, 8/15/19	475,000	522
Sprint Capital Corp., 6.90%, 5/1/19	1,635,000	1,643
Sprint Nextel Corp., 6.00%, 12/1/16	1,565,000	1,545
Sprint Nextel Corp., 8.375%, 8/15/17	2,160,000	2,344
Wind Acquisition Finance SA, 11.75%, 7/15/17 144A	1,160,000	1,300
Wind Acquisition Holding Finance SA, 12.25%, 7/15/17 144A	1,082,173	1,159
Windstream Corp., 7.00%, 3/15/19	680,000	666
Windstream Corp., 7.75%, 10/15/20 144A	1,335,000	1,345
Windstream Corp., 7.875%, 11/1/17	1,075,000	1,121
Windstream Corp., 8.625%, 8/1/16	885,000	936

Total		34,743

Transportation (0.7%)

Continental Airlines, Inc., 6.75%, 9/15/15 144A	615,000	623
Kansas City Southern de Mexico SAB de CV, 7.375%, 6/1/14	760,000	787
Kansas City Southern de Mexico SAB de CV, 8.00%, 2/1/18 144A	480,000	516
Teekay Corp., 8.50%, 1/15/20	250,000	272

Total		2,198

Utilities (5.9%)

The AES Corp., 7.75%, 10/15/15	1,495,000	1,600
The AES Corp., 8.00%, 10/15/17	585,000	632
The AES Corp., 8.00%, 6/1/20	1,170,000	1,269
Calpine Corp., 7.875%, 7/31/20 144A	1,115,000	1,146

	Bonds (93.2%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	CMS Energy Corp., 8.75%, 6/15/19	810,000	967
	Dynegy Holdings, Inc., 7.50%, 6/1/15	615,000	484
	Dynegy Holdings, Inc., 7.75%, 6/1/19	815,000	558
	Dynegy Holdings, Inc., 8.375%, 5/1/16	1,465,000	1,143
	Edison Mission Energy, 7.00%, 5/15/17	1,155,000	834
	Edison Mission Energy, 7.20%, 5/15/19	1,361,000	963
	Edison Mission Energy, 7.50%, 6/15/13	630,000	587
	Elwood Energy LLC, 8.159%, 7/5/26	907,007	853
	Energy Future Holdings Corp., 10.875%, 11/1/17	436,000	262
	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20	1,135,000	1,126
	Mirant Americas Generation LLC, 8.50%, 10/1/21	1,630,000	1,569
	NRG Energy, Inc., 7.375%, 2/1/16	1,070,000	1,101
	NRG Energy, Inc., 7.375%, 1/15/17	816,000	836
	NRG Energy, Inc., 8.25%, 9/1/20 144A	1,235,000	1,274
	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 144A	948,000	863
	Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15	2,455,000	1,608

	Total		19,675

	Total Bonds (Cost: $291,282)		309,719

	Short-Term Investments (4.2%)

	Energy (1.5%)
(b)	Sempra Global, 0.33%, 10/13/10	5,000,000	4,999

	Total		4,999

	Finance Services (1.5%)

	Alpine Securitization, 0.23%, 10/13/10	5,000,000	5,000

	Total		5,000

	Personal Credit Institutions (0.3%)
	Old Line Funding LLC, 0.20%, 10/1/10	1,100,000	1,100

	Total		1,100

High Yield Bond Portfolio

Short Term Investments (4.2%)	Shares/ $ Par	Value $ (000’s)

Short Term Business Credit (0.9%)
Atlantic Asset Securitization LLC, 0.23%, 10/7/10	3,000,000	3,000

Total		3,000

Total Short-Term Investments (Cost: $14,099)		14,099

Total Investments (98.5%) (Cost: $309,184)(a)		327,263

Other Assets, Less Liabilities (1.5%)		4,961

Net Assets (100.0%)		332,224

High Yield Bond Portfolio

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010 the value of these securities (in thousands) was $109,257 representing 32.89% of the net assets.

(a)	At September 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $309,184 and the net unrealized appreciation of investments based on that cost was $18,079 which is comprised of $25,650 aggregate gross unrealized appreciation and $7,571 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for when-issued securities.

(c)	PIK - Payment In Kind

(d)	Defaulted Security

(n)	At September 30, 2010 portfolio securities with an aggregate value of $0 (in thousands) were valued with reference to securities whose values are more readily available.

(p)	Restricted securities (excluding 144A issues) on September 30, 2010.

Description	Acquisition Date	Cost (000’s)	Value (000’s)	Value as a Percentage of Net Assets
Charter Communications, Inc. - Class A (30,467 Restricted Shares)	11/30/09	$762	$1,021	0.31%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2010.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:

Domestic Common Stocks	$2,550	$-	$-

Preferred Stocks	895	-	-

Corporate Bonds	-	309,719	-

Short-Term Investments	-	14,099	-

Other Financial Instruments^	-	-	-
Total	$3,445	$323,818	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On September 30, 2010, this Portfolio did not hold any derivative instruments.

Multi-Sector Bond Portfolio

Schedule of Investments

September 30, 2010 (unaudited)

	Convertible Corporate Bonds (0.4%)	Shares/ $ Par	Value $ (000’s)

	Banking (0.0%)
	National City Corp., 4.00%, 2/1/11	100,000	101

	Total		101

	Oil and Gas (0.3%)
	Transocean, Inc., 1.50%, 12/15/37	500,000	489

	Total		489

	Real Estate Investment Trusts (0.1%)
	Boston Properties LP, 2.875%, 2/15/37	200,000	202

	Total		202

	Total Convertible Corporate Bonds (Cost: $757)		792

	Corporate Bonds (70.2%)

	Aerospace/Defense (0.4%)
	American Airlines Pass-Through Trust 2009-1A, 10.375%, 7/2/19	98,625	116
	United Airlines, Inc., 9.75%, 1/15/17	380,690	420
	Waha Aerospace BV, 3.925%, 7/28/20 144A	300,000	308

	Total		844

	Autos/Vehicle Parts (1.6%)
	ArvinMeritor, Inc., 8.125%, 9/15/15	65,000	66
	ArvinMeritor, Inc., 8.75%, 3/1/12	22,000	24
	Ford Motor Credit Co. LLC, 3.277%, 1/13/12	200,000	200
	Ford Motor Credit Co. LLC, 7.25%, 10/25/11	200,000	210
	Ford Motor Credit Co. LLC, 7.375%, 2/1/11	100,000	102
	Ford Motor Credit Co. LLC, 7.50%, 8/1/12	200,000	212
(k)	Ford Motor Credit Co. LLC, 7.80%, 6/1/12	1,300,000	1,383
	Ford Motor Credit Co. LLC, 8.70%, 10/1/14	500,000	561
	Ford Motor Credit Co. LLC, 9.875%, 8/10/11	100,000	106
	Oshkosh Corp., 8.50%, 3/1/20	100,000	108
	Tenneco, 8.625%, 11/15/14	100,000	102
	Autos/Vehicle Parts continued

	Total		3,074

	Corporate Bonds (70.2%)	Shares/ $ Par	Value $ (000’s)

	Banking (13.8%)
	Banco do Brasil SA, 4.50%, 1/22/15 144A	900,000	944
	Banco do Brasil SA, 6.00%, 1/22/20 144A	200,000	223
	Banco Mercantil del Norte SA, 4.375%, 7/19/15 144A	100,000	100
	Banco Santander Chile, 1.771%, 4/20/12 144A	300,000	300
	Banco Santander Chile, 3.75%, 9/22/15 144A	100,000	101
(k)	Bank of America Corp., 5.65%, 5/1/18	1,500,000	1,589
	Bank of America Corp., 5.75%, 12/1/17	700,000	748
	Bank of America Corp., 7.375%, 5/15/14	200,000	230
(k)	Barclays Bank PLC, 5.20%, 7/10/14	1,300,000	1,441
	Barclays Bank PLC, 5.926%, 12/15/49 144A	200,000	187
	Barclays Bank PLC, 10.179%, 6/12/21 144A	560,000	747
	The Bear Stearns LLC, 6.40%, 10/2/17	425,000	495
	The Bear Stearns LLC, 7.25%, 2/1/18	800,000	975
	Citigroup Capital XXI, 8.30%, 12/21/57	1,200,000	1,260
(b)	Citigroup, Inc., 6.125%, 5/15/18	2,750,000	3,000
	The Export-Import Bank of Korea, 5.125%, 6/29/20	250,000	269
	The Goldman Sachs Group, Inc., 6.15%, 4/1/18	200,000	222
	The Goldman Sachs Group, Inc., 6.75%, 10/1/37	450,000	468
	The Goldman Sachs Group, Inc., 7.50%, 2/15/19	400,000	476
	HBOS PLC, 0.489%, 9/30/16	300,000	251
(k)	HSBC Holdings PLC, 6.50%, 5/2/36	760,000	846
(k)	JPMorgan Chase Bank NA, 0.623%, 6/13/16	1,500,000	1,421
(d)	Lehman Brothers Holdings, Inc., 0.000%, 11/10/10	200,000	44
(d)	Lehman Brothers Holdings, Inc., 0.000%, 5/25/10	200,000	43

	Corporate Bonds (70.2%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
(d)	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12	300,000	66
(d)	Lehman Brothers Holdings, Inc., 6.20%, 9/26/14	100,000	22
(k)	Merrill Lynch & Co., 6.875%, 4/25/18	1,500,000	1,683
	Morgan Stanley, 5.95%, 12/28/17	200,000	215
	Morgan Stanley, 6.00%, 4/28/15	500,000	550
	Rabobank Nederland NV, 11.00%, 6/30/49 144A	200,000	260
	Regions Financial Corp., 0.459%, 6/26/12	1,300,000	1,242
(k)	The Royal Bank of Scotland Group PLC, 4.875%, 3/16/15	1,300,000	1,368
	RSHB Capital SA for OJSC Russian Agricultural Bank, 7.125%, 1/14/14	500,000	538
	RSHB Capital SA for OJSC Russian Agricultural Bank, 7.75%, 5/29/18	100,000	112
	State Bank of India/London, 4.50%, 7/27/15 144A	300,000	315
(b)	UBS AG/Stamford Branch, 5.75%, 4/25/18	1,800,000	2,032
	UBS AG/Stamford Branch, 5.875%, 12/20/17	100,000	113
	Wachovia Bank NA, 0.834%, 11/3/14	500,000	478
	Wells Fargo Capital XIII, 7.70%, 12/31/49	600,000	622

	Total		25,996

	Basic Materials (3.4%)
	Berry Plastics Corp., 8.25%, 11/15/15	400,000	412
	Berry Plastics Corp., 8.875%, 9/15/14 144A	300,000	290
	Berry Plastics Holding Corp., 8.875%, 9/15/14	100,000	97
	Celanese US Holdings LLC, 6.625%, 10/15/18 144A	100,000	102
	CONSOL Energy, Inc., 8.25%, 4/1/20 144A	500,000	546

Multi-Sector Bond Portfolio

Corporate Bonds (70.2%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
CSN Resources SA, 6.50%, 7/21/20 144A	100,000	107
Desarrolladora Homex SAB de CV, 9.50%, 12/11/19 144A	150,000	169
Georgia-Pacific LLC, 7.125%, 1/15/17 144A	400,000	423
Georgia-Pacific LLC, 8.00%, 1/15/24	100,000	112
Georgia-Pacific LLC, 8.875%, 5/15/31	300,000	342
Gerdau Trade, Inc., 5.75%, 1/30/21 144A	800,000	812
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	100,000	98
LBI Escrow Corp., 8.00%, 11/1/17 144A	300,000	328
Lyondell Chemical Co., 11.00%, 5/1/18	700,000	774
Noble Group, Ltd., 4.875%, 8/5/15 144A	200,000	207
Noble Group, Ltd., 4.875%, 8/5/15	200,000	208
Noble Group, Ltd., 6.625%, 8/5/20 144A	300,000	314
Noble Group, Ltd., 6.75%, 1/29/20 144A	700,000	754
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.75%, 10/15/16 144A	400,000	407

Total		6,502

Builders / Building Materials (0.7%)
Cemex Finance LLC, 9.50%, 12/14/16 144A	900,000	905
Corporacion GEO SAB de CV, 9.25%, 6/30/20 144A	200,000	227
Urbi Desarrollos Urbanos SAB de CV, 9.50%, 1/21/20 144A	100,000	114

Total		1,246

Cable/Media/Broadcasting/Satellite (2.5%)
Charter Communications Operating LLC/Charter Communications Operating Capital, 8.00%, 4/30/12 144A	1,025,000	1,087
Columbus International, Inc., 11.50%, 11/20/14 144A	300,000	331
CSC Holdings LLC, 7.625%, 7/15/18	100,000	108
CSC Holdings LLC, 8.625%, 2/15/19	200,000	225
CSC Holdings, Inc., 7.625%, 4/1/11	150,000	153

	Corporate Bonds (70.2%)	Shares/ $ Par	Value $ (000’s)

	Cable/Media/Broadcasting/Satellite continued
	CSC Holdings, Inc., 7.875%, 2/15/18	400,000	437
(c)	Dex One Corp., 12.00%, 1/29/17	57,138	45
	DISH DBS Corp., 7.125%, 2/1/16	325,000	342
	Echostar DBS Corp., 6.375%, 10/1/11	600,000	621
	Insight Communications Co., Inc., 9.375%, 7/15/18 144A	100,000	106
	Intelsat Subsidiary Holding Co. SA, 8.50%, 1/15/13	1,100,000	1,112
	Quebecor Media, Inc., 7.75%, 3/15/16	125,000	129

	Total		4,696

	Consumer Products (0.1%)
	Spectrum Brands Holdings, Inc., 9.50%, 6/15/18 144A	200,000	214

	Total		214

	Electric Utilities (0.8%)
	Centrais Eletricas Brasileiras SA, 6.875%, 7/30/19 144A	400,000	472
	Centrais Eletricas Brasileiras SA, 6.875%, 7/30/19	200,000	236
	CMS Energy Corp., 4.25%, 9/30/15	300,000	302
	Enel Finance International SA, 5.70%, 1/15/13 144A	100,000	108
	Entergy Corp., 3.625%, 9/15/15	100,000	101
	Korea Hydro & Nuclear Power Co., Ltd., 3.125%, 9/16/15 144A	100,000	100
	Korea Hydro & Nuclear Power Co., Ltd., 6.25%, 6/17/14	100,000	112

	Total		1,431

	Energy (0.6%)
	Chesapeake Energy Corp., 9.50%, 2/15/15	500,000	579
	Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17	100,000	102
	Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16	100,000	108
	Majapahit Holding BV, 7.25%, 6/28/17	100,000	115

	Corporate Bonds (70.2%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Majapahit Holding BV, 7.75%, 1/20/20 144A	100,000	120
	Majapahit Holding BV, 7.75%, 1/20/20	100,000	120

	Total		1,144

	Financials (1.8%)
	CIT Group, Inc., 7.00%, 5/1/13	700,000	703
(k)	CIT Group, Inc., 7.00%, 5/1/14	1,700,000	1,696
	CIT Group, Inc., 7.00%, 5/1/15	800,000	794
	Usiminas Commercial, Ltd., 7.25%, 1/18/18 144A	100,000	114

	Total		3,307

	Gas Pipelines (1.7%)
	El Paso Corp., 7.00%, 6/15/17	325,000	345
	El Paso Corp., 7.875%, 6/15/12	100,000	106
	El Paso Corp., 8.25%, 2/15/16	100,000	111
	El Paso Corp., 12.00%, 12/12/13	800,000	978
	Midcontinent Express Pipeline LLC, 5.45%, 9/15/14 144A	500,000	534
	NGPL Pipeco LLC, 6.514%, 12/15/12 144A	1,000,000	1,064
(n)	Selectica, 8.75%, 11/15/15	500,000	0

	Total		3,138

	Health Care/Pharmaceuticals (3.4%)
	Biomet, Inc., 10.00%, 10/15/17	548,000	605
(c)	Biomet, Inc., 10.375%, 10/15/17	300,000	333
	Biomet, Inc., 11.625%, 10/15/17	200,000	223
(b)	Boston Scientific Corp., 6.00%, 1/15/20	1,200,000	1,280
(k)	CHS/Community Health Systems, Inc., 8.875%, 7/15/15	1,575,000	1,673
	HCA, Inc., 7.875%, 2/15/20	300,000	328
	HCA, Inc., 8.50%, 4/15/19	400,000	446
	HCA, Inc., 9.25%, 11/15/16	860,000	931
(c)	HCA, Inc., 9.625%, 11/15/16	100,000	109
	HCA, Inc., 9.875%, 2/15/17	200,000	221
	Mylan, Inc./PA, 7.625%, 7/15/17 144A	100,000	106

Multi-Sector Bond Portfolio

Corporate Bonds (70.2%)	Shares/ $ Par	Value $ (000’s)

Health Care/Pharmaceuticals continued
Mylan, Inc./PA, 7.875%, 7/15/20 144A	100,000	107

Total		6,362

Independent Finance (4.1%)
Ally Financial, Inc., 6.00%, 12/15/11	20,000	20
Ally Financial, Inc., 6.625%, 5/15/12	200,000	206
Ally Financial, Inc., 6.875%, 9/15/11	200,000	205
Ally Financial, Inc., 6.875%, 8/28/12	100,000	104
Ally Financial, Inc., 7.00%, 2/1/12	700,000	724
Ally Financial, Inc., 7.25%, 3/2/11	400,000	406
Ally Financial, Inc., 7.50%, 12/31/13	400,000	425
Ally Financial, Inc., 8.30%, 2/12/15 144A	300,000	327
Fibria Overseas Finance, Ltd., 7.50%, 5/4/20 144A	400,000	425
Ineos Finance PLC, 9.00%, 5/15/15 144A	500,000	522
International Lease Finance Corp., 4.95%, 2/1/11	700,000	700
International Lease Finance Corp., 5.40%, 2/15/12	700,000	703
LBG Capital No.1 PLC, 8.50%, 12/17/49	660,000	607
Temasek Financial I, Ltd., 5.375%, 11/23/39 144A	250,000	292
TNK-BP Finance SA, 7.25%, 2/2/20 144A	400,000	437
TNK-BP Finance SA, 7.50%, 3/13/13 144A	200,000	217
TNK-BP Finance SA, 7.50%, 3/13/13	600,000	652
TNK-BP Finance SA, 7.875%, 3/13/18 144A	100,000	113
TNK-BP Finance SA, 7.875%, 3/13/18	500,000	564

Total		7,649

Life Insurance (0.2%)
Metropolitan Life Global Funding I, 0.542%, 3/15/12 144A	300,000	300

Total		300

Metals/Mining (3.1%)
AngloGold Ashanti Holdings PLC, 5.375%, 4/15/20	100,000	106
ArcelorMittal, 7.00%, 10/15/39	100,000	102
CSN Islands XI Corp., 6.875%, 9/21/19 144A	700,000	770

Corporate Bonds (70.2%)	Shares/ $ Par	Value $ (000’s)

Metals/Mining continued
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	800,000	893
Gerdau Holdings, Inc., 7.00%, 1/20/20 144A	200,000	224
Gerdau Holdings, Inc., 7.00%, 1/20/20	600,000	671
Peabody Energy Corp., 6.50%, 9/15/20	200,000	215
Steel Dynamics, Inc., 7.375%, 11/1/12	900,000	962
Steel Dynamics, Inc., 7.625%, 3/15/20 144A	300,000	311
Teck Resources, Ltd., 10.25%, 5/15/16	800,000	972
Vale Overseas, Ltd., 4.625%, 9/15/20	400,000	413
Vale Overseas, Ltd., 6.875%, 11/21/36	100,000	114

Total		5,753

Oil and Gas (7.5%)
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 7.125%, 5/20/16	150,000	156
Anadarko Finance Co., 7.50%, 5/1/31	100,000	108
Anadarko Petroleum Corp., 5.95%, 9/15/16	300,000	327
Anadarko Petroleum Corp., 6.375%, 9/15/17	300,000	331
BP Capital Markets PLC, 0.423%, 4/11/11	100,000	100
BP Capital Markets PLC, 1.292%, 3/17/11	200,000	200
BP Capital Markets PLC, 4.75%, 3/10/19	300,000	314
Continental Resources, Inc., 7.125%, 4/1/21 144A	100,000	104
Ecopetrol SA, 7.625%, 7/23/19	720,000	871
Gaz Capital SA, 7.288%, 8/16/37	700,000	779
Gazprom OAO, 5.625%, 7/22/13	69,138	72
Gazprom OAO, 8.625%, 4/28/34	1,000,000	1,270
Gazprom OAO, 9.625%, 3/1/13	250,000	284
Harvest Operations Corp., 6.875%, 10/1/17 144A	100,000	102
Indian Oil Corp., Ltd., 4.75%, 1/22/15	100,000	106
KazMunaiGaz Finance Sub BV, 7.00%, 5/5/20 144A	300,000	331

	Corporate Bonds (70.2%)	Shares/ $ Par	Value $ (000’s)

	Oil and Gas continued
	KazMunaiGaz Finance Sub BV, 8.375%, 7/2/13	300,000	332
	Nakilat, Inc., 6.067%, 12/31/33	200,000	220
	Newfield Exploration Co., 6.875%, 2/1/20	300,000	319
	Newfield Exploration Co., 7.125%, 5/15/18	100,000	107
(k)	Pemex Project Funding Master Trust, 5.75%, 3/1/18	1,440,000	1,578
	Petrobras International Finance Co., 5.875%, 3/1/18	600,000	667
	Petrobras International Finance Co., 7.875%, 3/15/19	230,000	287
(k)	Petroleos Mexicanos, 4.875%, 3/15/15	1,490,000	1,607
	Petroleos Mexicanos, 8.00%, 5/3/19	800,000	992
	Pride International, Inc., 8.50%, 6/15/19	100,000	116
	Ras Laffan Liquefied Natural Gas Co., Ltd. III, 5.298%, 9/30/20	480,650	520
	Ras Laffan Liquefied Natural Gas Co., Ltd. III, 6.75%, 9/30/19	300,000	356
	Rockies Express Pipeline LLC, 5.625%, 4/15/20 144A	1,000,000	1,005
	Tengizchevroil Finance Co. SARL, 6.124%, 11/15/14	128,636	135
	TransCapitalInvest, sLtd., 7.70%, 8/7/13	200,000	221
	TransCapitalInvest, Ltd. for OJSC AK Transneft, 6.103%, 6/27/12 144A	200,000	210

	Total		14,127

	Other Finance (1.2%)
	CEDC Finance Corp. International, Inc., 9.125%, 12/1/16 144A	100,000	108
	SLM Corp., 0.492%, 3/15/11	200,000	198
(k)	SLM Corp., 0.728%, 10/25/11	2,100,000	2,004

	Total		2,310

	Paper and Forest Products (0.2%)
	Celulosa Arauco y Constitucion SA, 7.25%, 7/29/19	300,000	356

	Total		356

Multi-Sector Bond Portfolio

	Corporate Bonds (70.2%)	Shares/ $ Par	Value $ (000’s)

	Property and Casualty Insurance (1.7%)
	American International Group, Inc., 0.635%, 10/18/11	200,000	197
	American International Group, Inc., 5.05%, 10/1/15	300,000	305
	American International Group, Inc., 5.60%, 10/18/16	200,000	204
(b)	American International Group, Inc., 5.85%, 1/16/18	2,400,000	2,484

	Total		3,190

	Railroads (0.1%)
	Kazakhstan Temir Zholy Finance BV, 6.375%, 10/6/20 144A	200,000	200

	Total		200

	Real Estate Investment Trusts (0.1%)
	Ventas Realty LP/Ventas Capital Corp., 6.75%, 4/1/17	150,000	156

	Total		156

	Retail Food and Drug (0.1%)
	American Stores Co., 7.10%, 3/20/28	100,000	77
	New Albertson’s, Inc., 7.45%, 8/1/29	125,000	101
	Tesco PLC, 5.50%, 11/15/17 144A	50,000	58

	Total		236

	Services (0.2%)
	ARAMARK Corp., 3.966%, 2/1/15	250,000	228
	Hutchison Whampoa International, Ltd., 5.75%, 9/11/19	200,000	223

	Total		451

	Technology (0.3%)
	SunGard Data Systems, Inc., 9.125%, 8/15/13	150,000	153
	SunGard Data Systems, Inc., 10.625%, 5/15/15	300,000	335

	Total		488

	Telecommunications (3.3%)
	America Movil SAB de CV, 5.00%, 3/30/20	400,000	431
(k)	Brocade Communications Systems, Inc., 6.875%, 1/15/20 144A	1,300,000	1,365
	Frontier Communications Corp., 7.125%, 3/15/19	125,000	128

	Corporate Bonds (70.2%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	Frontier Communications Corp., 7.875%, 4/15/15	100,000	108
(d)(m)	Hawaiian Telcom Communications, Inc., 9.75%, 5/1/13	100,000	-
	Qwest Communications International, Inc., 7.50%, 2/15/14	150,000	153
	Qwest Corp., 7.25%, 9/15/25	500,000	525
	Qwest Corp., 7.625%, 6/15/15	100,000	114
	Sprint Capital Corp., 8.375%, 3/15/12	600,000	642
	Telefonica Emisiones SAU, 0.775%, 2/4/13	300,000	294
	Telesat Canada/Telesat LLC, 11.00%, 11/1/15	300,000	339
	tw telecom holdings, inc., 8.00%, 3/1/18	600,000	629
	Valor Telecommunications Enterprises Finance Corp., 7.75%, 2/15/15	100,000	104
	Wind Acquisition Finance SA, 11.75%, 7/15/17 144A	300,000	336
	Windstream Corp., 7.875%, 11/1/17	100,000	104
	Windstream Corp., 8.125%, 8/1/13	600,000	651
	Windstream Corp., 8.625%, 8/1/16	300,000	317

	Total		6,240

	Tobacco (0.9%)
	Altria Group, Inc., 9.25%, 8/6/19	900,000	1,207
	Lorillard Tobacco Co., 6.875%, 5/1/20	400,000	423
	Reynolds American, Inc., 6.75%, 6/15/17	50,000	56

	Total		1,686

	Transportation (0.2%)
	DP World, Ltd., 6.85%, 7/2/37	200,000	187
	RZD Capital, Ltd., 5.739%, 4/3/17	200,000	211

	Total		398

	Utilities (1.2%)
	The AES Corp., 7.75%, 3/1/14	700,000	749
	The AES Corp., 8.00%, 10/15/17	100,000	108
	The AES Corp., 8.00%, 6/1/20	300,000	326
	Nalco Co., 8.875%, 11/15/13	20,000	20

	Corporate Bonds (70.2%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	NRG Energy, Inc., 7.25%, 2/1/14	100,000	103
	NRG Energy, Inc., 7.375%, 1/15/17	930,000	953

	Total		2,259

	Yankee Sovereign (15.0%)
	Brazilian Government International Bond, 5.875%, 1/15/19	900,000	1,055
	Brazilian Government International Bond, 6.00%, 1/17/17	400,000	466
	Brazilian Government International Bond, 8.25%, 1/20/34	200,000	291
	Brazilian Government International Bond, 8.875%, 10/14/19	900,000	1,267
	Brazilian Government International Bond, 8.875%, 4/15/24	500,000	734
(k)	Brazilian Government International Bond, 11.00%, 8/17/40	1,200,000	1,662
(k)	Colombia Government International Bond, 7.375%, 1/27/17	1,500,000	1,849
	Indonesia Government International Bond, 5.14%, 3/9/17	900,000	1,087
	Indonesia Government International Bond, 5.875%, 3/13/20	800,000	925
	Indonesia Government International Bond, 6.75%, 3/10/14	500,000	568
	Indonesia Government International Bond, 6.875%, 1/17/18	100,000	121
(k)	Indonesia Government International Bond, 11.625%, 3/4/19	900,000	1,395
	Mexico Government International Bond, 5.625%, 1/15/17	200,000	229
	Mexico Government International Bond, 6.05%, 1/11/40	200,000	229
	Mexico Government International Bond, 6.75%, 9/27/34	200,000	249
	Mexico Government International Bond, 8.125%, 12/30/19	200,000	270
	Mexico Government International Bond, 8.30%, 8/15/31	100,000	143
	Panama Government International Bond, 7.25%, 3/15/15	1,100,000	1,315

Multi-Sector Bond Portfolio

	Corporate Bonds (70.2%)	Shares/ $ Par	Value $ (000’s)

	Yankee Sovereign continued
	Peruvian Government International Bond, 7.35%, 7/21/25	800,000	1,038
	Philippine Government International Bond, 6.375%, 10/23/34	300,000	349
	Philippine Government International Bond, 6.50%, 1/20/20	300,000	359
	Philippine Government International Bond, 7.50%, 9/25/24	500,000	655
(k)	Philippine Government International Bond, 7.75%, 1/14/31	1,300,000	1,729
	Poland Government International Bond, 6.375%, 7/15/19	390,000	459
	Qatar Government International Bond, 4.00%, 1/20/15 144A	100,000	105
	Qatar Government International Bond, 5.25%, 1/20/20 144A	200,000	220
(b)	Russian Government International Bond, 7.50%, 3/31/30	3,401,000	4,061
	South Africa Government International Bond, 6.875%, 5/27/19	1,100,000	1,345
(k)	Turkey Government International Bond, 5.625%, 3/30/21	1,500,000	1,635
	Turkey Government International Bond, 6.75%, 5/30/40	500,000	570
(k)	United Mexican States, 5.95%, 3/19/19	1,500,000	1,760

	Total		28,140

	Total Corporate Bonds (Cost: $121,669)		131,893

	Foreign Bonds (15.6%)

	Autos / Vehicle Parts (0.7%)
	Fiat Finance & Trade SA, 6.625%, 2/15/13	300,000	426
	Fiat Finance & Trade SA, 7.625%, 9/15/14	500,000	737

Foreign Bonds (15.6%)	Shares/ $ Par	Value $ (000’s)

Autos / Vehicle Parts continued
Fiat Finance & Trade SA, 9.00%, 7/30/12	100,000	148

Total		1,311

Banking (0.9%)
Morgan Stanley, 1.218%, 3/1/13	1,300,000	1,684

Total		1,684

Basic Materials (0.7%)
Rhodia SA, 3.585%, 10/15/13	600,000	812
Smurfit Kappa Acquisitions, 7.75%, 11/15/19	300,000	427

Total		1,239

Beverage/Bottling (0.1%)
OI European Group BV, 6.75%, 9/15/20 144A	200,000	279

Total		279

Cable/Media/Broadcasting/Satellite (1.3%)
UPC Holding BV, 8.375%, 8/15/20 144A	1,300,000	1,781
Ziggo Bond Co. BV, 8.00%, 5/15/18	500,000	717

Total		2,498

Governments (8.6%)
Banco Nacional de Desenvolvimento Economico e Social, 4.125%, 9/15/17 144A	300,000	411
Banque Centrale de Tunisie, 6.25%, 2/20/13	300,000	444
Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/1/12	108,000	64
Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/1/17	2,603,000	1,461
Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/1/21	604,000	329
Bundesrepublik Deutschland, 4.25%, 7/4/18	300,000	473
Canadian Government Bond, 2.50%, 6/1/15	4,300,000	4,288
Indonesia Treasury Bond, 10.00%, 2/15/28	21,000,000,000	2,694
United Kingdom Gilt, 2.75%, 1/22/15	1,800,000	2,962
Uruguay Government International Bond, 6.875%, 1/19/16	2,000,000	2,987

Total		16,113

Independent Finance (1.7%)
Banque PSA Finance, 8.50%, 5/4/12	200,000	296
Conti-Gummi Finance BV, 8.50%, 7/15/15	400,000	587

	Foreign Bonds (15.6%)	Shares/ $ Par	Value $ (000’s)

	Independent Finance continued
	General Electric Capital Corp., 4.625%, 9/15/66	980,000	1,085
	HeidelbergCement Finance BV, 7.50%, 10/31/14	600,000	869
	HeidelbergCement Finance BV, 8.00%, 1/31/17	100,000	145
	LBG Capital No.1 PLC, 7.869%, 8/25/20	100,000	148

	Total		3,130

	Other Finance (0.4%)
	ING Groep NV, 5.14%, 3/17/49	600,000	782

	Total		782

	Property and Casualty Insurance (0.1%)
	American International Group, Inc., 1.034%, 4/26/11	100,000	135
	American International Group, Inc., 8.625%, 5/22/38	100,000	148

	Total		283

	Structured Products (0.4%)
	EMF-NL BV, 1.646%, 4/17/41	300,000	342
	EMF-NL BV, 1.746%, 10/17/39	44,311	57
	Eurosail-NL BV, 1.596%, 10/17/40	282,198	338

	Total		737

	Telecommunications (0.7%)
	Virgin Media Secured Finance PLC, 7.00%, 1/15/18	400,000	668
	Wind Acquisition Finance SA, 11.00%, 12/1/15	400,000	574

	Total		1,242

	Total Foreign Bonds (Cost: $28,113)		29,298

	Governments (1.9%)

	Governments (1.9%)
(b)	US Treasury, 3.625%, 8/15/19	3,200,000	3,519
	Total Governments (Cost: $3,461)		3,519

	Municipal Bonds (2.3%)

	Municipal Bonds (2.3%)
	Bay Area Toll Authority, 6.918%, 4/1/40 RB	200,000	217

Multi-Sector Bond Portfolio

Municipal Bonds (2.3%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 5.875%, 6/1/30 RB	100,000	80
Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 5.875%, 6/1/47 RB	100,000	73
California State, 7.30%, 10/1/39 GO	200,000	212
The California State University, 6.484%, 11/1/41 RB	300,000	327
Clovis Unified School District of California, Series 2001-B, 0.00%, 8/1/20 GO, NATL-RE FGIC	100,000	65
Golden State Tobacco Securitization Corp., Series 2007-A2, 0.00%, 6/1/37 RB	100,000	64
Golden State Tobacco Securitization Corp., Series 2007-A1, 5.75%, 6/1/47 RB	100,000	75
Indiana Finance Authority, Series 2009-B, 6.596%, 2/1/39 RB	300,000	337
Los Angeles Unified School District, Series 2007-A1, 4.50%, 7/1/23 GO, AGM	100,000	105
New York City Municipal Water Finance Authority, 6.011%, 6/15/42 RB	300,000	334
New York City Transitional Finance Authority, 5.508%, 8/1/37 RB	300,000	312
New York Metropolitan Transportation Authority, 6.089%, 11/15/40 RB	500,000	528
New York State Urban Development Corp., 5.77%, 3/15/39 RB	100,000	106
North Texas Tollway Authority, Series 2009-B, 6.718%, 1/1/49 RB	200,000	218
North Texas Tollway Authority, Series B-2, 8.91%, 2/1/30 RB	100,000	103

Municipal Bonds (2.3%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
Northern Tobacco Securitization Corp., Series 2006-A, 5.00%, 6/1/46 RB	200,000	135
San Diego County Regional Airport Authority, Series C, 6.628%, 7/1/40 RB	100,000	102
San Diego Redevelopment Agency, Series A, 7.625%, 9/1/30 TRAN	100,000	101
Tennessee State School Bond Authority, 4.848%, 9/15/27 GO	100,000	101
Tobacco Securitization Authority of Southern California, Series A1, 5.00%, 6/1/37 RB	100,000	77
Tobacco Settlement Finance Authority of West Virginia, Series A, 7.467%, 6/1/47 RB	800,000	619

Total		4,291

Total Municipal Bonds (Cost: $4,234)		4,291

Structured Products (9.6%)

Structured Products (9.6%)
American Home Mortgage Assets, Series 2006-4, Class 1A12, 0.466%, 10/25/46	60,754	31
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 2.034%, 9/25/45	18,164	16
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, 5.837%, 6/10/49	100,000	103
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, 5.934%, 2/10/51	100,000	108
Banc of America Funding Corp., Series 2005-H, Class 5A1, 5.319%, 11/20/35	592,234	421
Bear Stearns ALT-A Trust, Series 2006-6, Class 2A1, 5.533%, 11/25/36	664,030	468

Structured Products (9.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Bear Stearns ARM Trust, Series 2005-10, Class A1, 3.063%, 10/25/35	96,929	97
Bear Stearns Asset Backed Securities I Trust, Series 2004-B01, Class 1A3, 0.806%, 9/25/34	1,000,000	946
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-BBA7, Class A2, 0.417%, 3/15/19 144A	500,000	451
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-T20, Class A4A, 5.296%, 10/12/42	300,000	332
Bear Sterns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 5.347%, 5/25/47	71,154	54
CDC Commercial Mortgage Trust, Series 2002-FX1, Class D, 6.005%, 5/15/35	300,000	315
CHL Mortgage Pass-Through Trust, Series 2006-9, Class A1, 6.00%, 5/25/36	1,144,422	1,013
Citigroup Mortgage Loan Trust, Inc., Series 2007-10, Class 22AA, 5.864%, 9/25/37	72,725	53
Countrywide Alternative Loan Trust, Series 2006-0A17, Class 1A1A, 0.452%, 12/20/46	103,782	51
Countrywide Alternative Loan Trust, Series 2006-0A9, Class 2A1A, 0.467%, 7/20/46	45,638	21
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 0.587%, 11/20/35	23,948	14
Countrywide Alternative Loan Trust, Series 2005-62, Class 2A1, 1.37%, 12/25/35	24,640	15
Countrywide Alternative Loan Trust, Series 2005-79CB, Class A3, 5.50%, 1/25/36	1,000,000	730
Encore Credit Receivables Trust, Series 2005-3, Class 2A2, 0.526%, 10/25/35	19,173	19

Multi-Sector Bond Portfolio

Structured Products (9.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., Series 3346, Class FA, 0.487%, 2/15/19	454,191	454
Federal National Mortgage Association, Series 2007-114, Class A6, 0.456%, 10/27/37	300,000	299
Federal National Mortgage Association, Series 2003-W6, Class F, 0.606%, 9/25/42	83,573	83
First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 2A1, 5.00%, 10/25/20	117,292	120
First Horizon Mortgage Pass-Through Trust, Series 2007-2, Class 1A5, 5.75%, 5/25/37	1,300,000	1,129
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 4.923%, 1/25/36	13,752	11
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6, 6.00%, 2/25/36	609,221	559
Indymac Indx Mortgage Loan Trust, Series 2005-AR12, Class 2A1A, 0.496%, 7/25/35	6,920	4
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4, 5.363%, 12/15/44	200,000	220
J.P. Morgan Mortgage Trust, Series 2007-A1, Class 6A1, 4.781%, 7/25/35	153,300	146
J.P. Morgan Mortgage Trust, Series 2007-A4, Class 3A1, 5.877%, 6/25/37	490,944	438

Structured Products (9.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
JPMorgan Reremic, Series 2009-10, Class 4A1, 0.762%, 3/26/37 144A	773,795	714
Lehman XS Trust, Series 2006-8, Class 3A1A, 0.376%, 6/25/36	148,525	142
Long Beach Mortgage Loan Trust, Series 2006-11, Class 2A1, 0.316%, 12/25/36	403	0
Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 1.448%, 4/25/38	719,479	723
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 5A1, 5.43%, 12/25/35	1,579,816	1,456
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4, 5.332%, 12/15/43	1,200,000	1,307
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 4A, 5.218%, 7/25/35	1,537,091	1,369
Residential Accredit Loans, Inc., Series 2005-QA3, Class NB2, 3.261%, 3/25/35	709,114	488
SLM Student Loan Trust, Series 2008-9, Class A, 1.998%, 4/25/23	860,998	891
Structured Asset Securities Corp., Series 2006-GEL4, Class A1, 0.376%, 10/25/36 144A	36,591	36
Thornburg Mortgage Securities Trust, Series 2007-2, Class A2A, 0.386%, 6/25/37	319,032	305
WaMu Mortgage Pass-Through Certificates, Series 2007-0A1, Class A1A, 1.086%, 2/25/47	47,912	28

	Structured Products (9.6%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	WaMu Mortgage Pass-Through Certificates, Series 2006-AR2, Class 1A1, 5.20%, 3/25/37	986,360	809
	WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 4A1, 5.241%, 2/25/37	51,465	39
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A6, 5.442%, 7/25/36	15,764	13
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1, 5.462%, 4/25/36	476,015	397
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 4A1, 5.468%, 7/25/36	903,363	719
	Total Structured Products (Cost: $17,509)		18,157

	Short-Term Investments (0.3%)

	Government (0.3%)
(b)	United States Treasury Bill, 0.13%, 10/7/10	321,000	321
(b)	United States Treasury Bill, 0.14%, 10/21/10	321,000	321

	Total		642

	Total Short-Term Investments (Cost: $642)		642

	Total Investments (100.3%) (Cost: $176,385)(a)		188,592

	Other Assets, Less Liabilities (-0.3%)		(603)

	Net Assets (100.0%)		187,989

Multi-Sector Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010 the value of these securities (in thousands) was $25,407 representing 13.55% of the net assets.

GO — General Obligation

RB — Revenue Bond

TRAN — Tax Allocation Bond

AGM — Assured Guaranty Municipal Corp.

FGIC — Financial Guaranty Insurance Co.

NATL-RE — National Public Finance Guarantee Corp.

(a)	At September 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $176,385 and the net unrealized appreciation of investments based on that cost was $12,207 which is comprised of $13,751 aggregate gross unrealized appreciation and $1,544 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
90 Day Euro $ Commodity Future (Long) (Total Notional Value at September 30, 2010, $12,867)	52	3/12	$ 24
90 Day Euro $ Commodity Future (Long) (Total Notional Value at September 30, 2010, $44,803)	183	9/12	428
Euro Bund Future (Long) (Total Notional Value at September 30, 2010, $12,055)	72	12/10	85
Long Gilt Future (Long) (Total Notional Value at September 30, 2010, $4,051)	21	12/10	(18)

(c)	PIK—Payment In Kind

(d)	Defaulted Security

(h)	Forward foreign currency contracts outstanding on September 30, 2010.

Type		Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Citibank N.A.	AUD	156	10/10	$2		$—	$2
Sell	HSBC Bank USA	BRL	2,153	12/10	—		(56)	(56)
Sell	Morgan Stanley & Co., Inc.	BRL	1,426	12/10	—		(40)	(40)
Buy	Citibank N.A.	CAD	53	11/10	—	(m)	—	— (m)
Sell	Morgan Stanley & Co., Inc.	CAD	4,279	11/10	—		(71)	(71)
Buy	Bank of America, N.A.	CNY	2,191	1/11	—		(2)	(2)
Buy	Barclays Bank PLC	CNY	4,659	1/11	—		(2)	(2)
Buy	Citibank N.A.	CNY	7,419	1/11	—		(4)	(4)
Buy	HSBC Bank USA	CNY	6,385	1/11	9		—	9
Buy	Morgan Stanley & Co., Inc.	CNY	6,516	1/11	—		(4)	(4)
Buy	Barclays Bank PLC	EUR	110	10/10	9		—	9
Sell	Bank of America, N.A.	EUR	390	10/10	—		(16)	(16)
Sell	Barclays Bank PLC	EUR	4,962	10/10	—		(396)	(396)
Sell	JP Morgan Chase Bank, N.A.	EUR	360	10/10	—		(18)	(18)
Sell	BNP Paribas S.A.	EUR	171	11/10	—		(3)	(3)
Sell	Citibank N.A.	EUR	6,734	11/10	—		(529)	(529)
Sell	Credit Suisse International	EUR	635	11/10	—		(39)	(39)
Sell	Royal Bank of Scotland PLC	EUR	682	11/10	1		—	1
Sell	UBS AG	EUR	581	11/10	—		(9)	(9)
Sell	Bank of America, N.A.	GBP	547	12/10	—		(9)	(9)
Sell	Citibank N.A.	GBP	400	12/10	2		—	2
Sell	UBS AG	GBP	3,178	12/10	—		(39)	(39)
Buy	Citibank N.A.	INR	49,582	11/10	35		—	35
Buy	HSBC Bank USA	INR	20,042	11/10	12		—	12
Buy	Bank of America, N.A.	KRW	201,952	11/10	5		—	5
Buy	Barclays Bank PLC	KRW	853,285	11/10	10		—	10
Buy	Citibank N.A.	KRW	426,378	11/10	13		—	13
Buy	Goldman Sach Bank USA	KRW	11,730	11/10	—	(m)	—	— (m)
Buy	JP Morgan Chase Bank, N.A.	KRW	1,229,583	11/10	—		(4)	(4)
Buy	Morgan Stanley & Co., Inc.	KRW	400,055	11/10	12		—	12

Multi-Sector Bond Portfolio

Type		Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Royal Bank of Scotland PLC	KRW	683,825	11/10	6	—	6
Sell	JP Morgan Chase Bank, N.A.	KRW	904,640	11/10	8	—	8
Buy	JP Morgan Chase Bank, N.A.	MXN	21,551	2/11	8	—	8
Buy	Citibank N.A.	PHP	12,577	11/10	9	—	9
Sell	JP Morgan Chase Bank, N.A.	PHP	13,725	11/10	—	(11)	(11)
Buy	Citibank N.A.	SGD	230	11/10	3	—	3
Buy	Bank of America, N.A.	SGD	940	3/11	16	—	16
Buy	JP Morgan Chase Bank, N.A.	SGD	190	3/11	3	—	3
Buy	Royal Bank of Scotland PLC	SGD	240	3/11	4	—	4
Buy	Citibank N.A.	TRY	200	10/10	7	—	7
Buy	HSBC Bank USA	TRY	293	10/10	11	—	11
Sell	Barclays Bank PLC	ZAR	99	10/10	—	(2)	(2)

					$185	$(1,254)	$(1,069)

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CNY — China Yuan Renminbi

EUR — Euro

GBP — British Pound

INR — INR

KRW — South Korean Won

MXN — Mexican New Peso

PHP — Philippines Peso

SGD — Singapore Dollar

TRY — Turkish Lira

ZAR — South African Rand

(i)	Written options outstanding on September 30, 2010.

Options on exchange traded futures contracts

Description	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Call — CME 90 Day Euro $ Commodity	$99.500	12/10	3	$(1)
Put — CME 90 Day Euro $ Commodity	99.500	12/10	3	— (m)

(Premiums Received $2)				$(1)

CME — Chicago Mercantile Exchange

Options on over-the-counter swaps

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000’s)	Value (000’s)
Call — OTC 5-Year Interest Rate Swap	JP Morgan Chase Bank, N.A.	3-Month USD LIBOR	Receive	1.50%	12/10	9,000	$ (4)
Call — OTC 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	1.50%	12/10	9,000	(4)
Put — OTC 3-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	2.75%	6/12	37,000	(25)
Put — OTC 2-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	2.25%	9/12	18,000	(12)
Put — OTC 5-Year Interest Rate Swap	JP Morgan Chase Bank, N.A.	3-Month USD LIBOR	Receive	2.10%	12/10	9,000	(1)
Put — OTC 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	2.10%	12/10	9,000	(1)

(Premiums Received $63)							(47)

OTC — Over-the-counter

Multi-Sector Bond Portfolio

(j)	Swap agreements outstanding on September 30, 2010.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Barclays Bank PLC	28 Day Mexico Interbank TIIE Banxico	Pay	7.34%	1/15 MXN	6,700	$33
BNP Paribas SA	Brazil Cetip Interbank Deposit	Pay	0.00%	1/13 BRL	700	6
Goldman Sachs International	Brazil Cetip Interbank Deposit	Pay	0.00%	1/12 BRL	18,000	165
HSBC Bank USA	Brazil Cetip Interbank Deposit	Pay	0.00%	1/14 BRL	200	2
HSBC Bank USA	28 Day Mexico Interbank TIIE Banxico	Pay	7.33%	1/15 MXN	5,800	29
JP Morgan Chase Bank, NA	Brazil Cetip Interbank Deposit	Pay	0.00%	1/12 BRL	6,000	80
JP Morgan Chase Bank, NA	28 Day Mexico Interbank TIIE Banxico	Pay	8.95%	2/19 MXN	2,900	40
JP Morgan Chase Bank, NA	28 Day Mexico Interbank TIIE Banxico	Pay	7.78%	4/19 MXN	1,900	13
Royal Bank Of Scotland PLC	Australian Bank Bill Short Term Rates 6M	Pay	6.00%	12/20 AUD	1,000	41

						$409

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Barclays Bank PLC	Credit Default Index (CDX) Emerging Markets Index, Series 14	Sell	5.00%	12/15 USD	200	$ — (m)
Barclays Bank PLC	Codelco, Inc., 7.50%, 1/15/19	Sell	1.00%	12/11 USD	600	2
Barclays Bank PLC	Republic of China, 4.75%, 10/29/13	Sell	1.00%	6/11 USD	900	2
Barclays Bank PLC	Republic of Korea, 4.25%, 6/1/13	Sell	1.00%	3/11 USD	100	— (m)
Barclays Bank PLC	CDX Emerging Markets Index, Series 13	Sell	5.00%	6/15 USD	2,500	(4)
Barclays Bank PLC	Republic of China, 4.75%, 10/29/13	Sell	1.00%	9/15 USD	100	1
Barclays Bank PLC	Conti-Gummi Finance BV, 8.50%, 7/15/15	Sell	5.00%	12/13 EUR	400	4
Barclays Bank PLC	Republic of China, 4.75%, 10/29/13	Sell	1.00%	9/15 USD	200	1
BNP Paribas SA	Republic of China, 4.75%, 10/29/13	Sell	1.00%	9/15 USD	100	1
Credit Suisse International	Brazilian Government International Bond, 12.25%, 3/6/30	Sell	1.00%	12/10 USD	200	— (m)
Goldman Sachs International	BP Capital Markets America, Inc., 4.20%, 6/15/18	Sell	5.00%	6/15 USD	100	14
Goldman Sachs International	BP Capital Markets America, Inc., 4.20%, 6/15/18	Sell	5.00%	9/15 USD	100	14
Goldman Sachs International	Republic of Korea, 4.25%, 6/1/13	Sell	1.00%	3/11 USD	200	— (m)
Goldman Sachs International	Emirate of Abu Dhabi, 5.50%, 8/2/12	Sell	1.00%	3/11 USD	200	— (m)
Goldman Sachs International	Brazilian Government International Bond, 12.25%, 3/6/30	Sell	1.00%	3/11 USD	200	(1)
Goldman Sachs International	Royal Caribbean Cruises, Ltd., 6.875%, 12/1/13	Buy	(5.00%)	3/11 USD	1,000	(20)
Goldman Sachs International	BP Capital Markets America, Inc., 4.20%, 6/15/18	Sell	1.00%	6/15 USD	500	(15)
Goldman Sachs International	BP Capital Markets America, Inc., 4.20%, 6/15/18	Sell	5.00%	6/15 USD	100	12

Multi-Sector Bond Portfolio

Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount (000’s)		Unrealized Appreciation/ (Depreciation) (000’s)

HSBC Bank USA	CDX Emerging Markets Index, Series 14	Sell	5.00%	12/15 USD	200	$	— (m)
HSBC Bank USA	CDX Emerging Markets Index, Series 13	Sell	5.00%	6/15 USD	1,200		29
HSBC Bank USA	BP Capital Markets America, Inc., 4.20%, 6/15/18	Sell	1.00%	9/11 USD	100		6
HSBC Bank USA	Republic of China, 4.75%, 10/29/13	Sell	1.00%	9/15 USD	100		1
JP Morgan Chase Bank, NA	Morgan Stanley, 6.60%, 4/1/12	Sell	1.00%	9/11 USD	900		7
JP Morgan Chase Bank, NA	Mexico Government International Bond, 7.50%, 4/8/33	Sell	1.00%	12/10 USD	1,300		1
JP Morgan Chase Bank, NA	Brazilian Government International Bond, 12.25%, 3/6/30	Sell	1.00%	12/10 USD	700		— (m)
JP Morgan Chase Bank, NA	BP Capital Markets America, Inc., 4.20%, 6/15/18	Sell	5.00%	9/11 USD	100		6
JP Morgan Chase Bank, NA	Petrobras International Finance Co., 8.375%, 12/10/18	Sell	1.00%	9/11 USD	200		1
JP Morgan Chase Bank, NA	BP Capital Markets America, Inc., 4.20%, 6/15/18	Sell	5.00%	6/15 USD	100		12
Morgan Stanley Capital Services, Inc.	Petrobras International Finance Co., 8.375%, 12/10/18	Sell	1.00%	12/12 USD	1,600		— (m)
Morgan Stanley Capital Services, Inc.	Republic of China, 4.75%, 10/29/13	Sell	1.00%	9/15 USD	200		2
Morgan Stanley Capital Services, Inc.	Dow Jones CDX North America (NA) High Yield Index, Series 9	Sell	3.75%	12/12 USD	4,300		185
Morgan Stanley Capital Services, Inc.	Petrobras International Finance Co., 8.375%, 12/10/18	Sell	1.00%	9/15 USD	200		2
Morgan Stanley Capital Services, Inc.	CDX NA Investment Grade Index, Series 15	Sell	1.00%	12/15 USD	9,200		— (m)
Morgan Stanley Capital Services, Inc.	CDX Emerging Markets Index, Series 13	Sell	5.00%	6/15 USD	300		(1)
Morgan Stanley Capital Services, Inc.	Philippine Government International Bond, 10.625%, 3/16/25	Sell	2.44%	9/17 USD	100		6
Morgan Stanley Capital Services, Inc.	CDX Emerging Markets Index, Series 14	Sell	5.00%	12/15 USD	100		— (m)
Royal Bank Of Scotland PLC	Republic of China, 4.75%, 10/29/13	Sell	1.00%	9/15 USD	200		1
Royal Bank Of Scotland PLC	Republic of China, 4.75%, 10/29/13	Sell	1.00%	9/15 USD	100		1
UBS AG	American International Group, Inc., 6.25%, 5/1/36	Sell	5.00%	9/12 USD	300		45
UBS AG	American International Group, Inc., 6.25%, 5/1/36	Sell	5.00%	9/14 USD	100		22

							$337

(k)	Cash or securities with an aggregate value of $29,927 (in thousands) has been pledged as collateral for swap contracts outstanding, or written options on September 30, 2010.

(m)	Amount is less than one thousand.

(n)	At September 30, 2010 portfolio securities with an aggregate value of $0 (in thousands) were valued with reference to securities whose values are more readily available.

Multi-Sector Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2010.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)

Assets:

US Government & Agency Bonds	$-	$3,519	$-

Foreign Bonds	-	57,438	-

Municipal Bonds	-	4,291	-

Corporate Bonds	-	104,545	-

Structured Products	-	18,157	-

Short-Term Investments	-	642	-

Other Financial Instruments^	537	972	-

Liabilities:

Other Financial Instruments^	(18)	(1,343)	-

Total	$519	$188,221	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Balanced Portfolio

Schedule of Investments

September 30, 2010 (unaudited)

	Domestic Common Stocks and Warrants (35.8%)	Shares/ $ Par	Value $ (000’s)

	Large Cap Common Stocks (24.4%)

	Consumer Discretionary (3.0%)

	Abercrombie & Fitch Co. - Class A	93,100	3,661
*	Amazon.com, Inc.	31,300	4,916
	Coach, Inc.	65,400	2,810
*	DIRECTV - Class A	90,700	3,776
*	Discovery Communications, Inc.	71,300	2,723
	The Home Depot, Inc.	124,600	3,947
	Johnson Controls, Inc.	137,900	4,206
*	Kohl’s Corp.	118,700	6,253
	Marriott International, Inc. - Class A	180,600	6,471
	McDonald’s Corp.	104,100	7,756
*	MGM Resorts International	137,800	1,554
	NIKE, Inc. - Class B	88,000	7,052
	Omnicom Group, Inc.	58,200	2,298
	Target Corp.	132,200	7,065
	The Walt Disney Co.	51,300	1,698

	Total		66,186

	Consumer Staples (2.8%)

	Avon Products, Inc.	115,900	3,722
	The Coca-Cola Co.	92,900	5,437
	Colgate-Palmolive Co.	55,200	4,243
	Costco Wholesale Corp.	64,000	4,127
	CVS Caremark Corp.	119,100	3,748
	H.J. Heinz Co.	82,400	3,903
*	Hansen Natural Corp.	61,000	2,844
	Kimberly-Clark Corp.	26,600	1,730
	PepsiCo, Inc.	122,900	8,165
	Philip Morris International, Inc.	193,400	10,834
	Reynolds American, Inc.	30,600	1,817
	Walgreen Co.	61,600	2,064
	Wal-Mart Stores, Inc.	178,400	9,548

	Total		62,182

	Energy (2.4%)

	Anadarko Petroleum Corp.	59,800	3,412
*	Cameron International Corp.	153,100	6,577
	Chevron Corp.	23,200	1,880
	EOG Resources, Inc.	20,100	1,869
	Exxon Mobil Corp.	284,400	17,573
	Halliburton Co.	146,300	4,838
	Hess Corp.	48,600	2,873
	Occidental Petroleum Corp.	41,100	3,218
	Petroleo Brasileiro SA, ADR	136,300	4,944
	Schlumberger, Ltd.	104,100	6,414

	Total		53,598

	Financials (1.0%)

	Aflac, Inc.	62,600	3,237

	Domestic Common Stocks and Warrants (35.8%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	American Express Co.	124,500	5,233
	CME Group, Inc. - Class A	7,700	2,005
	The Goldman Sachs Group, Inc.	16,300	2,357
	JPMorgan Chase & Co.	62,800	2,391
	MetLife, Inc.	74,100	2,849
	Morgan Stanley	70,600	1,742
	T. Rowe Price Group, Inc.	70,300	3,520

	Total		23,334

	Health Care (2.3%)

	Abbott Laboratories	153,700	8,029
	Allergan, Inc.	72,500	4,823
*	Amgen, Inc.	51,800	2,855
*	Celgene Corp.	179,000	10,312
	Covidien PLC	58,200	2,339
*	Express Scripts, Inc.	214,800	10,461
*	Life Technologies Corp.	65,500	3,058
	Merck & Co., Inc.	50,100	1,844
	Pfizer, Inc.	108,800	1,868
	Teva Pharmaceutical Industries, Ltd., ADR	46,800	2,469
*	Thermo Fisher Scientific, Inc.	83,200	3,984

	Total		52,042

	Industrials (2.8%)

	3M Co.	69,100	5,992
	Caterpillar, Inc.	86,600	6,814
	Cummins, Inc.	67,700	6,132
	Danaher Corp.	153,800	6,246
	FedEx Corp.	51,700	4,420
	Honeywell International, Inc.	88,900	3,906
	Illinois Tool Works, Inc.	92,000	4,326
	Norfolk Southern Corp.	54,500	3,243
	PACCAR, Inc.	44,200	2,128
	Precision Castparts Corp.	27,700	3,528
	Republic Services, Inc.	53,400	1,628
	Union Pacific Corp.	45,200	3,697
	United Parcel Service, Inc. - Class B	58,300	3,888
	United Technologies Corp.	97,100	6,917

	Total		62,865

	Information Technology (7.5%)

*	Adobe Systems, Inc.	75,000	1,961
*	Agilent Technologies, Inc.	68,700	2,293
	Altera Corp.	50,800	1,532
	Analog Devices, Inc.	66,500	2,087
*	Apple, Inc.	76,200	21,622
	Automatic Data Processing, Inc.	72,900	3,064
	Broadcom Corp. - Class A	67,200	2,378
*	Cisco Systems, Inc.	602,200	13,188

Balanced Portfolio

	Domestic Common Stocks and Warrants (35.8%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Citrix Systems, Inc.	74,500	5,084
*	Cognizant Technology Solutions Corp. - Class A	75,700	4,880
*	Dell, Inc.	196,800	2,551
*	EMC Corp.	145,500	2,955
*	Google, Inc. - Class A	22,900	12,041
	Hewlett-Packard Co.	189,600	7,976
	Intel Corp.	314,100	6,040
	International Business Machines Corp.	109,100	14,635
*	Juniper Networks, Inc.	185,500	5,630
*	Marvell Technology Group, Ltd.	200,300	3,507
	MasterCard, Inc. - Class A	10,600	2,374
	Microsoft Corp.	545,300	13,354
*	NetApp, Inc.	148,300	7,384
	Oracle Corp.	378,200	10,155
	Paychex, Inc.	61,800	1,699
	QUALCOMM, Inc.	156,900	7,079
	Texas Instruments, Inc.	124,000	3,365
	Visa, Inc. - Class A	32,800	2,436
	Western Union Co.	316,500	5,593

	Total		166,863

	Materials (1.4%)

	The Dow Chemical Co.	122,300	3,358
	Ecolab, Inc.	90,000	4,567
	Freeport-McMoRan Copper & Gold, Inc.	55,400	4,731
	Monsanto Co.	66,200	3,173
	Potash Corp. of Saskatchewan, Inc.	37,900	5,459
	Praxair, Inc.	85,500	7,717
	Southern Copper Corp.	60,800	2,135

	Total		31,140

	Telecommunication Services (0.6%)

*	American Tower Corp. - Class A	128,400	6,582
	AT&T, Inc.	65,100	1,862
	CenturyLink, Inc.	48,000	1,894
	Verizon Communications, Inc.	58,700	1,913

	Total		12,251

	Utilities (0.6%)

	Consolidated Edison, Inc.	36,700	1,770
	Duke Energy Corp.	101,100	1,790
	Exelon Corp.	42,800	1,822
	FirstEnergy Corp.	48,600	1,873
	PPL Corp.	65,100	1,773
	Progress Energy, Inc.	40,500	1,799
	Southern Co.	47,900	1,784

	Total		12,611

	Total Large Cap Common Stocks		543,072

	Domestic Common Stocks and Warrants (35.8%)	Shares/ $ Par	Value $ (000’s)

	Mid Cap Common Stocks (8.7%)

	Consumer Discretionary (2.1%)

*	Bed Bath & Beyond, Inc.	61,700	2,678
*	BorgWarner, Inc.	41,000	2,157
(p)*	Charter Communications, Inc. - Class A	19,643	658
	Chico’s FAS, Inc.	203,100	2,137
	DeVry, Inc.	77,200	3,799
*	Dollar Tree, Inc.	99,700	4,861
*	GameStop Corp. - Class A	131,900	2,600
	International Game Technology	126,800	1,832
*	Jack in the Box, Inc.	137,700	2,952
*	Lamar Advertising Co. - Class A	55,800	1,776
	Limited Brands, Inc.	152,600	4,087
	The McGraw-Hill Cos., Inc.	44,100	1,458
	Nordstrom, Inc.	46,900	1,745
*	O’Reilly Automotive, Inc.	118,600	6,309
*	Penn National Gaming, Inc.	71,800	2,126
*	Priceline.com, Inc.	5,900	2,055
	Strayer Education, Inc.	4,400	768
	VF Corp.	23,300	1,888

	Total		45,886

	Consumer Staples (0.2%)

	The Clorox Co.	26,800	1,789
	Mead Johnson Nutrition Co.	35,200	2,003
*	Ralcorp Holdings, Inc.	24,900	1,456

	Total		5,248

	Energy (0.5%)

*	Denbury Resources, Inc.	120,100	1,908
*	Dresser-Rand Group, Inc.	46,500	1,715
	Ensco PLC, ADR	34,400	1,539
	EQT Corp.	57,300	2,066
*	FMC Technologies, Inc.	29,300	2,001
	Range Resources Corp.	39,300	1,499

	Total		10,728

	Financials (0.8%)

	Assured Guaranty, Ltd.	97,700	1,672
*	CB Richard Ellis Group, Inc. - Class A	95,400	1,744
	DuPont Fabros Technology, Inc.	68,200	1,715
	Greenhill & Co., Inc.	24,250	1,923
*	IntercontinentalExchange, Inc.	22,200	2,325
	Invesco, Ltd.	69,100	1,467
*	MBIA, Inc.	150,900	1,516
	Raymond James Financial, Inc.	67,900	1,720
	SEI Investments Co.	90,400	1,839
	Synovus Financial Corp.	425,900	1,048

	Total		16,969

Balanced Portfolio

	Domestic Common Stocks and Warrants (35.8%)	Shares/ $ Par	Value $ (000’s)

	Health Care (1.2%)
	AmerisourceBergen Corp.	240,300	7,368
*	Cerner Corp.	18,400	1,545
*	Charles River Laboratories International, Inc.	42,300	1,402
*	Covance, Inc.	89,100	4,169
*	DaVita, Inc.	44,100	3,044
*	Immucor, Inc.	185,724	3,683
*	Intuitive Surgical, Inc.	6,600	1,873
*	Mettler-Toledo International, Inc.	25,700	3,198
	Pharmaceutical Product Development, Inc.	66,500	1,649

	Total		27,931

	Industrials (1.5%)
	Bucyrus International, Inc.	28,200	1,956
	C.H. Robinson Worldwide, Inc.	43,200	3,021
*	Corrections Corp. of America	144,100	3,556
	Dover Corp.	75,400	3,937
	Expeditors International of Washington, Inc.	79,000	3,652
*	Foster Wheeler AG	160,700	3,931
	L-3 Communications Holdings, Inc.	25,200	1,821
	MSC Industrial Direct Co., Inc. - Class A	58,200	3,145
	Regal-Beloit Corp.	46,300	2,717
	Robert Half International, Inc.	78,000	2,028
	Roper Industries, Inc.	51,900	3,383

	Total		33,147

	Information Technology (1.9%)
*	Alliance Data Systems Corp.	49,200	3,211
	Amphenol Corp. - Class A	135,300	6,627
*	Autodesk, Inc.	87,100	2,785
*	Avago Technologies, Ltd.	208,100	4,684
*	BMC Software, Inc.	129,400	5,238
	FactSet Research Systems, Inc.	39,900	3,237
	Global Payments, Inc.	70,800	3,037
	Microchip Technology, Inc.	142,900	4,494
*	Skyworks Solutions, Inc.	99,600	2,060
*	VeriFone Holdings, Inc.	89,550	2,782
*	Zebra Technologies Corp. - Class A	100,400	3,377

	Total		41,532

	Materials (0.3%)
	Martin Marietta Materials, Inc.	12,700	978
*	Owens-Illinois, Inc.	106,800	2,997
*	Titanium Metals Corp.	89,400	1,784

	Total		5,759

	Telecommunication Services (0.2%)
*	Crown Castle International Corp.	24,100	1,064

	Domestic Common Stocks and Warrants (35.8%)	Shares/ $ Par	Value $ (000’s)

	Telecommunication Services continued
*	SBA Communications Corp. - Class A	58,500	2,358
	Windstream Corp.	156,500	1,923

	Total		5,345

	Total Mid Cap Common Stocks		192,545

	Small Cap Common Stocks (2.7%)
	Consumer Discretionary (0.5%)
*	American Public Education, Inc.	17,350	570
*	Bally Technologies, Inc.	15,350	537
*	Buffalo Wild Wings, Inc.	19,300	924
*	Deckers Outdoor Corp.	9,950	497
*	Deer Consumer Products, Inc.	39,930	384
*	Dex One Corp.	12,630	155
*	Grand Canyon Education, Inc.	18,700	410
	Guess?, Inc.	16,300	662
*	Kirkland’s, Inc.	35,400	491
*	LKQ Corp.	58,650	1,220
*	Lumber Liquidators Holdings, Inc.	16,594	408
	Monro Muffler Brake, Inc.	32,000	1,476
	P.F. Chang’s China Bistro, Inc.	22,000	1,016
*	Ulta Salon, Cosmetics & Fragrance, Inc.	38,850	1,134
*	Vitamin Shoppe, Inc.	33,950	932

	Total		10,816

	Consumer Staples (0.1%)
	Alberto-Culver Co.	24,650	928
*	TreeHouse Foods, Inc.	25,800	1,189
*	United Natural Foods, Inc.	6,000	199

	Total		2,316

	Energy (0.2%)
*	Brigham Exploration Co.	52,300	981
	CARBO Ceramics, Inc.	15,450	1,251
*	Carrizo Oil & Gas, Inc.	30,950	741
	EXCO Resources, Inc.	38,200	568
*	Rex Energy Corp.	26,600	341
*	Superior Energy Services, Inc.	17,400	464
*	Whiting Petroleum Corp.	4,500	430

	Total		4,776

	Financials (0.2%)
	Boston Private Financial Holdings, Inc.	121,250	793
*	Cardtronics, Inc.	20,050	309
	Digital Realty Trust, Inc.	13,447	830
*	MF Global Holdings, Ltd.	95,500	688
	MFA Financial, Inc.	85,653	654

Balanced Portfolio

	Domestic Common Stocks and Warrants (35.8%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
*	Portfolio Recovery Associates, Inc.	26,100	1,687

	Total		4,961

	Health Care (0.5%)

*	Align Technology, Inc.	46,350	907
*	Allscripts Healthcare Solutions, Inc.	30,950	572
*	American Medical Systems Holdings, Inc.	31,600	619
*	athenahealth, Inc.	13,350	441
*	CardioNet, Inc.	1,150	5
*	Clarient, Inc.	137,650	465
*	Conceptus, Inc.	20,600	283
*	Dexcom, Inc.	45,391	600
*	Dynavox, Inc. - Class A	13,901	113
*	Illumina, Inc.	26,500	1,304
*	IPC The Hospitalist Co.	31,650	865
*	MAP Pharmaceuticals, Inc.	14,300	219
	Masimo Corp.	26,367	720
*	Natus Medical, Inc.	12,100	176
*	Nektar Therapeutics	25,500	377
*	NxStage Medical, Inc.	19,450	371
*	Obagi Medical Products, Inc.	49,600	521
*	Thoratec Corp.	23,288	861
*	Transcend Services, Inc.	19,150	292
*	Volcano Corp.	24,250	630

	Total		10,341

	Industrials (0.4%)

	Actuant Corp. - Class A	7,500	172
	Aegean Marine Petroleum Network, Inc.	10,350	172
	Baldor Electric Co.	8,700	352
*	Generac Holdings, Inc.	33,700	460
*	GrafTech International, Ltd.	40,150	628
*	Higher One Holdings, Inc.	19,850	327
*	Hub Group, Inc. - Class A	44,200	1,293
	Knight Transportation, Inc.	122,709	2,372
*	Oshkosh Corp.	11,200	308
*	Polypore International, Inc.	20,300	612
	Snap-on, Inc.	18,700	870
	Tennant Co.	4,200	130
*	Titan Machinery, Inc.	5,600	91
	TransDigm Group, Inc.	20,000	1,241
*	Westport Innovations, Inc.	15,700	276

	Total		9,304

	Information Technology (0.7%)

*	Advanced Energy Industries, Inc.	44,278	578
*	ArcSight, Inc.	1,850	81
*	Atheros Communications, Inc.	20,100	530

	Domestic Common Stocks and Warrants (35.8%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Calix, Inc.	38,500	553
*	CommScope, Inc.	31,450	747
*	Comtech Telecommunications Corp.	27,150	743
*	Concur Technologies, Inc.	8,900	440
*	DG Fastchannel, Inc.	47,050	1,023
*	Dice Holdings, Inc.	56,500	479
*	Diodes, Inc.	35,350	604
*	Envestnet, Inc.	1,400	15
*	Equinix, Inc.	5,823	596
*	Mellanox Technologies, Ltd.	29,733	584
*	Microsemi Corp.	47,550	815
*	MKS Instruments, Inc.	33,850	609
	Pegasystems, Inc.	24,500	761
*	RealPage, Inc.	15,800	301
*	RightNow Technologies, Inc.	39,716	782
*	Rubicon Technology, Inc.	26,915	611
*	Sourcefire, Inc.	42,200	1,217
*	SPS Commerce, Inc.	27,900	358
*	SuccessFactors, Inc.	17,900	449
*	Synchronoss Technologies, Inc.	52,450	934
*	Taleo Corp. - Class A	17,050	494
*	The Ultimate Software Group, Inc.	25,250	976
*	VanceInfo Technologies, Inc., ADR	22,271	720
*	VistaPrint NV	10,800	417

	Total		16,417

	Materials (0.0%)

*	Smurfit-Stone Container Corp.	16,720	307

	Total		307

	Other Holdings (0.1%)

	iShares Nasdaq Biotechnology Index Fund	9,100	784
	SPDR Metals & Mining ETF	17,350	928

	Total		1,712

	Total Small Cap Common Stocks		60,950

	Total Domestic Common Stocks and Warrants
	(Cost: $710,243)		796,567

Foreign Common Stocks (5.0%)	Country

Other Holdings (5.0%)

iShares MSCI EAFE Index Fund	United States	907,000	49,812
iShares MSCI Emerging Markets Index	United States	895,592	40,096
Vanguard Emerging Markets ETF	United States	488,700	22,187

Total Foreign Common Stocks (Cost: $102,058)			112,095

Balanced Portfolio

	Preferred Stocks (0.0%)	Shares/ $ Par	Value $ (000’s)

	Finance Services (0.0%)

	Ally Financial, Inc., 7.00%, 12/31/11 144A	509	458

	Total Preferred Stocks (Cost: $305)		458

	Investment Grade Segment (12.0%)

	Aerospace/Defense (0.2%)
	BAE Systems Holdings, Inc., 5.20%, 8/15/15 144A	180,000	199
	Goodrich Corp., 4.875%, 3/1/20	85,000	95
	Lockheed Martin Corp., 6.15%, 9/1/36	1,320,000	1,561
	Meccanica Holdings USA, 6.25%, 7/15/19 144A	435,000	482
	Meccanica Holdings USA, 6.25%, 1/15/40 144A	470,000	467
	United Technologies Corp., 5.375%, 12/15/17	1,185,000	1,392

	Total		4,196

	Auto Manufacturing (0.2%)
	American Honda Finance Corp., 2.50%, 9/21/15 144A	1,900,000	1,915
	American Honda Finance Corp., 3.50%, 3/16/15 144A	535,000	562
(n)	Hyundai Capital America, 3.75%, 4/6/16 144A	465,000	467
	PACCAR Financial Corp., 1.95%, 12/17/12	170,000	173
	PACCAR, Inc., 6.875%, 2/15/14	170,000	199

	Total		3,316

	Banking (3.2%)

	Ameriprise Financial, Inc., 5.30%, 3/15/20	50,000	55
	ANZ National Int’l, Ltd./London, 2.375%, 12/21/12 144A	665,000	674
	Australia & New Zealand Banking Group, Ltd., 5.10%, 1/13/20 144A	450,000	490
	Bank of America Corp., 5.625%, 7/1/20	155,000	164
	Bank of America Corp., 5.75%, 12/1/17	870,000	930
	Bank of America Corp., 6.00%, 9/1/17	830,000	899
	The Bank of New York Mellon Corp., 5.125%, 8/27/13	310,000	345
	Barclays Bank PLC, 2.50%, 9/21/15 144A	3,000,000	3,016
	Barclays Bank PLC, 5.00%, 9/22/16	100,000	109
	Barclays Bank PLC, 6.05%, 12/4/17 144A	140,000	152
	BNP Paribas, 7.195%, 12/31/49 144A	300,000	297
	Canadian Imperial Bank of Commerce, 2.60%, 7/2/15 144A	2,480,000	2,580
	Cie de Financement Foncier, 2.50%, 9/16/15 144A	4,000,000	4,023
	Citigroup, Inc., 4.75%, 5/19/15	2,450,000	2,578
	Citigroup, Inc., 6.125%, 11/21/17	1,045,000	1,142
	Countrywide Financial Corp., 5.80%, 6/7/12	730,000	775
	Credit Agricole SA/London, 6.637%, 12/31/49 144A	310,000	282
	Credit Suisse Guernsey, Ltd., 5.86%, 12/31/49	105,000	100

Investment Grade Segment (12.0%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Credit Suisse of New York, 4.375%, 8/5/20	2,580,000	2,635
Deutsche Bank Capital Funding Trust VII, 5.628%, 12/31/49 144A	1,080,000	934
Eksportfinans ASA, 2.00%, 9/15/15	4,000,000	4,010
The Goldman Sachs Group, Inc., 3.70%, 8/1/15	270,000	276
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	100,000	110
The Goldman Sachs Group, Inc., 6.00%, 6/15/20	525,000	577
The Goldman Sachs Group, Inc., 6.15%, 4/1/18	835,000	926
The Goldman Sachs Group, Inc., 6.25%, 9/1/17	50,000	56
HSBC Bank PLC, 4.125%, 8/12/20 144A	1,220,000	1,240
HSBC Capital Funding LP, 4.61%, 12/31/49 144A	405,000	386
JPMorgan Chase & Co., 6.00%, 1/15/18	1,315,000	1,502
JPMorgan Chase & Co., 7.90%, 12/31/49	1,675,000	1,795
Merrill Lynch & Co., 0.666%, 11/1/11	10,000,000	9,964
Merrill Lynch & Co., 6.22%, 9/15/26	375,000	381
Merrill Lynch & Co., 6.40%, 8/28/17	2,185,000	2,391
Morgan Stanley, 5.55%, 4/27/17	700,000	742
Morgan Stanley, 5.95%, 12/28/17	1,590,000	1,708
Morgan Stanley, 6.625%, 4/1/18	800,000	887
Morgan Stanley, 7.30%, 5/13/19	60,000	69
National Australia Bank, Ltd., 2.75%, 9/28/15 144A	1,185,000	1,190
Nationwide Building Society, 2.50%, 8/17/12 144A	4,175,000	4,286
NB Capital Trust IV, 8.25%, 4/15/27	580,000	595
Nordea Bank AB, 4.875%, 1/27/20 144A	505,000	548
PNC Funding Corp., 4.375%, 8/11/20	995,000	1,018
Regions Financial Corp., 5.75%, 6/15/15	540,000	549
The Royal Bank of Scotland PLC, 5.625%, 8/24/20	1,215,000	1,274
Santander US Debt SA Unipersonal, 3.724%, 1/20/15 144A	760,000	771
SunTrust Banks, Inc., 6.00%, 9/11/17	405,000	439
Swedbank AB, 2.90%, 1/14/13 144A	7,900,000	8,206
The Toronto-Dominion Bank, 2.20%, 7/29/15 144A	1,270,000	1,287
U.S. Bancorp, 4.20%, 5/15/14	170,000	186
UBS Preferred Funding Trust V, 6.243%, 12/31/49	200,000	192
UnionBanCal Corp., 5.25%, 12/16/13	810,000	885
USB Capital XIII Trust, 6.625%, 12/15/39	190,000	194
Wells Fargo & Co., 3.75%, 10/1/14	215,000	228
Westpac Banking Corp., 3.00%, 8/4/15	865,000	883

Total		71,931

Beverage/Bottling (0.3%)

Anheuser-Busch Cos., 4.50%, 4/1/18	40,000	43
Anheuser-Busch Cos., 5.75%, 4/1/36	255,000	278
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39 144A	1,020,000	1,461
Bottling Group LLC, 4.625%, 11/15/12	535,000	576
Bottling Group LLC, 5.125%, 1/15/19	350,000	402
Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/18	665,000	823
Dr. Pepper Snapple Group, Inc., 7.45%, 5/1/38	145,000	195

Balanced Portfolio

Investment Grade Segment (12.0%)	Shares/ $ Par	Value $ (000’s)

Beverage/Bottling continued
PepsiCo, Inc., 3.75%, 3/1/14	165,000	178
PepsiCo, Inc., 4.65%, 2/15/13	375,000	409
PepsiCo, Inc., 7.90%, 11/1/18	80,000	107
SABMiller PLC, 6.20%, 7/1/11 144A	2,150,000	2,231

Total		6,703

Cable/Media/Broadcasting/Satellite (0.7%)

Comcast Corp., 4.95%, 6/15/16	565,000	630
Comcast Corp., 5.15%, 3/1/20	420,000	459
Comcast Corp., 6.30%, 11/15/17	230,000	271
Comcast Corp., 6.50%, 11/15/35	1,160,000	1,297
DIRECTV Holdings LLC, 3.55%, 3/15/15	1,310,000	1,360
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.875%, 10/1/19	600,000	681
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 6.00%, 8/15/40	960,000	992
Gannett Co., Inc., 6.375%, 9/1/15 144A	355,000	351
Gannett Co., Inc., 7.125%, 9/1/18 144A	445,000	438
Gannett Co., Inc., 9.375%, 11/15/17 144A	250,000	273
Historic TW, Inc., 6.625%, 5/15/29	580,000	657
Historic TW, Inc., 6.875%, 6/15/18	195,000	236
NBC Universal, Inc., 4.375%, 4/1/21 144A	1,900,000	1,923
News America, Inc., 5.65%, 8/15/20	275,000	317
News America, Inc., 6.90%, 8/15/39	120,000	141
Rogers Cable, Inc., 5.50%, 3/15/14	675,000	757
Rogers Cable, Inc., 6.25%, 6/15/13	200,000	225
TCI Communications, Inc., 8.75%, 8/1/15	1,030,000	1,296
Time Warner Cable, Inc., 6.75%, 7/1/18	170,000	203
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	1,650,000	2,176

Total		14,683

Conglomerate/Diversified Manufacturing (0.1%)

The Dow Chemical Co., 7.60%, 5/15/14	460,000	537
E.I. du Pont de Nemours & Co., 3.625%, 1/15/21	1,580,000	1,605
Eastman Chemical Co., 7.25%, 1/15/24	85,000	104
Honeywell International, Inc., 5.30%, 3/1/18	790,000	924
Monsanto Co., 5.125%, 4/15/18	55,000	63

Total		3,233

Consumer Products (0.0%)

Colgate-Palmolive Co., 4.20%, 5/15/13	280,000	304
The Procter & Gamble Co, 5.55%, 3/5/37	645,000	756

Total		1,060

Electric Utilities (1.1%)

Alabama Power Co., 3.375%, 10/1/20	420,000	421
Ameren Corp., 8.875%, 5/15/14	300,000	348
Arizona Public Service Co., 8.75%, 3/1/19	95,000	125

Investment Grade Segment (12.0%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Bruce Mansfield Unit, 6.85%, 6/1/34	500,364	535
Carolina Power & Light, Inc., 5.15%, 4/1/15	420,000	480
Carolina Power & Light, Inc., 6.50%, 7/15/12	415,000	454
CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	260,000	289
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	180,000	220
Commonwealth Edison Co., 4.00%, 8/1/20	410,000	430
Commonwealth Edison Co., 5.875%, 2/1/33	115,000	128
Commonwealth Edison Co., 5.95%, 8/15/16	410,000	486
Commonwealth Edison Co., 6.15%, 9/15/17	105,000	124
Connecticut Light & Power Co., 5.65%, 5/1/18	150,000	173
The Detroit Edison Co., 3.45%, 10/1/20	410,000	416
DTE Energy Co., 6.375%, 4/15/33	175,000	188
Duke Energy Corp., 6.25%, 6/15/18	40,000	48
Entergy Louisiana LLC, 4.44%, 1/15/26	790,000	796
Entergy Louisiana LLC, 6.50%, 9/1/18	360,000	434
Entergy Mississippi, Inc., 6.25%, 4/1/34	1,030,000	1,102
Exelon Generation Co. LLC, 6.20%, 10/1/17	535,000	627
Indiana Michigan Power Co., 5.05%, 11/15/14	2,660,000	2,912
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	723,151	749
Monongahela Power Co., 5.70%, 3/15/17 144A	860,000	962
Nevada Power Co., 5.95%, 3/15/16	60,000	70
NSTAR, 4.50%, 11/15/19	40,000	44
Ohio Edison Co., 6.875%, 7/15/36	145,000	169
Pacific Gas & Electric Co., 3.50%, 10/1/20	1,575,000	1,560
Pacific Gas & Electric Co., 4.80%, 3/1/14	470,000	517
Pacific Gas & Electric Co., 5.625%, 11/30/17	225,000	261
PacifiCorp, 5.45%, 9/15/13	1,030,000	1,149
Potomac Electric Power Co., 6.50%, 11/15/37	180,000	225
PPL Energy Supply LLC, 6.50%, 5/1/18	150,000	174
Public Service Co. of Colorado, 5.80%, 8/1/18	140,000	167
Public Service Electric & Gas Co., 5.00%, 1/1/13	1,500,000	1,624
Puget Sound Energy, Inc., 6.274%, 3/15/37	550,000	635
San Diego Gas & Electric Co., 4.50%, 8/15/40	485,000	478
San Diego Gas & Electric Co., 6.125%, 9/15/37	200,000	247
Sempra Energy, 6.15%, 6/15/18	250,000	296
Sempra Energy, 6.50%, 6/1/16	570,000	682
South Carolina Electric & Gas Co., 6.05%, 1/15/38	295,000	346
Tampa Electric Co., 6.10%, 5/15/18	405,000	479
Tampa Electric Co., 6.15%, 5/15/37	385,000	441
Tampa Electric Co., 6.55%, 5/15/36	520,000	624
The Toledo Edison Co., 6.15%, 5/15/37	720,000	799
Union Electric Co., 6.40%, 6/15/17	180,000	212
Union Electric Co., 6.70%, 2/1/19	180,000	219
Virginia Electric & Power Co., 3.45%, 9/1/22	1,050,000	1,050
Virginia Electric & Power Co., 5.40%, 4/30/18	55,000	64

Total		24,979

Balanced Portfolio

Investment Grade Segment (12.0%)	Shares/ $ Par	Value $ (000’s)

Electronics (0.1%)
Cisco Systems, Inc., 5.50%, 1/15/40	480,000	528
Hewlett-Packard Co., 2.125%, 9/13/15	915,000	923

Total		1,451

Food Processors (0.2%)

Campbell Soup Co., 3.05%, 7/15/17	310,000	326
General Mills, Inc., 5.65%, 2/15/19	255,000	299
General Mills, Inc., 5.70%, 2/15/17	970,000	1,145
Kellogg Co., 4.45%, 5/30/16	140,000	157
Kraft Foods, Inc., 5.375%, 2/10/20	1,890,000	2,111
Kraft Foods, Inc., 6.125%, 2/1/18	410,000	484
Kraft Foods, Inc., 6.50%, 8/11/17	410,000	491
Kraft Foods, Inc., 6.50%, 2/9/40	80,000	94

Total		5,107

Gas Pipelines (0.3%)

CenterPoint Energy Resources Corp., 6.125%, 11/1/17	140,000	162
DCP Midstream LLC, 5.35%, 3/15/20 144A	105,000	114
Energy Transfer Partners LP, 6.70%, 7/1/18	230,000	268
Enterprise Products Operating LLC, 6.65%, 4/15/18	450,000	532
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	695,000	749
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	125,000	141
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	280,000	302
Magellan Midstream Partners LP, 6.55%, 7/15/19	335,000	400
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	490,000	514
Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	175,000	202
Southern Natural Gas Co., 5.90%, 4/1/17 144A	200,000	220
Tennessee Gas Pipeline Co., 7.50%, 4/1/17	200,000	234
TransCanada PipeLines, Ltd., 6.10%, 6/1/40	870,000	982
TransCanada PipeLines, Ltd., 6.50%, 8/15/18	1,625,000	1,987
Williams Partners LP, 6.30%, 4/15/40	135,000	149

Total		6,956

Health Care/Pharmaceuticals (0.2%)

Amgen, Inc., 3.45%, 10/1/20	305,000	307
Medco Health Solutions, Inc., 7.125%, 3/15/18	750,000	921
Merck & Co., 5.75%, 11/15/36	55,000	65
Pfizer, Inc., 5.35%, 3/15/15	370,000	427
Roche Holdings, Inc., 6.00%, 3/1/19 144A	1,155,000	1,399
Wyeth, 5.50%, 2/15/16	25,000	29
Wyeth, 5.95%, 4/1/37	630,000	743

Total		3,891

Independent Finance (0.1%)

General Electric Capital Corp., 5.375%, 10/20/16	1,000,000	1,122
General Electric Capital Corp., 5.625%, 5/1/18	1,735,000	1,926
General Electric Capital Corp., 5.875%, 1/14/38	195,000	198

Total		3,246

Investment Grade Segment (12.0%)	Shares/ $ Par	Value $ (000’s)

Information/Data Technology (0.0%)

Adobe Systems, Inc., 3.25%, 2/1/15	250,000	262
Symantec Corp., 2.75%, 9/15/15	345,000	348

Total		610

Life Insurance (0.1%)

MassMutual Global Funding II, 2.30%, 9/28/15 144A	850,000	856
MetLife, Inc., 6.75%, 6/1/16	190,000	227
MetLife, Inc., 6.817%, 8/15/18	80,000	96
Metropolitan Life Global Funding I, 2.50%, 9/29/15 144A	1,000,000	1,002
Prudential Financial, Inc., 3.625%, 9/17/12	130,000	135
Prudential Financial, Inc., 5.375%, 6/21/20	250,000	270
Prudential Financial, Inc., 5.70%, 12/14/36	170,000	173
Teachers Insurance & Annuity Association- College Retirement Equity Fund, 6.85%, 12/16/39 144A	385,000	474

Total		3,233

Machinery (0.1%)

Caterpillar Financial Services Corp., 5.45%, 4/15/18	425,000	493
Caterpillar Financial Services Corp., 5.85%, 9/1/17	590,000	693
John Deere Capital Corp., 5.50%, 4/13/17	815,000	951

Total		2,137

Metals/Mining (0.5%)

Alcoa, Inc., 5.375%, 1/15/13	335,000	356
Alcoa, Inc., 6.15%, 8/15/20	2,040,000	2,097
ArcelorMittal, 5.25%, 8/5/20	1,625,000	1,638
ArcelorMittal, 5.375%, 6/1/13	70,000	75
ArcelorMittal, 6.125%, 6/1/18	230,000	249
ArcelorMittal, 9.85%, 6/1/19	410,000	527
ArcelorMittal USA, Inc., 6.50%, 4/15/14	60,000	67
Barrick North America Finance LLC, 6.80%, 9/15/18	370,000	462
Nucor Corp., 4.125%, 9/15/22	1,580,000	1,609
Rio Tinto Finance USA, Ltd., 5.875%, 7/15/13	535,000	596
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	200,000	279
Southern Copper Corp., 5.375%, 4/16/20	60,000	64
Southern Copper Corp., 6.75%, 4/16/40	300,000	328
Teck Resources, Ltd., 10.25%, 5/15/16	815,000	990
Teck Resources, Ltd., 10.75%, 5/15/19	1,255,000	1,580
Vale Overseas, Ltd., 5.625%, 9/15/19	360,000	397

Total		11,314

Natural Gas Distributors (0.1%)

NiSource Finance Corp., 5.40%, 7/15/14	785,000	873
NiSource Finance Corp., 5.45%, 9/15/20	180,000	195
NiSource Finance Corp., 6.40%, 3/15/18	210,000	244

Total		1,312

Balanced Portfolio

	Investment Grade Segment (12.0%)	Shares/ $ Par	Value $ (000’s)

	Oil and Gas (0.6%)
	Apache Corp., 5.10%, 9/1/40	605,000	609
	BP Capital Markets PLC, 4.50%, 10/1/20	1,035,000	1,058
	BP Capital Markets PLC, 4.75%, 3/10/19	1,715,000	1,793
	Canadian Natural Resources, Ltd., 5.85%, 2/1/35	90,000	96
	Canadian Natural Resources, Ltd., 6.45%, 6/30/33	335,000	384
	Conoco, Inc., 6.95%, 4/15/29	110,000	141
	ConocoPhillips, 5.75%, 2/1/19	335,000	402
	ConocoPhillips, 6.00%, 1/15/20	260,000	320
	EnCana Corp., 6.50%, 8/15/34	230,000	268
	EnCana Corp., 6.625%, 8/15/37	105,000	123
	EOG Resources, Inc., 4.40%, 6/1/20	245,000	266
	EOG Resources, Inc., 5.625%, 6/1/19	50,000	59
	Hess Corp., 5.60%, 2/15/41	1,230,000	1,283
	Husky Energy, Inc., 7.25%, 12/15/19	80,000	98
	Marathon Oil Corp., 6.60%, 10/1/37	140,000	166
	Occidental Petroleum Corp., 4.125%, 6/1/16	725,000	810
	Pemex Project Funding Master Trust, 6.625%, 6/15/35	245,000	268
	Petro-Canada, 5.95%, 5/15/35	820,000	871
	Shell International Finance BV, 4.30%, 9/22/19	800,000	877
	Suncor Energy, Inc., 6.50%, 6/15/38	415,000	476
	Suncor Energy, Inc., 6.85%, 6/1/39	265,000	318
	Transocean, Inc., 4.95%, 11/15/15	395,000	411
	Valero Energy Corp., 6.125%, 2/1/20	375,000	409
	XTO Energy, Inc., 5.50%, 6/15/18	275,000	329
	XTO Energy, Inc., 5.65%, 4/1/16	294,000	350
	XTO Energy, Inc., 6.25%, 8/1/17	85,000	105
	XTO Energy, Inc., 6.50%, 12/15/18	540,000	688

	Total		12,978

	Other Finance (0.2%)

	American Express Co., 6.15%, 8/28/17	590,000	679
	American Express Credit Corp., 5.125%, 8/25/14	750,000	831
	The NASDAQ OMX Group, Inc., 5.55%, 1/15/20	820,000	872
	USAA Capital Corp., 2.24%, 3/30/12	1,050,000	1,077

	Total		3,459

	Other Holdings (1.6%)

(f)	Australia Treasury Bill, 0.00%, 10/22/10	4,755,000	4,582
(f)	Brazilian Government International Bond, 12.50%, 1/5/16	6,100,000	4,155
(f)	Canadian Treasury Bill, 0.00%, 12/23/10	6,895,000	6,688
(f)	Korea Monetary Stabilization Bond, 5.61%, 10/14/10	10,216,490,000	8,967
(f)	Mexico Cetes, 0.00%, 10/28/10	570,800,000	4,516
(f)	Mexico Cetes, 0.00%, 11/18/10	553,400,000	4,365
(f)(n)	Morgan Stanley, 10.00%, 4/8/12 144A	2,335,000	1,375

	Total		34,648

	Other Services (0.2%)
	American Tower Corp., 4.625%, 4/1/15	195,000	208
	American Tower Corp., 5.05%, 9/1/20	1,155,000	1,183
	American Tower Corp., 7.00%, 10/15/17	200,000	233

Investment Grade Segment (12.0%)	Shares/ $ Par	Value $ (000’s)

Other Services continued
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/17 144A	1,095,000	1,210
Republic Services, Inc., 5.25%, 11/15/21	425,000	469
Waste Management, Inc., 4.75%, 6/30/20	575,000	617

Total		3,920

Paper and Forest Products (0.1%)

International Paper Co., 7.50%, 8/15/21	1,160,000	1,388
International Paper Co., 7.95%, 6/15/18	970,000	1,176

Total		2,564

Railroads (0.2%)

Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	790,000	800
Burlington Northern Santa Fe LLC, 5.75%, 5/1/40	815,000	899
Burlington Northern Santa Fe LLC, 6.15%, 5/1/37	45,000	52
Canadian National Railway Co., 5.85%, 11/15/17	140,000	166
Canadian Pacific Railway Co., 4.45%, 3/15/23	360,000	367
CSX Corp., 5.60%, 5/1/17	490,000	560
Norfolk Southern Corp., 5.257%, 9/17/14	460,000	515
Norfolk Southern Corp., 5.64%, 5/17/29	815,000	895
Norfolk Southern Corp., 5.75%, 1/15/16	385,000	446
Union Pacific Corp., 4.00%, 2/1/21	245,000	254

Total		4,954

Real Estate Investment Trusts (0.4%)

AvalonBay Communities, Inc., 5.70%, 3/15/17	605,000	681
Boston Properties LP, 5.625%, 11/15/20	410,000	450
BRE Properties, Inc., 5.20%, 3/15/21	1,070,000	1,090
BRE Properties, Inc., 5.50%, 3/15/17	420,000	445
CommonWealth REIT, 5.875%, 9/15/20	630,000	627
Developers Diversified Realty Corp., 7.875%, 9/1/20	1,125,000	1,166
ERP Operating LP, 4.75%, 7/15/20	730,000	760
ERP Operating LP, 5.125%, 3/15/16	400,000	438
ERP Operating LP, 5.75%, 6/15/17	90,000	101
HCP, Inc., 6.00%, 1/30/17	400,000	427
HCP, Inc., 6.70%, 1/30/18	200,000	220
HRPT Properties Trust, 5.75%, 11/1/15	1,225,000	1,294
ProLogis, 6.875%, 3/15/20	810,000	796
WEA Finance LLC, 7.125%, 4/15/18 144A	360,000	423
WEA Finance LLC / WT Finance Aust Pty, Ltd., 7.50%, 6/2/14 144A	65,000	76

Total		8,994

Restaurants (0.1%)

Darden Restaurants, Inc., 6.20%, 10/15/17	360,000	422
Darden Restaurants, Inc., 6.80%, 10/15/37	945,000	1,096

Total		1,518

Retail Food and Drug (0.1%)

CVS Caremark Corp., 4.75%, 5/18/20	770,000	838
CVS Caremark Corp., 4.875%, 9/15/14	430,000	476
CVS Caremark Corp., 6.25%, 6/1/27	715,000	815
Delhaize Group, 6.50%, 6/15/17	770,000	918

Total		3,047

Retail Stores (0.3%)

AutoZone, Inc., 7.125%, 8/1/18	130,000	158

Balanced Portfolio

	Investment Grade Segment (12.0%)	Shares/ $ Par	Value $ (000’s)

	Retail Stores continued
	The Home Depot, Inc., 5.875%, 12/16/36	525,000	560
	Lowe’s Cos., Inc., 5.80%, 4/15/40	290,000	326
	Nordstrom, Inc., 4.75%, 5/1/20	885,000	947
	Nordstrom, Inc., 6.25%, 1/15/18	225,000	263
	Nordstrom, Inc., 7.00%, 1/15/38	265,000	315
	Target Corp., 6.50%, 10/15/37	470,000	575
	Wal-Mart Stores, Inc., 3.625%, 7/8/20	230,000	240
	Wal-Mart Stores, Inc., 4.875%, 7/8/40	2,200,000	2,247

	Total		5,631

	Telecommunications (0.6%)

	America Movil SAB de CV, 5.00%, 3/30/20	1,010,000	1,089
	AT&T Mobility LLC, 7.125%, 12/15/31	2,740,000	3,377
	AT&T, Inc., 2.50%, 8/15/15	770,000	785
	AT&T, Inc., 6.30%, 1/15/38	2,375,000	2,682
	AT&T, Inc., 8.00%, 11/15/31	380,000	508
	Qwest Corp., 8.375%, 5/1/16	115,000	136
	Rogers Communications, Inc., 6.375%, 3/1/14	875,000	1,008
	Telefonica Emisiones SAU, 5.877%, 7/15/19	555,000	635
	Verizon Communications, Inc., 5.85%, 9/15/35	1,425,000	1,535
	Verizon Communications, Inc., 6.25%, 4/1/37	400,000	452
	Verizon Communications, Inc., 6.35%, 4/1/19	770,000	940

	Total		13,147

	Tobacco (0.1%)

	Altria Group, Inc., 9.95%, 11/10/38	940,000	1,354
	Lorillard Tobacco Co., 8.125%, 6/23/19	565,000	647

	Total		2,001

	Vehicle Parts (0.0%)

	Johnson Controls, Inc., 6.00%, 1/15/36	520,000	571

	Total		571

	Total Investment Grade Segment (Cost: $251,552)		266,790

	Governments (12.4%)

	Governments (12.4%)

	Israel Government AID Bond, 0.00%, 11/15/22	11,600,000	7,444
	Israel Government AID Bond, 0.00%, 11/15/23	11,500,000	7,003
(b)	Israel Government AID Bond, 5.50%, 4/26/24	9,840,000	12,231
(n)	Overseas Private Investment, 4.10%, 11/15/14	1,955,200	2,087
(e)	Tennesse Valley Authority Stripped, 0.00%, 4/15/42	6,100,000	6,198
(b)	US Department of Housing & Urban Development, 6.17%, 8/1/14	14,981,000	16,395
	US Treasury, 0.625%, 6/30/12	4,990,000	5,010
(g)	US Treasury, 0.625%, 7/31/12	16,382,000	16,451
	US Treasury, 1.00%, 3/31/12	5,500,000	5,554
	US Treasury, 1.25%, 8/31/15	2,650,000	2,649

	Governments (12.4%)	Shares/ $ Par	Value $ (000’s)

	Governments continued
(g)	US Treasury, 1.375%, 3/15/13	76,100,000	77,664
	US Treasury, 1.875%, 8/31/17	490,000	490
(g)	US Treasury, 2.50%, 3/31/15	36,272,000	38,462
	US Treasury, 2.625%, 8/15/20	7,605,000	7,676
(b)	US Treasury, 3.00%, 9/30/16	21,834,000	23,547
	US Treasury, 3.25%, 3/31/17	1,325,000	1,445
(g)	US Treasury, 3.50%, 5/15/20	3,017,000	3,275
(g)	US Treasury, 3.625%, 2/15/20	17,065,000	18,717
(k)	US Treasury, 4.375%, 5/15/40	3,255,000	3,656
(k)	US Treasury, 4.625%, 2/15/40	7,000,000	8,179
	US Treasury Inflation Index Bond, 2.00%, 4/15/12	5,965,866	6,173
	US Treasury Inflation Index Bond, 2.625%, 7/15/17	5,557,082	6,407

	Total Governments (Cost: $257,966)		276,713

	Municipal Bonds (0.3%)
	Municipal Bonds (0.3%)

	American Municipal Power, Inc., Series 2010, 5.939%, 2/15/47 RB	592,000	606
	Dallas Area Rapid Transit, Series 2010B, 5.022%, 12/1/48 RB	1,185,000	1,190
	Metropolitan Transportation Authority, Series 2010C-1, 6.687%, 11/15/40 RB	810,000	885
	Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	415,000	517
	New York City Municipal Water Finance Authority, Series AA, 5.44%, 6/15/43 RB	432,000	451
	New York City Municipal Water Finance Authority, Series AA-1, 5.75%, 6/15/41 RB	115,000	124
	Texas Transportation Commission, Series 2010A, 4.681%, 4/1/40 GO	355,000	357
	The University of Texas System, Series 2010C, 4.794%, 8/15/46 RB	1,040,000	1,056
	The University of Texas System, Series 2009B, 6.276%, 8/15/41 RB	400,000	435

	Total Municipal Bonds (Cost: $5,378)		5,621

	Structured Products (14.2%)

	Structured Products (14.2%)

	AEP Texas Central Transition Funding LLC, Series 2006-A, Class A5, 5.306%, 7/1/21	22,665,000	26,975
	Asset Securitization Corp., Series 1997-D5, Class PS1, 1.461%, 2/14/43 IO	32,778,841	936
	Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	1,658,480	1,183
	Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	1,968,238	1,373
	Banc of America Funding Corp., Series 2007-1, Class TA1A, 0.316%, 1/25/37	1,126,018	519

Balanced Portfolio

Structured Products (14.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Banc of America Funding Corp., Series 2007-4, Class TA1A, 0.346%, 5/25/37	1,599,844	1,396
Banc of America Mortgage Securities, Inc., Series 2003-2, Class 1A5, 5.50%, 4/25/33	325,000	328
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.887%, 12/10/49	6,462,000	6,918
Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB1, 5.50%, 8/25/34	633,445	638
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	669,759	670
Countrywide Alternative Loan Trust, Series 2003-J1, Class 1A8, 5.25%, 10/25/33	970,457	953
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	1,125,000	1,182
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A19, 6.00%, 8/25/37	2,450,991	2,172
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A9, 6.00%, 8/25/37	1,826,900	1,622
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 1.048%, 2/15/31 IO	21,293,319	724
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.545%, 10/15/30 IO 144A	1,106,441	31
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	1,410,048	1,489
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	1,604,747	1,705
Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	1,496,496	1,589
Federal Home Loan Mortgage Corp., Series 3248, Class LN, 4.50%, 7/15/35	10,836,180	11,248
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	949,736	1,014
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	497,954	534
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	1,881,390	2,017
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	13,903,012	14,886
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	11,987,565	12,670
Federal Home Loan Mortgage Corp., 5.00%, 8/1/39	1,362,054	1,443
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	610,277	659
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	1,243,128	1,342

Structured Products (14.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	274,314	296
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	1,748,417	1,889
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	2,838,320	3,030
Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	5,580,590	6,299
Federal Home Loan Mortgage Corp., Series 2840, Class LK, 6.00%, 11/15/17	2,601,384	2,713
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	1,526,842	1,672
Federal Home Loan Mortgage Corp., 6.00%, 10/1/37	11,062,253	11,880
Federal Home Loan Mortgage Corp., 6.50%, 4/1/11	33,657	34
Federal National Mortgage Association, 4.00%, 6/1/19	869,529	921
Federal National Mortgage Association, 4.50%, 6/1/19	6,614,478	7,054
Federal National Mortgage Association, 4.50%, 12/1/19	724,000	772
Federal National Mortgage Association, 4.50%, 6/1/23	1,436,291	1,512
Federal National Mortgage Association, 4.50%, 9/1/24	3,154,632	3,321
Federal National Mortgage Association, 5.00%, 3/1/20	2,255,120	2,421
Federal National Mortgage Association, 5.00%, 4/1/20	921,926	989
Federal National Mortgage Association, 5.00%, 5/1/20	3,338,885	3,571
Federal National Mortgage Association, 5.00%, 5/1/23	1,953,719	2,073
Federal National Mortgage Association, 5.00%, 4/1/35	2,763,861	2,964
Federal National Mortgage Association, 5.00%, 7/1/35	3,893,595	4,176
Federal National Mortgage Association, 5.00%, 10/1/35	1,535,868	1,645
Federal National Mortgage Association, 5.32%, 4/1/14	2,549,293	2,798
Federal National Mortgage Association, 5.38%, 1/1/17	2,848,000	3,225
Federal National Mortgage Association, 5.50%, 4/1/21	1,389,761	1,497
Federal National Mortgage Association, 5.50%, 9/1/34	642,765	689
Federal National Mortgage Association, 5.50%, 3/1/35	6,717,390	7,302

Balanced Portfolio

Structured Products (14.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.50%, 7/1/35	1,350,286	1,448
Federal National Mortgage Association, 5.50%, 8/1/35	2,138,654	2,296
Federal National Mortgage Association, 5.50%, 9/1/35	10,466,801	11,250
Federal National Mortgage Association, 5.50%, 10/1/35	5,750,154	6,185
Federal National Mortgage Association, 5.50%, 11/1/35	15,314,508	16,469
Federal National Mortgage Association, 6.00%, 5/1/35	312,741	340
Federal National Mortgage Association, 6.00%, 6/1/35	795,368	864
Federal National Mortgage Association, 6.00%, 7/1/35	4,665,277	5,068
Federal National Mortgage Association, 6.00%, 10/1/35	656,443	713
Federal National Mortgage Association, 6.00%, 11/1/35	5,007,768	5,432
Federal National Mortgage Association, 6.00%, 9/1/36	2,251,158	2,442
Federal National Mortgage Association, 6.00%, 3/1/38	989,182	1,067
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	5,299,687	5,977
Federal National Mortgage Association, 6.50%, 7/1/37	7,461,611	8,172
Federal National Mortgage Association, 6.75%, 4/25/18	1,350,258	1,446
Federal National Mortgage Association Aces, Series 2006-M1, Class C, 5.355%, 2/25/16	10,762,000	11,906
Final Maturity Amortizing Notes, Series 2004-1, Class 1, 4.45%, 8/25/12	5,288,399	5,507
First Union National Bank Commercial Mortgage Trust, Series 1999-C4, Class E, 7.996%, 12/15/31 144A	1,689,647	1,689
Ford Credit Auto Owner Trust, Series 2009-E, Class D, 5.53%, 5/15/16 144A	4,200,000	4,470
Ford Credit Auto Owner Trust, Series 2009-D, Class D, 8.14%, 2/15/16 144A	4,200,000	4,755
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR, Class CSA, 5.286%, 12/17/39 144A	500,000	500
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR1, Class GGA, 6.055%, 7/12/38 144A	400,000	448

	Structured Products (14.2%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Government National Mortgage Association, 5.00%, 7/15/33	1,447,341	1,553
	Government National Mortgage Association, 5.50%, 1/15/32	118,091	128
	Government National Mortgage Association, 5.50%, 2/15/32	1,199,780	1,298
	Government National Mortgage Association, 5.50%, 9/15/32	34,731	38
	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, 4.799%, 8/10/42	198,000	211
	Greenwich Capital Commerical Funding Corp., Series 2006-FL4A, Class A1, 0.348%, 11/5/21 144A	332,916	324
	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2009-RR1, Class A4A, 5.721%, 3/18/51 144A	9,095,000	9,891
	LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class A2, 6.53%, 7/14/16 144A	771,000	780
	LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class F, 7.272%, 7/14/16 144A	2,283,000	2,301
	Louisiana Public Facilities Authority, Series 2008, Class A2, 5.75%, 2/1/19	536,000	606
	Louisiana Public Facilities Authority, Series 2008, Class A3, 6.55%, 8/1/20	2,250,000	2,797
	MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	677,696	702
	Merrill Lynch Alternative Note Asset Trust, Series 2007-A1, Class A2A, 0.326%, 1/25/37	2,476,585	1,037
	Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4A, 6.002%, 8/12/45 144A	8,919,000	9,757
	Residential Funding Mortgage Securities I, Inc., Series 2003-S18, Class A1, 4.50%, 10/25/18	347,197	356
(n)	RMF Commercial Mortgage Pass-Through Certificates, Series 1997-1, Class F, 7.471%, 1/15/19 144A	402,773	322
	TBW Mortgage Backed Pass Through Certificates, Series 2007-1, Class A1, 0.346%, 3/25/37	1,466,638	1,240
	Thornburg Mortgage Securities Trust, Series 2007-1, Class A1, 0.366%, 3/25/37	1,685,738	1,604
	Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 0.376%, 10/25/46	2,254,175	2,235

Balanced Portfolio

	Structured Products (14.2%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 0.386%, 6/25/37	2,726,034	2,674
	Washington Mutual Alternative Mortgage Pass-Through Certficates, Series 2006-6, Class 4A, 6.783%, 11/25/34	881,113	812
	Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	829,849	837
	Wells Fargo Mortgage Backed Securities, Series 2003-12, Class A1, 4.75%, 11/25/18	109,001	113
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	646,318	658
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 1A1, 5.50%, 11/25/35	3,089,234	2,939

	Total Structured Products (Cost: $294,618)		316,616

	Below Investment Grade Segment (7.5%)

	Aerospace/Defense (0.2%)
	Alliant Techsystems, Inc., 6.875%, 9/15/20	360,000	366
	BE Aerospace, Inc., 6.875%, 10/1/20	295,000	301
	Bombardier, Inc., 7.75%, 3/15/20 144A	580,000	626
	Colt Defense LLC/Colt Finance Corp., 8.75%, 11/15/17 144A	400,000	294
	DynCorp International, Inc., 10.375%, 7/1/17 144A	215,000	214
(c)	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 8.875%, 4/1/15	445,125	333
	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 9.75%, 4/1/17	465,000	275
	L-3 Communications Corp., 6.375%, 10/15/15	2,040,000	2,104
	Triumph Group, Inc., 8.625%, 7/15/18	290,000	312

	Total		4,825

	Autos/Vehicle Parts (0.4%)
	Accuride Corp., 9.50%, 8/1/18 144A	60,000	63
	American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 144A	400,000	438
	American Axle & Manufacturing, Inc., 7.875%, 3/1/17	398,000	394
	Cooper-Standard Automotive, Inc., 8.50%, 5/1/18 144A	290,000	301
	Ford Motor Co., 7.45%, 7/16/31	580,000	605
	Ford Motor Credit Co. LLC, 8.00%, 12/15/16	735,000	831
	Ford Motor Credit Co. LLC, 8.125%, 1/15/20	1,415,000	1,626
	The Goodyear Tire & Rubber Co., 8.25%, 8/15/20	395,000	416
	The Goodyear Tire & Rubber Co., 10.50%, 5/15/16	490,000	555
	Lear Corp., 8.125%, 3/15/20	350,000	374

	Below Investment Grade Segment (7.5%)	Shares/ $ Par	Value $ (000’s)

	Autos/Vehicle Parts continued
(d)	Motors Liquidation Co., 7.20%, 1/15/11	200,000	64
(d)	Motors Liquidation Co., 8.375%, 7/15/33	1,840,000	621
	Navistar International Corp., 8.25%, 11/1/21	300,000	320
	Oshkosh Corp., 8.25%, 3/1/17	55,000	59
	Oshkosh Corp., 8.50%, 3/1/20	145,000	157
	Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625%, 9/1/17 144A	590,000	596
	TRW Automotive, Inc., 7.25%, 3/15/17 144A	330,000	351
	TRW Automotive, Inc., 8.875%, 12/1/17 144A	400,000	438

	Total		8,209

	Basic Materials (0.7%)
	ABI Escrow Corp., 10.25%, 10/15/18 144A	590,000	600
(d)	Abitibi-Consolidated Co. of Canada, 15.50%, 7/15/11 144A	435,000	279
	AK Steel Corp., 7.625%, 5/15/20	200,000	203
	Arch Coal, Inc., 7.25%, 10/1/20	205,000	217
	Arch Coal, Inc., 8.75%, 8/1/16	365,000	402
	Ardagh Packaging Finance PLC, 7.375%, 10/15/17 144A	205,000	211
	Ardagh Packaging Finance PLC, 9.125%, 10/15/20 144A	205,000	212
	Berry Plastics Corp., 8.25%, 11/15/15	330,000	340
	Berry Plastics Corp., 9.50%, 5/15/18	290,000	273
	Boise Paper Holdings LLC/Boise Finance Co., 9.00%, 11/1/17	245,000	263
	Boise Paper Holdings LLC/Bosie Co-Issuer Co., 8.00%, 4/1/20	290,000	300
	Cascades, Inc., 7.875%, 1/15/20	400,000	417
	Celanese US Holdings LLC, 6.625%, 10/15/18 144A	120,000	123
	Chemtura Corp., 7.875%, 9/1/18 144A	295,000	308
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, 12/15/17	200,000	211
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.50%, 12/15/19	200,000	215
	CONSOL Energy, Inc., 8.00%, 4/1/17 144A	725,000	785
	CONSOL Energy, Inc., 8.25%, 4/1/20 144A	360,000	393
	FMG Finance Property, Ltd., 10.625%, 9/1/16 144A	1,200,000	1,478
	Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	125,000	134
	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	560,000	625
	Georgia-Pacific LLC, 7.125%, 1/15/17 144A	370,000	392
	Graham Packaging Co. LP/GPC Capital Corp. I, 8.25%, 1/1/17 144A	335,000	340
	Graham Packaging Co. LP/GPC Capital Corp. I, 8.25%, 10/1/18 144A	145,000	147
	Graphic Packaging International, Inc., 7.875%, 10/1/18	90,000	92

Balanced Portfolio

Below Investment Grade Segment (7.5%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	585,000	573
Huntsman International LLC, 8.625%, 3/15/20	145,000	150
Huntsman International LLC, 8.625%, 3/15/21 144A	145,000	150
LBI Escrow Corp., 8.00%, 11/1/17 144A	435,000	475
Murray Energy Corp., 10.25%, 10/15/15 144A	300,000	311
NewPage Corp., 10.00%, 5/1/12	795,000	406
NewPage Corp., 11.375%, 12/31/14	990,000	896
Novelis, Inc., 7.25%, 2/15/15	534,000	543
Patriot Coal Corp., 8.25%, 4/30/18	370,000	370
PolyOne Corp., 7.375%, 9/15/20	90,000	93
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.75%, 10/15/16 144A	445,000	453
Rhodia SA, 6.875%, 9/15/20 144A	120,000	122
Severstal Columbus LLC, 10.25%, 2/15/18 144A	435,000	457
Solutia, Inc., 7.875%, 3/15/20	205,000	219
Steel Dynamics, Inc., 7.625%, 3/15/20 144A	175,000	182
TPC Group LLC, 8.25%, 10/1/17 144A	235,000	240
United States Steel Corp., 7.375%, 4/1/20	435,000	453
Verso Paper Holdings LLC/Verso Paper, Inc., 9.125%, 8/1/14	415,000	416
Vertellus Specialties, Inc., 9.375%, 10/1/15 144A	120,000	125

Total		15,594

Building Materials (0.1%)
Cemex Finance LLC, 9.50%, 12/14/16 144A	260,000	262
Headwaters, Inc., 11.375%, 11/1/14	165,000	176
KB Home, 7.25%, 6/15/18	290,000	272
KB Home, 9.10%, 9/15/17	340,000	349
Lennar Corp., 6.95%, 6/1/18	780,000	723
Texas Industries, Inc., 9.25%, 8/15/20 144A	295,000	306

Total		2,088

Capital Goods (0.1%)
Ashtead Capital, Inc., 9.00%, 8/15/16 144A	110,000	114
Case New Holland, Inc., 7.875%, 12/1/17 144A	485,000	527
The Manitowoc Co., Inc., 9.50%, 2/15/18	195,000	204
RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.50%, 12/1/14	405,000	419
RSC Equipment Rental, Inc./RSC Holdings III LLC, 10.00%, 7/15/17 144A	460,000	512
SPX Corp., 6.875%, 9/1/17 144A	295,000	313
United Rentals North America, Inc., 10.875%, 6/15/16	440,000	496

Total		2,585

Consumer Products/Retailing (0.4%)
Education Management LLC/Education Management Finance Corp., 8.75%, 6/1/14	65,000	65

Below Investment Grade Segment (7.5%)	Shares/ $ Par	Value $ (000’s)

Consumer Products/Retailing continued
Hanesbrands, Inc., 8.00%, 12/15/16	170,000	180
J.C. Penney Corp., 5.75%, 2/15/18	770,000	793
J.C. Penney Corp., Inc., 7.40%, 4/1/37	385,000	388
Levi Strauss & Co., 7.625%, 5/15/20	290,000	301
Limited Brands, Inc., 8.50%, 6/15/19	490,000	570
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	770,000	820
Macy’s Retail Holdings, Inc., 6.70%, 7/15/34	580,000	584
The Neiman Marcus Group, Inc., 10.375%, 10/15/15	625,000	656
Phillips-Van Heusen Corp., 7.375%, 5/15/20	145,000	153
Revlon Consumer Products Corp., 9.75%, 11/15/15	335,000	352
Rite Aid Corp., 9.375%, 12/15/15	325,000	280
Rite Aid Corp., 10.25%, 10/15/19	135,000	141
Rite Aid Corp., 10.375%, 7/15/16	255,000	266
Sears Holdings Corp., 6.625%, 10/15/18 144A	1,205,000	1,214
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18 144A	290,000	311
SUPERVALU, Inc., 8.00%, 5/1/16	730,000	735
Tops Markets LLC, 10.125%, 10/15/15 144A	400,000	429
Toys R US Property Co. I LLC, 10.75%, 7/15/17	395,000	446
Toys R US Property Co. LLC, 8.50%, 12/1/17 144A	405,000	428
Toys R US, Inc.-Delaware, Inc., 7.375%, 9/1/16 144A	220,000	224
Visant Corp., 10.00%, 10/1/17 144A	295,000	308

Total		9,644

Energy (1.1%)
ATP Oil & Gas Corp., 11.875%, 5/1/15 144A	435,000	375
Basic Energy Services, Inc., 11.625%, 8/1/14	165,000	181
Chesapeake Energy Corp., 6.625%, 8/15/20	335,000	350
Chesapeake Energy Corp., 6.875%, 8/15/18	295,000	309
Chesapeake Energy Corp., 7.25%, 12/15/18	420,000	453
Chesapeake Energy Corp., 9.50%, 2/15/15	330,000	382
Cimarex Energy Co., 7.125%, 5/1/17	585,000	614
CITGO Petroleum Corp., 11.50%, 7/1/17 144A	270,000	299
Coffeyville Resources LLC/Coffeyville Finance, Inc., 9.00%, 4/1/15 144A	145,000	153
Coffeyville Resources LLC/Coffeyville Finance, Inc., 10.875%, 4/1/17 144A	145,000	153
Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16	435,000	470
Connacher Oil and Gas, Ltd., 10.25%, 12/15/15 144A	450,000	457
Continental Resources, Inc., 7.125%, 4/1/21 144A	120,000	125
Continental Resources, Inc., 7.375%, 10/1/20 144A	160,000	169
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 2/15/18	380,000	398
Denbury Resources, Inc., 8.25%, 2/15/20	348,000	380

Balanced Portfolio

Below Investment Grade Segment (7.5%)	Shares/ $ Par	Value $ (000’s)

Energy continued
El Paso Corp., 7.00%, 6/15/17	515,000	547
El Paso Corp., 7.25%, 6/1/18	460,000	496
El Paso Corp., 7.75%, 1/15/32	670,000	696
El Paso Corp., 8.25%, 2/15/16	235,000	261
Energy Transfer Equity LP, 7.50%, 10/15/20	1,240,000	1,305
EXCO Resources, Inc., 7.50%, 9/15/18	295,000	293
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	145,000	156
Forest Oil Corp., 7.25%, 6/15/19	640,000	654
Harvest Operations Corp., 6.875%, 10/1/17 144A	145,000	148
Helix Energy Solutions Group, Inc., 9.50%, 1/15/16 144A	680,000	689
Hilcorp Energy I LP/Hilcorp Finance Co., 8.00%, 2/15/20 144A	435,000	447
Key Energy Services, Inc., 8.375%, 12/1/14	675,000	712
Linn Energy LLC, 9.875%, 7/1/18	380,000	417
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/1/21 144A	440,000	444
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20 144A	295,000	313
Mariner Energy, Inc., 8.00%, 5/15/17	268,000	295
Martin Midstream Partners LP/Martin Midstream Finance Corp., 8.875%, 4/1/18 144A	145,000	146
McJunkin Red Man Corp., 9.50%, 12/15/16 144A	650,000	572
Midcontinent Express Pipeline LLC, 5.45%, 9/15/14 144A	835,000	891
Newfield Exploration Co., 6.875%, 2/1/20	1,225,000	1,302
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.875%, 3/15/18 144A	725,000	776
Offshore Group Investments, Ltd., 11.50%, 8/1/15 144A	220,000	231
OPTI Canada, Inc., 7.875%, 12/15/14	290,000	218
OPTI Canada, Inc., 8.25%, 12/15/14	395,000	300
Petrohawk Energy Corp., 7.25%, 8/15/18 144A	440,000	449
Petrohawk Energy Corp., 7.875%, 6/1/15	300,000	314
Petrohawk Energy Corp., 10.50%, 8/1/14	185,000	210
Pioneer Natural Resources Co., 7.50%, 1/15/20	445,000	490
Plains Exploration & Production Co., 7.00%, 3/15/17	500,000	512
Plains Exploration & Production Co., 7.625%, 6/1/18	230,000	241
Plains Exploration & Production Co., 7.75%, 6/15/15	315,000	330
Plains Exploration & Production Co., 8.625%, 10/15/19	365,000	399
Pride Internationl, Inc., 6.875%, 8/15/20	295,000	321
QEP Resources, Inc., 6.875%, 3/1/21	735,000	796
Range Resources Corp., 6.75%, 8/1/20	600,000	624
Range Resources Corp., 7.25%, 5/1/18	85,000	89
Rosetta Resources, Inc., 9.50%, 4/15/18	290,000	299
Sabine Pass LNG LP, 7.50%, 11/30/16	385,000	351
SandRidge Energy, Inc., 8.00%, 6/1/18 144A	260,000	253
SandRidge Energy, Inc., 8.75%, 1/15/20 144A	220,000	218

	Below Investment Grade Segment (7.5%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	SandRidge Energy, Inc., 9.875%, 5/15/16 144A	435,000	449
	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	175,000	186
	Swift Energy Co., 8.875%, 1/15/20	445,000	463
	W&T Offshore, Inc., 8.25%, 6/15/14 144A	620,000	595
	Whiting Petroleum Corp., 6.50%, 10/1/18	120,000	123

	Total		25,289

	Financials (0.8%)
	Aircastle, Ltd., 9.75%, 8/1/18 144A	120,000	123
	Ally Financial, Inc., 7.50%, 9/15/20 144A	440,000	469
	Ally Financial, Inc., 8.00%, 3/15/20 144A	970,000	1,060
	Ally Financial, Inc., 8.00%, 11/1/31	949,000	1,010
	Ally Financial, Inc., 8.30%, 2/12/15 144A	580,000	632
	American General Finance Corp., 5.40%, 12/1/15	480,000	386
	American General Finance Corp., 6.90%, 12/15/17	470,000	392
	CIT Group Funding Co. of Delaware LLC., 10.25%, 5/1/16	385,000	398
	CIT Group, Inc., 7.00%, 5/1/16	680,000	670
	CIT Group, Inc., 7.00%, 5/1/17	1,060,000	1,038
	Crum & Forster Holdings Corp., 7.75%, 5/1/17	562,000	585
	E*TRADE Financial Corp., 0.00%, 8/31/19	700,000	984
	E*TRADE Financial Corp., 7.875%, 12/1/15	755,000	738
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	745,000	749
	International Lease Finance Corp., 5.875%, 5/1/13	215,000	215
	International Lease Finance Corp., 6.375%, 3/25/13	390,000	392
	International Lease Finance Corp., 7.125%, 9/1/18 144A	635,000	684
	International Lease Finance Corp., 8.625%, 9/15/15 144A	580,000	621
	International Lease Finance Corp., 8.75%, 3/15/17 144A	1,190,000	1,276
	International Lease Finance Corp., 8.875%, 9/1/17	440,000	475
(d)	Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	490,000	108
	Pinafore LLC/Pinafore, Inc., 9.00%, 10/1/18 144A	145,000	152
	SLM Corp., 5.375%, 1/15/13	80,000	81
	SLM Corp., 5.375%, 5/15/14	520,000	506
	SLM Corp., 8.00%, 3/25/20	450,000	447
	SLM Corp., 8.45%, 6/15/18	1,490,000	1,505
(d)	Washington Mutual Bank, 6.75%, 5/20/36	580,000	1
(d)	Washington Mutual Bank, 6.875%, 6/15/11	1,115,000	2
	Wells Fargo & Co., 7.98%, 12/31/49	570,000	600
	Wells Fargo Capital XIII, 7.70%, 12/31/49	2,150,000	2,231

	Total		18,530

	Foods (0.2%)
	Constellation Brands, Inc., 7.25%, 9/1/16	835,000	888

Balanced Portfolio

Below Investment Grade Segment (7.5%)	Shares/ $ Par	Value $ (000’s)

Foods continued
Cott Beverages USA, Inc., 8.125%, 9/1/18 144A	295,000	312
Cott Beverages, Inc., 8.375%, 11/15/17 144A	445,000	472
Dole Food Co., 8.00%, 10/1/16 144A	335,000	351
Dole Food Co., 13.875%, 3/15/14	191,000	233
JBS Finance II, Ltd., 8.25%, 1/29/18 144A	460,000	474
Michael Foods, Inc., 9.75%, 7/15/18 144A	115,000	123
Smithfield Foods, Inc., 7.75%, 7/1/17	230,000	233
Smithfield Foods, Inc., 10.00%, 7/15/14 144A	230,000	265
TreeHouse Foods, Inc., 7.75%, 3/1/18	230,000	247

Total		3,598

Gaming/Leisure/Lodging (0.4%)

AMC Entertainment, Inc., 8.75%, 6/1/19	435,000	458
AMC Entertainment, Inc., 11.00%, 2/1/16	175,000	187
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 9.125%, 8/1/18 144A	120,000	126
Cinemark USA, Inc., 8.625%, 6/15/19	165,000	176
CKE Restaurants, Inc., 11.375%, 7/15/18 144A	320,000	328
Corrections Corp. of America, 7.75%, 6/1/17	510,000	548
The Geo Group, Inc., 7.75%, 10/15/17 144A	295,000	310
Harrah’s Operating Co., 10.00%, 12/15/18	526,000	420
Harrah’s Operating Co., 11.25%, 6/1/17	800,000	876
Harrah’s Operating Co., 12.75%, 4/15/18 144A	770,000	718
Marina District Finance Co., Inc., 9.50%, 10/15/15 144A	90,000	87
Marina District Finance Co., Inc., 9.875%, 8/15/18 144A	90,000	87
MGM Resorts International, 6.75%, 9/1/12	375,000	354
MGM Resorts International, 7.50%, 6/1/16	885,000	748
MGM Resorts International, 9.00%, 3/15/20 144A	350,000	368
MGM Resorts International, 11.125%, 11/15/17	355,000	404
Midwest Gaming Borrower LLC/Midwest Finance Corp., 11.625%, 4/15/16 144A	145,000	148
Penn National Gaming, Inc., 8.75%, 8/15/19	265,000	282
Pinnacle Entertainment, Inc., 8.625%, 8/1/17	165,000	175
Regal Entertainment Group, 9.125%, 8/15/18	120,000	126
Scientific Games Corp., 8.125%, 9/15/18 144A	90,000	92
Scientific Games International, Inc., 9.25%, 6/15/19	165,000	175
Speedway Motorsports, Inc., 8.75%, 6/1/16	330,000	357
Universal City Development Partners, Ltd./UCDP Finance, Inc., 8.875%, 11/15/15	265,000	273

	Below Investment Grade Segment (7.5%)	Shares/ $ Par	Value $ (000’s)

	Gaming/Leisure/Lodging continued
	Universal City Development Partners, Ltd./UCDP Finance, Inc., 10.875%, 11/15/16	135,000	146
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20 144A	295,000	311
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 5/1/20	310,000	329

	Total		8,609

	Health Care/Pharmaceuticals (0.5%)
	Accellent, Inc., 8.375%, 2/1/17	350,000	357
	Alere, Inc., 8.625%, 10/1/18 144A	440,000	447
	American Renal Holdings, 8.375%, 5/15/18 144A	235,000	242
	Apria Healthcare Group, Inc., 12.375%, 11/1/14	330,000	367
(c)	Biomet, Inc., 10.375%, 10/15/17	785,000	871
	Capella Healthcare, Inc., 9.25%, 7/1/17 144A	175,000	187
	CHS/Community Health Systems, Inc., 8.875%, 7/15/15	690,000	733
	Elan Finance PLC/Elan Finance Corp., 8.75%, 10/15/16 144A	235,000	237
	Gentiva Health Services, Inc., 11.50%, 9/1/18 144A	295,000	315
	HCA, Inc., 7.25%, 9/15/20	195,000	209
	HCA, Inc., 7.875%, 2/15/20	330,000	361
	HCA, Inc., 8.50%, 4/15/19	325,000	362
	HCA, Inc., 9.25%, 11/15/16	845,000	915
(c)	HCA, Inc., 9.625%, 11/15/16	946,000	1,027
	HCA, Inc., 9.875%, 2/15/17	70,000	77
	Health Management Associates, Inc., 6.125%, 4/15/16	590,000	596
	HealthSouth Corp., 7.25%, 10/1/18	205,000	209
	LifePoint Hospitals, Inc., 6.625%, 10/1/20 144A	300,000	306
	Mylan, Inc./PA, 7.625%, 7/15/17 144A	145,000	154
	Mylan, Inc./PA, 7.875%, 7/15/20 144A	290,000	311
	Patheon, Inc., 8.625%, 4/15/17 144A	215,000	220
	Quintiles Transnational Corp., 9.50%, 12/30/14 144A	235,000	242
	Radnet Management, Inc., 10.375%, 4/1/18 144A	340,000	311
	Select Medical Corp., 7.625%, 2/1/15	290,000	283
	Service Corp. International, 8.00%, 11/15/21	270,000	289
	Talecris Biotherapeutics Holdings Corp., 7.75%, 11/15/16	500,000	550
	Tenet Healthcare Corp., 8.00%, 8/1/20 144A	145,000	145
	Tenet Healthcare Corp., 8.875%, 7/1/19	715,000	789
	Valeant Pharmaceuticals International, 6.75%, 10/1/17 144A	120,000	122
	Valeant Pharmaceuticals International, 7.00%, 10/1/20 144A	175,000	179
	Valent Pharmaceuticals International, 7.625%, 3/15/20 144A	230,000	292
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.00%, 2/1/18	390,000	396

	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18 144A	315,000	324

	Total		12,425

Balanced Portfolio

	Below Investment Grade Segment (7.5%)	Shares/ $ Par	Value $ (000’s)

	Media (0.7%)
	Allbritton Communications Co., 8.00%, 5/15/18	435,000	436
	Cablevision Systems Corp., 7.75%, 4/15/18	290,000	307
	Cablevision Systems Corp., 8.00%, 4/15/20	85,000	91
	CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16	768,120	912
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17 144A	395,000	400
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18 144A	160,000	166
	CCO Holdings LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20 144A	610,000	647
	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 144A	830,000	876
	Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	540,000	576
	CSC Holdings LLC, 8.625%, 2/15/19	235,000	264
	CSC Holdings, Inc., 7.875%, 2/15/18	1,005,000	1,097
(c)	Dex One Corp., 12.00%, 1/29/17	537,599	423
	DISH DBS Corp., 7.125%, 2/1/16	775,000	815
	DISH DBS Corp., 7.875%, 9/1/19	1,060,000	1,141
	Entravision Communications Corp., 8.75%, 8/1/17 144A	145,000	148
	Insight Communications Co., Inc., 9.375%, 7/15/18 144A	385,000	409
	Intelsat Jackson Holdings SA, 7.25%, 10/15/20 144A	370,000	372
	Intelsat Jackson Holdings SA, 8.50%, 11/1/19 144A	500,000	542
	Intelsat Jackson Holdings SA, 11.25%, 6/15/16	685,000	745
	Intelsat Subsidiary Holding Co., 8.875%, 1/15/15 144A	70,000	72
	Lamar Media Corp., 6.625%, 8/15/15	165,000	167
	Lamar Media Corp., 7.875%, 4/15/18	85,000	89
	The McClatchy Co., 11.50%, 2/15/17	290,000	308
	Media General, Inc., 11.75%, 2/15/17	395,000	428
	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	200,000	204
	Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19	230,000	238
(n)	Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18 144A	295,000	293
	Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16	190,000	216
	QVC, Inc., 7.375%, 10/15/20 144A	570,000	590
	QVC, Inc., 7.50%, 10/1/19 144A	430,000	449
	Reader’s Digest Association, Inc., 9.50%, 2/15/17 144A	240,000	238
	Sinclair Television Group, Inc., 8.375%, 10/15/18 144A	90,000	91
	Sun Media Corp., 7.625%, 2/15/13	35,000	35
	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.125%, 12/1/17 144A	780,000	811
	Univision Communications, Inc., 12.00%, 7/1/14 144A	295,000	323
	Virgin Media Finance PLC, 9.50%, 8/15/16	85,000	96
	Virgin Media Finance PLC., 8.375%, 10/15/19	335,000	368

	Below Investment Grade Segment (7.5%)	Shares/ $ Par	Value $ (000’s)

	Media continued
	WMG Acquisition Corp., 9.50%, 6/15/16	290,000	310

	Total		15,693

	Other Holdings (0.0%)
(n)	Escrow Smith Investment Co., 8.00%, 3/15/17	350,000	0
(n)	Stone & Webster, Inc., 8.375%, 7/1/12	180,000	0

	Total		0

	Real Estate (0.1%)
	Colonial Realty LP, 6.05%, 9/1/16	360,000	357
	DuPont Fabros Technology LP, 8.50%, 12/15/17	550,000	590
	iStar Financial, Inc., 5.70%, 3/1/14	405,000	314
	Omega Healthcare Investors, Inc., 6.75%, 10/15/22 144A	570,000	565

	Total		1,826

	Services (0.1%)
	ARAMARK Corp., 8.50%, 2/1/15	630,000	655
	EnergySolutions, Inc./EnergySolutions LLC, 10.75%, 8/15/18 144A	145,000	156
	FTI Consulting, Inc., 6.75%, 10/1/20 144A	205,000	207
	Trans Union LLC/TransUnion Financing Corp., 11.375%, 6/15/18 144A	290,000	330

	Total		1,348

	Technology (0.2%)
	Fidelity National Information Services, Inc., 7.625%, 7/15/17 144A	190,000	203
	First Data Corp., 9.875%, 9/24/15	840,000	687
(c)	First Data Corp., 10.55%, 9/24/15	610,595	494
	Freescale Semiconductor, Inc., 9.25%, 4/15/18 144A	535,000	556
	Freescale Semiconductor, Inc., 10.125%, 3/15/18 144A	585,000	623
	Interactive Data Corp., 10.25%, 8/1/18 144A	175,000	187
	Iron Mountain, Inc., 8.00%, 6/15/20	425,000	449
	Iron Mountain, Inc., 8.375%, 8/15/21	280,000	303
	Seagate HDD Cayman, 6.875%, 5/1/20 144A	350,000	342
	SunGard Data Systems, Inc., 10.625%, 5/15/15	425,000	474
	West Corp., 8.625%, 10/1/18 144A	295,000	301
	West Corp., 11.00%, 10/15/16	195,000	207

	Total		4,826

	Telecommunications (0.8%)
	Cincinnati Bell, Inc., 8.25%, 10/15/17	330,000	333
	Cincinnati Bell, Inc., 8.75%, 3/15/18	495,000	483
	Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 144A	1,260,000	1,359
	Cricket Communications, Inc., 7.75%, 5/15/16	290,000	308
	Cricket Communications, Inc., 10.00%, 7/15/15	475,000	513
	Crown Castle International Corp., 7.125%, 11/1/19	500,000	533
	Digicel Group, Ltd., 8.25%, 9/1/17 144A	225,000	236
	Equinix, Inc., 8.125%, 3/1/18	580,000	619
	Frontier Communications Corp., 8.125%, 10/1/18	300,000	328

Balanced Portfolio

Below Investment Grade Segment (7.5%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
Frontier Communications Corp., 8.25%, 4/15/17	290,000	317
Frontier Communications Corp., 8.50%, 4/15/20	385,000	425
Frontier Communications Corp., 8.75%, 4/15/22	580,000	638
Frontier Communications Corp., 9.00%, 8/15/31	315,000	336
GCI, Inc., 8.625%, 11/15/19	550,000	587
Level 3 Financing, Inc., 10.00%, 2/1/18	225,000	202
MetroPCS Wireless, Inc., 7.875%, 9/1/18	285,000	294
MetroPCS Wireless, Inc., 9.25%, 11/1/14	590,000	618
Nextel Communications, Inc., 6.875%, 10/31/13	475,000	478
NII Capital Corp., 8.875%, 12/15/19	270,000	300
PAETEC Holding Corp., 8.875%, 6/30/17	220,000	230
Qwest Communications International, Inc., 7.125%, 4/1/18 144A	460,000	483
Qwest Communications International, Inc., 8.00%, 10/1/15	500,000	541
SBA Telecommunications, Inc., 8.00%, 8/15/16	330,000	355
SBA Telecommunications, Inc., 8.25%, 8/15/19	230,000	253
Sprint Capital Corp., 6.90%, 5/1/19	880,000	884
Sprint Nextel Corp., 6.00%, 12/1/16	860,000	849
Sprint Nextel Corp., 8.375%, 8/15/17	1,075,000	1,166
Wind Acquisition Finance SA, 11.75%, 7/15/17 144A	460,000	515
Wind Acquisition Holding Finance SA, 12.25%, 7/15/17 144A	535,729	574
Windstream Corp., 7.00%, 3/15/19	500,000	490
Windstream Corp., 7.75%, 10/15/20 144A	1,710,000	1,723
Windstream Corp., 7.875%, 11/1/17	225,000	235
Windstream Corp., 8.625%, 8/1/16	625,000	661

Total		17,866

Transportation (0.1%)
Continental Airlines, Inc., 6.75%, 9/15/15 144A	295,000	299
Kansas City Southern de Mexico SAB de CV, 7.375%, 6/1/14	990,000	1,025
Kansas City Southern de Mexico SAB de CV, 8.00%, 2/1/18 144A	230,000	247
Teekay Corp., 8.50%, 1/15/20	115,000	125

Total		1,696

Utilities (0.6%)
The AES Corp., 7.75%, 10/15/15	380,000	407
The AES Corp., 8.00%, 10/15/17	325,000	351
The AES Corp., 8.00%, 6/1/20	600,000	651
Calpine Corp., 7.875%, 7/31/20 144A	530,000	545
CenterPoint Energy, Inc., 6.50%, 5/1/18	380,000	441
CMS Energy Corp., 4.25%, 9/30/15	1,580,000	1,594
CMS Energy Corp., 6.25%, 2/1/20	1,360,000	1,432
CMS Energy Corp., 8.75%, 6/15/19	390,000	466
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	1,000,000	1,043
Dynegy Holdings, Inc., 7.50%, 6/1/15	345,000	272

	Below Investment Grade Segment (7.5%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	Dynegy Holdings, Inc., 7.75%, 6/1/19	485,000	332
	Dynegy Holdings, Inc., 8.375%, 5/1/16	625,000	487
	Edison Mission Energy, 7.00%, 5/15/17	765,000	553
	Edison Mission Energy, 7.20%, 5/15/19	570,000	403
	Edison Mission Energy, 7.50%, 6/15/13	250,000	233
	Elwood Energy LLC, 8.159%, 7/5/26	461,190	433
	Energy Future Holdings Corp., 10.875%, 11/1/17	214,000	128
	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20	556,000	552
	Mirant Americas Generation LLC, 8.50%, 10/1/21	570,000	549
	NRG Energy, Inc., 7.375%, 2/1/16	325,000	334
	NRG Energy, Inc., 7.375%, 1/15/17	490,000	502
	NRG Energy, Inc., 8.25%, 9/1/20 144A	590,000	608
	Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15	1,125,000	737

	Total		13,053

	Total Below Investment Grade Segment (Cost: $158,388)		167,704

	Short-Term Investments (15.4%)

	Asset-Backed Securities (0.1%)

(b)	Bank of America Auto Trust, Series 2010-1A, Class A1, 0.262%, 2/15/11 144A	118,945	119
(b)	Nissan Auto Lease Trust, Series 2010-A, Class A1, 0.561%, 6/15/11	1,057,006	1,057
(b)	Volkswagen Auto Loan Enhanced Trust, Series 2010-1, Class A1, 0.261%, 2/21/11	347,385	348

	Total		1,524

	Autos (0.3%)

(b)	Toyota Motor Credit Corp., 0.213%, 8/22/11	6,000,000	5,998

	Total		5,998

	Beverage/Bottling (0.2%)

(b)	Coca-Cola Enterprises, Inc., 1.024%, 5/6/11	4,500,000	4,515

	Total		4,515

	Commercial Banks Non-US (0.8%)

(b)	Barclays US Funding LLC, 0.15%, 10/1/10	12,900,000	12,900
(b)	Rabobank Nederland NV of NY, 0.444%, 8/8/11	5,000,000	4,998

	Total		17,898

	Energy (2.0%)

(b)	Duke Energy Corp., 0.30%, 10/6/10	5,500,000	5,500
(b)	ONEOK Partners LP, 0.34%, 10/7/10	10,000,000	10,000
(b)	ONEOK Partners LP, 0.34%, 10/8/10	10,000,000	9,999

Balanced Portfolio

	Short-Term Investments (15.4%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
(b)	Sempra Global, 0.34%, 10/5/10	18,800,000	18,799

	Total		44,298

	Federal Government & Agencies (0.7%)
(b)	Federal Home Loan Bank, 0.185%, 10/20/10	15,000,000	14,999

	Total		14,999

	Finance Lessors (0.9%)
(b)	Gemini Securitization Corp. LLC, 0.24%, 10/21/10	10,000,000	9,999
(b)	Gemini Securitization Corp. LLC, 0.24%, 10/28/10	10,000,000	9,998

	Total		19,997

	Finance Services (2.0%)
(b)	Alpine Securitization, 0.23%, 10/8/10	20,000,000	19,999
(b)	Ciesco LLC, 0.27%, 10/25/10	5,000,000	4,999
(b)	Ciesco LLC, 0.27%, 11/15/10	10,000,000	9,997
(b)	Morgan Stanley, 0.775%, 1/18/11	10,000,000	10,000

	Total		44,995

	Food Processors (0.4%)
(b)	Kellogg Co., 0.29%, 10/7/10	10,000,000	10,000

	Total		10,000

	Information Technology (0.5%)
(b)	Google, Inc., 0.20%, 11/17/10	10,000,000	9,997

	Total		9,997

	Life Insurance (0.5%)
(b)	Mass Mutual Global Funding II, 0.518%, 4/21/11 144A	6,600,000	6,600
(b)	New York Life Global Funding, 0.259%, 4/1/11 144A	5,000,000	5,000

	Total		11,600

	Machinery (0.1%)
(b)	John Deere Capital Corp., 1.225%, 1/18/11	3,000,000	3,006

	Total		3,006

	Miscellaneous Business Credit Institutions (0.1%)
(b)	General Electric Capital Corp., 0.595%, 4/18/11	3,000,000	3,002

	Total		3,002

	Short-Term Investments (15.4%)	Shares/ $ Par	Value $ (000’s)

	Personal Credit Institutions (2.5%)
(b)	Bryant Park Funding LLC, 0.23%, 10/14/10	10,000,000	9,999
(b)	Old Line Funding LLC, 0.20%, 10/1/10	5,840,000	5,840
(b)	Old Line Funding LLC, 0.23%, 10/15/10	10,000,000	9,999
(b)	Straight-A Funding LLC, 0.20%, 10/20/10	10,000,000	9,999
(b)	Thunder Bay Funding LLC, 0.23%, 10/15/10	20,000,000	19,998

	Total		55,835

	Short Term Business Credit (3.6%)
(b)	Atlantic Asset Securitization LLC, 0.26%, 10/14/10	10,000,000	9,999
(b)	Atlantic Asset Securitization LLC, 0.26%, 10/25/10	10,000,000	9,998
(b)	Falcon Asset Securitization Co. LLC, 0.23%, 10/7/10	10,000,000	10,000
(b)	Falcon Asset Securitization Co. LLC, 0.23%, 10/12/10	10,000,000	9,999
(b)	Ranger Funding Co. LLC, 0.24%, 10/27/10	20,000,000	19,997
(b)	Sheffield Receivables Corp., 0.23%, 10/13/10	10,000,000	9,999
(b)	Sheffield Receivables Corp., 0.29%, 10/1/10	10,000,000	10,000

	Total		79,992

	Utilities (0.7%)
(b)	American Electric Power Co., 0.32%, 10/12/10	5,000,000	4,999
(b)	Xcel Energy, Inc., 0.28%, 10/5/10	10,000,000	10,000

	Total		14,999

	Total Short-Term Investments (Cost: $342,654)		342,655

	Total Investments (102.6%) (Cost: $2,123,162)(a)		2,285,219

	Other Assets, Less Liabilities (-2.6%)		(57,088)

	Net Assets (100.0%)		2,228,131

Balanced Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010 the value of these securities (in thousands) was $153,968 representing 6.91% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

(a)	At September 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $2,123,162 and the net unrealized appreciation of investments based on that cost was $162,057 which is comprised of $210,239 aggregate gross unrealized appreciation and $48,182 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)

S&P 500 Index Futures (Long) (Total Notional Value at September 30, 2010, $47,013)	169	12/10	$1,012
US Five Year Note Commodity (Long) (Total Notional Value at September 30, 2010, $29,187)	243	12/10	183
US Long Bond (CBT) Commodity (Long) (Total Notional Value at September 30, 2010, $28,222)	210	12/10	(142)
US Ten Year Treasury Note (Short) (Total Notional Value at September 30, 2010, $106,624)	849	12/10	(392)
US Two Year Treasury Note (Short) (Total Notional Value at September 30, 2010, $208,243)	950	12/10	(270)
US Ultra 30 Year Bond Commodity (Long) (Total Notional Value at September 30, 2010, $14,527)	101	12/10	(258)

(c)	PIK—Payment In Kind

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond

(g)	All or a portion of the securities have been loaned.

(h)	Forward foreign currency contracts outstanding on September 30, 2010.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)

Sell	Barclays Bank PLC	AUD	4,707	10/10	$—	$(76)	$(76)
Sell	Barclays Bank PLC	BRL	4,760	12/10	—	(120)	(120)
Sell	Barclays Bank PLC	BRL	2,380	1/11	—	(28)	(28)
Sell	Barclays Bank PLC	CAD	3,447	12/10	5	—	5
Sell	Barclays Bank PLC	MXN	84,740	10/10	—	(64)	(64)

					$5	$(288)	$(283)

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

MXN — Mexican New Peso

Balanced Portfolio

(i)	Written options outstanding on September 30, 2010.

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Call — OTC Merck & Co., Inc.	Credit Suisse International	$38.000	1/11	500	$(60)
Call — OTC Pfizer, Inc.	Credit Suisse International	17.500	1/11	1,080	(80)
Call — OTC PPL Corp.	Credit Suisse International	30.000	1/11	650	(23)

(Premiums Received $145)					$(163)

OTC — Over-the-Counter

(j)	Swap agreements outstanding on September 30, 2010.

Total Return Swaps

Counterparty	Reference	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Credit Suisse International	Russell 1000 Value Index	3-Month USD LIBOR - 1 Basis Point (Bps)	Russell 1000 Value Index Total Return	5/11	115,565	$1,189

Credit Suisse International	Russell Midcap Value Index	3-Month USD LIBOR - 9 Bps	Russell Midcap Value Index Total Return	5/11	88,253	2,209

Credit Suisse International	Russell Midcap Growth Index	Russell Midcap Growth Index Total Return	3-Month USD LIBOR - 21 Bps	5/11	88,651	(4,408)

Credit Suisse International	Russell 1000 Growth Index	Russell 1000 Growth Index Total Return	3-Month USD LIBOR - 9 Bps	5/11	116,857	(3,594)

Goldman Sachs International	MSCI Daily Net EAFE Index	3-Month USD LIBOR - 25 Bps	MSCI Daily Net EAFE Index Total Return	8/11	130,817	9,425

JPMorgan Chase Bank, N.A.	Russell 2000 Growth Biotechnology Industry Index	3-Month USD LIBOR - 70 Bps	Russell 2000 Growth Biotechnology Industry Index Total Return	12/10	917	76

JPMorgan Chase Bank, N.A.	Russell 1000 Growth Index	Russell 1000 Growth Index Total Return	3-Month USD LIBOR - 8 Bps	5/11	97,381	(2,995)

JPMorgan Chase Bank, N.A.	Russell 2000 Value Index	3-Month USD LIBOR - 45 Bps	Russell 2000 Value Index Total Return	5/11	25,931	443

JPMorgan Chase Bank, N.A.	Russell 1000 Value Index	3-Month USD LIBOR	Russell 1000 Value Index Total Return	5/11	96,304	990

JPMorgan Chase Bank, N.A.	Russell 2000 Growth Index	Russell 2000 Growth Index Total Return	3-Month USD LIBOR - 83 Bps	5/11	26,181	(1,355)

						$1,980

(k)	Cash and securities with an aggregate value of $26,995 (in thousands) have been pledged as collateral for swap contracts outstanding or written options on September 30, 2010.

(n)	At September 30, 2010 portfolio securities with an aggregate value of $4,544 (in thousands) were valued with reference to securities whose values are more readily available.

Balanced Portfolio

(p)	Restricted securities (excluding 144A issues) on September 30, 2010.

Description	Acquisition Date	Cost (000’s)	Value (000’s)	Value as a Percentage of Net Assets

Charter Communications, Inc. - Class A (15,915 restricted shares)	11/30/09	$398	$533	0.02%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2010.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$796,567	$-	$-
Foreign Common Stocks	112,095	-	-
Preferred Stocks	458	-	-
US Government & Agency Bonds	-	276,713	-
Foreign Bonds	-	34,648	-
Municipal Bonds	-	5,621	-
Corporate Bonds	-	399,846	-
Structured Products	-	316,294	322
Short-Term Investments	-	342,655	-
Other Financial Instruments^	1,195	14,337	-
Liabilities:
Other Financial Instruments^	(1,225)	(12,640)	-

Total	$909,090	$1,377,474	$322

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Asset Allocation Portfolio

Schedule of Investments

September 30, 2010 (unaudited)

	Domestic Common Stocks and Warrants (47.3%)	Shares/ $ Par	Value $ (000’s)

	Large Cap Common Stocks (32.2%)

	Consumer Discretionary (3.9%)
	Abercrombie & Fitch Co. - Class A	12,200	480
*	Amazon.com, Inc.	4,200	660
	Coach, Inc.	9,200	395
*	DIRECTV - Class A	12,600	524
*	Discovery Communications, Inc.	10,200	389
	The Home Depot, Inc.	17,800	564
	Johnson Controls, Inc.	19,600	598
*	Kohl’s Corp.	16,200	853
	Marriott International, Inc. - Class A	25,000	896
	McDonald’s Corp.	14,700	1,095
*	MGM Resorts International	17,200	194
	NIKE, Inc. - Class B	12,000	962
	Omnicom Group, Inc.	8,300	328
	Target Corp.	18,600	994
	The Walt Disney Co.	7,200	238

	Total		9,170

	Consumer Staples (3.6%)

	Avon Products, Inc.	16,600	533
	The Coca-Cola Co.	12,600	737
	Colgate-Palmolive Co.	7,700	592
	Costco Wholesale Corp.	8,900	574
	CVS Caremark Corp.	16,805	529
	H.J. Heinz Co.	11,800	559
*	Hansen Natural Corp.	8,400	392
	Kimberly-Clark Corp.	2,800	182
	PepsiCo, Inc.	16,800	1,116
	Philip Morris International, Inc.	26,300	1,473
	Reynolds American, Inc.	3,200	190
	Walgreen Co.	6,400	214
	Wal-Mart Stores, Inc.	23,700	1,269

	Total		8,360

	Energy (3.1%)

	Anadarko Petroleum Corp.	8,400	479
*	Cameron International Corp.	20,000	859
	Chevron Corp.	2,400	195
	EOG Resources, Inc.	2,900	270
	Exxon Mobil Corp.	39,000	2,410
	Halliburton Co.	20,500	678
	Hess Corp.	6,700	396
	Occidental Petroleum Corp.	5,700	446
	Petroleo Brasileiro SA, ADR	19,500	707
	Schlumberger, Ltd.	14,400	887

	Total		7,327

	Financials (1.4%)

	Aflac, Inc.	8,800	455

	Domestic Common Stocks and Warrants (47.3%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	American Express Co.	17,100	719
	CME Group, Inc. - Class A	1,100	286
	The Goldman Sachs Group, Inc.	2,400	347
	JPMorgan Chase & Co.	8,900	339
	MetLife, Inc.	10,600	408
	Morgan Stanley	9,900	244
	T. Rowe Price Group, Inc.	10,000	501

	Total		3,299

	Health Care (3.0%)

	Abbott Laboratories	20,600	1,076
	Allergan, Inc.	10,000	665
*	Amgen, Inc.	7,400	408
*	Celgene Corp.	24,700	1,423
	Covidien PLC	8,300	334
*	Express Scripts, Inc.	30,000	1,461
*	Life Technologies Corp.	9,200	430
	Merck & Co., Inc.	5,200	191
	Pfizer, Inc.	11,400	196
	Teva Pharmaceutical Industries, Ltd., ADR	6,700	353
*	Thermo Fisher Scientific, Inc.	11,700	560

	Total		7,097

	Industrials (3.7%)

	3M Co.	9,700	841
	Caterpillar, Inc.	12,200	960
	Cummins, Inc.	9,300	842
	Danaher Corp.	20,400	829
	FedEx Corp.	7,400	633
	Honeywell International, Inc.	13,800	606
	Illinois Tool Works, Inc.	13,000	611
	Norfolk Southern Corp.	7,900	470
	PACCAR, Inc.	6,400	308
	Precision Castparts Corp.	3,800	484
	Union Pacific Corp.	6,400	524
	United Parcel Service, Inc. - Class B	8,500	567
	United Technologies Corp.	13,000	926

	Total		8,601

	Information Technology (9.9%)

*	Adobe Systems, Inc.	10,600	277
*	Agilent Technologies, Inc.	9,600	320
	Altera Corp.	7,300	220
	Analog Devices, Inc.	9,400	295
*	Apple, Inc.	10,600	3,008
	Automatic Data Processing, Inc.	10,300	433
	Broadcom Corp. - Class A	9,500	336
*	Cisco Systems, Inc.	84,400	1,848
*	Citrix Systems, Inc.	10,000	682

Asset Allocation Portfolio

	Domestic Common Stocks and Warrants (47.3%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Cognizant Technology Solutions Corp. - Class A	10,200	658
*	Dell, Inc.	27,800	360
*	EMC Corp.	20,700	420
*	Google, Inc. - Class A	3,300	1,735
	Hewlett-Packard Co.	26,800	1,128
	Intel Corp.	44,400	854
	International Business Machines Corp.	15,600	2,093
*	Juniper Networks, Inc.	24,200	734
*	Marvell Technology Group, Ltd.	26,700	468
	MasterCard, Inc. - Class A	1,500	336
	Microsoft Corp.	76,900	1,883
*	NetApp, Inc.	19,500	971
	Oracle Corp.	53,500	1,437
	Paychex, Inc.	8,700	239
	QUALCOMM, Inc.	22,200	1,002
	Texas Instruments, Inc.	17,500	475
	Visa, Inc. - Class A	4,500	334
	Western Union Co.	41,300	730

	Total		23,276

	Materials (1.8%)
	The Dow Chemical Co.	17,200	472
	Ecolab, Inc.	11,600	589
	Freeport-McMoRan Copper & Gold, Inc.	7,800	666
	Monsanto Co.	9,100	436
	Potash Corp. of Saskatchewan, Inc.	5,400	778
	Praxair, Inc.	11,200	1,011
	Southern Copper Corp.	6,400	225

	Total		4,177

	Other Holdings (0.6%)
	iShares Russell 1000 Growth Index Fund	26,300	1,351

	Total		1,351

	Telecommunication Services (0.6%)
*	American Tower Corp. - Class A	17,100	877
	AT&T, Inc.	6,800	194
	CenturyLink, Inc.	5,000	197
	Verizon Communications, Inc.	6,100	199

	Total		1,467

	Utilities (0.6%)
	Consolidated Edison, Inc.	3,800	183
	Duke Energy Corp.	10,600	188
	Exelon Corp.	4,500	192
	FirstEnergy Corp.	5,100	196
	PPL Corp.	6,800	185
	Progress Energy, Inc.	4,200	187

	Domestic Common Stocks and Warrants (47.3%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	Southern Co.	5,000	186

	Total		1,317

	Total Large Cap Common Stocks		75,442

	Mid Cap Common Stocks (10.5%)

	Consumer Discretionary (2.5%)
*	Bed Bath & Beyond, Inc.	7,700	334
*	BorgWarner, Inc.	5,100	268
(p)*	Charter Communications, Inc. - Class A	2,806	94
	Chico’s FAS, Inc.	25,200	265
	DeVry, Inc.	9,900	487
*	Dollar Tree, Inc.	13,575	662
*	GameStop Corp. - Class A	16,500	325
	International Game Technology	15,800	228
*	Jack in the Box, Inc.	16,600	356
*	Lamar Advertising Co. - Class A	6,900	220
	Limited Brands, Inc.	20,700	554
	The McGraw-Hill Cos., Inc.	5,500	182
	Nordstrom, Inc.	6,000	223
*	O’Reilly Automotive, Inc.	16,100	857
*	Penn National Gaming, Inc.	8,900	264
*	Priceline.com, Inc.	700	244
	Strayer Education, Inc.	500	87
	VF Corp.	2,400	195

	Total		5,845

	Consumer Staples (0.3%)
	The Clorox Co.	2,800	187
	Mead Johnson Nutrition Co.	4,400	251
*	Ralcorp Holdings, Inc.	3,100	181

	Total		619

	Energy (0.6%)
*	Denbury Resources, Inc.	14,800	235
*	Dresser-Rand Group, Inc.	5,800	214
	Ensco PLC, ADR	4,300	192
	EQT Corp.	7,200	260
*	FMC Technologies, Inc.	3,700	253
	Range Resources Corp.	4,900	187

	Total		1,341

	Financials (0.9%)
	Assured Guaranty, Ltd.	12,100	207
*	CB Richard Ellis Group, Inc. - Class A	11,800	216
	DuPont Fabros Technology, Inc.	8,500	214
	Greenhill & Co., Inc.	3,200	254
*	IntercontinentalExchange, Inc.	2,715	284
	Invesco, Ltd.	8,500	180
*	MBIA, Inc.	18,900	190
	Raymond James Financial, Inc.	9,200	233
	SEI Investments Co.	11,400	232

Asset Allocation Portfolio

	Domestic Common Stocks and Warrants (47.3%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Synovus Financial Corp.	53,000	130

	Total		2,140

	Health Care (1.5%)
	AmerisourceBergen Corp.	32,200	987
*	Cerner Corp.	2,300	193
*	Charles River Laboratories International, Inc.	5,300	176
*	Covance, Inc.	12,100	566
*	DaVita, Inc.	5,550	383
*	Immucor, Inc.	22,976	456
*	Intuitive Surgical, Inc.	800	227
*	Mettler-Toledo International, Inc.	3,200	398
	Pharmaceutical Product Development, Inc.	8,300	206

	Total		3,592

	Industrials (1.9%)
	Bucyrus International, Inc.	3,500	243
	C.H. Robinson Worldwide, Inc.	5,750	402
*	Corrections Corp. of America	19,000	469
	Dover Corp.	9,400	491
	Expeditors International of Washington, Inc.	9,800	453
*	Foster Wheeler AG	20,700	506
	L-3 Communications Holdings, Inc.	3,200	231
	MSC Industrial Direct Co., Inc. - Class A	7,200	389
	Regal-Beloit Corp.	6,500	382
	Republic Services, Inc.	6,600	201
	Robert Half International, Inc.	9,700	252
	Roper Industries, Inc.	6,479	422

	Total		4,441

	Information Technology (2.2%)
*	Alliance Data Systems Corp.	6,400	418
	Amphenol Corp. - Class A	17,600	862
*	Autodesk, Inc.	10,900	348
*	Avago Technologies, Ltd.	27,700	624
*	BMC Software, Inc.	17,000	688
	FactSet Research Systems, Inc.	4,900	398
	Global Payments, Inc.	8,800	377
	Microchip Technology, Inc.	16,700	525
*	Skyworks Solutions, Inc.	12,400	256
*	VeriFone Holdings, Inc.	12,100	376
*	Zebra Technologies Corp. - Class A	12,500	421

	Total		5,293

	Materials (0.3%)
	Martin Marietta Materials, Inc.	1,500	115
*	Owens-Illinois, Inc.	13,200	370
*	Titanium Metals Corp.	11,200	224

	Total		709

	Domestic Common Stocks and Warrants (47.3%)	Shares/ $ Par	Value $ (000’s)

	Telecommunication Services (0.3%)
*	Crown Castle International Corp.	2,900	128
*	SBA Communications Corp. - Class A	7,200	290
	Windstream Corp.	16,400	202

	Total		620

	Total Mid Cap Common Stocks		24,600

	Small Cap Common Stocks (4.6%)
	Consumer Discretionary (0.8%)

*	American Public Education, Inc.	3,250	107
*	Bally Technologies, Inc.	2,750	96
*	Buffalo Wild Wings, Inc.	3,450	165
*	Deckers Outdoor Corp.	1,800	90
*	Deer Consumer Products, Inc.	6,800	65
*	Dex One Corp.	1,989	24
*	Grand Canyon Education, Inc.	3,000	66
	Guess?, Inc.	2,950	120
*	Kirkland’s, Inc.	6,400	89
*	LKQ Corp.	9,500	198
*	Lumber Liquidators Holdings, Inc.	3,000	74
	Monro Muffler Brake, Inc.	5,450	251
	P.F. Chang’s China Bistro, Inc.	3,950	183
*	Ulta Salon, Cosmetics & Fragrance, Inc.	7,000	204
*	Vitamin Shoppe, Inc.	6,050	166

	Total		1,898

	Consumer Staples (0.2%)
	Alberto-Culver Co.	4,550	171
*	TreeHouse Foods, Inc.	4,194	193
*	United Natural Foods, Inc.	1,100	37

	Total		401

	Energy (0.4%)
*	Brigham Exploration Co.	8,900	167
	CARBO Ceramics, Inc.	2,800	227
*	Carrizo Oil & Gas, Inc.	5,850	140
	EXCO Resources, Inc.	6,650	99
*	Rex Energy Corp.	4,800	61
*	Superior Energy Services, Inc.	3,100	83
*	Whiting Petroleum Corp.	800	76

	Total		853

	Financials (0.4%)
	Boston Private Financial Holdings, Inc.	22,550	147
*	Cardtronics, Inc.	3,600	55
	Digital Realty Trust, Inc.	2,478	153
*	MF Global Holdings, Ltd.	17,050	123
	MFA Financial, Inc.	13,400	102
*	Portfolio Recovery Associates, Inc.	4,696	304

	Total		884

Asset Allocation Portfolio

	Domestic Common Stocks and Warrants (47.3%)	Shares/ $ Par	Value $ (000’s)

	Health Care (0.8%)
*	Align Technology, Inc.	8,350	164
*	Allscripts Healthcare Solutions, Inc.	5,700	105
*	American Medical Systems Holdings, Inc.	5,600	110
*	athenahealth, Inc.	2,400	79
*	CardioNet, Inc.	221	1
*	Clarient, Inc.	24,850	84
*	Conceptus, Inc.	3,700	51
*	Dexcom, Inc.	9,109	120
*	Dynavox, Inc. - Class A	2,421	20
*	Illumina, Inc.	4,350	214
*	IPC The Hospitalist Co.	5,665	155
*	MAP Pharmaceuticals, Inc.	2,600	40
	Masimo Corp.	4,793	131
*	Natus Medical, Inc.	2,000	29
*	Nektar Therapeutics	6,500	96
*	NxStage Medical, Inc.	3,450	66
*	Obagi Medical Products, Inc.	8,900	93
*	Thoratec Corp.	4,201	155
*	Transcend Services, Inc.	3,600	55
*	Volcano Corp.	4,400	114

	Total		1,882

	Industrials (0.6%)
	Actuant Corp. - Class A	1,300	30
	Aegean Marine Petroleum Network, Inc.	1,900	32
	Baldor Electric Co.	1,600	65
*	Generac Holdings, Inc.	6,150	84
*	GrafTech International, Ltd.	6,850	107
*	Higher One Holdings, Inc.	3,550	58
*	Hub Group, Inc. - Class A	7,900	231
	Knight Transportation, Inc.	17,299	334
*	Oshkosh Corp.	2,000	55
*	Polypore International, Inc.	3,650	110
	Snap-on, Inc.	3,350	156
	Tennant Co.	600	19
*	Titan Machinery, Inc.	1,000	16
	TransDigm Group, Inc.	3,300	205
*	Westport Innovations, Inc.	2,721	48

	Total		1,550

	Information Technology (1.3%)
*	Advanced Energy Industries, Inc.	7,991	104
*	ArcSight, Inc.	450	20
*	Atheros Communications, Inc.	3,600	95
*	Calix, Inc.	5,400	78
*	CommScope, Inc.	5,600	133
*	Comtech Telecommunications Corp.	4,550	124
*	Concur Technologies, Inc.	2,100	104
*	DG Fastchannel, Inc.	8,350	182
*	Dice Holdings, Inc.	9,950	84
*	Diodes, Inc.	6,350	109
*	Envestnet, Inc.	300	3
*	Equinix, Inc.	1,036	106
*	Mellanox Technologies, Ltd.	5,450	107

	Domestic Common Stocks and Warrants (47.3%)		Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Microsemi Corp.		8,600	147
*	MKS Instruments, Inc.		6,200	111
	Pegasystems, Inc.		4,400	137
*	RealPage, Inc.		2,800	53
*	RightNow Technologies, Inc.		7,150	141
*	Rubicon Technology, Inc.		4,801	109
*	Sourcefire, Inc.		7,550	218
*	SPS Commerce, Inc.		4,800	62
*	SuccessFactors, Inc.		3,000	75
*	Synchronoss Technologies, Inc.		9,500	169
*	Taleo Corp. - Class A		4,350	126
*	The Ultimate Software Group, Inc.		4,550	176
*	VanceInfo Technologies, Inc., ADR		3,995	129
*	VistaPrint NV		1,950	75

	Total			2,977

	Materials (0.0%)
*	Smurfit-Stone Container Corp.		4,078	75

	Total			75

	Other Holdings (0.1%)
	iShares Nasdaq Biotechnology Index Fund		1,500	129
	SPDR Metals & Mining ETF		2,850	153

	Total			282

	Total Small Cap Common Stocks			10,802

	Total Domestic Common Stocks and Warrants (Cost: $96,575)			110,844

	Foreign Common Stocks (6.2%)	Country

	Other Holdings continued (6.2%)
	iShares MSCI EAFE Index Fund	United States	93,000	5,108
	iShares MSCI Emerging Markets Index	United States	159,200	7,127
	Vanguard Emerging Markets ETF	United States	49,200	2,234

	Total Foreign Common Stocks (Cost: $13,160)			14,469

	Preferred Stocks (0.0%)

	Finance Services (0.0%)
	Ally Financial, Inc., 7.00%, 12/31/11 144A		70	63

	Total Preferred Stocks (Cost: $43)			63

Asset Allocation Portfolio

Investment Grade Segment (6.6%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (0.1%)

BAE Systems Holdings, Inc., 5.20%, 8/15/15 144A	15,000	16
Goodrich Corp., 4.875%, 3/1/20	15,000	17
Meccanica Holdings USA, 6.25%, 7/15/19 144A	25,000	28
Meccanica Holdings USA, 6.25%, 1/15/40 144A	20,000	20
United Technologies Corp., 5.375%, 12/15/17	70,000	82

Total		163

Auto Manufacturing (0.1%)

American Honda Finance Corp., 2.50%, 9/21/15 144A	125,000	126
American Honda Finance Corp., 3.50%, 3/16/15 144A	35,000	37
PACCAR Financial Corp., 1.95%, 12/17/12	10,000	10
PACCAR, Inc., 6.875%, 2/15/14	20,000	23

Total		196

Banking (1.5%)

Ameriprise Financial, Inc., 5.30%, 3/15/20	5,000	6
ANZ National Int’l, Ltd./London, 2.375%, 12/21/12 144A	135,000	137
Bank of America Corp., 5.625%, 7/1/20	115,000	122
Bank of America Corp., 5.75%, 12/1/17	20,000	21
Bank of America Corp., 6.00%, 9/1/17	30,000	32
The Bank of New York Mellon Corp., 5.125%, 8/27/13	15,000	17
Barclays Bank PLC, 2.50%, 9/21/15 144A	200,000	201
Canadian Imperial Bank of Commerce, 2.60%, 7/2/15 144A	150,000	156
Cie de Financement Foncier, 2.50%, 9/16/15 144A	250,000	251
Citigroup, Inc., 4.75%, 5/19/15	150,000	158
Citigroup, Inc., 6.125%, 11/21/17	65,000	71
Countrywide Financial Corp., 5.80%, 6/7/12	40,000	43
Credit Suisse Guernsey, Ltd., 5.86%, 12/31/49	5,000	5
Credit Suisse/New York NY, 5.50%, 5/1/14	125,000	140
Deutsche Bank Capital Funding Trust VII, 5.628%, 12/31/49 144A	60,000	52
Eksportfinans ASA, 2.00%, 9/15/15	250,000	251
The Goldman Sachs Group, Inc., 3.70%, 8/1/15	15,000	15
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	5,000	5
The Goldman Sachs Group, Inc., 6.00%, 6/15/20	35,000	39
The Goldman Sachs Group, Inc., 6.15%, 4/1/18	50,000	55
The Goldman Sachs Group, Inc., 6.25%, 9/1/17	5,000	6
HSBC Capital Funding LP, 4.61%, 12/31/49 144A	25,000	24
JPMorgan Chase & Co., 6.00%, 1/15/18	70,000	80
JPMorgan Chase & Co., 7.90%, 12/31/49	85,000	91
Merrill Lynch & Co., 6.22%, 9/15/26	20,000	20
Merrill Lynch & Co., 6.40%, 8/28/17	120,000	131
Morgan Stanley, 5.55%, 4/27/17	100,000	106
Morgan Stanley, 5.95%, 12/28/17	100,000	107
Morgan Stanley, 6.625%, 4/1/18	40,000	44
Morgan Stanley, 7.30%, 5/13/19	5,000	6

Investment Grade Segment (6.6%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Nationwide Building Society, 2.50%, 8/17/12 144A	250,000	257
NB Capital Trust IV, 8.25%, 4/15/27	85,000	87
PNC Funding Corp., 4.375%, 8/11/20	65,000	67
Regions Financial Corp., 5.75%, 6/15/15	35,000	36
SunTrust Banks, Inc., 6.00%, 9/11/17	25,000	27
Swedbank AB, 2.90%, 1/14/13 144A	500,000	519
The Toronto-Dominion Bank, 2.20%, 7/29/15 144A	80,000	81
U.S. Bancorp, 4.20%, 5/15/14	30,000	33
UnionBanCal Corp., 5.25%, 12/16/13	50,000	55
USB Capital XIII Trust, 6.625%, 12/15/39	20,000	20
Wells Fargo & Co., 3.75%, 10/1/14	5,000	5
Westpac Banking Corp., 3.00%, 8/4/15	20,000	20

Total		3,599

Beverage/Bottling (0.2%)

Anheuser-Busch Cos., 4.50%, 4/1/18	5,000	5
Anheuser-Busch Cos., 5.75%, 4/1/36	15,000	16
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39 144A	70,000	100
Bottling Group LLC, 4.625%, 11/15/12	35,000	38
Bottling Group LLC, 5.125%, 1/15/19	20,000	23
Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/18	35,000	43
Dr. Pepper Snapple Group, Inc., 7.45%, 5/1/38	30,000	41
PepsiCo, Inc., 3.75%, 3/1/14	10,000	11
PepsiCo, Inc., 4.65%, 2/15/13	20,000	22
PepsiCo, Inc., 7.90%, 11/1/18	35,000	47

Total		346

Cable/Media/Broadcasting/Satellite (0.4%)

Comcast Corp., 4.95%, 6/15/16	30,000	33
Comcast Corp., 5.15%, 3/1/20	30,000	33
Comcast Corp., 6.30%, 11/15/17	10,000	12
Comcast Corp., 6.50%, 11/15/35	75,000	84
DIRECTV Holdings LLC, 3.55%, 3/15/15	40,000	42
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.875%, 10/1/19	90,000	102
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 6.00%, 8/15/40	65,000	67
Gannett Co., Inc., 6.375%, 9/1/15 144A	35,000	35
Gannett Co., Inc., 7.125%, 9/1/18 144A	45,000	44
Gannett Co., Inc., 9.375%, 11/15/17 144A	40,000	44
Historic TW, Inc., 6.625%, 5/15/29	40,000	45
Historic TW, Inc., 6.875%, 6/15/18	10,000	12
NBC Universal, Inc., 4.375%, 4/1/21 144A	120,000	121
News America, Inc., 5.65%, 8/15/20	15,000	17
News America, Inc., 6.90%, 8/15/39	10,000	12
Rogers Cable, Inc., 6.25%, 6/15/13	10,000	11
TCI Communications, Inc., 8.75%, 8/1/15	60,000	75
Time Warner Cable, Inc., 6.75%, 7/1/18	10,000	12
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	55,000	73

Total		874

Conglomerate/Diversified Manufacturing (0.1%)

The Dow Chemical Co., 7.60%, 5/15/14	40,000	47
E.I. du Pont de Nemours & Co., 3.625%, 1/15/21	95,000	96
Eastman Chemical Co., 7.25%, 1/15/24	5,000	6

Asset-Allocation Portfolio

Investment Grade Segment (6.6%)	Shares/ $ Par	Value $ (000’s)

Conglomerate/Diversified Manufacturing continued
Honeywell International, Inc., 5.30%, 3/1/18	45,000	53

Total		202

Consumer Products (0.0%)

Colgate-Palmolive Co., 4.20%, 5/15/13	15,000	16
The Procter & Gamble Co., 5.55%, 3/5/37	40,000	47

Total		63

Electric Utilities (0.6%)

Alabama Power Co., 3.375%, 10/1/20	25,000	25
Ameren Corp., 8.875%, 5/15/14	15,000	17
Arizona Public Service Co., 8.75%, 3/1/19	10,000	13
Bruce Mansfield Unit, 6.85%, 6/1/34	29,433	31
Carolina Power & Light, Inc., 5.15%, 4/1/15	25,000	29
Carolina Power & Light, Inc., 6.50%, 7/15/12	20,000	22
CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	15,000	17
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	10,000	12
Commonwealth Edison Co., 4.00%, 8/1/20	25,000	26
Commonwealth Edison Co., 5.95%, 8/15/16	5,000	6
Commonwealth Edison Co., 6.15%, 9/15/17	5,000	6
Connecticut Light & Power Co., 5.65%, 5/1/18	10,000	12
The Detroit Edison Co., 3.45%, 10/1/20	25,000	25
DTE Energy Co., 6.375%, 4/15/33	5,000	5
Duke Energy Corp., 6.25%, 6/15/18	5,000	6
Entergy Louisiana LLC, 4.44%, 1/15/26	50,000	50
Entergy Louisiana LLC, 6.50%, 9/1/18	25,000	30
Entergy Mississippi, Inc., 6.25%, 4/1/34	55,000	59
Exelon Generation Co. LLC, 6.20%, 10/1/17	30,000	35
Indiana Michigan Power Co., 5.05%, 11/15/14	160,000	175
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	32,188	33
Monongahela Power Co., 5.70%, 3/15/17 144A	45,000	50
Nevada Power Co., 5.95%, 3/15/16	10,000	12
NSTAR, 4.50%, 11/15/19	10,000	11
Ohio Edison Co., 6.875%, 7/15/36	5,000	6
Pacific Gas & Electric Co., 3.50%, 10/1/20	95,000	94
Pacific Gas & Electric Co., 4.80%, 3/1/14	30,000	33
Pacific Gas & Electric Co., 5.625%, 11/30/17	10,000	12
Potomac Electric Power Co., 6.50%, 11/15/37	5,000	6
PPL Energy Supply LLC, 6.50%, 5/1/18	10,000	12
Public Service Co. of Colorado, 5.80%, 8/1/18	10,000	12
Public Service Electric & Gas Co., 5.00%, 1/1/13	100,000	108
Puget Sound Energy, Inc., 6.274%, 3/15/37	30,000	35
San Diego Gas & Electric Co., 4.50%, 8/15/40	30,000	30
San Diego Gas & Electric Co., 6.125%, 9/15/37	10,000	12
Sempra Energy, 6.15%, 6/15/18	15,000	18
Sempra Energy, 6.50%, 6/1/16	10,000	12
South Carolina Electric & Gas Co., 6.05%, 1/15/38	15,000	18
Tampa Electric Co., 6.10%, 5/15/18	25,000	30
Tampa Electric Co., 6.15%, 5/15/37	25,000	29
Tampa Electric Co., 6.55%, 5/15/36	30,000	36
The Toledo Edison Co., 6.15%, 5/15/37	40,000	44
Union Electric Co., 6.40%, 6/15/17	10,000	12
Union Electric Co., 6.70%, 2/1/19	10,000	12
Virginia Electric & Power Co., 3.45%, 9/1/22	65,000	65

Total		1,343

Investment Grade Segment (6.6%)	Shares/ $ Par	Value $ (000’s)

Electronics (0.0%)

Cisco Systems, Inc., 5.50%, 1/15/40	25,000	28
Hewlett-Packard Co., 2.125%, 9/13/15	55,000	55

Total		83

Food Processors (0.2%)

Campbell Soup Co., 3.05%, 7/15/17	20,000	21
General Mills, Inc., 5.25%, 8/15/13	10,000	11
General Mills, Inc., 5.65%, 2/15/19	20,000	23
General Mills, Inc., 5.70%, 2/15/17	55,000	65
Kellogg Co., 4.45%, 5/30/16	10,000	11
Kraft Foods, Inc., 5.375%, 2/10/20	150,000	168
Kraft Foods, Inc., 6.125%, 2/1/18	55,000	65
Kraft Foods, Inc., 6.50%, 8/11/17	20,000	24
Kraft Foods, Inc., 6.50%, 2/9/40	10,000	12

Total		400

Gas Pipelines (0.2%)

CenterPoint Energy Resources Corp., 6.125%, 11/1/17	10,000	12
DCP Midstream LLC, 5.35%, 3/15/20 144A	15,000	16
Energy Transfer Partners LP, 6.70%, 7/1/18	15,000	18
Enterprise Products Operating LLC, 6.65%, 4/15/18	50,000	59
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	45,000	49
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	10,000	11
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	15,000	16
Magellan Midstream Partners LP, 6.55%, 7/15/19	30,000	36
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	30,000	31
Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	15,000	17
Southern Natural Gas Co., 5.90%, 4/1/17 144A	20,000	22
TransCanada PipeLines, Ltd., 5.85%, 3/15/36	15,000	16
TransCanada PipeLines, Ltd., 6.10%, 6/1/40	55,000	62
TransCanada PipeLines, Ltd., 6.50%, 8/15/18	110,000	135
Williams Partners LP, 6.30%, 4/15/40	10,000	11

Total		511

Health Care/Pharmaceuticals (0.1%)

Amgen, Inc., 3.45%, 10/1/20	20,000	20
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	20,000	25
Johnson & Johnson, 5.85%, 7/15/38	40,000	48
Medco Health Solutions, Inc., 7.125%, 3/15/18	25,000	31
Merck & Co., 5.75%, 11/15/36	5,000	6
Novartis Securities Investment, Ltd., 5.125%, 2/10/19	5,000	6
Pfizer, Inc., 5.35%, 3/15/15	15,000	17
Roche Holdings, Inc., 6.00%, 3/1/19 144A	75,000	91
Wyeth, 5.50%, 2/15/16	5,000	6
Wyeth, 5.95%, 4/1/37	35,000	41

Total		291

Independent Finance (0.1%)

General Electric Capital Corp., 5.625%, 5/1/18	125,000	139
General Electric Capital Corp., 5.875%, 1/14/38	10,000	10

Total		149

Asset Allocation Portfolio

Investment Grade Segment (6.6%)	Shares/ $ Par	Value $ (000’s)

Information/Data Technology (0.0%)

Adobe Systems, Inc., 3.25%, 2/1/15	30,000	32
Symantec Corp., 2.75%, 9/15/15	20,000	20

Total		52

Life Insurance (0.0%)

MetLife, Inc., 6.75%, 6/1/16	20,000	24
MetLife, Inc., 6.817%, 8/15/18	10,000	12
Prudential Financial, Inc., 3.625%, 9/17/12	5,000	5
Prudential Financial, Inc., 5.375%, 6/21/20	19,000	20
Prudential Financial, Inc., 5.70%, 12/14/36	5,000	5
Teachers Insurance & Annuity Association-College Retirement Equity Fund, 6.85%, 12/16/39 144A	20,000	25

Total		91

Machinery (0.1%)

Caterpillar Financial Services Corp., 5.45%, 4/15/18	10,000	12
Caterpillar Financial Services Corp., 5.85%, 9/1/17	50,000	59
John Deere Capital Corp., 5.50%, 4/13/17	50,000	58

Total		129

Metals/Mining (0.3%)

Alcoa, Inc., 5.375%, 1/15/13	19,000	20
Alcoa, Inc., 6.15%, 8/15/20	125,000	129
ArcelorMittal, 5.25%, 8/5/20	100,000	101
ArcelorMittal, 5.375%, 6/1/13	10,000	11
ArcelorMittal, 6.125%, 6/1/18	35,000	38
ArcelorMittal, 9.85%, 6/1/19	25,000	32
ArcelorMittal USA, Inc., 6.50%, 4/15/14	10,000	11
Barrick North America Finance LLC, 6.80%, 9/15/18	25,000	31
Nucor Corp., 4.125%, 9/15/22	95,000	97
Rio Tinto Finance USA, Ltd., 5.875%, 7/15/13	35,000	39
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	15,000	21
Southern Copper Corp., 5.375%, 4/16/20	5,000	5
Southern Copper Corp., 6.75%, 4/16/40	25,000	27
Teck Resources, Ltd., 10.25%, 5/15/16	50,000	61
Teck Resources, Ltd., 10.75%, 5/15/19	75,000	94
Vale Overseas, Ltd., 5.625%, 9/15/19	10,000	11

Total		728

Natural Gas Distributors (0.0%)

NiSource Finance Corp., 5.40%, 7/15/14	45,000	50
NiSource Finance Corp., 5.45%, 9/15/20	10,000	11
NiSource Finance Corp., 6.40%, 3/15/18	10,000	12

Total		73

Oil and Gas (0.4%)

Apache Corp., 5.10%, 9/1/40	40,000	40
BP Capital Markets PLC, 4.50%, 10/1/20	55,000	56
BP Capital Markets PLC, 4.75%, 3/10/19	110,000	115
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	5,000	5
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	45,000	52
Conoco, Inc., 6.95%, 4/15/29	20,000	26
ConocoPhillips, 5.75%, 2/1/19	30,000	36
ConocoPhillips, 6.00%, 1/15/20	25,000	31
EnCana Corp., 6.50%, 8/15/34	30,000	35
EnCana Corp., 6.625%, 8/15/37	10,000	12
EOG Resources, Inc., 4.40%, 6/1/20	15,000	16

	Investment Grade Segment (6.6%)	Shares/ $ Par	Value $ (000’s)

	Oil and Gas continued

	EOG Resources, Inc., 5.625%, 6/1/19	5,000	6
	Hess Corp., 5.60%, 2/15/41	75,000	78
	Husky Energy, Inc., 7.25%, 12/15/19	5,000	6
	Marathon Oil Corp., 6.60%, 10/1/37	10,000	12
	Occidental Petroleum Corp., 4.125%, 6/1/16	40,000	45
	Pemex Project Funding Master Trust, 6.625%, 6/15/35	15,000	16
	Petro-Canada, 5.95%, 5/15/35	45,000	48
	Shell International Finance BV, 4.30%, 9/22/19	65,000	71
	Suncor Energy, Inc., 6.50%, 6/15/38	20,000	23
	Suncor Energy, Inc., 6.85%, 6/1/39	15,000	18
	Transocean, Inc., 4.95%, 11/15/15	25,000	26
	Valero Energy Corp., 6.125%, 2/1/20	45,000	49
	XTO Energy, Inc., 5.50%, 6/15/18	30,000	36
	XTO Energy, Inc., 5.65%, 4/1/16	35,000	42
	XTO Energy, Inc., 6.25%, 8/1/17	10,000	12

	Total		912

	Other Finance (0.1%)
	American Express Co., 6.15%, 8/28/17	35,000	40
	American Express Credit Corp., 5.125%, 8/25/14	15,000	17
	The NASDAQ OMX Group, Inc., 5.55%, 1/15/20	55,000	58
	USAA Capital Corp., 2.24%, 3/30/12	60,000	62

	Total		177

	Other Holdings (0.9%)
(f)	Australia Treasury Bill, 0.00%, 10/22/10	260,000	251
(f)	Brazilian Government International Bond, 12.50%, 1/5/16	345,000	235
(f)	Canadian Treasury Bill, 0.00%, 12/23/10	420,000	407
(f)	Korea Monetary Stabilization Bond, 5.61%, 10/14/10	617,120,000	542
(f)	Mexico Cetes, 0.00%, 10/28/10	35,700,000	282
(f)	Mexico Cetes, 0.00%, 11/18/10	33,700,000	266
(f)(n)	Morgan Stanley, 10.00%, 4/8/12 144A	250,000	147

	Total		2,130

	Other Services (0.1%)
	American Tower Corp., 4.625%, 4/1/15	10,000	11
	American Tower Corp., 5.05%, 9/1/20	75,000	77
	American Tower Corp., 7.00%, 10/15/17	15,000	17
	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/17 144A	80,000	88
	Republic Services, Inc., 5.25%, 11/15/21	25,000	28
	Waste Management, Inc., 4.75%, 6/30/20	35,000	37

	Total		258

	Paper and Forest Products (0.1%)
	International Paper Co., 7.50%, 8/15/21	75,000	90
	International Paper Co., 7.95%, 6/15/18	65,000	79

	Total		169

	Railroads (0.1%)

	Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	45,000	46
	Burlington Northern Santa Fe LLC, 5.75%, 5/1/40	50,000	55
	Burlington Northern Santa Fe LLC, 6.15%, 5/1/37	5,000	6
	Canadian National Railway Co., 5.85%, 11/15/17	5,000	6
	Canadian Pacific Railway Co., 4.45%, 3/15/23	25,000	25

Asset Allocation Portfolio

Investment Grade Segment (6.6%)	Shares/ $ Par	Value $ (000’s)

Railroads continued

CSX Corp., 5.60%, 5/1/17	30,000	34
Norfolk Southern Corp., 5.257%, 9/17/14	25,000	28
Norfolk Southern Corp., 5.64%, 5/17/29	50,000	55
Norfolk Southern Corp., 5.75%, 1/15/16	30,000	35
Union Pacific Corp., 4.00%, 2/1/21	15,000	15

Total		305

Real Estate Investment Trusts (0.2%)

AvalonBay Communities, Inc., 5.70%, 3/15/17	35,000	39
Boston Properties LP, 5.625%, 11/15/20	25,000	27
BRE Properties, Inc., 5.20%, 3/15/21	61,000	62
BRE Properties, Inc., 5.50%, 3/15/17	25,000	27
CommonWealth REIT, 5.875%, 9/15/20	40,000	40
Developers Diversified Realty Corp., 7.875%, 9/1/20	90,000	93
ERP Operating LP, 4.75%, 7/15/20	45,000	47
ERP Operating LP, 5.125%, 3/15/16	20,000	22
ERP Operating LP, 5.75%, 6/15/17	10,000	11
HCP, Inc., 6.00%, 1/30/17	25,000	27
HCP, Inc., 6.70%, 1/30/18	10,000	11
HRPT Properties Trust, 5.75%, 11/1/15	65,000	69
ProLogis, 6.875%, 3/15/20	50,000	49
WEA Finance LLC, 7.125%, 4/15/18 144A	25,000	29
WEA Finance LLC / WT Finance Aust Pty, Ltd., 7.50%, 6/2/14 144A	15,000	18

Total		571

Restaurants (0.0%)

Darden Restaurants, Inc., 6.20%, 10/15/17	25,000	29
Darden Restaurants, Inc., 6.80%, 10/15/37	60,000	70

Total		99

Retail Food and Drug (0.1%)

CVS Caremark Corp., 4.75%, 5/18/20	50,000	54
CVS Caremark Corp., 4.875%, 9/15/14	25,000	28
CVS Caremark Corp., 6.25%, 6/1/27	40,000	45
Delhaize Group, 6.50%, 6/15/17	40,000	48
The Kroger Co., 7.50%, 4/1/31	40,000	52

Total		227

Retail Stores (0.2%)

AutoZone, Inc., 7.125%, 8/1/18	10,000	12
The Home Depot, Inc., 5.875%, 12/16/36	45,000	48
Lowe’s Cos., Inc., 5.80%, 4/15/40	20,000	22
Nordstrom, Inc., 4.75%, 5/1/20	55,000	59
Nordstrom, Inc., 6.25%, 1/15/18	15,000	18
Nordstrom, Inc., 7.00%, 1/15/38	15,000	18
Target Corp., 6.50%, 10/15/37	15,000	18
Wal-Mart Stores, Inc., 3.625%, 7/8/20	15,000	16
Wal-Mart Stores, Inc., 4.875%, 7/8/40	145,000	148

Total		359

Telecommunications (0.3%)

America Movil SAB de CV, 5.00%, 3/30/20	65,000	70
AT&T, Inc., 2.50%, 8/15/15	50,000	51
AT&T, Inc., 8.00%, 11/15/31	200,000	267
Qwest Corp., 8.375%, 5/1/16	10,000	12
Rogers Communications, Inc., 6.375%, 3/1/14	50,000	58
Rogers Communications, Inc., 6.80%, 8/15/18	50,000	62
Telefonica Emisiones SAU, 5.877%, 7/15/19	35,000	40
Verizon Communications, Inc., 5.85%, 9/15/35	80,000	86
Verizon Communications, Inc., 6.25%, 4/1/37	30,000	34

	Investment Grade Segment (6.6%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued

	Verizon Communications, Inc., 6.35%, 4/1/19	50,000	61

	Total		741

	Tobacco (0.1%)

	Altria Group, Inc., 9.95%, 11/10/38	50,000	72
	Lorillard Tobacco Co., 8.125%, 6/23/19	35,000	40

	Total		112

	Vehicle Parts (0.0%)

	Johnson Controls, Inc., 6.00%, 1/15/36	30,000	33

	Total		33

	Total Investment Grade Segment
	(Cost: $14,420)		15,386

	Governments (7.4%)

	Governments (7.4%)

(n)	Overseas Private Investment, 4.10%, 11/15/14	56,400	60
(e)	Tennesse Valley Authority Stripped, 0.00%, 4/15/42	1,000,000	1,016
	US Department of Housing & Urban Development, 6.08%, 8/1/13	100,000	105
	US Treasury, 0.625%, 7/31/12	1,362,000	1,368
	US Treasury, 1.25%, 8/31/15	110,000	110
	US Treasury, 1.375%, 3/15/13	4,390,000	4,480
	US Treasury, 1.875%, 8/31/17	35,000	35
	US Treasury, 2.50%, 3/31/15	4,125,000	4,374
	US Treasury, 2.625%, 8/15/20	440,000	444
	US Treasury, 3.50%, 5/15/20	715,000	776
(k)	US Treasury, 3.625%, 2/15/20	1,830,000	2,007
	US Treasury, 4.375%, 5/15/40	200,000	225
(k)	US Treasury, 4.625%, 2/15/40	600,000	701
	US Treasury, 5.25%, 2/15/29	986,000	1,246
	US Treasury Inflation Index Bond, 2.00%, 4/15/12	168,673	174
	US Treasury Inflation Index Bond, 2.625%, 7/15/17	290,319	335

	Total Governments (Cost: $16,551)		17,456

	Municipal Bonds (0.2%)

	Municipal Bonds (0.2%)

	American Municipal Power, Inc., Series 2010, 5.939%, 2/15/47 RB	38,000	39
	Dallas Area Rapid Transit, Series 2010B, 5.022%, 12/1/48 RB	75,000	75
	Metropolitan Transportation Authority, Series 2010C-1, 6.687%, 11/15/40 RB	50,000	55
	Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	35,000	44
	New Jersey State Turnpike Authority, Series 2009F, 7.414%, 1/1/40 RB	25,000	31
	New York City Municipal Water Finance Authority, Series AA, 5.44%, 6/15/43 RB	30,000	31
	New York City Municipal Water Finance Authority, Series AA-1, 5.75%, 6/15/41 RB	10,000	11
	State of California, Series 2009, 7.55%, 4/1/39 GO	50,000	54
	Texas Transportation Commission, Series 2010A, 4.681%, 4/1/40 GO	23,000	23

Asset Allocation Portfolio

Municipal Bonds (0.2%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
The University of Texas System, Series 2010C, 4.794%, 8/15/46 RB	60,000	61
The University of Texas System, Series 2009B, 6.276%, 8/15/41 RB	10,000	11

Total Municipal Bonds
(Cost: $410)		435

Structured Products (7.8%)

Structured Products (7.8%)
AEP Texas Central Transition Funding LLC, Series 2006-A, Class A5, 5.306%, 7/1/21	1,183,000	1,408
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.461%, 2/14/43 IO	1,855,319	53
Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	86,304	62
Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	102,533	72
Banc of America Funding Corp., Series 2007- 1, Class TA1A, 0.316%, 1/25/37	60,241	28
Banc of America Funding Corp., Series 2007- 4, Class TA1A, 0.346%, 5/25/37	90,464	79
Banc of America Mortgage Securities, Inc., Series 2003-2, Class 1A5, 5.50%, 4/25/33	25,000	25
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A4, 5.17%, 8/1/19	140,000	165
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.887%, 12/10/49	336,000	360
Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB1, 5.50%, 8/25/34	34,927	35
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	34,974	35
Countrywide Alternative Loan Trust, Series 2003-J1, Class 1A8, 5.25%, 10/25/33	1,038,163	1,019
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	85,000	89
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A19, 6.00%, 8/25/37	126,570	112
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A9, 6.00%, 8/25/37	115,425	102
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	86,956	92

Structured Products (7.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	114,625	122
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	231,627	246
Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	79,822	85
Federal Home Loan Mortgage Corp., 5.00%, 11/1/19	146,246	156
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	24,181	26
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	92,190	99
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	80,894	86
Federal Home Loan Mortgage Corp., 5.00%, 11/1/39	93,162	99
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	29,770	32
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	91,006	98
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	20,128	22
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	129,623	140
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	261,467	281
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	91,610	98
Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	304,776	344
Federal Home Loan Mortgage Corp., Series 2840, Class LK, 6.00%, 11/15/17	128,566	134
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	89,814	98
Federal National Mortgage Association, 4.50%, 6/1/19	239,825	256
Federal National Mortgage Association, 4.50%, 12/1/19	26,378	28
Federal National Mortgage Association, 4.50%, 7/1/20	121,050	128
Federal National Mortgage Association, 4.50%, 9/1/24	191,835	202
Federal National Mortgage Association, 5.00%, 3/1/20	110,059	118
Federal National Mortgage Association, 5.00%, 4/1/20	45,143	48
Federal National Mortgage Association, 5.00%, 5/1/20	173,390	185
Federal National Mortgage Association, 5.00%, 11/1/34	713,933	762

Asset Allocation Portfolio

Structured Products (7.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.00%, 4/1/35	101,293	109
Federal National Mortgage Association, 5.00%, 7/1/35	302,249	324
Federal National Mortgage Association, 5.00%, 10/1/35	52,646	56
Federal National Mortgage Association, 5.32%, 4/1/14	131,286	144
Federal National Mortgage Association, 5.38%, 1/1/17	151,000	171
Federal National Mortgage Association, 5.50%, 4/1/21	91,793	99
Federal National Mortgage Association, 5.50%, 10/1/34	302,977	325
Federal National Mortgage Association, 5.50%, 3/1/35	128,672	141
Federal National Mortgage Association, 5.50%, 7/1/35	48,359	52
Federal National Mortgage Association, 5.50%, 8/1/35	74,141	80
Federal National Mortgage Association, 5.50%, 9/1/35	701,037	753
Federal National Mortgage Association, 5.50%, 11/1/35	652,480	702
Federal National Mortgage Association, 5.50%, 2/1/37	509,058	546
Federal National Mortgage Association, 5.50%, 4/1/38	920,486	985
Federal National Mortgage Association, 6.00%, 10/1/34	280,345	306
Federal National Mortgage Association, 6.00%, 11/1/34	229,383	250
Federal National Mortgage Association, 6.00%, 5/1/35	11,307	12
Federal National Mortgage Association, 6.00%,6/1/35	2,177	2
Federal National Mortgage Association, 6.00%, 7/1/35	129,085	140
Federal National Mortgage Association, 6.00%, 10/1/35	57,746	63
Federal National Mortgage Association, 6.00%, 11/1/35	170,433	185
Federal National Mortgage Association, 6.00%, 9/1/36	77,896	85
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	286,854	324
Federal National Mortgage Association, 6.50%, 1/1/39	593,689	648
Federal National Mortgage Association Aces, Series 2006-M1, Class C, 5.355%, 2/25/16	555,000	614
Final Maturity Amortizing Notes, Series 2004- 1, Class 1, 4.45%, 8/25/12	256,408	267

Structured Products (7.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Ford Credit Auto Owner Trust, Series 2009-E, Class D, 5.53%, 5/15/16 144A	300,000	319
Ford Credit Auto Owner Trust, Series 2009-D, Class D, 8.14%, 2/15/16 144A	300,000	340
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR, Class CSA, 5.286%, 12/17/39 144A	40,000	40
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR1, Class GGA, 6.055%, 7/12/38 144A	30,000	34
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, 4.799%, 8/10/42	25,000	27
Greenwich Capital Commerical Funding Corp., Series 2006-FL4A, Class A1, 0.348%, 11/5/21 144A	18,223	18
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2009-RR1, Class A4A, 5.721%, 3/18/51 144A	522,000	568
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class A2, 6.53%, 7/14/16 144A	47,000	48
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class F, 7.272%, 7/14/16 144A	140,000	141
Louisiana Public Facilities Authority, Series 2008, Class A2, 5.75%, 2/1/19	32,000	36
Louisiana Public Facilities Authority, Series 2008, Class A3, 6.55%, 8/1/20	150,000	186
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	41,251	43
Merrill Lynch Alternative Note Asset Trust, Series 2007-A1, Class A2A, 0.326%, 1/25/37	134,814	56
Morgan Stanley Reremic Trust, Series 2009- GG10, Class A4A, 6.002%, 8/12/45 144A	557,000	609
Residential Funding Mortgage Securities I, Inc., Series 2003-S18, Class A1, 4.50%, 10/25/18	20,504	21
TBW Mortgage Backed Pass Through Certificates, Series 2007-1, Class A1, 0.346%, 3/25/37	79,837	68
Thornburg Mortgage Securities Trust, Series 2007-1, Class A1, 0.366%, 3/25/37	87,622	83
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 0.376%, 10/25/46	116,080	115

Asset Allocation Portfolio

	Structured Products (7.8%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 0.386%, 6/25/37	144,030	141
	Washington Mutual Alternative Mortgage Pass-Through Certficates, Series 2006-6, Class 4A, 6.783%, 11/25/34	45,652	42
	Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	50,921	51
	Wells Fargo Mortgage Backed Securities, Series 2003-12, Class A1, 4.75%, 11/25/18	7,786	8
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	41,082	42
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 1A1, 5.50%, 11/25/35	159,840	152

	Total Structured Products
	(Cost: $16,901)		18,200

	Below Investment Grade Segment (9.5%)

	Aerospace/Defense (0.2%)

	Alliant Techsystems, Inc., 6.875%, 9/15/20	35,000	36
	BE Aerospace, Inc., 6.875%, 10/1/20	45,000	46
	Bombardier, Inc., 7.75%, 3/15/20 144A	85,000	92
	Colt Defense LLC/Colt Finance Corp., 8.75%, 11/15/17 144A	60,000	44
	DynCorp International, Inc., 10.375%, 7/1/17 144A	30,000	30
(c)	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 8.875%, 4/1/15	77,546	58
	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 9.75%, 4/1/17	65,000	38
	L-3 Communications Corp., 6.375%, 10/15/15	100,000	103
	Triumph Group, Inc., 8.625%, 7/15/18	40,000	43

	Total		490

	Autos/Vehicle Parts (0.5%)

	Accuride Corp., 9.50%, 8/1/18 144A	10,000	10
	American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 144A	60,000	66
	American Axle & Manufacturing, Inc., 7.875%, 3/1/17	45,000	44
	Cooper-Standard Automotive, Inc., 8.50%, 5/1/18 144A	40,000	41
	Ford Motor Co., 7.45%, 7/16/31	90,000	94
	Ford Motor Credit Co. LLC, 8.00%, 12/15/16	30,000	34
	Ford Motor Credit Co. LLC, 8.125%, 1/15/20	180,000	207
	The Goodyear Tire & Rubber Co., 8.25%, 8/15/20	55,000	58
	The Goodyear Tire & Rubber Co., 10.50%, 5/15/16	75,000	85
	Lear Corp., 8.125%, 3/15/20	50,000	53
(d)	Motors Liquidation Co., 7.20%, 1/15/11	30,000	10
(d)	Motors Liquidation Co., 8.375%, 7/15/33	260,000	88
	Navistar International Corp., 8.25%, 11/1/21	45,000	48
	Oshkosh Corp., 8.25%, 3/1/17	10,000	11

	Below Investment Grade Segment (9.5%)	Shares/ $ Par	Value $ (000’s)

	Autos/Vehicle Parts continued
	Oshkosh Corp., 8.50%, 3/1/20	20,000	22
	Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625%, 9/1/17 144A	85,000	86
	TRW Automotive, Inc., 7.25%, 3/15/17 144A	50,000	53
	TRW Automotive, Inc., 8.875%, 12/1/17 144A	60,000	66

	Total		1,076

	Basic Materials (1.0%)

	ABI Escrow Corp., 10.25%, 10/15/18 144A	80,000	81
(d)	Abitibi-Consolidated Co. of Canada, 15.50%, 7/15/11 144A	70,000	45
	AK Steel Corp., 7.625%, 5/15/20	30,000	30
	Arch Coal, Inc., 7.25%, 10/1/20	30,000	32
	Arch Coal, Inc., 8.75%, 8/1/16	55,000	61
	Ardagh Packaging Finance PLC, 7.375%, 10/15/17 144A	30,000	31
	Ardagh Packaging Finance PLC, 9.125%, 10/15/20 144A	30,000	31
	Berry Plastics Corp., 8.25%, 11/15/15	50,000	51
	Berry Plastics Corp., 9.50%, 5/15/18	40,000	38
	Boise Paper Holdings LLC/Boise Finance Co., 9.00%, 11/1/17	40,000	43
	Boise Paper Holdings LLC/Bosie Co-Issuer Co., 8.00%, 4/1/20	45,000	47
	Cascades, Inc., 7.875%, 1/15/20	60,000	62
	Celanese US Holdings LLC, 6.625%, 10/15/18 144A	15,000	15
	Chemtura Corp., 7.875%, 9/1/18 144A	45,000	47
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, 12/15/17	30,000	32
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.50%, 12/15/19	30,000	32
	CONSOL Energy, Inc., 8.00%, 4/1/17 144A	105,000	114
	CONSOL Energy, Inc., 8.25%, 4/1/20 144A	55,000	60
	FMG Finance Property, Ltd., 10.625%, 9/1/16 144A	185,000	228
	Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	15,000	16
	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	35,000	39
	Georgia-Pacific LLC, 7.125%, 1/15/17 144A	52,000	55
	Graham Packaging Co. LP/GPC Capital Corp. I, 8.25%, 1/1/17 144A	50,000	51
	Graham Packaging Co. LP/GPC Capital Corp. I, 8.25%, 10/1/18 144A	20,000	20
	Graphic Packaging International, Inc., 7.875%, 10/1/18	10,000	10
	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	85,000	83
	Huntsman International LLC, 8.625%, 3/15/20	20,000	21
	Huntsman International LLC, 8.625%, 3/15/21 144A	20,000	21
	LBI Escrow Corp., 8.00%, 11/1/17 144A	65,000	71
	Murray Energy Corp., 10.25%, 10/15/15 144A	45,000	47
	NewPage Corp., 10.00%, 5/1/12	120,000	61
	NewPage Corp., 11.375%, 12/31/14	155,000	140
	Novelis, Inc., 7.25%, 2/15/15	112,000	114
	Patriot Coal Corp., 8.25%, 4/30/18	55,000	55
	PolyOne Corp., 7.375%, 9/15/20	10,000	10

Asset Allocation Portfolio

Below Investment Grade Segment (9.5%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.75%, 10/15/16 144A	70,000	71
Rhodia SA, 6.875%, 9/15/20 144A	15,000	15
Severstal Columbus LLC, 10.25%, 2/15/18 144A	65,000	68
Solutia, Inc., 7.875%, 3/15/20	30,000	32
Steel Dynamics, Inc., 7.625%, 3/15/20 144A	25,000	26
TPC Group LLC, 8.25%, 10/1/17 144A	35,000	36
United States Steel Corp., 7.375%, 4/1/20	65,000	68
Verso Paper Holdings LLC/Verso Paper, Inc., 9.125%, 8/1/14	65,000	65
Vertellus Specialties, Inc., 9.375%, 10/1/15 144A	15,000	16

Total		2,291

Building Materials (0.1%)
Cemex Finance LLC, 9.50%, 12/14/16 144A	45,000	45
Headwaters, Inc., 11.375%, 11/1/14	25,000	27
KB Home, 7.25%, 6/15/18	40,000	37
KB Home, 9.10%, 9/15/17	50,000	51
Lennar Corp., 6.95%, 6/1/18	115,000	107
Texas Industries, Inc., 9.25%, 8/15/20 144A	45,000	47

Total		314

Capital Goods (0.2%)

Ashtead Capital, Inc., 9.00%, 8/15/16 144A	15,000	16
Case New Holland, Inc., 7.875%, 12/1/17 144A	70,000	76
The Manitowoc Co., Inc., 9.50%, 2/15/18	30,000	31
RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.50%, 12/1/14	88,000	91
RSC Equipment Rental, Inc./RSC Holdings III LLC, 10.00%, 7/15/17 144A	70,000	78
SPX Corp., 6.875%, 9/1/17 144A	45,000	48
United Rentals North America, Inc., 10.875%, 6/15/16	70,000	79

Total		419

Consumer Products/Retailing (0.5%)

Education Management LLC/Education Management Finance Corp., 8.75%, 6/1/14	10,000	10
Hanesbrands, Inc., 8.00%, 12/15/16	25,000	26
J.C. Penney Corp., 5.75%, 2/15/18	50,000	51
J.C. Penney Corp., Inc., 7.40%, 4/1/37	55,000	55
Levi Strauss & Co., 7.625%, 5/15/20	40,000	41
Limited Brands, Inc., 8.50%, 6/15/19	75,000	87
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	50,000	53
Macy’s Retail Holdings, Inc., 6.70%, 7/15/34	85,000	86
The Neiman Marcus Group, Inc., 10.375%, 10/15/15	50,000	53
Phillips-Van Heusen Corp., 7.375%, 5/15/20	20,000	21
Revlon Consumer Products Corp., 9.75%, 11/15/15	50,000	53
Rite Aid Corp., 7.50%, 3/1/17	56,000	52
Rite Aid Corp., 9.375%, 12/15/15	45,000	39
Rite Aid Corp., 10.25%, 10/15/19	20,000	21
Rite Aid Corp., 10.375%, 7/15/16	35,000	36
Sears Holdings Corp., 6.625%, 10/15/18 144A	105,000	106
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18 144A	40,000	43
SUPERVALU, Inc., 8.00%, 5/1/16	110,000	111
Tops Markets LLC, 10.125%, 10/15/15 144A	60,000	64

Below Investment Grade Segment (9.5%)	Shares/ $ Par	Value $ (000’s)

Consumer Products/Retailing continued

Toys R US Property Co. I LLC, 10.75%, 7/15/17	60,000	68
Toys R US Property Co. LLC, 8.50%, 12/1/17 144A	60,000	63
Toys R US, Inc.-Delaware, Inc., 7.375%, 9/1/16 144A	30,000	31
Visant Corp., 10.00%, 10/1/17 144A	45,000	47

Total		1,217

Energy (1.5%)
ATP Oil & Gas Corp., 11.875%, 5/1/15 144A	65,000	56
Basic Energy Services, Inc., 11.625%, 8/1/14	25,000	28
Chesapeake Energy Corp., 6.625%, 8/15/20	45,000	47
Chesapeake Energy Corp., 6.875%, 8/15/18	45,000	47
Chesapeake Energy Corp., 7.25%, 12/15/18	55,000	59
Chesapeake Energy Corp., 9.50%, 2/15/15	50,000	58
Cimarex Energy Co., 7.125%, 5/1/17	80,000	84
CITGO Petroleum Corp., 11.50%, 7/1/17 144A	40,000	44
Coffeyville Resources LLC/Coffeyville Finance, Inc., 9.00%, 4/1/15 144A	20,000	21
Coffeyville Resources LLC/Coffeyville Finance, Inc., 10.875%, 4/1/17 144A	20,000	21
Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15	33,000	34
Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16	70,000	76
Connacher Oil and Gas, Ltd., 10.25%, 12/15/15 144A	60,000	61
Continental Resources, Inc., 7.125%, 4/1/21 144A	15,000	16
Continental Resources, Inc., 7.375%, 10/1/20 144A	25,000	26
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 2/15/18	55,000	58
Denbury Resources, Inc., 8.25%, 2/15/20	50,000	55
El Paso Corp., 7.00%, 6/15/17	25,000	27
El Paso Corp., 7.25%, 6/1/18	65,000	70
El Paso Corp., 7.75%, 1/15/32	90,000	93
El Paso Corp., 8.25%, 2/15/16	35,000	39
Energy Transfer Equity LP, 7.50%, 10/15/20	120,000	126
EXCO Resources, Inc., 7.50%, 9/15/18	45,000	45
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	20,000	21
Forest Oil Corp., 7.25%, 6/15/19	90,000	92
Harvest Operations Corp., 6.875%, 10/1/17 144A	20,000	20
Helix Energy Solutions Group, Inc., 9.50%, 1/15/16 144A	100,000	101
Hilcorp Energy I LP/Hilcorp Finance Co., 8.00%, 2/15/20 144A	65,000	67
Key Energy Services, Inc., 8.375%, 12/1/14	85,000	90
Linn Energy LLC, 9.875%, 7/1/18	55,000	60
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/1/21 144A	65,000	66
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20 144A	45,000	48
Mariner Energy, Inc., 8.00%, 5/15/17	34,000	37
Martin Midstream Partners LP/Martin Midstream Finance Corp., 8.875%, 4/1/18 144A	20,000	20
McJunkin Red Man Corp., 9.50%, 12/15/16 144A	100,000	88

Asset Allocation Portfolio

Below Investment Grade Segment (9.5%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Midcontinent Express Pipeline LLC, 5.45%, 9/15/14 144A	50,000	53
Newfield Exploration Co., 6.875%, 2/1/20	105,000	112
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.875%, 3/15/18 144A	105,000	112
Offshore Group Investments, Ltd., 11.50%, 8/1/15 144A	30,000	31
OPTI Canada, Inc., 7.875%, 12/15/14	40,000	30
OPTI Canada, Inc., 8.25%, 12/15/14	135,000	103
Petrohawk Energy Corp., 7.25%, 8/15/18 144A	65,000	66
Petrohawk Energy Corp., 7.875%, 6/1/15	35,000	37
Petrohawk Energy Corp., 10.50%, 8/1/14	25,000	28
Pioneer Natural Resources Co., 7.50%, 1/15/20	70,000	77
Plains Exploration & Production Co., 7.00%, 3/15/17	55,000	56
Plains Exploration & Production Co., 7.625%, 6/1/18	30,000	32
Plains Exploration & Production Co., 7.75%, 6/15/15	40,000	42
Plains Exploration & Production Co., 8.625%, 10/15/19	55,000	60
Pride Internationl, Inc., 6.875%, 8/15/20	45,000	49
QEP Resources, Inc., 6.875%, 3/1/21	110,000	119
Range Resources Corp., 6.75%, 8/1/20	55,000	57
Range Resources Corp., 7.25%, 5/1/18	10,000	10
Range Resources Corp., 7.50%, 5/15/16	15,000	16
Rosetta Resources, Inc., 9.50%, 4/15/18	45,000	46
Sabine Pass LNG LP, 7.50%, 11/30/16	55,000	50
SandRidge Energy, Inc., 8.00%, 6/1/18 144A	35,000	34
SandRidge Energy, Inc., 8.75%, 1/15/20 144A	35,000	35
SandRidge Energy, Inc., 9.875%, 5/15/16 144A	65,000	67
SESI LLC, 6.875%, 6/1/14	85,000	86
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	25,000	27
Swift Energy Co., 8.875%, 1/15/20	65,000	68
W&T Offshore, Inc., 8.25%, 6/15/14 144A	85,000	82
Whiting Petroleum Corp., 6.50%, 10/1/18	15,000	15

Total		3,501

Financials (1.0%)

Aircastle, Ltd., 9.75%, 8/1/18 144A	15,000	15
Ally Financial, Inc., 7.50%, 9/15/20 144A	65,000	69
Ally Financial, Inc., 8.00%, 3/15/20 144A	145,000	158
Ally Financial, Inc., 8.00%, 11/1/31	128,000	136
Ally Financial, Inc., 8.30%, 2/12/15 144A	85,000	93
American General Finance Corp., 5.40%, 12/1/15	55,000	44
CIT Group Funding Co. of Delaware LLC., 10.25%, 5/1/16	60,000	62
CIT Group, Inc., 7.00%, 5/1/16	100,000	98
CIT Group, Inc., 7.00%, 5/1/17	160,000	157
Crum & Forster Holdings Corp., 7.75%, 5/1/17	64,000	67
E*TRADE Financial Corp., 0.00%, 8/31/19	100,000	141
E*TRADE Financial Corp., 7.875%, 12/1/15	100,000	98
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	110,000	111
International Lease Finance Corp., 5.875%, 5/1/13	30,000	30
International Lease Finance Corp., 6.375%, 3/25/13	60,000	60

	Below Investment Grade Segment (9.5%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	International Lease Finance Corp., 7.125%, 9/1/18 144A	90,000	97
	International Lease Finance Corp., 8.625%, 9/15/15 144A	90,000	96
	International Lease Finance Corp., 8.75%, 3/15/17 144A	175,000	188
	International Lease Finance Corp., 8.875%, 9/1/17	65,000	70
(d)	Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	35,000	8
(d)	Lehman Brothers Holdings, Inc., 6.875%, 5/2/18	25,000	6
	Pinafore LLC/Pinafore, Inc., 9.00%, 10/1/18 144A	20,000	21
	SLM Corp., 5.375%, 1/15/13	10,000	10
	SLM Corp., 5.375%, 5/15/14	35,000	34
	SLM Corp., 8.00%, 3/25/20	65,000	64
	SLM Corp., 8.45%, 6/15/18	155,000	157
	Wells Fargo & Co., 7.98%, 12/31/49	40,000	42
	Wells Fargo Capital XIII, 7.70%, 12/31/49	125,000	130

	Total		2,262

	Foods (0.2%)

	Constellation Brands, Inc., 7.25%, 9/1/16	35,000	37
	Cott Beverages USA, Inc., 8.125%, 9/1/18 144A	45,000	48
	Cott Beverages, Inc., 8.375%, 11/15/17 144A	70,000	74
	Dole Food Co., 8.00%, 10/1/16 144A	50,000	52
	Dole Food Co., 13.875%, 3/15/14	30,000	37
	JBS Finance II, Ltd., 8.25%, 1/29/18 144A	65,000	67
	Michael Foods, Inc., 9.75%, 7/15/18 144A	15,000	16
	Smithfield Foods, Inc., 7.75%, 7/1/17	30,000	30
	Smithfield Foods, Inc., 10.00%, 7/15/14 144A	35,000	40
	TreeHouse Foods, Inc., 7.75%, 3/1/18	35,000	38

	Total		439

	Gaming/Leisure/Lodging (0.5%)

	AMC Entertainment, Inc., 8.75%, 6/1/19	65,000	68
	AMC Entertainment, Inc., 11.00%, 2/1/16	54,000	58
	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 9.125%, 8/1/18 144A	15,000	16
	Cinemark USA, Inc., 8.625%, 6/15/19	25,000	27
	CKE Restaurants, Inc., 11.375%, 7/15/18 144A	45,000	46
	Corrections Corp. of America, 7.75%, 6/1/17	80,000	86
	The Geo Group, Inc., 7.75%, 10/15/17 144A	45,000	47
	Harrah’s Operating Co., 10.00%, 12/15/18	73,000	58
	Harrah’s Operating Co., 11.25%, 6/1/17	125,000	137
	Harrah’s Operating Co., 12.75%, 4/15/18 144A	115,000	107
	Marina District Finance Co., Inc., 9.50%, 10/15/15 144A	10,000	10
	Marina District Finance Co., Inc., 9.875%, 8/15/18 144A	10,000	10
	MGM Resorts International, 6.75%, 9/1/12	30,000	28
	MGM Resorts International, 7.50%, 6/1/16	115,000	97
	MGM Resorts International, 9.00%, 3/15/20 144A	50,000	53
	MGM Resorts International, 11.125%, 11/15/17	55,000	63
	Midwest Gaming Borrower LLC/Midwest Finance Corp., 11.625%, 4/15/16 144A	20,000	20
	Penn National Gaming, Inc., 8.75%, 8/15/19	40,000	42
	Pinnacle Entertainment, Inc., 8.625%, 8/1/17	25,000	27

Asset Allocation Portfolio

	Below Investment Grade Segment (9.5%)	Shares/ $ Par	Value $ (000’s)

	Gaming/Leisure/Lodging continued
	Regal Entertainment Group, 9.125%, 8/15/18	15,000	16
	Scientific Games Corp., 8.125%, 9/15/18 144A	10,000	10
	Scientific Games International, Inc., 9.25%, 6/15/19	25,000	27
	Speedway Motorsports, Inc., 8.75%, 6/1/16	50,000	54
	Universal City Development Partners, Ltd./UCDP Finance, Inc., 8.875%, 11/15/15	40,000	41
	Universal City Development Partners, Ltd./UCDP Finance, Inc., 10.875%, 11/15/16	20,000	22
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20 144A	45,000	47
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 5/1/20	35,000	37

	Total		1,254

	Health Care/Pharmaceuticals (0.7%)

	Accellent, Inc., 8.375%, 2/1/17	50,000	51
	Alere, Inc., 8.625%, 10/1/18 144A	65,000	66
	American Renal Holdings, 8.375%, 5/15/18 144A	35,000	36
	Apria Healthcare Group, Inc., 12.375%, 11/1/14	50,000	56
(c)	Biomet, Inc., 10.375%, 10/15/17	110,000	122
	Capella Healthcare, Inc., 9.25%, 7/1/17 144A	25,000	27
	CHS/Community Health Systems, Inc., 8.875%, 7/15/15	80,000	85
	Elan Finance PLC/Elan Finance Corp., 8.75%, 10/15/16 144A	35,000	35
	Gentiva Health Services, Inc., 11.50%, 9/1/18 144A	45,000	48
	HCA, Inc., 7.25%, 9/15/20	30,000	32
	HCA, Inc., 7.875%, 2/15/20	50,000	55
	HCA, Inc., 8.50%, 4/15/19	50,000	56
	HCA, Inc., 9.25%, 11/15/16	63,000	68
(c)	HCA, Inc., 9.625%, 11/15/16	91,000	99
	HCA, Inc., 9.875%, 2/15/17	10,000	11
	Health Management Associates, Inc., 6.125%, 4/15/16	85,000	86
	HealthSouth Corp., 7.25%, 10/1/18	30,000	31
	LifePoint Hospitals, Inc., 6.625%, 10/1/20 144A	27,000	27
	Mylan, Inc./PA, 7.625%, 7/15/17 144A	20,000	21
	Mylan, Inc./PA, 7.875%, 7/15/20 144A	45,000	48
	Patheon, Inc., 8.625%, 4/15/17 144A	30,000	31
	Quintiles Transnational Corp., 9.50%, 12/30/14 144A	35,000	36
	Radnet Management, Inc., 10.375%, 4/1/18 144A	50,000	46
	Select Medical Corp., 7.625%, 2/1/15	45,000	44
	Service Corp. International, 6.75%, 4/1/16	60,000	62
	Service Corp. International, 8.00%, 11/15/21	40,000	43
	Talecris Biotherapeutics Holdings Corp., 7.75%, 11/15/16	75,000	82
	Tenet Healthcare Corp., 8.00%, 8/1/20 144A	20,000	20
	Tenet Healthcare Corp., 8.875%, 7/1/19	105,000	116
	Valeant Pharmaceuticals International, 6.75%, 10/1/17 144A	15,000	15
	Valeant Pharmaceuticals International, 7.00%, 10/1/20 144A	25,000	26
	Valent Pharmaceuticals International, 7.625%, 3/15/20 144A	35,000	44

	Below Investment Grade Segment (9.5%)	Shares/ $ Par	Value $ (000’s)

	Health Care/Pharmaceuticals continued
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.00%, 2/1/18	55,000	56
	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18 144A	50,000	51

	Total		1,732

	Media (0.9%)

	Allbritton Communications Co., 8.00%, 5/15/18	65,000	65
	Cablevision Systems Corp., 7.75%, 4/15/18	45,000	48
	Cablevision Systems Corp., 8.00%, 4/15/20	15,000	16
	CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16	87,818	104
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17 144A	55,000	56
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18 144A	20,000	21
	CCO Holdings LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20 144A	90,000	95
	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 144A	130,000	137
	Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	80,000	85
	CSC Holdings LLC, 8.625%, 2/15/19	35,000	39
	CSC Holdings, Inc., 7.875%, 2/15/18	132,000	144
(c)	Dex One Corp., 12.00%, 1/29/17	83,092	65
	DISH DBS Corp., 7.125%, 2/1/16	85,000	89
	DISH DBS Corp., 7.875%, 9/1/19	165,000	178
	Entravision Communications Corp., 8.75%, 8/1/17 144A	20,000	20
	Insight Communications Co., Inc., 9.375%, 7/15/18 144A	55,000	58
	Intelsat Jackson Holdings SA, 7.25%, 10/15/20 144A	55,000	55
	Intelsat Jackson Holdings SA, 8.50%, 11/1/19 144A	75,000	81
	Intelsat Jackson Holdings SA, 11.25%, 6/15/16	100,000	109
	Intelsat Subsidiary Holding Co., 8.875%, 1/15/15 144A	10,000	10
	Lamar Media Corp., 6.625%, 8/15/15	25,000	25
	Lamar Media Corp., 7.875%, 4/15/18	15,000	16
	The McClatchy Co., 11.50%, 2/15/17	45,000	48
	Media General, Inc., 11.75%, 2/15/17	55,000	60
	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	25,000	26
	Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19	35,000	36
(n)	Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18 144A	45,000	45
	Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16	30,000	34
	QVC, Inc., 7.375%, 10/15/20 144A	55,000	57
	QVC, Inc., 7.50%, 10/1/19 144A	55,000	58
	Reader’s Digest Association, Inc., 9.50%, 2/15/17 144A	35,000	35
	Sinclair Television Group, Inc., 8.375%, 10/15/18 144A	10,000	10
	Sun Media Corp., 7.625%, 2/15/13	5,000	5
	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.125%, 12/1/17 144A	120,000	125

Asset Allocation Portfolio

	Below Investment Grade Segment (9.5%)	Shares/ $ Par	Value $ (000’s)

	Media continued
	Univision Communications, Inc., 12.00%, 7/1/14 144A	45,000	49
	Virgin Media Finance PLC, 9.50%, 8/15/16	30,000	34
	Virgin Media Finance PLC., 8.375%, 10/15/19	50,000	55
	WMG Acquisition Corp., 9.50%, 6/15/16	40,000	43

	Total		2,236

	Other Holdings (–%)

(n)	Escrow Smith Investment Co., 8.00%, 3/15/17	55,000	0
(n)	Stone & Webster, Inc., 8.375%, 7/1/12	75,000	0

	Total		0

	Real Estate (0.1%)

	Colonial Realty LP, 6.05%, 9/1/16	20,000	20
	DuPont Fabros Technology LP, 8.50%, 12/15/17	85,000	91
	iStar Financial, Inc., 5.70%, 3/1/14	60,000	46
	Omega Healthcare Investors, Inc., 6.75%, 10/15/22 144A	40,000	40

	Total		197

	Services (0.1%)

	ARAMARK Corp., 8.50%, 2/1/15	100,000	104
	EnergySolutions, Inc./EnergySolutions LLC, 10.75%, 8/15/18 144A	20,000	22
	FTI Consulting, Inc., 6.75%, 10/1/20 144A	30,000	30
	Trans Union LLC/TransUnion Financing Corp., 11.375%, 6/15/18 144A	40,000	45

	Total		201

	Technology (0.3%)

	Fidelity National Information Services, Inc., 7.625%, 7/15/17 144A	30,000	32
	First Data Corp., 9.875%, 9/24/15	115,000	94
(c)	First Data Corp., 10.55%, 9/24/15	94,748	77
	Freescale Semiconductor, Inc., 9.25%, 4/15/18 144A	80,000	83
	Freescale Semiconductor, Inc., 10.125%, 3/15/18 144A	85,000	91
	Interactive Data Corp., 10.25%, 8/1/18 144A	25,000	27
	Iron Mountain, Inc., 8.00%, 6/15/20	60,000	63
	Iron Mountain, Inc., 8.375%, 8/15/21	40,000	43
	Seagate HDD Cayman, 6.875%, 5/1/20 144A	50,000	49
	SunGard Data Systems, Inc., 10.625%, 5/15/15	65,000	72
	West Corp., 8.625%, 10/1/18 144A	45,000	46
	West Corp., 11.00%, 10/15/16	30,000	32

	Total		709

	Telecommunications (1.0%)

	Cincinnati Bell, Inc., 8.25%, 10/15/17	45,000	45
	Cincinnati Bell, Inc., 8.75%, 3/15/18	75,000	73
	Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 144A	150,000	162
	Cricket Communications, Inc., 7.75%, 5/15/16	45,000	48
	Cricket Communications, Inc., 10.00%, 7/15/15	70,000	76
	Crown Castle International Corp., 7.125%, 11/1/19	75,000	80
	Digicel Group, Ltd., 8.25%, 9/1/17 144A	35,000	37
	Equinix, Inc., 8.125%, 3/1/18	85,000	91
	Frontier Communications Corp., 8.125%, 10/1/18	45,000	49

Below Investment Grade Segment (9.5%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
Frontier Communications Corp., 8.25%, 4/15/17	40,000	44
Frontier Communications Corp., 8.50%, 4/15/20	55,000	61
Frontier Communications Corp., 8.75%, 4/15/22	85,000	93
Frontier Communications Corp., 9.00%, 8/15/31	30,000	32
GCI, Inc., 8.625%, 11/15/19	85,000	91
Level 3 Financing, Inc., 10.00%, 2/1/18	35,000	32
MetroPCS Wireless, Inc., 7.875%, 9/1/18	40,000	41
MetroPCS Wireless, Inc., 9.25%, 11/1/14	85,000	89
Nextel Communications, Inc., 6.875%, 10/31/13	65,000	65
NII Capital Corp., 8.875%, 12/15/19	40,000	44
PAETEC Holding Corp., 8.875%, 6/30/17	30,000	31
Qwest Communications International, Inc., 7.125%, 4/1/18 144A	65,000	68
Qwest Communications International, Inc., 8.00%, 10/1/15	75,000	81
SBA Telecommunications, Inc., 8.00%, 8/15/16	50,000	54
SBA Telecommunications, Inc., 8.25%, 8/15/19	35,000	38
Sprint Capital Corp., 6.90%, 5/1/19	125,000	126
Sprint Nextel Corp., 6.00%, 12/1/16	120,000	119
Sprint Nextel Corp., 8.375%, 8/15/17	160,000	174
Wind Acquisition Holding Finance SA, 12.25%, 7/15/17 144A	80,359	86
Windstream Corp., 7.00%, 3/15/19	55,000	54
Windstream Corp., 7.75%, 10/15/20 144A	160,000	161
Windstream Corp., 7.875%, 11/1/17	50,000	52
Windstream Corp., 8.625%, 8/1/16	70,000	74

Total		2,371

Transportation (0.1%)

Continental Airlines, Inc., 6.75%, 9/15/15 144A	45,000	45
Kansas City Southern de Mexico SAB de CV, 7.375%, 6/1/14	65,000	67
Kansas City Southern de Mexico SAB de CV, 8.00%, 2/1/18 144A	35,000	38
Teekay Corp., 8.50%, 1/15/20	20,000	22

Total		172

Utilities (0.6%)

The AES Corp., 7.75%, 10/15/15	25,000	27
The AES Corp., 8.00%, 10/15/17	45,000	49
The AES Corp., 8.00%, 6/1/20	85,000	92
Calpine Corp., 7.875%, 7/31/20 144A	75,000	77
CenterPoint Energy, Inc., 6.50%, 5/1/18	20,000	23
CMS Energy Corp., 4.25%, 9/30/15	95,000	96
CMS Energy Corp., 6.25%, 2/1/20	105,000	110
CMS Energy Corp., 8.75%, 6/15/19	55,000	66
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	55,000	57
Dynegy Holdings, Inc., 7.50%, 6/1/15	45,000	35
Dynegy Holdings, Inc., 7.75%, 6/1/19	65,000	44
Dynegy Holdings, Inc., 8.375%, 5/1/16	60,000	47
Edison Mission Energy, 7.00%, 5/15/17	90,000	65
Edison Mission Energy, 7.20%, 5/15/19	74,000	52
Edison Mission Energy, 7.50%, 6/15/13	35,000	33
Elwood Energy LLC, 8.159%, 7/5/26	76,865	72

Asset Allocation Portfolio

	Below Investment Grade Segment (9.5%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	Energy Future Holdings Corp., 10.875%, 11/1/17	21,000	13
	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20	53,000	53
	Mirant Americas Generation LLC, 8.50%, 10/1/21	65,000	62
	NRG Energy, Inc., 7.375%, 2/1/16	75,000	77
	NRG Energy, Inc., 7.375%, 1/15/17	66,000	68
	NRG Energy, Inc., 8.25%, 9/1/20 144A	85,000	88
	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 144A	81,000	74
	Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15	135,000	89

	Total		1,469

	Total Below Investment Grade Segment (Cost: $21,082)		22,350

	Short-Term Investments (13.4%)

	Energy (2.5%)

(b)	Sempra Global, 0.33%, 10/7/10	5,900,000	5,900

	Total		5,900

	Federal Government & Agencies (1.8%)

	Federal Home Loan Bank, 0.05%, 10/15/10	2,200,000	2,200
	Federal Home Loan Bank, 0.16%, 10/29/10	2,100,000	2,100

	Total		4,300

	Finance Services (2.6%)

	Alpine Securitization, 0.23%, 10/13/10	3,000,000	3,000
	Liberty Street Funding LLC, 0.22%, 10/15/10	3,000,000	2,999

	Total		5,999

	Food Processors (0.9%)

(b)	Kellogg Co., 0.27%, 10/13/10	2,000,000	2,000

	Total		2,000

	Personal Credit Institutions (2.6%)

(b)	Old Line Funding LLC, 0.20%, 10/1/10	3,000,000	3,000
(b)	Thunder Bay Funding LLC, 0.23%, 10/13/10	3,000,000	3,000

	Total		6,000

	Short-Term Investments (13.4%)	Shares/ $ Par	Value $ (000’s)

	Short Term Business Credit (3.0%)

(b)	Atlantic Asset Securitization LLC, 0.23%, 10/7/10	4,100,000	4,100
	Falcon Asset Securitization Co. LLC, 0.23%, 10/25/10	3,000,000	2,999

	Total		7,099

	Total Short-Term Investments (Cost: $31,298)		31,298

	Total Investments (98.4%) (Cost: $210,440)(a)		230,501

	Other Assets, Less Liabilities (1.6%)		3,837

	Net Assets (100.0%)		234,338

Asset Allocation Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010 the value of these securities (in thousands) was $12,717 representing 5.43% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

(a)	At September 30, 2010 the aggregate cost of securities for federal tax purposes (in thousands) was $210,440 and the net unrealized appreciation of investments based on that cost was $20,061 which is comprised of $24,953 aggregate gross unrealized appreciation and $4,892 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)

Midcap 400 Index Futures (Long) (Total Notional Value at September 30, 2010, $381)	1	12/10	$19
S&P 500 Index Futures (Long) (Total Notional Value at September 30, 2010, $1,968)	7	12/10	22
US Long Bond (CBT) Commodity (Long) (Total Notional Value at September 30, 2010, $134)	1	12/10	(1)
US Ten Year Treasury Note (Short) (Total Notional Value at September 30, 2010, $4,521)	36	12/10	(16)
US Two Year Treasury Note (Short) (Total Notional Value at September 30, 2010, $11,399)	52	12/10	(15)
US Ultra 30 Year Bond Commodity (Long) (Total Notional Value at September 30, 2010, $1,007)	7	12/10	(18)

(c)	PIK - Payment In Kind

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond

(h)	Forward foreign currency contracts outstanding on September 30, 2010.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)

Sell	Barclays Bank PLC	AUD	250	10/10	$—		$(4)	$(4)
Sell	Barclays Bank PLC	BRL	325	12/10	—		(8)	(8)
Sell	Barclays Bank PLC	BRL	166	1/11	—		(2)	(2)
Sell	Barclays Bank PLC	CAD	210	12/10	—	(m)	—	— (m)
Sell	Barclays Bank PLC	MXN	5,250	10/10	—		(4)	(4)

					$—		$(18)	$(18)

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

MXN — Mexican New Peso

(i)	Written options outstanding on September 30, 2010.

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)

Call — OTC Merck & Co., Inc.	Credit Suisse International	$38.000	1/11	50	$(6)
Call — OTC Pfizer, Inc.	Credit Suisse International	17.500	1/11	110	(8)
Call — OTC PPL Corp.	Credit Suisse International	30.000	1/11	60	(2)

(Premiums Received $14)					$(16)

OTC — Over-the-Counter

Asset Allocation Portfolio

(j)	Swap agreements outstanding on September 30, 2010.

Total Return Swaps

Counterparty	Reference	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)

Credit Suisse International	Russell Midcap Growth Index	Russell Midcap Growth Index Total Return	3-Month USD LIBOR - 21 Basis Points (Bps)	5/11	8,768	$(436)
Credit Suisse International	Russell Midcap Value Index	3-Month USD LIBOR - 9 Bps	Russell Midcap Value Index Total Return	5/11	8,728	218
Credit Suisse International	Russell 1000 Growth Index	Russell 1000 Growth Index Total Return	3-Month USD Libor - 17 Bps	2/11	27,731	(936)
Credit Suisse International	Russell 1000 Value Index	3-Month USD Libor - 2 Bps	Russell 1000 Value Index Total Return	2/11	27,939	396
Goldman Sachs International	MSCI Daily Net EAFE Index	3-Month USD LIBOR - 25 Bps	MSCI Daily Net EAFE Index Total Return	8/11	23,023	1,659
JPMorgan Chase Bank, N.A.	Russell 2000 Growth Biotechnology Industry Index	3-Month USD LIBOR - 70 Bps	Russell 2000 Growth Biotechnology Industry Index Total Return	12/10	131	11

						$912

(k)	Cash and securities with an aggregate value of $4,338 (in thousands) have been pledged as collateral for swap contracts outstanding or written options on September 30, 2010.

(m)	Amount is less than one thousand.

(n)	At September 30, 2010 portfolio securities with an aggregate value of $252 (in thousands) were valued with reference to securities whose values are more readily available.

(p)	Restricted securities (excluding 144A issues) on September 30, 2010.

Description	Acquisition Date	Cost (000’s)	Value (000’s)	Value as a Percentage of Net Assets

Charter Communications, Inc. - Class A (2,273 restricted shares)	11/30/2009	$57	$76	0.03%

Asset Allocation Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at September 30, 2010.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$110,844	$-	$-
Foreign Common Stocks	14,469	-	-
Preferred Stocks	63	-	-
US Government & Agency Bonds	-	17,456	-
Foreign Bonds	-	2,130	-
Municipal Bonds	-	435	-
Corporate Bonds	-	35,606	-
Structured Products	-	18,200	-
Short-Term Investments	-	31,298	-
Other Financial Instruments^	41	2,284	-
Liabilities:
Other Financial Instruments^	(66)	(1,390)	-

Total	$125,351	$106,019	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Item 2.	Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized and reported timely.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ Patricia L. Van Kampen
Patricia L. Van Kampen, President

Date: November 17, 2010

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia L. Van Kampen
Patricia L. Van Kampen, President

Date: November 17, 2010

By:	/s/ Walter M. Givler
Walter M. Givler, Vice President,
Chief Financial Officer and Treasurer

Date: November 17, 2010